      As filed with the Securities and Exchange Commission on September 30, 2003
                                                Securities Act File No. 33-41694
                                        Investment Company Act File No. 811-6352

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933           [X]

                         Pre-Effective Amendment No.                         [ ]

                       Post-Effective Amendment No. 61                       [X]

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940       [X]

                              Amendment No. 71                               [X]
                        (Check appropriate box or boxes)

                              ING SERIES FUND, INC.
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

        Theresa K. Kelety, Esq.                               With copies to:
          ING Investments, LLC                            Philip H. Newman, Esq.
     7337 E. Doubletree Ranch Road                         Goodwin Procter, LLP
          Scottsdale, AZ 85258                                Exchange Place
(Name and Address of Agent for Service)                       53 State Street
                                                             Boston, MA 02109

                               ------------------

         It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)

[X] On September 30, 2003, pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] On (date), pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date), pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                       CONTENTS OF REGISTRATION STATEMENT

  This Registration Statement consists of the following papers and documents:

                                  Cover Sheet

                       Contents of Registration Statement

                                Explanatory Note

Classes A, B and C shares Prospectus for ING Domestic Equity Funds and ING Strategic Allocation Funds, the Class I shares Prospectus for ING Domestic Equity Funds and ING Strategic Allocation Funds, the Class O Prospectus for ING Domestic Equity Funds and Class R Prospectus for ING Index Plus Funds, all series of ING Series Fund, Inc.

        Statements of Additional Information for the Series Listed Above

                                     Part C

                                 Signature Page

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 61 (this "Amendment") to the Registration Statement on Form N-1A for ING Series Fund, Inc. (the "Registrant") is being filed to update the information in the Registration Statement with respect to each series (the "Series") listed above. The Series have fiscal years that differ from those of the Registrant's other series. Therefore, with respect to such other series, this Amendment incorporates by reference:

     (1) The Registrant's Fixed Income Funds' Class O, Classes A, B and C, and Class I shares Prospectuses for each of the Registrant's series, each dated August 1, 2003, which were included in the Registrant's registration statement on Form N-1A and filed with the U.S. Securities and Exchange Commission ("SEC") on July 29, 2003.

     (2) The Registrant's International Funds' Class O, Classes A, B and C, and Class I shares Prospectuses for each of the Registrant's series, each dated March 1, 2003, as supplemented on August 1, 2003, which were included in the Registrant's registration statement on Form N-1A and filed with the SEC on February 28, 2003.

     (3) The Registrant's Fixed Income Funds' Class O, Classes A, B, C and I shares Statements of Additional Information for each of the Registrant's series, each dated August 1, 2003, which were included in the Registrant's registration statement on Form N-1A and filed with the SEC on July 29, 2003.

     (4) The Registrant's International Funds' Class O, Classes A,B,C and I shares Statements of Additional Information for each of the Registrant's series, each dated March 1, 2003, which were included in the Registrant's registration statement on Form N-1A and filed with the SEC on February 28, 2003.

       PROSPECTUS

    [GLOBE GRAPHIC]
       September 30, 2003

       Classes A, B and C
                                                  DOMESTIC EQUITY GROWTH FUNDS
                                                  ING Growth Fund
                                                  ING Small Company Fund
                                                  ING Technology Fund
                                                  DOMESTIC EQUITY INDEX FUNDS
                                                  ING Index Plus LargeCap Fund
                                                  ING Index Plus MidCap Fund
                                                  ING Index Plus SmallCap Fund
                                                  DOMESTIC EQUITY VALUE FUND
                                                  ING Value Opportunity Fund
                                                  DOMESTIC EQUITY AND INCOME
                                                  FUNDS
                                                  ING Balanced Fund
                                                  ING Growth and Income Fund
                                                  STRATEGIC ALLOCATION FUNDS
                                                  ING Strategic Allocation
                                                  Growth Fund
                                                  ING Strategic Allocation
                                                  Balanced Fund
                                                  ING Strategic Allocation
                                                  Income Fund

       This Prospectus contains
       important information about
       investing in the ING Funds.
       You should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Funds will
       achieve their objectives. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                           [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS



[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST




This Prospectus describes each Fund's objective, investment strategy and risks.

You'll also find:

HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    INTRODUCTION TO THE ING FUNDS                            1
    FUNDS AT A GLANCE                                        2

    DOMESTIC EQUITY GROWTH FUNDS
    ING Growth Fund                                          4
    ING Small Company Fund                                   6
    ING Technology Fund                                      8

    DOMESTIC EQUITY INDEX FUNDS
    ING Index Plus LargeCap Fund                            10
    ING Index Plus MidCap Fund                              12
    ING Index Plus SmallCap Fund                            14

    DOMESTIC EQUITY VALUE FUND
    ING Value Opportunity Fund                              16

    DOMESTIC EQUITY AND INCOME FUNDS
    ING Balanced Fund                                       18
    ING Growth and Income Fund                              20

    STRATEGIC ALLOCATION FUNDS                              22
    ING Strategic Allocation Growth Fund                    25
    ING Strategic Allocation Balanced Fund                  26
    ING Strategic Allocation Income Fund                    27


    WHAT YOU PAY TO INVEST                                  29
    SHAREHOLDER GUIDE                                       34
    MANAGEMENT OF THE FUNDS                                 41
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      43
    MORE INFORMATION ABOUT RISKS                            44
    FINANCIAL HIGHLIGHTS                                    48
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   INTRODUCTION TO THE ING FUNDS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING Funds, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

DOMESTIC EQUITY GROWTH FUNDS

  ING's Domestic Equity Growth Funds seek long-term growth of capital.

  They may suit you if you:

  - are investing for the long-term -- at least several years; and

  - are willing to accept higher risk in exchange for the potential for long-term growth.


DOMESTIC EQUITY INDEX FUNDS

  ING's Domestic Equity Index Funds seek to outperform the total return performance of the predetermined indices.

  They may suit you if you:

  - are investing for the long-term -- at least several years; and

  - are willing to accept higher risk in exchange for the potential for long-term growth.


DOMESTIC EQUITY VALUE FUND

  ING's Value Opportunity Fund seeks growth of capital.

  The Fund may suit you if you:

  - are investing for the long-term -- at least several years; and

  - are willing to accept risk in exchange for the potential for long-term growth of capital.


DOMESTIC EQUITY AND INCOME FUNDS

  ING's Domestic Equity and Income Funds seek income and growth of capital.

  They may suit you if you:


  - want both regular income and the potential for capital appreciation; and

  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth, Domestic Equity Index or Domestic Equity Value Funds.

STRATEGIC ALLOCATION FUNDS

  ING's Strategic Allocation Funds are asset allocation funds that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.

  They may suit you if you:

  - are investing for the long-term -- at least five years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Introduction to the ING Funds       1

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, strategies and risks, which begin on page 4.


                  FUND                                                   INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
DOMESTIC          ING Growth Fund                                        Growth of capital
EQUITY GROWTH     Adviser: ING Investments, LLC
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.

                  ING Small Company Fund                                 Growth of capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  ING Technology Fund                                    Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: AIC Asset Management, LLC


DOMESTIC          ING Index Plus LargeCap Fund                           Outperform the total return
EQUITY INDEX      Adviser: ING Investments, LLC                          performance of the Standard &
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.        Poor's 500 Composite Stock
                                                                         Price Index while maintaining
                                                                         a market level of risk

                  ING Index Plus MidCap Fund                             Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's MidCap 400 Index (S&P
                                                                         MidCap 400 Index), while
                                                                         maintaining a market level of
                                                                         risk

                  ING Index Plus SmallCap Fund                           Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's SmallCap 600 Index (S&P
                                                                         SmallCap 600 Index), while
                                                                         maintaining a market level of
                                                                         risk


DOMESTIC          ING Value Opportunity Fund                             Growth of capital
EQUITY VALUE      Adviser: ING Investments, LLC
FUND              Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          ING Balanced Fund                                      Maximize total return with
EQUITY AND        Adviser: ING Investments, LLC                          reasonable safety of principal
INCOME FUNDS      Sub-Adviser: Aeltus Investment Management, Inc.

                  ING Growth and Income Fund                             Long-term growth of capital
                  Adviser: ING Investments, LLC                          and income
                  Sub-Adviser: Aeltus Investment Management, Inc.


STRATEGIC         ING Strategic Allocation Growth Fund                   Capital appreciation
ALLOCATION        Adviser: ING Investments, LLC
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.

                  ING Strategic Allocation Balanced Fund                 Provide total return (i.e.,
                  Adviser: ING Investments, LLC                          income and capital
                  Sub-Adviser: Aeltus Investment Management, Inc.        appreciation, both realized
                                                                         and unrealized)

                  ING Strategic Allocation Income Fund                   Provide total return
                  Adviser: ING Investments, LLC                          consistent with preservation
                  Sub-Adviser: Aeltus Investment Management, Inc.        of capital


 2      Funds at a Glance

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities of large U.S. companies.                Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of small-sized U.S. companies.          Price volatility and other risks that accompany an
                                                          investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of companies in the information         Price volatility and other risks that accompany an
technology sector.                                        investment in equity securities and maintaining a
                                                          non-diversified portfolio focusing on companies engaged in information technology sector.


Equity securities included in the S&P 500 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P MidCap 400          Price volatility and other risks that accompany an
Index.                                                    investment in equity securities.


Equity securities included in the S&P SmallCap 600        Price volatility and other risks that accompany an
Index.                                                    investment in equity securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to offer above-average growth potential.                  investment in equity securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Funds at a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH FUND                               Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks and securities convertible into common stock.

In managing the Fund, the Sub-Adviser:


- Emphasizes stocks of larger companies, although the Fund may invest in companies of any size.


- Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price.

- Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



GROWTH INVESTING -- growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.



SMALL-SIZED COMPANIES -- stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 4      ING Growth Fund

                                                                 ING GROWTH FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                  The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1993    1994    1995    1996    1997    1998    1999     2000     2001     2002
  ----    -----   -----   -----   -----   -----   -----   ------   ------   ------
                  33.38%  21.26%  21.88%  37.51%  34.71%  -12.83%  -27.53%  -29.21%

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1998:  23.26%
                           1st quarter 2001: -23.66%
   The Fund's Class A shares' year-to-date total return as of June 30, 2003:

                                     13.75%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                  5 YEARS                10 YEARS
                                                                  1 YEAR    (OR LIFE OF CLASS)     (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                 %  -33.26           -4.83                    5.35
Class A Return After Taxes on Distributions(2)                 %  -33.26           -6.34                    3.03
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                      %  -20.42           -3.58                    4.06
Class B Return Before Taxes(3)                                 %  -33.26          -13.86(1)                  N/A
Class C Return Before Taxes(4)                                 %  -30.47           -9.26(1)                  N/A
Russell 1000 Growth Index (reflects no deduction for fees,
expenses or taxes)(5)                                          %  -27.88           -3.84                    7.91(6)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5.00% and 3.00%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.


(5) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.


(6) Index return for Class A is for the period beginning April 1, 1994. Index return for Class B is -12.99% for the period beginning March 1, 1999. Index return for Class C is -6.78% for the period beginning June 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         ING Growth Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING SMALL COMPANY FUND                        Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Fund invests at least 80% of its assets in common stocks and securities convertible into common stock of small-capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Sub-Adviser defines small-capitalization companies as companies that are included in the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index) or the Russell 2000 Index at the time of purchase, or if not included in the Index, have market capitalizations of between $116.6 million and $1.2 billion. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 and Russell 2000 Indices change. At May 30, 2003, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $250 million and the largest company had a market capitalization of $900 million. At June 30, 2003, the smallest company in the Russell 2000 Index had a market capitalization of $116.6 million and the largest company had a market capitalization of $1.2 billion. In managing the Fund, the Sub-Adviser:


- Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.

- Uses internally developed quantitative computer models to evaluate financial characteristics (for example, changes in earnings, earnings estimates and price momentum) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.

- Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

- May invest, to a limited extent, in foreign stocks.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-SIZED COMPANIES -- stocks of smaller companies carry higher risks than stocks of larger companies.



- Smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.



- In many instances, the frequency and volume of trading in small-cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.


- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.


- Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.



RISKS OF FOREIGN INVESTING -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 6      ING Small Company Fund

                                                          ING SMALL COMPANY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
----     -----    -----    -----    -----    -----    -----    -----    ----    ------
                  47.11%   12.79%   32.26%    1.12%   30.59%    7.44%   3.51%   -23.95%

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                            1st quarter 2000:  28.46%
                            3rd quarter 2002: -19.35%
   The Fund's Class A shares' year-to-date total return as of June 30, 2003:

                                     14.13%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -28.33            1.03                  9.89
Class A Return After Taxes on Distributions(2)                  %   -28.33           -0.03                  6.66
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -17.39            0.37                  6.75
Class B Return Before Taxes(3)                                  %   -28.34            3.09(1)                N/A
Class C Return Before Taxes(4)                                  %   -25.29            0.26(1)                N/A
Russell 2000 Index (reflects no deduction for fees, expenses
or taxes)(5)                                                    %   -20.48           -1.36                  6.43(6)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5.00% and 3.00%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(6) Index return for Class A is for the period beginning April 1, 1994. Index return for Class B is 0.75% for the period beginning March 1, 1999. Index return for Class C is -2.46% for the period beginning June 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING Small Company Fund       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING TECHNOLOGY FUND                                    AIC Asset Management, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology sector. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Companies in the information technology sector include companies that the Sub-Adviser considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by this sector:

- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

- Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

- Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for, e-commerce.

The Sub-Adviser considers a company to be principally engaged in the information technology sector if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, this sector. The Sub-Adviser will also consider a company to be principally engaged in the information technology sector if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in this sector.

In selecting stocks for the Fund, the Sub-Adviser looks at a company's valuation relative to its potential long-term growth rate. The Sub-Adviser may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. The Fund may sell a security if the Sub-Adviser determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if the Sub-Adviser believes that another investment offers a better opportunity.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-SIZED COMPANIES -- stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings. There may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of these securities to reflect the full value of their issuers' earnings potential or assets.



RISKS OF CONCENTRATION -- the Fund's investments are concentrated in the information technology sector. The Fund therefore may be subject to more abrupt swings in value than a fund that invests in a broader range of industries.



INFORMATION TECHNOLOGY -- investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally. The Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


 8      ING Technology Fund

                                                             ING TECHNOLOGY FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                  The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


                  [TOTAL RETURNS BAR GRAPH]

  1993    1994    1995    1996    1997    1998    1999    2000     2001     2002
  -----   -----   -----   -----   -----   -----   -----   -----   ------   ------
                                                                  -24.92%  -42.64%

(1) These figures are for the year ended December 31 of each year. The figure does not reflect sales charges and would be lower if it did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser. Formerly, Aeltus Investment Management, Inc., served as the investment adviser. Despite the change in investment adviser, AIC Asset Management, LLC has served as sub-adviser since the Fund commenced operations.

            Best and worst quarterly performance during this period:
                            4th quarter 2001:  39.14%
                            3rd quarter 2001: -34.86%
   The Fund's Class A shares' year-to-date total return as of June 30, 2003:

                                     18.01%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Goldman Sachs Technology Industry Composite Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %   -45.96           -38.97                  N/A
Class A Return After Taxes on Distributions(2)                  %   -45.96           -38.97                  N/A
Class A Return After Taxes on Distributions and Sale of Fund
 Shares(2)                                                      %   -28.22           -27.78                  N/A
Class B Return Before Taxes(3)                                  %   -46.05           -38.85                  N/A
Class C Return Before Taxes(4)                                  %   -44.12           -38.28                  N/A
Goldman Sachs Technology Industry Composite Index (reflects
no deduction for fees, expenses or taxes)(5)                    %   -40.27           -39.58(6)               N/A

(1) Class A, Class B and Class C shares commenced operations on March 1, 2000.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5.00% and 3.00%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

(6) The Goldman Sachs Technology Industry Composite Index return is for the period beginning March 1, 2000.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                     ING Technology Fund       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS LARGECAP FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests at least 80% of its assets in stocks included in the S&P 500 Index. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.


In managing the Fund, the Sub-Adviser attempts to achieve the Fund's objective by overweighting those stocks in the S&P 500 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Sub-Adviser generally includes in the Fund between 400 and 450 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) that approximate those of the S&P 500 Index.



The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.


MANAGER RISK -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 10      ING Index Plus LargeCap Fund

                                                    ING INDEX PLUS LARGECAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


                  [TOTAL RETURNS BAR GRAPH]

1993    1994     1995     1996     1997     1998     1999     2000      2001      2002
----    -----    -----    -----    -----    -----    -----    -----    ------    ------
                                            32.12%   24.28%   -9.72%   -14.22%   -22.07%

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1998:  22.40%
                            3rd quarter 2002: -17.40%
   The Fund's Class A shares' year-to-date total return as of June 30, 2003:

                                     9.92%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                     5 YEARS                10 YEARS
                                                                    1 YEAR     (OR LIFE OF CLASS)     (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -24.39            -0.79                   3.05
Class A Return After Taxes on Distributions(2)                  %   -24.66            -1.08                   2.11
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -14.97            -0.74                   2.03
Class B Return Before Taxes(3)                                  %   -26.51            -8.93(1)                 N/A
Class C Return Before Taxes(4)                                  %   -23.02            -4.40(1)                 N/A
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(5)                                                       %   -22.10            -0.56                   3.40(6)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on February 3, 1997, March 1, 1999 and June 30, 1998, respectively.

(2) Reflects deduction of sales charge of 3.00%.

(3) Reflects deduction of deferred sales charge of 5.00% and 3.00%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) Index return for Class A is for the period beginning February 1, 1997. Index return for Class B is -7.29% for the period beginning March 1, 1999. Index return for Class C is -3.28% for the period beginning June 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Index Plus LargeCap Fund       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS MIDCAP FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund invests at least 80% of its assets in stocks included in the S&P MidCap 400 Index. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P MidCap 400 Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. The Sub-Adviser defines mid-capitalization companies as companies that are included in the S&P MidCap 400 Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P MidCap 400 Index changes. At June 30, 2003, the smallest company in the S&P MidCap 400 Index had a market capitalization of $900 million and the largest company had a market capitalization of $3 billion.


In managing the Fund, the Sub-Adviser attempts to achieve the Fund's objective by overweighting those stocks in the S&P MidCap 400 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P MidCap 400 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the S&P MidCap 400 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P MidCap 400 Index.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



MID-SIZED COMPANIES -- the stocks of medium-sized companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and my be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.


MANAGER RISK -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 12      ING Index Plus MidCap Fund

                                                      ING INDEX PLUS MIDCAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]


  1993     1994     1995     1996     1997     1998     1999     2000     2001      2002
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
                                                        15.38%   19.59%   -1.86%   -12.63%


(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.



            Best and worst quarterly performance during this period:

                            4th quarter 1999:  18.76%
                            3rd quarter 2002: -15.49%
   The Fund's Class A shares' year-to-date total return as of June 30, 2003:
                                     11.05%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %  -15.27            7.34                    N/A
Class A Return After Taxes on Distributions(2)                  %  -15.42            5.05                    N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  -9.23             5.04                    N/A
Class B Return Before Taxes(3)                                  %  -17.55            5.50                    N/A
Class C Return Before Taxes(4)                                  %  -13.64            6.16                    N/A
S&P MidCap 400 Index (reflects no deduction for fees,
expenses or taxes)(5)                                           %  -14.51            6.94(6)                 N/A

(1) Class A, Class B and Class C commenced operations on February 3, 1998, March 1, 1999 and June 30, 1998, respectively.

(2) Reflects deduction of sales charge of 3.00%.

(3) Reflects deduction of deferred sales charge of 5.00% and 3.00%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(6) Index return for Class A is for the period beginning February 1, 1998. Index return for Class B is 6.16% for the period beginning March 1, 1999. Index return for Class C is 5.24% for the period beginning June 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Index Plus MidCap Fund       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS SMALLCAP FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund invests at least 80% of its assets in stocks included in the S&P SmallCap 600 Index. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P SmallCap 600 Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. The Sub-Adviser defines small-capitalization companies as companies that are included in the S&P SmallCap 600 Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 Index changes. At June 30, 2003, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $250 million and the largest company had a market capitalization of $900 million.


In managing the Fund, the Sub-Adviser attempts to achieve the Fund's objective by overweighting those stocks in the S&P SmallCap 600 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P SmallCap 600 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the S&P SmallCap 600 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P SmallCap 600 Index.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-SIZED COMPANIES -- stocks of smaller companies carry higher risks than stocks of larger companies.



- Smaller companies. may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.


- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.


- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


MANAGER RISK -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.

OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


 14      ING Index Plus SmallCap Fund

                                                    ING INDEX PLUS SMALLCAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


        1993     1994     1995     1996     1997     1998     1999     2000     2001      2002
        ----     -----    -----    -----    -----    -----    ----     -----    -----    ------
                                                               9.94%    7.58%    2.97%   -12.56%

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:
                            4th quarter 2001:  17.77%
                            3rd quarter 2002: -17.02%
   The Fund's Class A shares' year-to-date total return as of June 30, 2003:

                                     11.74%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %   -15.22             0.61                  N/A
Class A Return After Taxes on Distributions(2)                  %   -15.42             0.55                  N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %    -9.16             0.48                  N/A
Class B Return Before Taxes(3)                                  %   -17.52             2.87                  N/A
Class C Return Before Taxes(4)                                  %   -13.74            -0.62                  N/A
S&P SmallCap 600 Index (reflects no deduction for fees,
expenses or taxes)(5)                                           %   -14.63             2.89(6)               N/A

(1) Class A, Class B and Class C commenced operations on February 3, 1998, March 1, 1999 and June 30, 1998, respectively.

(2) Reflects deduction of sales charge of 3.00%.

(3) Reflects deduction of deferred sales charge of 5.00% and 3.00%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.


(5) The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of approximately $600 million.


(6) Index return for Class A is for the period beginning February 1, 1998. Index return for Class B is 6.48% for the period beginning March 1, 1999. Index return for Class C is 1.41% for the period beginning June 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Index Plus SmallCap Fund       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VALUE OPPORTUNITY FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks and securities convertible into common stock. In managing the Fund, the Sub-Adviser may invest in companies of any size although it tends to invest in larger companies it believes are trading below their perceived value. The Sub-Adviser defines larger companies as those companies that are included in the S&P 500 Index. The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation. As of June 30, the market capitalization range of the S&P 500 Index are those companies whose capitalization is in excess of $3 billion. The Sub-Adviser believes that the Fund's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, the Sub-Adviser evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. The Sub-Adviser looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.



The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



VALUE INVESTING -- stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.



SMALL-/MID-SIZED COMPANIES -- the Fund's investments in small and mid-sized companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.



ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The Fund's investment in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 16      ING Value Opportunity Fund

                                                      ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]


1993     1994     1995     1996     1997     1998     1999     2000      2001      2002
-----    -----    -----    -----    -----    -----    -----    -----    ------    ------
                                                      19.29%    8.24%   -10.41%   -26.11%

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:
                            4th quarter 1999: 16.31%
                           3rd quarter 2002: -19.71%
   The Fund's Class A shares' year-to-date total return as of June 30, 2003:

                                     9.49%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %   -30.35            -1.12                  N/A
Class A Return After Taxes on Distributions(2)                  %   -30.35            -2.30                  N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -18.63            -0.94                  N/A
Class B Return Before Taxes(3)                                  %   -30.36            -4.34                  N/A
Class C Return Before Taxes(4)                                  %   -27.46            -2.77                  N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %   -22.10             0.82(6)               N/A

(1) Class A, Class B and Class C shares commenced operations on February 2, 1998, March 1, 1999 and June 30, 1998, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5.00% and 3.00%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) Index return for Class A is for the period beginning February 1, 1998. Index return for Class B is -7.29% for the period beginning March 1, 1999. Index return for Class C is -3.28% for the period beginning June 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Value Opportunity Fund       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING BALANCED FUND                             Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund seeks total return consisting of capital appreciation and current income. Under normal market conditions, the Fund allocates its assets between the following asset classes:

- equities, such as common and preferred stocks;

- debt, such as bonds, mortgage-related and other asset-backed securities;

- U.S. Government securities; and

- money market instruments.

The Sub-Adviser typically maintains approximately 60% of the Fund's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on the Sub-Adviser's view of the relative attractiveness of each asset class. In making asset allocation decisions, the Sub-Adviser uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, the Sub-Adviser uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. The Sub-Adviser generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Fund's portfolio.


In managing the equity component of the Fund, the Sub-Adviser typically emphasizes investment in stocks of larger U.S. companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.


In managing the debt component of the Fund, the Sub-Adviser looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. The Fund may invest up to 15% of its total assets in high-yield instruments. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by the Sub-Adviser to be of comparable quality. The Fund may also invest in foreign debt securities.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


ALLOCATION RISK -- the success of the Fund's strategy depends on the Sub-Adviser's skill in allocating Fund assets between equities and debt and in choosing investments within those categories. Because the Fund's assets are allocated between equities and fixed income securities, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.



PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.



SMALL-SIZED COMPANIES -- stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.



CHANGES IN INTEREST RATES -- fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.



RISKS OF FOREIGN INVESTING -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce the risk may not perform as expected.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.



ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 18      ING Balanced Fund

                                                               ING BALANCED FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


                  [TOTAL RETURNS BAR GRAPH]

  1993    1994    1995    1996    1997    1998    1999    2000    2001     2002
  -----   -----   ----    -----   -----   -----   -----   -----   -----   ------
                  25.00%  14.49%  20.09%  16.26%  12.05%  -1.34%  -4.83%  -11.11%


(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.



            Best and worst quarterly performance during this period:

                            4th quarter 1998: 12.73%
                            3rd quarter 2002:  -9.46%
   The Fund's Class A shares' year-to-date total return as of June 30, 2003:
                                     9.17%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's Composite Stock Price Index (S&P 500 Index) and the Lehman Brothers Aggregate Bond Index (LBAB Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -16.19           0.49                   6.76
Class A Return After Taxes on Distributions(2)                  %   -16.49          -1.12                   4.32
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %    -9.93          -0.05                   4.69
Class B Return Before Taxes(3)                                  %   -16.15          -2.76(1)                 N/A
Class C Return Before Taxes(4)                                  %   -12.67          -1.12(1)                 N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %   -22.10          -0.56                  10.02(6)
LBAB Index (reflects no deduction for fees, expenses or
  taxes)(7)                                                     %    10.25           7.55                   7.84(8)
Composite Index (reflects no deduction for fees, expenses or
  taxes)(9)                                                     %    -9.82           3.10                   9.52(9)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5.00% and 3.00%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) The S&P 500 Index return for Class A is for the period beginning April 1, 1994. The S&P 500 Index return for Class B is -7.29% for the period beginning March 1, 1999. The S&P 500 Index return for Class C is -3.28% for the period beginning June 1, 1998.

(7) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(8) The LBAB Index return for Class A is for the period beginning April 1, 1994. The LBAB Index return for Class B is 7.88% for the period beginning March 1, 1999. The LBAB Index return for Class C is 7.55% for the period beginning June 1, 1998.

(9) The Composite Index consists of 60% S&P 500 Index and 40% LBAB Index. The Composite Index return for Class A is for the period beginning April 1, 1994. The Composite Index return for Class B is -1.03% for the period beginning March 1, 1999. The Composite Index return for Class C is 1.44% for the period beginning June 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      ING Balanced Fund       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH AND INCOME FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term growth of capital and income through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock believed to offer above-average growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both.

In managing the Fund, the Sub-Adviser:

- Emphasizes stocks of larger companies.

- Looks to invest the Fund's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions.

- Combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition. Stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.



MARKET TRENDS -- although the Sub-Adviser emphasizes large cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large cap stocks are in favor.



FOREIGN INVESTING RISK -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce currency risk may not perform as expected.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.



ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 20      ING Growth and Income Fund

                                                      ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1993    1994    1995    1996    1997    1998    1999     2000     2001     2002
  -----   -----   -----   -----   -----   -----   -----   ------   ------   ------
                  30.75%  26.79%  30.57%  14.58%  17.62%  -11.65%  -18.81%  -25.50%

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:
                            4th quarter 1998:  19.30%
                            3rd quarter 2002: -16.37%
   The Fund's Class A shares' year-to-date total return as of June 30, 2003:

                                     9.79%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -29.75          -7.45                  4.73
Class A Return After Taxes on Distributions(2)                  %  -29.90          -9.34                  1.91
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  -18.26          -5.71                  3.45
Class B Return Before Taxes(3)                                  %  -29.81         -12.47(1)                N/A
Class C Return Before Taxes(4)                                  %  -26.76         -10.00(1)                N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %  -22.10          -0.56                 10.02(6)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5.00% and 3.00%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) Index return for Class A is for the period beginning April 1, 1994. Index return for Class B is -7.29% for the period beginning March 1, 1999. Index return for Class C is -3.28% for the period beginning June 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Growth and Income Fund       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING STRATEGIC ALLOCATION FUNDS                Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------

ING STRATEGIC ALLOCATION GROWTH FUND

ING STRATEGIC ALLOCATION BALANCED FUND

ING STRATEGIC ALLOCATION INCOME FUND

OBJECTIVES


ING Strategic Allocation Growth Fund seeks to provide capital appreciation.



ING Strategic Allocation Balanced Fund seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).



ING Strategic Allocation Income Fund seeks to provide total return consistent with preservation of capital.


ALLOCATION OPTIONS


The ING Strategic Allocation Funds are asset allocation funds that have been designed for investors with different investment goals:


- Strategic Allocation Growth is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.
- Strategic Allocation Balanced is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.
- Strategic Allocation Income is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

ALLOCATION STRATEGIES

Under normal market conditions, the Sub-Adviser allocates the assets of each Fund, in varying degrees, among several classes of equities, fixed-income securities and money market instruments. The percentage weights of each Fund's assets allocated to each such asset class are described in the chart below. The asset allocation limits apply at the time of purchase of a particular security.

                   ASSET CLASS                         ING                     ING                     ING
                                               STRATEGIC ALLOCATION    STRATEGIC ALLOCATION    STRATEGIC ALLOCATION
                                                   GROWTH FUND           BALANCED FUND(1)         INCOME FUND(2)
     EQUITIES
     DOMESTIC STOCKS
     Range
                                                   0-100%                   0-80%                  0-70%
     INTERNATIONAL STOCKS
     Range
                                                   0-20%                    0-10%                  0-10%
     FIXED INCOME
     Range
                                                   0-40%                    0-70%                  0-100%
     MONEY MARKET INSTRUMENTS
     Range
                                                   0-30%                    0-30%                  0-30%

(1) ING Strategic Allocation Balanced Fund will invest no more than 60% of its assets in any combination of the following asset sub-classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.
(2) ING Strategic Allocation Income Fund will invest no more than 35% of its assets in any combination of the following asset sub-classes: small- /mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.


The Sub-Adviser uses a Composite Index as the benchmark index to which it compares the performance of each Strategic Allocation Fund. Each Composite Index is a blended index that is derived from the asset class comparative indices set out in the chart below. The chart shows the weightings for each asset class comparative index represented in each benchmark Composite Index, as a percentage of the Composite Index. Each asset class comparative index that is blended into the benchmark Composite Index is described on page 28 of this Prospectus.


                 COMPOSITE INDEX                                 MORGAN STANLEY
                                                              CAPITAL INTERNATIONAL                          91-DAY U.S.
                                               RUSSELL 3000   EUROPE, AUSTRALIA AND   LEHMAN BROTHERS        TREASURY
                                                  INDEX          FAR EAST INDEX       AGGREGATE BOND INDEX   BILL RATE
     STRATEGIC ALLOCATION GROWTH COMPOSITE      70%                 10%                    20%                  0%
     STRATEGIC ALLOCATION BALANCED COMPOSITE    55%                 5%                     35%                  5%
     STRATEGIC ALLOCATION INCOME COMPOSITE      35%                 0%                     55%                  10%

 22      ING Strategic Allocation Funds

To remain consistent with each Fund's investment objective and intended level of risk tolerance, the Sub-Adviser has instituted both a benchmark percentage allocation and a Fund-level range allocation for each asset class set out above. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Fund-level range allows the Sub-Adviser to vary the weightings of each asset class in each Fund to take advantage of opportunities as market and economic conditions change.


Each Fund's asset allocation may vary from the benchmark allocation (within the permissible range) based on the Sub-Adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. The Sub-Adviser may vary each Fund's asset allocation within a given asset class to the full extent of the permissible range. Among the criteria the Sub-Adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers and interest rate movements.

INVESTMENT STRATEGIES


Set out below are the strategies employed by the Sub-Adviser in selecting investments for the Strategic Allocation Funds' equity, fixed-income, and money market securities asset classes. The segment of a Fund's assets that may be invested in each asset class are subject to the allocation ranges set out in the chart above.


EQUITY SECURITIES -- DOMESTIC STOCKS


LARGE-CAPITALIZATION STOCKS -- Each Fund may invest a segment of its assets in stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. At June 30, 2003, the market capitalization of the companies included on the S&P 500 Index was in excess of $3 billion. In selecting large capitalization stocks for each Fund, the Sub-Adviser attempts to overweight those stocks in the S&P 500 Index that it believes will outperform the Index, and underweight (or avoid altogether) those stocks that it believes will underperform the Index.



SMALL-/MID-CAPITALIZATION STOCKS -- The Funds may invest a segment of their assets in stocks included in the Russell 2500 Index. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Russell 2500 Index changes. At May 30, 2003, the market capitalization of the smallest company in the Russell 2500 Index was $116.6 million and the largest company had a market capitalization of $3.1 billion.



To evaluate which large-, mid- and small-capitalization stocks in which to invest, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each portfolio company and its potential for strong, sustained earnings growth.


EQUITY SECURITIES -- INTERNATIONAL STOCKS


The Sub-Adviser may invest a segment of each Fund's assets in international stocks. These securities may include common stocks as well as securities convertible into common stocks.


FIXED INCOME SECURITIES


The Sub-Adviser will invest the segment of each Fund's assets allocated to fixed-income securities in a diversified portfolio of domestic and foreign fixed-income securities, including, but not limited to corporate, government and mortgage bonds, which, at the time of investment, are rated at least BBB by Standard & Poor's or Baa by Moody's or have an equivalent rating from another nationally recognized statistical rating organization, or, if unrated, are of comparable quality. Each Fund may also invest in international fixed-income securities and may invest up to 15% of the value of its total assets in high yield (high risk) debt securities rated below investment grade. The dollar-weighted average maturity of the fixed-income segment of the Fund's portfolio will generally range between three and ten years.


MONEY MARKET INSTRUMENTS; OTHER INVESTMENTS


MONEY MARKET INSTRUMENTS -- Each Fund may invest in high quality money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective. Such instruments may include high quality fixed-income securities denominated in U.S. dollars, with short remaining maturities, repurchase agreements, U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality.



OTHER INVESTMENTS -- Each Fund may, consistent with its investment objective and allocation strategy, invest in convertible securities, securities of foreign governments and supranational organizations, and municipal bonds, may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Funds may also sell securities short and may use options and futures contracts involving securities, securities indices and interest rates.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Funds. The Funds may be affected by the following risks, among others:

The success of each Fund's strategy depends significantly on the Sub-Adviser's skill in choosing investments and in allocating assets among the different investment classes.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING Strategic Allocation Funds       23

In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Fund will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Fund are those generally attributable to stock and bond investing.

STOCKS -- for stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.


SMALL-/MID-CAP RISK -- from time to time, the stock market may not favor the small- and mid-capitalization securities in which the Funds invest a segment of their assets. Stocks of smaller companies carry higher risks than stocks of larger companies. Smaller companies may lack the management experience, financial resources, and competitive strength of larger companies. Stocks of smaller companies may be subject to wider price fluctuations and tend to be more volatile than stocks of larger companies and can be particularly sensitive to changes in interest rates, borrowing costs and earnings.



FIXED-INCOME SECURITIES -- generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield bonds is even more sensitive to economic and market conditions than other fixed-income investments.



MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.



FOREIGN SECURITIES -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended reduce risks associated with a Fund's investments in foreign securities may not perform as expected.


RISKS OF HIGH YIELD FIXED-INCOME SECURITIES -- high yield fixed-income securities carry particular market risks and may experience greater volatility in market value than investment grade fixed-income securities. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these securities. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high yield fixed-income securities may be less liquid than the markets for higher quality securities, and this may have an adverse effect on their market value.

REPURCHASE AGREEMENTS -- repurchase agreements involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines the Fund may incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Funds could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because a Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees administration fees and custodial fees) in addition to the expenses of the Fund.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 24      ING Strategic Allocation Funds

                                            ING STRATEGIC ALLOCATION GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                       [INVESTMENT PERFORMANCE BAR CHART]


                                           1993     1994     1995     1996     1997     1998    1999    2000      2001      2002
                                           -----    -----    -----    -----    -----    ----    ----    -----    ------    ------
                                                                                        4.28%   14.55%  -2.56%   -12.31%   -15.11%

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


(3) Effective October 1, 2002, the Fund changed its name to "ING Strategic Allocation Growth Fund." Prior to that date, the name of the Fund was "ING Ascent Fund."


            Best and worst quarterly performance during this period:
                            4th quarter 1999:  10.44%
                            3rd quarter 2002: -15.35%
   The Fund's Class A shares' year-to-date total return as of June 30, 2003:

                                     9.87%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to two broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Growth Composite. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -19.96    -3.98            -0.77
Class A Return After Taxes on Distributions(2)                  %  -20.04    -5.00            -2.80
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  -12.26    -3.42            -1.20
Class B Return Before Taxes(3)                                  %  -19.96    -5.32(1)           N/A
Class C Return Before Taxes(4)                                  %  -16.50    -5.57(1)           N/A
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(5)                                                    %  -21.54    -0.71             3.20(6)
Strategic Allocation Growth Composite (reflects no deduction
for fees, expenses or taxes)(7)                                 %  -14.98     1.06             4.03(8)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on January 20, 1997, March 1, 1999 and June 30, 1998, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5.00% and 3.00%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6) The Russell 3000 Index return for Class A is for the period beginning February 1, 1997. The Russell 3000 Index return for Class B is -6.30% for the period beginning March 1, 1999. The Russell 3000 Index return for Class C is -3.08% for the period beginning June 1, 1998.


(7) The Strategic Allocation Growth Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 20% in large-capitalization stocks, 20% for small-/mid-cap stocks, 20% in international stocks, 20% in real estate stocks, 10% in U.S. dollar bonds, and 10% in international bonds. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 35% in large-cap stocks, 20% in small-/mid-cap stocks, 20% in international stocks, 5% in real estate stocks, 15% in U.S. dollar bonds, and 5% in international bonds. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large-cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.


(8) The Strategic Allocation Growth Composite return for Class A is for the period beginning February 1, 1997. The Strategic Allocation Growth Composite return for Class B is -3.39% for the period beginning March 1, 1999. The Strategic Allocation Growth Composite return for Class C is -0.94% for the period beginning June 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING Strategic Allocation Growth Fund       25

ING STRATEGIC ALLOCATION BALANCED FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                       [INVESTMENT PERFORMANCE BAR CHART]


                                             1993     1994     1995     1996     1997     1998    1999    2000    2001      2002
                                             -----    -----    -----    -----    -----    ----    ----    ----    -----    ------
                                                                                          6.12%   7.16%   3.45%   -7.71%   -10.48%

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


(3) Effective October 1, 2002, the Fund changed its name to "ING Strategic Allocation Balanced Fund." Prior to that date, the name of the Fund was "ING Crossroads Fund."


            Best and worst quarterly performance during this period:
                            4th quarter 1998:   7.48%
                            3rd quarter 2002: -11.59%
   The Fund's Class A shares' year-to-date total return as of June 30, 2003:

                                     8.20%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to two broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Balanced Composite. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -15.61    -2.49             0.26
Class A Return After Taxes on Distributions(2)                  %  -15.98    -3.62            -1.54
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %   -9.58    -2.39            -0.43
Class B Return Before Taxes(3)                                  %  -15.57    -3.44(1)           N/A
Class C Return Before Taxes(4)                                  %  -12.04    -3.77(1)           N/A
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(5)                                                    %  -21.54    -0.71             3.20(6)
Strategic Allocation Balanced Composite (reflects no
deduction for fees, expenses or taxes)(7)                       %   -9.51     2.78             5.16(8)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on January 20, 1997, March 1, 1999 and June 30, 1998, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5.00% and 3.00%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6) The Russell 3000 Index return for Class A is for the period beginning February 1, 1997. The Russell 3000 Index return for Class B is -6.30% for the period beginning March 1, 1999. The Russell 3000 Index return for Class C is -3.08% for the period beginning June 1, 1998.


(7) The Strategic Allocation Balanced Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 15% in large-capitalization stocks, 15% for small-/mid-cap stocks, 15% in international stocks, 15% in real estate stocks, 25% in U.S. dollar bonds, 10% in international bonds, and 5% in money market instruments. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 25% in large-cap stocks, 15% in small-/mid-cap stocks, 15% in international stocks, 5% in real estate stocks, 30% in U.S. dollar bonds, 5% in international bonds and 5% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large-cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.


(8) The Strategic Allocation Balanced Composite return for Class A is for the period beginning February 1, 1997. The Strategic Allocation Balanced Composite return for Class B is -0.62% for the period beginning March 1, 1999. The Strategic Allocation Balanced Composite return for Class C is 1.28% for the period beginning June 1, 1998.

 26      ING Strategic Allocation Balanced Fund

                                            ING STRATEGIC ALLOCATION INCOME FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


              [INVESTMENT PERFORMANCE BAR CHART]

                                             1993     1994     1995     1996     1997     1998    1999    2000    2001      2002
                                             -----    -----    -----    -----    -----    ----    ----    ----    -----    ------
                                                                                          6.12%   7.16%   3.45%   -3.02%    -5.36%

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


(3) Effective October 1, 2002, the Fund changed its name to "ING Strategic Allocation Income Fund." Prior to that date, the name of the Fund was "ING Legacy Fund."


            Best and worst quarterly performance during this period:
                            4th quarter 1998:  5.82%
                            3rd quarter 2002: -6.81%
   The Fund's Class A shares' year-to-date total return as of June 30, 2003:

                                     6.12%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to two broad measures of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index) and the Strategic Allocation Income Composite. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -10.82     0.35             2.11
Class A Return After Taxes on Distributions(2)                  %  -11.32    -1.05            -0.02
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %   -6.64    -0.32             0.82
Class B Return Before Taxes(3)                                  %  -10.79     0.40(1)           N/A
Class C Return Before Taxes(4)                                  %   -7.01    -0.44(1)           N/A
LBAB Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %   10.25     7.55             7.95(6)
Strategic Allocation Income Composite (reflects no deduction
for fees, expenses or taxes)(7)                                 %   -2.28     4.75             6.37(8)

(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on January 20, 1997, March 1, 1999 and June 30, 1998, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5.00% and 3.00%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.


(5) The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. Government, investment grade, mortgage-backed and corporate debt securities.


(6) The LBAB Index return for Class A is for the period beginning February 1, 1997. The LBAB Index return for Class B is 7.88% for the period beginning March 1, 1999. The LBAB Index return for Class C is 7.55% for the period beginning June 1, 1998.


(7) The Strategic Allocation Income Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 10% in large-capitalization stocks, 10% in small-/ mid-capitalization stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 15% in large-capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, 5% in international bonds and 10% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large-cap stocks, small-/ mid-cap stocks, and real estate stocks, and the category of international bonds was removed.


(8) The Strategic Allocation Income Composite return for Class A is for the period beginning February 1, 1997. The Strategic Allocation Income Composite return for Class B is 2.78% for the period beginning March 1, 1999. The Strategic Allocation Income Composite return for Class C is 3.89% for the period beginning June 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING Strategic Allocation Income Fund       27

BENCHMARK INDICES
--------------------------------------------------------------------------------


ASSET CLASS                                               ASSET CLASS COMPARATIVE INDICES
--------------------------------------------------------------------------------------------------------------------------
Domestic Stocks                                           The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S.
                                                          equity market.


International Stocks                                      The Morgan Stanley International-Europe, Australia, Far East
                                                          Index is a market value-weighted average of the performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.

U.S. Dollar Bonds                                         The Lehman Brothers Aggregate Bond Index is a widely
                                                          recognized, unmanaged index of publicly issued fixed rate
                                                          U.S. Government, investment grade, mortgage-backed and
                                                          corporate debt securities.


Cash Equivalents                                          Three-month Treasury bills are government-backed short-term investments considered to be relatively risk-free, and
                                                          equivalent to cash because their maturity is only three
                                                          months.


 28      Benchmark Indices

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the ING Funds.


FEES YOU PAY DIRECTLY

                                                         CLASS A(1)    CLASS B(1)    CLASS C(1)
-----------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF
  OFFERING PRICE)
 Domestic Equity Index Funds                                3.00          none          none
 All other Funds                                            5.75          none          none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR
  SALES PRICE, WHICHEVER IS LESS)
 All Funds                                                  none(2)       5.00(3)       1.00(4)

(1) The Funds do not impose any front-end sales charge (load) on reinvested dividends or exchanges.

(2) A contingent deferred sales charge (CDSC) of no more than 1.00% may be assessed on certain redemptions of Class A shares that were part of an investment purchased without an initial sales charge. Please see page 35.

(3) Imposed upon redemption 6 years from purchase.
    The fee has scheduled reductions after the first year. Please see page 35.

(4) Imposed upon redemption within the first year.
    No CDSC is charged thereafter. Please see page
    34.

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(AS A % OF AVERAGE NET ASSETS)


CLASS A
                                                       DISTRIBUTION
                                                           AND                           TOTAL          WAIVERS,
                                                         SERVICE                         FUND        REIMBURSEMENTS
                                         MANAGEMENT      (12b-1)          OTHER        OPERATING           AND             NET
FUND                                        FEE            FEES        EXPENSES(2)     EXPENSES       RECOUPMENT(3)      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 ING Growth                        %        0.70           0.25            0.29           1.24               --            1.24
 ING Small Company                 %        0.85           0.25            0.28           1.38               --            1.38
 ING Technology                    %        1.05           0.25            1.61(4)        2.91(4)         -1.16(4)         1.75
 ING Index Plus LargeCap           %        0.45           0.25            0.27           0.97            -0.02            0.95
 ING Index Plus MidCap             %        0.45           0.25            0.68           1.38            -0.38            1.00
 ING Index Plus SmallCap           %        0.45           0.25            1.67           2.37            -1.37            1.00
 ING Value Opportunity             %        0.70           0.25            0.70           1.65            -0.30            1.35
 ING Balanced                      %        0.80           0.25            0.37           1.42               --            1.42
 ING Growth and Income             %        0.70           0.25            0.23           1.18               --            1.18
 ING Strategic Allocation Growth   %        0.80           0.25            0.59           1.64            -0.39            1.25
 ING Strategic Allocation
  Balanced                         %        0.80           0.25            0.45           1.50            -0.30            1.20
 ING Strategic Allocation Income   %        0.80           0.25            0.60           1.65            -0.50            1.15


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       29

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)


CLASS B
                                                        DISTRIBUTION
                                                            AND                           TOTAL          WAIVERS,
                                                          SERVICE                         FUND        REIMBURSEMENTS
                                          MANAGEMENT      (12b-1)          OTHER        OPERATING          AND             NET
FUND                                         FEE            FEES        EXPENSES(2)     EXPENSES      RECOUPMENT(3)      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 ING Growth                         %        0.70           1.00            0.29           1.99              --            1.99
 ING Small Company                  %        0.85           1.00            0.28           2.13              --            2.13
 ING Technology                     %        1.05           1.00            1.61(4)        3.66(4)        -1.16(4)         2.50
 ING Index Plus LargeCap            %        0.45           1.00            0.27           1.72           -0.02            1.70
 ING Index Plus MidCap              %        0.45           1.00            0.68           2.13           -0.38            1.75
 ING Index Plus SmallCap            %        0.45           1.00            1.67           3.12           -1.37            1.75
 ING Value Opportunity              %        0.70           1.00            0.70           2.40           -0.30            2.10
 ING Balanced                       %        0.80           1.00            0.37           2.17              --            2.17
 ING Growth and Income              %        0.70           1.00            0.23           1.93              --            1.93
 ING Strategic Allocation Growth    %        0.80           1.00            0.59           2.39           -0.39            2.00
 ING Strategic Allocation
  Balanced                          %        0.80           1.00            0.45           2.25           -0.30            1.95
 ING Strategic Allocation Income    %        0.80           1.00            0.60           2.40           -0.50            1.90


 30      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)


CLASS C
                                                        DISTRIBUTION
                                                            AND                           TOTAL          WAIVERS,
                                                          SERVICE                         FUND        REIMBURSEMENTS
                                          MANAGEMENT      (12b-1)          OTHER        OPERATING          AND             NET
FUND                                         FEE            FEES        EXPENSES(2)     EXPENSES      RECOUPMENT(3)      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 ING Growth                         %        0.70           1.00            0.29           1.99              --            1.99
 ING Small Company                  %        0.85           1.00            0.28           2.13              --            2.13
 ING Technology                     %        1.05           1.00            1.61(4)        3.66(4)        -1.16(4)         2.50
 ING Index Plus LargeCap            %        0.45           0.75            0.26           1.46           -0.01            1.45
 ING Index Plus MidCap              %        0.45           0.75            0.68           1.88           -0.38            1.50
 ING Index Plus SmallCap            %        0.45           0.75            1.67           2.87           -1.37            1.50
 ING Value Opportunity              %        0.70           1.00            0.70           2.40           -0.30            2.10
 ING Balanced                       %        0.80           1.00            0.37           2.17              --            2.17
 ING Growth and Income              %        0.70           1.00            0.23           1.93              --            1.93
 ING Strategic Allocation Growth    %        0.80           1.00            0.59           2.39           -0.39            2.00
 ING Strategic Allocation
  Balanced                          %        0.80           1.00            0.45           2.25           -0.30            1.95
 ING Strategic Allocation Income    %        0.80           1.00            0.60           2.40           -0.50            1.90


--------------------------------------------------------------------------------

(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimated expenses are based on each Fund's actual operating expenses for its most recently completed fiscal year as adjusted for contractual charges and fee waivers to which ING Investments, LLC (ING) has agreed for each Fund.

(2) ING Funds Services, LLC receives an annual administrative fee equal to 0.08% of average daily net assets.


(3) ING, the Adviser to each Fund, has entered into written expense limitation agreements with each Fund (except ING Growth, ING Balanced and ING Growth and Income Funds), under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by the Adviser is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limits will continue through May 31, 2004. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING provides written notice of the termination of the investment management agreement.



(4) Excludes one-time merger fees of 0.12% for Classes A, B and C incurred in connection with the merger of ING Global Technology into ING Technology Fund.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       31

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS A


FUND                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------
 ING Growth                                                     $     694          946       1,217       1,989
 ING Small Company                                              $     707          987       1,287       2,137
 ING Technology(1)                                              $     743        1,321       1,924       3,544
 ING Index Plus LargeCap(1)                                     $     394          598         818       1,452
 ING Index Plus MidCap(1)                                       $     399          688         997       1,876
 ING Index Plus SmallCap(1)                                     $     399          890       1,407       2,823
 ING Value Opportunity(1)                                       $     705        1,038       1,394       2,393
 ING Balanced                                                   $     711          998       1,307       2,179
 ING Growth and Income                                          $     688          928       1,187       1,924
 ING Strategic Allocation Growth(1)                             $     695        1,027       1,381       2,376
 ING Strategic Allocation Balanced(1)                           $     690          994       1,320       2,238
 ING Strategic Allocation Income(1)                             $     685        1,019       1,376       2,378


--------------------------------------------------------------------------------


(1) The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.


 32      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES

CLASS B


                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 ING Growth                               $   702         924      1,273      2,123       202         624      1,073      2,123
 ING Small Company                        $   716         967      1,344      2,271       216         667      1,144      2,271
 ING Technology(1)                        $   753       1,314      1,994      3,674       253       1,014      1,794      3,674
 ING Index Plus LargeCap(1)               $   673         840      1,131      1,830       173         540        931      1,830
 ING Index Plus MidCap(1)                 $   678         930      1,309      2,241       178         630      1,109      2,241
 ING Index Plus SmallCap(1)               $   678       1,134      1,716      3,159       178         834      1,516      3,159
 ING Value Opportunity(1)                 $   713       1,020      1,453      2,527       213         720      1,253      2,527
 ING Balanced                             $   720         979      1,364      2,313       220         679      1,164      2,313
 ING Growth and Income                    $   696         906      1,242      2,059       196         606      1,042      2,059
 ING Strategic Allocation Growth(1)       $   703       1,008      1,440      2,510       203         708      1,240      2,510
 ING Strategic Allocation Balanced(1)     $   698         975      1,378      2,372       198         675      1,178      2,372
 ING Strategic Allocation Income(1)       $   693       1,001      1,435      2,511       193         701      1,235      2,511


EXAMPLES

CLASS C


                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 ING Growth                               $   302         624      1,073      2,317       202         624      1,073      2,317
 ING Small Company                        $   316         667      1,144      2,462       216         667      1,144      2,462
 ING Technology(1)                        $   353       1,014      1,794      3,840       253       1,014      1,794      3,840
 ING Index Plus LargeCap(1)               $   248         461        796      1,745       148         461        796      1,745
 ING Index Plus MidCap(1)                 $   253         554        981      2,170       153         554        981      2,170
 ING Index Plus SmallCap(1)               $   253         759      1,392      3,097       153         759      1,392      3,097
 ING Value Opportunity(1)                 $   313         720      1,253      2,714       213         720      1,253      2,714
 ING Balanced                             $   320         679      1,164      2,503       220         679      1,164      2,503
 ING Growth and Income                    $   296         606      1,042      2,254       196         606      1,042      2,254
 ING Strategic Allocation Growth(1)       $   303         708      1,240      2,697       203         708      1,240      2,697
 ING Strategic Allocation Balanced(1)     $   298         675      1,178      2,562       198         675      1,178      2,562
 ING Strategic Allocation Income(1)       $   293         701      1,235      2,698       193         701      1,235      2,698


--------------------------------------------------------------------------------


(1) The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       33

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS(TM)

You may select from up to three separate classes of shares: Class A, Class B and Class C. The Domestic Equity Index Funds also offer Class R shares to certain eligible qualified retirement plans. The Class R shares are not offered in this Prospectus.

CLASS A

- Front-end sales charge, as described on the next page.

- Distribution and service (12b-1) fees of 0.25%.

CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A contingent deferred sales charge (CDSC), as described on the next page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 0.75% for the Domestic Equity Index Funds and 1.00% for all other Funds.

- A 1% CDSC on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.


When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the CDSC. The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. You should discuss which class of shares is right for you with your investment professional.


DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 Plan, which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

 34      Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

CLASS A(1)(2)

Class A shares of the Domestic Equity Index Funds are sold subject to the following sales charge:

                             DOMESTIC EQUITY INDEX FUNDS
                            ------------------------------
                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               3.00            3.09
 $50,000 - $99,999               2.50            2.56
 $100,000 - $249,999             2.00            2.04
 $250,000 - $499,999             1.50            1.52
 $500,000 - $999,999             1.00            1.01
 $1,000,000 and over                             See below

Class A shares of all of the other ING Funds offered in this Prospectus are sold subject to the following sales charge:

                                   ALL OTHER FUNDS
                            ------------------------------
                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               5.75            6.10
 $50,000 - $99,999               4.50            4.71
 $100,000 - $249,999             3.50            3.63
 $250,000 - $499,999             2.50            2.56
 $500,000 - $999,999             2.00            2.04
 $1,000,000 and over                             See below

---------------

(1) Shareholders that purchased funds prior to February 2, 1998, that were a part of the Aetna family of funds at the time of purchase, are not subject to sales charges for the life of their account.

(2) The term "offering price" includes the front-end sales charge.

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:


                                       PERIOD DURING WHICH
YOUR INVESTMENT                 CDSC      CDSC APPLIES
 $1,000,000 - $2,499,999        1.00%        2 years
 $2,500,000 - $4,999,999        0.50         1 year
 $5,000,000 or greater          0.25         1 year


Class A shares of funds that were purchased in an amount of $1 million or more that were part of the Aetna family of funds (other than any of the Aetna Index Plus Funds) at the time of purchase will be subject to a CDSC if they are redeemed within two years of purchase, depending on the amount of the purchase as follows:

                                         PERIOD DURING WHICH
YOUR INVESTMENT                  CDSC       CDSC APPLIES
 $1,000,000 - $2,999,999         1.00%        1st year
                                 0.50         2nd year
 $3,000,000 - $19,999,999        0.50          2 years
 $20 million or greater          0.25          2 years

Class A shares of funds that were purchased in an amount of $1 million or more that were part of the Aetna Index Plus Funds at the time of purchase will be subject to a CDSC if they are redeemed within two years of purchase, depending on the amount of the purchase as follows:

                                         PERIOD DURING WHICH
YOUR INVESTMENT                  CDSC       CDSC APPLIES
 $1,000,000 - $2,999,999         0.50%         2 years
 $3,000,000 - $19,999,999        0.25          2 years
 $20 million or greater          0.25          2 years

Investors who exchange Class A shares that were purchased from funds that were part of the Aetna family of funds at the time of purchase for shares of other ING Funds will be subject to the ING Funds' CDSC schedule which may mean that a higher rate will apply.

CLASS B AND CLASS C

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                  5.00%
 2nd year                                                  4.00
 3rd year                                                  3.00
 4th year                                                  3.00
 5th year                                                  2.00
 6th year                                                  1.00
 After 6th year                                            none

CLASS C DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                  1.00%
 After 1st year                                            none

Class C shares that were purchased through funds that were part of the Aetna family of funds at the time of purchase are subject to a CDSC on redemptions made within 18 months of purchase. The CDSC imposed on redemptions is 1.00%, except for the Domestic Equity Index Funds which impose a CDSC of 0.75%. Investors who exchange such Class C shares for Class C shares of other ING Funds will remain subject to the 18 month CDSC.

To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       35

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A shares of the Funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

- LETTER OF INTENT -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

- RIGHTS OF ACCUMULATION -- lets you add the value of shares of any open-end ING Fund (excluding Aeltus Money Market Fund, ING Lexington Money Market Trust, Money Market Fund and Classic Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

- COMBINATION PRIVILEGE -- shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

See the Account Application or the SAI for details, or contact your financial representative or a Shareholder Services Representative for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

- Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

- For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

- Mandatory distributions from a tax-deferred retirement plan or an IRA.

- Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your financial representative or a Shareholder Services Representative.

REINSTATEMENT PRIVILEGE. If you sell Class B or Class C shares of a Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or a Shareholder Services Representative. Consult the SAI for more information.

SALES CHARGE WAIVERS. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact a Shareholder Services Representative, or see the SAI.

 36      Shareholder Guide

HOW TO PURCHASE SHARES                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

PURCHASE OF SHARES

The minimum initial investment amounts for the Funds are as follows:

- Non-retirement accounts: $1,000

- Retirement accounts: $250

- Pre-Authorized Investment Plan: $1,000 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.


The Funds and ING Funds Distributor, LLC (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for individual retirement accounts (IRAs)).


CUSTOMER IDENTIFICATION


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Funds and the Distributor must obtain the following information for each person that opens an account:
- Name;
- Date of birth (for individuals);
- Physical residential address (although post office boxes are still permitted for mailing); and
- Social security number, taxpayer identification number, or other identifying number.
You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUNDS, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

MARKET TIMERS

A Fund may restrict or refuse purchase orders whether directly or by exchange by market timers. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund. RETIREMENT PLANS

The Funds have available prototype qualified retirement plans for both corporations and self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Co.
(SSB) acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.



                           Initial                 Additional
     Method              Investment                Investment
 BY CONTACTING      An investment            Visit or consult an
 YOUR INVESTMENT    professional with an     investment professional.
 PROFESSIONAL       authorized firm can
                    help you establish and
                    maintain your account.
 BY MAIL            Visit or consult an      Visit or consult an
                    investment               investment professional.
                    professional. Make       Fill out the Account
                    your check payable to    Additions form included
                    the ING Funds and mail   on the bottom of your
                    it, along with a         account statement along
                    completed Application.   with your check payable
                    Please indicate your     to the ING Funds and
                    investment               mail them to the address
                    professional on the      on the account
                    New Account              statement. Remember to
                    Application.             write your account
                                             number on the check.

 BY WIRE            Call the ING             Wire the funds in the
                    Operations Department    same manner described
                    at (800) 992-0180 and    under Initial
                    select Option 4 to       Investment.
                    obtain an account
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank and
                    Trust Company
                    ABA #101003621
                    Kansas City, MO
                    credit to:
                    -------------
                    (the Fund)
                    A/C #751-8315; for
                    further credit to:
                    Shareholder A/C #
                    -----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                   ----------------------
                    (Your Name Here)
                    After wiring funds you
                    must complete the
                    Account Application
                    and send it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       37

SHAREHOLDER GUIDE                                           HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $10,000.

- Minimum withdrawal amount is $100.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. Each Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission (SEC). When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


                                                                           Method                         Procedures
                                                                    BY CONTACTING YOUR       You may redeem shares by contacting
                                                                    INVESTMENT               your investment professional.
                                                                    PROFESSIONAL             Investment professionals may charge
                                                                                             for their services in connection with
                                                                                             your redemption request, but neither
                                                                                             the Fund nor the Distributor imposes
                                                                                             any such charge.
                                                                    BY MAIL                  Send a written request specifying the
                                                                                             Fund name and share class, your
                                                                                             account number, the name(s) in which
                                                                                             the account is registered, and the
                                                                                             dollar value or number of shares you
                                                                                             wish to redeem to:
                                                                                             ING Funds
                                                                                             P.O. Box 219368
                                                                                             Kansas City, MO 64121-9368
                                                                                             If certificated shares have been
                                                                                             issued, the certificate must accompany
                                                                                             the written request. Corporate
                                                                                             investors and other associations must
                                                                                             have an appropriate certification on
                                                                                             file authorizing redemptions. A
                                                                                             suggested form of such certification
                                                                                             is provided on the Account
                                                                                             Application. A signature guarantee may
                                                                                             be required.
                                                                    BY TELEPHONE --          You may redeem shares by telephone on
                                                                    EXPEDITED REDEMPTION     all accounts other than retirement
                                                                                             accounts, unless you check the box on
                                                                                             the Account Application which
                                                                                             signifies that you do not wish to use
                                                                                             telephone redemptions. To redeem by
                                                                                             telephone, call a Shareholder Services
                                                                                             Representative at (800) 992-0180.
                                                                                             RECEIVING PROCEEDS BY CHECK:
                                                                                             You may have redemption proceeds (up
                                                                                             to a maximum of $100,000) mailed to an
                                                                                             address which has been on record with
                                                                                             ING Funds for at least 30 days.
                                                                                             RECEIVING PROCEEDS BY WIRE:
                                                                                             You may have redemption proceeds
                                                                                             (subject to a minimum of $5,000) wired
                                                                                             to your pre-designated bank account.
                                                                                             You will not be able to receive
                                                                                             redemption proceeds by wire unless you
                                                                                             check the box on the Account
                                                                                             Application which signifies that you
                                                                                             wish to receive redemption proceeds by
                                                                                             wire and attach a voided check. Under
                                                                                             normal circumstances, proceeds will be
                                                                                             transmitted to your bank on the
                                                                                             business day following receipt of your
                                                                                             instructions, provided redemptions may
                                                                                             be made. In the event that share
                                                                                             certificates have been issued, you may
                                                                                             not request a wire redemption by
                                                                                             telephone.

 38      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The Funds are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Funds' Board of Directors. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the transfer agent.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES


You may exchange shares of a Fund for shares of the same class of any other ING Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of ING Aeltus Money Market Fund for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.


The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Funds may prohibit excessive exchanges (more than four per year). The Funds also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       39

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

In addition to the Funds available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of the prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

CDSC ON EXCHANGE TO ING SENIOR INCOME FUND

You are not required to pay an applicable CDSC upon an exchange from any ING Fund described in this Prospectus to the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the Fund's CDSC will apply. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the Fund.

SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund except ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

SMALL ACCOUNTS


Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account has a value of less than $1,000, ($250 for IRAs), other than as a result of a decline in the NAV per share.


ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

HOUSEHOLDING

To reduce expenses, we may mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 992-0180 or your financial consultant. We will begin sending you individual copies thirty days after receiving your request.

 40      Shareholder Guide

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona limited liability company, formerly ING Pilgrim Investments, LLC, serves as the investment adviser to each of the Funds. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


As of June 30, 2003, ING managed over $35.0 billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:


FUND                                              MANAGEMENT FEE
ING Growth                                             0.70%
ING Small Company                                      0.85
ING Technology                                         1.05
ING Index Plus LargeCap                                0.45
ING Index Plus MidCap                                  0.45
ING Index Plus SmallCap                                0.45
ING Value Opportunity                                  0.70
ING Balanced                                           0.80
ING Growth and Income                                  0.70
ING Strategic Allocation Growth                        0.80
ING Strategic Allocation Balanced                      0.80
ING Strategic Allocation Income                        0.80


SUB-ADVISERS

For each of the following Funds, ING has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of consistent, well-defined and long-term investment approach over a period of several market cycles. ING is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING or the Board of Directors. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING may assume day-to-day investment management of the Fund.

AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc., (ING Aeltus), a Connecticut corporation, serves as Sub-Adviser to each Fund (other than ING Technology Fund). ING Aeltus is responsible for managing the assets of the Funds in accordance with the Funds' investment objectives and policies, subject to oversight by ING and the Board.



Founded in 1972, ING Aeltus is registered as an investment adviser. ING Aeltus is an indirect, wholly-owned subsidiary of ING Groep N.V., and is an affiliate of ING. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of June 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.


Prior to March 31, 2002, ING Aeltus served as investment adviser to all the Funds. There was no change in advisory fees paid by the Funds in connection with the change in investment adviser.

ING SMALL COMPANY FUND


The Fund is managed by a team of ING Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, ING Aeltus. Ms. Burroughs has been managing ING Small Company Fund since March 2002. Ms. Burroughs has been managing small-cap portfolios for ING Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other ING Aeltus-advised funds since 1998. Prior to joining ING Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.


ING VALUE OPPORTUNITY FUND


The Fund is managed by a team of ING Aeltus equity investment specialists led by Donald E. Townswick, Portfolio Manager, ING Aeltus. Mr. Townswick has been managing ING Value Opportunity Fund since October 2002. Mr. Townswick also manages ING Growth and Income Fund and co-manages small- and mid-cap portfolios and has served as a small- and mid-cap securities specialists for other ING Aeltus-advised funds since 1994.


ING GROWTH FUND


The Fund is managed by a team of ING Aeltus equity investment specialists led by Kenneth Bragdon, Portfolio Manager, ING Aeltus. Mr. Bragdon has been managing ING Growth Fund since May 1998 and previously co-managed the Fund. Mr. Bragdon has 29 years of experience in the investment business, including more than 20 years with ING Aeltus.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       41

MANAGEMENT OF THE FUNDS                                              SUB-ADVISER
--------------------------------------------------------------------------------

ING INDEX PLUS LARGECAP, ING INDEX PLUS MIDCAP AND ING INDEX PLUS SMALLCAP FUNDS

The Funds are managed by Hugh T.M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, ING Aeltus, has served as co-manager of ING Index Plus LargeCap Fund since March 2001 and as co-manager of ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Mr. Whelan has been with ING Aeltus since 1989 and previously served as a quantitative portfolio manager in ING Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, ING Aeltus, has served as co-manager of the ING Index Plus LargeCap, ING Index Plus MidCap and ING Index Plus SmallCap Funds since March 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for ING Aeltus' equity department.

ING BALANCED FUND

The Fund is managed by a team of investment professionals led by Neil Kochen and James Kauffmann.


Mr. Kochen, Executive Vice President, ING Aeltus, has been co-managing the Fund since January 2000 and heads a team of equity investment specialists. Mr. Kochen has been with ING Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.



James B. Kauffmann co-manages the Fund. Mr. Kauffman joined ING Groep N.V. in 1996 and has over 17 years of investment experience. Prior to joining ING Groep N.V., he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.


ING GROWTH AND INCOME FUND


The Fund is managed by a team of investment professionals, each of whom specializes in a particular asset class, led by Donald E. Townswick, Portfolio Manager, ING Aeltus. Mr. Townswick has been managing ING Growth and Income Fund since March 2001. Mr. Townswick also co-manages small- and mid-cap portfolios and serves as a small- and mid-cap securities specialist for other ING Aeltus-advised funds since 1994.


STRATEGIC ALLOCATION FUNDS

STRATEGIC ALLOCATION GROWTH, STRATEGIC ALLOCATION BALANCED AND STRATEGIC ALLOCATION INCOME

The ING Strategic Allocation Funds are managed by a team of ING Aeltus investment professionals led by Mary Ann Fernandez. Ms. Fernandez joined ING Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds. Ms. Fernandez is also involved in the management and marketing of certain equity strategies managed by ING Aeltus. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.

ING TECHNOLOGY FUND

AIC ASSET MANAGEMENT, LLC


AIC Asset Management, LLC, (AIC) 100 Pine St., Suite 420, San Francisco, California 94117, a Delaware limited liability company, serves as Sub-Adviser to the Fund. Subject to the supervision of the Board and ING, AIC manages the Fund's assets in accordance with the Fund's investment objective, policies, and limitations. AIC makes investment decisions for the Fund as to those assets and places orders to purchase and sell securities and other investments for the Fund. As of June 30, 2003, AIC had more than $130 million in assets under management.



Ronald E. Elijah, CEO and managing member of AIC, has been co-managing the Fund since its inception. Prior to founding AIC (formerly Elijah Asset Management,
LLC) in March 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management (May 1992 to February 1999). Roderick R. Berry, a member of AIC, has served as co-portfolio manager of the Fund since its inception. Prior to joining AIC in March 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team and co-portfolio manager of the RS Information Age Fund (March 1995 - March 1999).



 42      Management of the Funds

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:


ANNUALLY(1)                        SEMI-ANNUALLY(2)
-----------                        ----------------
ING Growth Fund                    ING Balanced Fund
ING Small Company Fund             ING Growth and Income Fund
ING Technology Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Value Opportunity Fund
ING Strategic Allocation
 Growth Fund
ING Strategic Allocation
 Balanced Fund
ING Strategic Allocation
 Income Fund



(1) Distributions are normally expected to consist primarily of capital gains.



(2) Dividends are normally expected to consist of ordinary income.


Each Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT


Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Classes A, B or C shares of a Fund invested in another ING Fund that offers the same class shares.


TAXES


The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.


Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

- Distributions of long-term gains from sales by the Fund before May 6, 2003 will be taxed at the maximum rate of 20%.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.


If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.


There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       43

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.


Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Investment Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Investment Adviser or Sub-Adviser of a Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.


PRINCIPAL RISKS

The principal risks of investing in each Fund are discussed in the sections describing each Fund, above, and are discussed further below. While this section is intended to highlight the principal risks of investing in each Fund, a Fund that is not identified below may nonetheless engage in the investment strategies discussed in this section as part of its non-principal investment strategy. When engaging in such a non-principal strategy, a fund is subject to the risk associated with that investment. Investors should see the SAI for more information about the principal and other investment strategies employed by each Fund.


INABILITY TO SELL SECURITIES (ALL FUNDS). Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


U.S. GOVERNMENT SECURITIES (ALL FUNDS). Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.

CONVERTIBLE SECURITIES (ALL FUNDS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.


CORPORATE DEBT SECURITIES (ALL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.


One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund, except as limited in the SAI, may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. Investment in other investment companies may include investments in exchange traded funds, or "ETFs," which are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. Sometimes, the prices of ETFs may vary significantly from the net asset values of the ETF's underlying securities. If a Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash.


INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS). The Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines




 44      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


MORTGAGE-RELATED SECURITIES (ING BALANCED, ING GROWTH AND INCOME, ING STRATEGIC ALLOCATION GROWTH, ING STRATEGIC ALLOCATION BALANCED AND ING STRATEGIC ALLOCATION INCOME). Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.


DERIVATIVES (ALL FUNDS). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.


The derivative instruments in which a Fund may invest include futures contracts and options and swaps.



FUTURES CONTRACTS AND OPTIONS: The Funds may use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Funds also may use these instruments for speculation (investing for potential income or capital gain).



- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.



- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.



The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.



SWAPS: ING Strategic Allocation Growth, ING Strategic Allocation Balanced and ING Strategic Allocation Income Funds may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.



Swap agreements can take many different forms and are known by a variety of names. The Funds are not limited to any particular form or variety of swap agreement if the Sub-Adviser determines it is consistent with the Fund's investment objective and policies.



The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If the Sub-Adviser incorrectly forecasts such change, a Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.



If the counterparty to a swap defaults, a Fund's loss will consist of the net amount of contractual payments that a Fund has not yet received. The Sub-Adviser will monitor the creditworthiness of counterparties to a Fund's swap transactions on an ongoing basis.


HIGH YIELD SECURITIES (ALL FUNDS EXCEPT ING TECHNOLOGY FUND). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       45

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

INVESTMENTS IN FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

The risks of investing in foreign securities may be greater for emerging markets investments. See the discussion of emerging markets investments under "Other Risks," below.


REPURCHASE AGREEMENTS (ING STRATEGIC ALLOCATION GROWTH FUND, ING STRATEGIC BALANCED FUND AND ING STRATEGIC INCOME FUND). Repurchase agreements involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.



PORTFOLIO TURNOVER (ALL FUNDS EXCEPT ING TECHNOLOGY FUND). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.



CONCENTRATION (ING TECHNOLOGY FUND). The Fund concentrates (for purposes of the Investment Company Act of 1940) its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these sectors at all times. As a result, the Fund may be subject to greater market fluctuation than a fund that has securities representing a broader range of investment alternatives.



LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, a Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


OTHER RISKS

MANAGEMENT RISK (ALL FUNDS). Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

EMERGING MARKETS INVESTMENTS (ALL FUNDS). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.


TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.




 46      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS. As discussed above, ING Strategic Allocation Growth Fund, ING Strategic Allocation Income Fund and ING Strategic Allocation Balanced Fund may invest in repurchase agreements as part of its principal strategy. The other Funds also may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.



BORROWINGS. A Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.



REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS (ALL FUNDS). A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.



SHORT SALES (ALL FUNDS). A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.



All Funds, except ING Technology Fund, will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund, as described in the SAI and this Prospectus.



PAIRING OFF TRANSACTIONS (ALL FUNDS). A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.



PERCENTAGE AND RATING LIMITATIONS (ALL FUNDS). Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



INTERESTS IN LOANS (ALL FUNDS). A Fund may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.



RESTRICTED AND ILLIQUID SECURITIES (ALL FUNDS). If a security is illiquid, a Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       47

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables on the following pages are intended to help you understand each Fund's Class A's, Class B's and Class C's financial performance for the past five years or, if shorter, the period of each class's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of the Funds' independent auditors, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.


 48      Financial Highlights

FINANCIAL HIGHLIGHTS                                             ING GROWTH FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.


                                                                        CLASS A                                     CLASS B
                                          -------------------------------------------------------------------       -------
                                                     SEVEN
                                           YEAR     MONTHS                                                           YEAR
                                           ENDED     ENDED                YEAR ENDED OCTOBER 31,                     ENDED
                                          MAY 31,   MAY 31,   -----------------------------------------------       MAY 31,
                                           2003     2002(4)    2001          2000          1999         1998         2003
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $    11.21     11.66     22.50          22.15        16.37        16.76        11.28
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                  $    -0.04     -0.05     -0.07          -0.03        -0.06*       -0.04*       -0.08
 Net realized and unrealized gain
 (loss) on investments                $    -1.20     -0.40     -8.21           3.42         6.04         2.05        -1.25
 Total from investment operations     $    -1.24     -0.45     -8.28           3.39         5.98         2.01        -1.33
LESS DISTRIBUTIONS FROM:
 Net realized gain on investments     $       --        --      2.56           3.04         0.20         2.40           --
 Total distributions                  $       --        --      2.56           3.04         0.20         2.40           --
 Net asset value, end of period       $     9.97     11.21     11.66          22.50        22.15        16.37         9.95
 TOTAL RETURN(2):                     %   -11.06     -3.86    -40.71          16.34        36.78        14.34       -11.79
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $   66,514    82,011    85,409        122,415       57,329       12,877        3,965
 Ratios to average net assets:
 Expenses(3)                          %     1.24      1.21      1.16           1.12         1.19         1.32         1.99
 Net investment loss(3)               %    -0.38     -0.67     -0.53          -0.34        -0.29        -0.25        -1.13
 Portfolio turnover rate              %      197       143       199            183          142          170          197

                                                     CLASS B
                                     -------------------------------------------
                                      SEVEN
                                     MONTHS      YEAR ENDED           MARCH 1,
                                      ENDED      OCTOBER 31,         1999(1) TO
                                     MAY 31,   ---------------       OCTOBER 31,
                                     2002(4)    2001     2000           1999
-----------------------------------  -------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               11.79     22.71    22.40          19.84
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                  -0.10     -0.20    -0.03          -0.15*
 Net realized and unrealized gain
 (loss) on investments                -0.41     -8.29     3.30           2.71
 Total from investment operations     -0.51     -8.49     3.27           2.56
LESS DISTRIBUTIONS FROM:
 Net realized gain on investments        --      2.43     2.96             --
 Total distributions                     --      2.43     2.96             --
 Net asset value, end of period       11.28     11.79    22.71          22.40
 TOTAL RETURN(2):                     -4.32    -41.11    15.46          12.90
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    2,988     3,213    5,710          1,920
 Ratios to average net assets:
 Expenses(3)                           1.96      1.91     1.87           1.94
 Net investment loss(3)               -1.42     -1.28    -1.09          -1.04
 Portfolio turnover rate                143       199      183            142



                                                                                            CLASS C
                                                               ------------------------------------------------------------------
                                                                          SEVEN
                                                                YEAR     MONTHS             YEAR ENDED                 JUNE 30,
                                                                ENDED     ENDED            OCTOBER 31,                1998(1) TO
                                                               MAY 31,   MAY 31,   ----------------------------       OCTOBER 31,
                                                                2003     2002(4)    2001     2000         1999           1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                       $    11.18     11.68     22.55    22.25        16.56          17.86
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                                       $    -0.10     -0.11     -0.20    -0.03        -0.22*         -0.05*
 Net realized and unrealized gain (loss) on investments    $    -1.23     -0.39     -8.23     3.27         6.11          -1.25
 Total from investment operations                          $    -1.33     -0.50     -8.43     3.24         5.89          -1.30
LESS DISTRIBUTIONS FROM:
 Net realized gain on investments                          $       --        --      2.44     2.94         0.20             --
 Total distributions                                       $       --        --      2.44     2.94         0.20             --
 Net asset value, end of period                            $     9.85     11.18     11.68    22.55        22.25          16.56
 TOTAL RETURN(2):                                          %   -11.90     -4.28    -41.14    15.47        35.80          -7.28
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $    1,662     1,893     2,268    3,857        1,446            356
 Ratios to average net assets:
 Expenses(3)                                               %     1.99      1.96      1.91     1.87         1.94           1.99
 Net investment loss(3)                                    %    -1.13     -1.42     -1.28    -1.09        -1.04          -0.92
 Portfolio turnover rate                                   %      197       143       199      183          142            170


--------------------------------------------------------------------------------


(1) Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.
(4) The Fund changed its fiscal year end to May 31.
 * Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        ING Growth Fund       49

ING SMALL COMPANY FUND                                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.


                                                                         CLASS A                                       CLASS B
                                         -----------------------------------------------------------------------       -------
                                          YEAR     SEVEN MONTHS                                                         YEAR
                                          ENDED       ENDED                   YEAR ENDED OCTOBER 31,                    ENDED
                                         MAY 31,     MAY 31,      ----------------------------------------------       MAY 31,
                                          2003       2002(4)       2001          2000          1999        1998         2003
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                              $    13.70        12.74       14.80         12.11         10.15       15.20        13.93
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)        $    -0.01        -0.03        0.03          0.02          0.02*       0.01*       -0.10
 Net realized and unrealized gain
 (loss) on investments               $    -1.63         1.00       -1.30          3.62          2.02       -0.84        -1.66
 Total from investment operations    $    -1.64         0.97       -1.27          3.64          2.04       -0.83        -1.76
LESS DISTRIBUTIONS FROM:
 Net investment income               $       --         0.01        0.05          0.01          0.02          --           --
 Net realized gains on investments   $       --           --        0.74          0.94          0.06        4.22           --
 Total distributions                 $       --         0.01        0.79          0.95          0.08        4.22           --
 Net asset value, end of period      $    12.06        13.70       12.74         14.80         12.11       10.15        12.17
 TOTAL RETURN(2):                    %   -11.97         7.64       -8.66         31.55         20.16       -7.77       -12.63
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)   $   92,176      101,892      69,074        61,682        16,269       9,089        2,048
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                 %     1.38         1.32        1.34          1.35          1.48        1.63         2.13
 Gross expenses prior to expense
 reimbursement(3)                    %     1.38         1.32        1.34          1.35          1.50        1.74         2.13
 Net investment income (loss)
 after expense reimbursement(3)(5)   %    -0.08        -0.37        0.25          0.21          0.18        0.15        -0.83
 Portfolio turnover rate             %      322          200         257           333           232         212          322

                                                      CLASS B
                                    ------------------------------------------------
                                    SEVEN MONTHS     YEAR ENDED         MARCH 1,
                                       ENDED        OCTOBER 31,        1999(1) TO
                                      MAY 31,      --------------     OCTOBER 31,
                                      2002(4)       2001    2000          1999
----------------------------------  ------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                13.00        15.12   12.37        10.69
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)          -0.06        -0.07    0.01       -0.05*
 Net realized and unrealized gain
 (loss) on investments                  0.99        -1.33    3.61         1.73
 Total from investment operations       0.93        -1.40    3.62         1.68
LESS DISTRIBUTIONS FROM:
 Net investment income                    --           --      --           --
 Net realized gains on investments        --         0.72    0.87           --
 Total distributions                      --         0.72    0.87           --
 Net asset value, end of period        13.93        13.00   15.12        12.37
 TOTAL RETURN(2):                       7.15        -9.37   30.51        15.72
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)     1,890        1,173   1,246          129
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    2.07         2.09    2.10         2.23
 Gross expenses prior to expense
 reimbursement(3)                       2.07         2.09    2.10         2.25
 Net investment income (loss)
 after expense reimbursement(3)(5)     -1.11        -0.50   -0.54        -0.57
 Portfolio turnover rate                 200          257     333          232



                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                    SEVEN
                                                        YEAR        MONTHS                YEAR ENDED                   JUNE 30,
                                                        ENDED       ENDED                 OCTOBER 31,                 1998(1) TO
                                                       MAY 31,     MAY 31,      -------------------------------       OCTOBER 31,
                                                        2003       2002(4)      2001         2000         1999           1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $    13.88       12.95       15.04        12.32        10.39          12.11
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                      $    -0.10       -0.12       -0.08         0.02        -0.07*         -0.02*
 Net realized and unrealized gain (loss) on
 investments                                       $    -1.67        1.05       -1.32         3.59         2.07          -1.70
 Total from investment operations                  $    -1.77        0.93       -1.40         3.61         2.00          -1.72
LESS DISTRIBUTIONS FROM:
 Net investment income                             $       --          --          --           --         0.01             --
 Net realized gains on investments                 $       --          --        0.69         0.89         0.06             --
 Total distributions                               $       --          --        0.69         0.89         0.07             --
 Net asset value, end of period                    $    12.11       13.88       12.95        15.04        12.32          10.39
 TOTAL RETURN(2):                                  %   -12.75        7.18       -9.39        30.54        19.33         -14.21
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $    2,270       3,369       4,040        6,736        1,893          1,118
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)    %     2.13        2.07        2.09         2.10         2.23           2.30
 Gross expenses prior to expense
 reimbursement(3)                                  %     2.13        2.07        2.09         2.10         2.25           2.41
 Net investment loss after expense
 reimbursement(3)(5)                               %    -0.83       -1.09       -0.50        -0.54        -0.57          -0.52
 Portfolio turnover rate                           %      322         200         257          333          232            212


--------------------------------------------------------------------------------


(1) Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.

(4) The Fund changed its fiscal year end to May 31.

(5) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

 50      ING Small Company Fund

FINANCIAL HIGHLIGHTS                                         ING TECHNOLOGY FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.


                                                                   CLASS A                                         CLASS B
                                          ---------------------------------------------------------       -------------------------
                                                         SEVEN                                                           SEVEN
                                           YEAR         MONTHS           YEAR            MARCH 1,          YEAR         MONTHS
                                           ENDED         ENDED           ENDED          2000(1) TO         ENDED         ENDED
                                          MAY 31,       MAY 31,       OCTOBER 31,       OCTOBER 31,       MAY 31,       MAY 31,
                                           2003         2002(4)          2001              2000            2003         2002(4)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of
 period                              $      3.82          3.88            8.56             10.00            3.75          3.84
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                 $     -0.02         -0.04           -0.05             -0.06           -0.01         -0.06
 Net realized and unrealized loss
 on investments                      $     -0.73         -0.02           -4.63             -1.38           -0.74         -0.03
 Total from investment operations    $     -0.75         -0.06           -4.68             -1.44           -0.75         -0.09
 Net asset value, end of period      $      3.07          3.82            3.88              8.56            3.00          3.75
 TOTAL RETURN(2):                    %    -19.63         -1.55          -54.67            -14.40          -20.00         -2.34
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)   $    29,539        10,341           7,425             7,569          14,311         1,194
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                 %      1.75          1.75            1.75              1.75            2.50          2.50
 Gross expenses prior to expense
 reimbursement(3)                    %      3.03          2.60            2.61              2.73            3.78          3.35
 Net investment loss after expense
 reimbursement(3)(5)                 %     -1.48         -1.68           -1.36             -1.34           -2.19         -2.42
 Portfolio turnover rate             %        28            59             175               124              28            59

                                                CLASS B
                                     -----------------------------

                                        YEAR            MARCH 1,
                                        ENDED          2000(1) TO
                                     OCTOBER 31,       OCTOBER 31,
                                        2001              2000
-----------------------------------  -----------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of
 period                                  8.52             10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                    -0.11             -0.08
 Net realized and unrealized loss
 on investments                         -4.57             -1.40
 Total from investment operations       -4.68             -1.48
 Net asset value, end of period          3.84              8.52
 TOTAL RETURN(2):                      -54.93            -14.80
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      1,224             2,329
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                     2.50              2.50
 Gross expenses prior to expense
 reimbursement(3)                        3.36              3.48
 Net investment loss after expense
 reimbursement(3)(5)                    -2.11             -2.09
 Portfolio turnover rate                  175               124



                                                                                            CLASS C
                                                                   ---------------------------------------------------------
                                                                                  SEVEN
                                                                    YEAR         MONTHS           YEAR            MARCH 1,
                                                                    ENDED         ENDED           ENDED          2000(1) TO
                                                                   MAY 31,       MAY 31,       OCTOBER 31,       OCTOBER 31,
                                                                    2003         2002(4)          2001              2000
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period                         $      3.76          3.84            8.52             10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                                          $     -0.01         -0.07           -0.17             -0.07
 Net realized and unrealized loss on investments              $     -0.78         -0.01           -4.51             -1.41
 Total from investment operations                             $     -0.79         -0.08           -4.68             -1.48
 Net asset value, end of period                               $      2.97          3.76            3.84              8.52
 TOTAL RETURN(2):                                             %    -21.01         -2.08          -54.93            -14.80
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $     4,641           642             760             3,307
 Ratio to average net assets:
 Net expenses after expense reimbursement(3)(5)               %      2.50          2.50            2.50              2.50
 Gross expenses prior to expense reimbursement(3)             %      3.78          3.35            3.36              3.48
 Net investment loss after expense reimbursement(3)(5)        %     -2.22         -2.42           -2.11             -2.09
 Portfolio turnover rate                                      %        28            59             175               124


--------------------------------------------------------------------------------


(1) Commencement of Fund operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.

(4) The Fund changed its fiscal year end to May 31.

(5) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible recoupment by ING Investments within three years.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    ING Technology Fund       51

ING INDEX PLUS LARGECAP FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.


                                                                                               CLASS A
                                                                   ----------------------------------------------------------------
                                                                                      SEVEN
                                                                     YEAR            MONTHS
                                                                     ENDED            ENDED               YEAR ENDED OCTOBER 31,
                                                                    MAY 31,          MAY 31,            ---------------------------
                                                                     2003            2002(4)              2001           2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $      13.68            13.72              18.64          17.36
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  $       0.10             0.05               0.09           0.06
 Net realized and unrealized gain (loss) on investments        $      -1.40             0.00**            -4.96           1.28
 Total from investment operations                              $      -1.30             0.05              -4.87           1.34
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $       0.11             0.09               0.05           0.06
 Net realized gain on investments                              $         --               --                 --             --
 Total distributions                                           $       0.11             0.09               0.05           0.06
 Net asset value, end of period                                $      12.27            13.68              13.72          18.64
 TOTAL RETURN(2):                                              %      -9.48             0.34             -26.19           7.74
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $    207,230          183,379            173,369        187,566
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)                %       0.95             0.94               0.91           0.91
 Gross expenses prior to expense reimbursement(3)              %       0.97             0.94               0.91           0.91
 Net investment income (loss) after expense
 reimbursement(3)(5)                                           %       0.88             0.56               0.58           0.31
 Portfolio turnover rate                                       %        112               87                117            104

                                                                      CLASS A
                                                               ----------------------

                                                               YEAR ENDED OCTOBER 31,
                                                               ----------------------
                                                                 1999          1998
------------------------------------------------------------   -------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                            13.70         12.36
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                     0.07*         0.09*
 Net realized and unrealized gain (loss) on investments           3.84          2.56
 Total from investment operations                                 3.91          2.65
LESS DISTRIBUTIONS FROM:
 Net investment income                                            0.05          0.09
 Net realized gain on investments                                 0.20          1.22
 Total distributions                                              0.25          1.31
 Net asset value, end of period                                  17.36         13.70
 TOTAL RETURN(2):                                                28.78         23.09
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              81,908         6,422
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)                   0.95          0.99
 Gross expenses prior to expense reimbursement(3)                 1.00          1.46
 Net investment income (loss) after expense
 reimbursement(3)(5)                                              0.42          0.67
 Portfolio turnover rate                                            72           124

                                                                                          CLASS B
                                                              ----------------------------------------------------------------
                                                                         SEVEN
                                                               YEAR     MONTHS             YEAR ENDED               MARCH 1,
                                                               ENDED     ENDED             OCTOBER 31,             1999(1) TO
                                                              MAY 31,   MAY 31,      -----------------------       OCTOBER 31,
                                                               2003     2002(4)        2001           2000            1999
------------------------------------------------------------  ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          13.59     13.60         18.57          17.37           15.68
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                   0.02     -0.02         -0.03           0.01           -0.04*
 Net realized and unrealized gain (loss) on investments        -1.40      0.01         -4.94           1.19            1.73
 Total from investment operations                              -1.38     -0.01         -4.97           1.20            1.69
LESS DISTRIBUTIONS FROM:
 Net investment income                                          0.00**      --            --             --              --
 Net realized gain on investments                                 --        --            --             --              --
 Total distributions                                            0.00**      --            --             --              --
 Net asset value, end of period                                12.21     13.59         13.60          18.57           17.37
 TOTAL RETURN(2):                                             -10.14     -0.07        -26.76           6.91           10.78
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            24,228    27,672        28,933         32,666          17,386
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)                 1.70      1.69          1.66           1.66            1.70
 Gross expenses prior to expense reimbursement(3)               1.72      1.69          1.66           1.66            1.75
 Net investment income (loss) after expense
 reimbursement(3)(5)                                            0.13     -0.19         -0.17          -0.44           -0.32
 Portfolio turnover rate                                         112        87           117            104              72



                                                                                    CLASS C
                                              -----------------------------------------------------------------------------------
                                               YEAR     SEVEN MONTHS                                                   JUNE 30,
                                               ENDED       ENDED                  YEAR ENDED OCTOBER 31,              1998(1) TO
                                              MAY 31,     MAY 31,         --------------------------------------      OCTOBER 31,
                                               2003       2002(4)           2001           2000           1999           1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period    $     13.64        13.64           18.57          17.33          13.74          14.17
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)            $      0.05         0.02            0.03             --          -0.01*          0.01*
 Net realized and unrealized gain
 (loss) on investments                   $     -1.40        -0.02           -4.96           1.24           3.85          -0.44
 Total from investment operations        $     -1.35         0.00**         -4.93           1.24           3.84          -0.43
LESS DISTRIBUTIONS FROM:
 Net investment income                   $      0.02           --              --             --           0.05             --
 Net realized gain on investments        $        --           --              --             --           0.20             --
 Total distributions                     $      0.02           --              --             --           0.25             --
 Net asset value, end of period          $     12.27        13.64           13.64          18.57          17.33          13.74
 TOTAL RETURN(2):                        %     -9.88         0.00          -26.55           7.17          28.17          -3.04
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)       $    16,434       23,267          27,742         51,143         33,439            910
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                     %      1.45         1.44            1.41           1.41           1.45           1.43
 Gross expenses prior to expense
 reimbursement(3)                        %      1.46         1.44            1.41           1.41           1.50           1.90
 Net investment income (loss) after
 expense reimbursement(3)(5)             %      0.37         0.07            0.08          -0.19          -0.07           0.23
 Portfolio turnover rate                 %       112           87             117            104             72            124


--------------------------------------------------------------------------------


(1) Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.
(4) The Fund changed its fiscal year end to May 31.


(5) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible recoupment by ING Investments within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Amount is less than $0.01 per share.

 52      ING Index Plus LargeCap Fund

FINANCIAL HIGHLIGHTS                                  ING INDEX PLUS MIDCAP FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.


                                                                      CLASS A                                     CLASS B
                                          ----------------------------------------------------------------   -----------------
                                                     SEVEN                                     FEBRUARY 3,              SEVEN
                                           YEAR     MONTHS                                       1998(6)      YEAR     MONTHS
                                           ENDED     ENDED        YEAR ENDED OCTOBER 31,           TO         ENDED     ENDED
                                          MAY 31,   MAY 31,   ------------------------------   OCTOBER 31,   MAY 31,   MAY 31,
                                           2003     2002(4)     2001       2000       1999        1998        2003     2002(4)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $    12.92     10.98      14.72      12.66      10.34       10.00       12.76     10.87
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)         $     0.02      0.01       0.03       0.03       0.04*       0.02*      -0.04     -0.03
 Net realized and unrealized gain
 (loss) on investments                $    -1.20      1.96      -1.73       3.86       2.32        0.32       -1.22      1.92
 Total from investment operations     $    -1.18      1.97      -1.70       3.89       2.36        0.34       -1.26      1.89
LESS DISTRIBUTIONS FROM:
 Net investment income                $       --      0.03       0.02       0.05       0.04          --          --        --
 Net realized gain on investments     $     0.10        --       2.02       1.78         --          --        0.10        --
 Total distributions                  $     0.10      0.03       2.04       1.83       0.04          --        0.10        --
 Net asset value, end of period       $    11.64     12.92      10.98      14.72      12.66       10.34       11.40     12.76
 TOTAL RETURN(2):                     %    -9.10     17.94     -12.79      35.14      22.81        3.40       -9.84     17.39
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $   55,636    41,127     18,805     10,999      3,434         269       7,733     3,942
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                  %     0.99      1.00       1.00       1.00       1.00        1.00        1.74      1.75
 Gross expenses prior to expense
 reimbursement(3)                     %     1.38      1.31       1.50       1.50       2.03        2.76        2.13      2.06
 Net investment income (loss) after
 expense reimbursement(3)(5)          %     0.26      0.15       0.28       0.13       0.30        0.32       -0.47     -0.59
 Portfolio turnover rate              %      128       190        181        180        131         130         128       190

                                                  CLASS B
                                     ---------------------------------
                                                            MARCH 1,
                                         YEAR ENDED          1999(1)
                                          OCT. 31,             TO
                                     -------------------   OCTOBER 31,
                                       2001       2000        1999
-----------------------------------  ---------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                14.62     12.61        11.23
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)          -0.05     -0.02        -0.04*
 Net realized and unrealized gain
 (loss) on investments                 -1.72      3.79         1.42
 Total from investment operations      -1.77      3.77         1.38
LESS DISTRIBUTIONS FROM:
 Net investment income                    --        --           --
 Net realized gain on investments       1.98      1.76           --
 Total distributions                    1.98      1.76           --
 Net asset value, end of period        10.87     14.62        12.61
 TOTAL RETURN(2):                     -13.39     34.09        12.29
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)     1,405     1,568          446
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    1.75      1.75         1.75
 Gross expenses prior to expense
 reimbursement(3)                       2.25      2.25         2.78
 Net investment income (loss) after
 expense reimbursement(3)(5)           -0.47     -0.62        -0.45
 Portfolio turnover rate                 181       180          131



                                                                                      CLASS C
                                                  -------------------------------------------------------------------------------
                                                                SEVEN                                                  JUNE 30,
                                                   YEAR        MONTHS                                                   1998(1)
                                                   ENDED        ENDED              YEAR ENDED OCTOBER 31,                 TO
                                                  MAY 31,      MAY 31,      ------------------------------------      OCTOBER 31,
                                                   2003        2002(4)        2001          2000          1999           1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $    12.79        10.87         14.60        12.59         10.33           10.92
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                          $    -0.02        -0.02         -0.02        -0.02         -0.02*          -0.01*
 Net realized and unrealized gain (loss)
 on investments                               $    -1.22         1.94         -1.73         3.81          2.31           -0.58
 Total from investment operations             $    -1.24         1.92         -1.75         3.79          2.29           -0.59
LESS DISTRIBUTIONS FROM:
 Net investment income                        $       --           --            --           --          0.03              --
 Net realized gain on investments             $     0.10           --          1.98         1.78            --              --
 Total distributions                          $     0.10           --          1.98         1.78          0.03              --
 Net asset value, end of period               $    11.45        12.79         10.87        14.60         12.59           10.33
 TOTAL RETURN(2):                             %    -9.66        17.57        -13.19        34.41         22.19           -5.40
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $    5,363        3,200         1,791        1,612           516             100
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                          %     1.49         1.50          1.50         1.50          1.50            1.50
 Gross expenses prior to expense
 reimbursement(3)                             %     1.88         1.81          2.00         2.00          2.53            3.26
 Net investment loss after expense
 reimbursement(3)(5)                          %    -0.22        -0.34         -0.22        -0.37         -0.20           -0.18
 Portfolio turnover rate                      %      128          190           181          180           131             130


--------------------------------------------------------------------------------


(1) Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.
(4) The Fund changed its fiscal year end to May 31.

(5) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible recoupment by ING Investments within three years.

(6) Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Index Plus MidCap Fund       53

ING INDEX PLUS SMALLCAP FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.


                                                                       CLASS A                                     CLASS B
                                          -----------------------------------------------------------------   -----------------
                                                     SEVEN                                     FEBRUARY 3,               SEVEN
                                           YEAR     MONTHS                                       1998(6)       YEAR     MONTHS
                                           ENDED     ENDED        YEAR ENDED OCTOBER 31,            TO         ENDED     ENDED
                                          MAY 31,   MAY 31,   ------------------------------   OCTOBER 31,    MAY 31,   MAY 31,
                                           2003     2002(4)     2001       2000       1999         1998        2003     2002(4)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $    12.78     10.72      11.61       9.92       8.86        10.00       12.50     10.52
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)         $     0.00**      --      -0.02      -0.03         --*          --*      -0.06     -0.02
 Net realized and unrealized gain
 (loss) on investments                $    -1.24      2.06      -0.87       1.72       1.07        -1.14       -1.25      2.00
 Total from investment operations     $    -1.24      2.06      -0.89       1.69       1.07        -1.14       -1.31      1.98
LESS DISTRIBUTIONS FROM:
 Net investment income                $       --        --         --         --       0.01           --          --        --
 Net realized gain on investments     $     0.13        --         --         --         --           --        0.13        --
 Total distributions                  $     0.13        --         --         --       0.01           --        0.13        --
 Net asset value, end of period       $    11.41     12.78      10.72      11.61       9.92         8.86       11.06     12.50
 TOTAL RETURN(2):                     %    -9.64     19.22      -7.67      17.04      12.13       -11.40      -10.42     18.73
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $   18,016     9,316      5,020      3,806      2,348          349       3,586     2,246
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                  %     0.98      1.00       1.00       1.00       1.00         1.00        1.73      1.75
 Gross expenses prior to expense
 reimbursement(3)                     %     2.37      2.11       2.10       1.77       2.28         2.88        3.12      2.86
 Net investment income (loss) after
 expense reimbursement(3)(5)          %     0.00     -0.06      -0.16      -0.30      -0.02         0.00       -0.75     -0.75
 Portfolio turnover rate              %      129        61        118        134         85          100         129        61

                                                  CLASS B
                                     ---------------------------------
                                                            MARCH 1,
                                         YEAR ENDED          1999(1)
                                          OCT. 31,             TO
                                     -------------------   OCTOBER 31,
                                       2001       2000        1999
-----------------------------------  ---------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               11.48       9.88         8.91
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)         -0.08      -0.03*       -0.05*
 Net realized and unrealized gain
 (loss) on investments                -0.88       1.63         1.02
 Total from investment operations     -0.96       1.60         0.97
LESS DISTRIBUTIONS FROM:
 Net investment income                   --         --           --
 Net realized gain on investments        --         --           --
 Total distributions                     --         --           --
 Net asset value, end of period       10.52      11.48         9.88
 TOTAL RETURN(2):                     -8.36      16.19        10.89
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      498        299          193
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                   1.75       1.75         1.75
 Gross expenses prior to expense
 reimbursement(3)                      2.85       2.52         3.03
 Net investment income (loss) after
 expense reimbursement(3)(5)          -0.91      -1.05        -0.77
 Portfolio turnover rate                118        134           85



                                                                                      CLASS C
                                                  -------------------------------------------------------------------------------
                                                                SEVEN                                                  JUNE 30,
                                                   YEAR        MONTHS                                                   1998(1)
                                                   ENDED        ENDED              YEAR ENDED OCTOBER 31,                 TO
                                                  MAY 31,      MAY 31,      ------------------------------------      OCTOBER 31,
                                                   2003        2002(4)        2001          2000          1999           1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $        12.56        10.57        11.50          9.87          8.84           10.62
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                      $        -0.03        -0.02        -0.09         -0.03         -0.05*          -0.02*
 Net realized and unrealized gain
 (loss) on investments                    $        -1.25         2.01        -0.84          1.66          1.08           -1.76
 Total from investment operations         $        -1.28         1.99        -0.93          1.63          1.03           -1.78
LESS DISTRIBUTIONS FROM:
 Net realized gain on investments         $         0.13           --           --            --            --              --
 Total distributions                      $         0.13           --           --            --            --              --
 Net asset value, end of period           $        11.15        12.56        10.57         11.50          9.87            8.84
 TOTAL RETURN(2):                         %       -10.13        18.83        -8.09         16.51         11.66          -16.76
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $        2,202          893          395           615           589             155
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                      %         1.48         1.50         1.50          1.50          1.50            1.50
 Gross expenses prior to expense
 reimbursement(3)                         %         2.87         2.61         2.60          2.27          2.78            3.38
 Net investment loss after expense
 reimbursement(3)(5)                      %        -0.50        -0.53        -0.66         -0.80         -0.52           -0.50
 Portfolio turnover rate                  %          129           61          118           134            85             100


--------------------------------------------------------------------------------


(1) Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.
(4) The Fund changed its fiscal year end to May 31.

(5) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.

(6) Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Amount is less than $0.01 per share.

 54      ING Index Plus SmallCap Fund

FINANCIAL HIGHLIGHTS                                  ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.


                                                                                       CLASS A
                                                         --------------------------------------------------------------------
                                                          YEAR         SEVEN MONTHS                  YEAR ENDED
                                                          ENDED           ENDED                     OCTOBER 31,
                                                         MAY 31,         MAY 31,          --------------------------------
                                                          2003           2002(4)           2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $    10.32            10.23           14.50        13.20         9.97
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                        $     0.02            -0.01           -0.01        -0.02           --*
 Net realized and unrealized gain (loss) on
 investments                                         $    -1.66             0.10           -2.22         2.18         3.25
 Total from investment operations                    $    -1.64             0.09           -2.23         2.16         3.25
LESS DISTRIBUTIONS FROM:
 Net investment income                               $       --               --              --         0.01         0.02
 Net realized gains on investments                   $       --               --            2.04         0.85           --
 Total distributions                                 $       --               --            2.04         0.86         0.02
 Net asset value, end of period                      $     8.68            10.32           10.23        14.50        13.20
 TOTAL RETURN(2):                                    %   -15.89             0.88          -17.26        17.24        32.57
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                    $   30,346           24,634          12,294        7,074        1,139
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)      %     1.35             1.35            1.35         1.35         1.35
 Gross expenses prior to expense reimbursement(3)    %     1.65             1.62            1.99         1.87         2.77
 Net investment income (loss) after expense
 reimbursement(3)(5)                                 %     0.22            -0.28           -0.10        -0.17        -0.02
 Portfolio turnover rate                             %      269              132             172          162          125

                                                      CLASS A
                                                    -----------
                                                    FEBRUARY 2,
                                                    1998(6) TO
                                                    OCTOBER 31,
                                                       1998
--------------------------------------------------  --------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                           0.01*
 Net realized and unrealized gain (loss) on
 investments                                           -0.04
 Total from investment operations                      -0.03
LESS DISTRIBUTIONS FROM:
 Net investment income                                    --
 Net realized gains on investments                        --
 Total distributions                                      --
 Net asset value, end of period                         9.97
 TOTAL RETURN(2):                                      -0.30
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                        464
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)         1.35
 Gross expenses prior to expense reimbursement(3)       3.66
 Net investment income (loss) after expense
 reimbursement(3)(5)                                    0.12
 Portfolio turnover rate                                 132

                                                                                   CLASS B
                                                    ---------------------------------------------------------------------
                                                     YEAR         SEVEN MONTHS           YEAR ENDED            MARCH 1,
                                                     ENDED           ENDED              OCTOBER 31,           1999(1) TO
                                                    MAY 31,         MAY 31,          ------------------       OCTOBER 31,
                                                     2003           2002(4)           2001        2000           1999
--------------------------------------------------  ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                10.20            10.16           14.38       13.14          11.28
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                        -0.03            -0.04           -0.07       -0.04          -0.06*
 Net realized and unrealized gain (loss) on
 investments                                         -1.66             0.08           -2.23        2.08           1.92
 Total from investment operations                    -1.69             0.04           -2.30        2.04           1.86
LESS DISTRIBUTIONS FROM:
 Net investment income                                  --               --              --          --             --
 Net realized gains on investments                      --               --            1.92        0.80             --
 Total distributions                                    --               --            1.92        0.80             --
 Net asset value, end of period                       8.51            10.20           10.16       14.38          13.14
 TOTAL RETURN(2):                                   -16.57             0.39          -17.81       16.31          16.49
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                    1,183              587             350         149            188
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)       2.10             2.10            2.10        2.10           2.10
 Gross expenses prior to expense reimbursement(3)     2.40             2.37            2.74        2.62           3.52
 Net investment income (loss) after expense
 reimbursement(3)(5)                                 -0.52            -1.00           -0.85       -0.92          -0.77
 Portfolio turnover rate                               269              132             172         162            125



                                                                                    CLASS C
                                               ----------------------------------------------------------------------------------
                                                YEAR         SEVEN MONTHS                                              JUNE 30,
                                                ENDED           ENDED                YEAR ENDED OCTOBER 31,           1998(1) TO
                                               MAY 31,         MAY 31,          --------------------------------      OCTOBER 31,
                                                2003           2002(4)           2001         2000         1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $     10.15            10.11           14.34        13.09         9.95         11.04
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                      $     -0.03            -0.06           -0.09        -0.03        -0.09*        -0.02*
 Net realized and unrealized gain
 (loss) on investments                    $     -1.65             0.10           -2.20         2.08         3.23         -1.07
 Total from investment operations         $     -1.68             0.04           -2.29         2.05         3.14         -1.09
LESS DISTRIBUTIONS FROM:
 Net realized gains on investments        $        --               --            1.94         0.80           --            --
 Total distributions                      $        --               --            1.94         0.80           --            --
 Net asset value, end of period           $      8.47            10.15           10.11        14.34        13.09          9.95
 TOTAL RETURN(2):                         %    -16.55             0.40          -17.84        16.39        31.56         -9.88
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $       528              414             388          464          315            95
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                      %      2.10             2.10            2.10         2.10         2.10          2.10
 Gross expenses prior to expense
 reimbursement(3)                         %      2.40             2.37            2.74         2.62         3.52          4.41
 Net investment loss after expense
 reimbursement(3)(5)                      %     -0.53            -0.97           -0.85        -0.92        -0.77         -0.63
 Portfolio turnover rate                  %       269              132             172          162          125           132


--------------------------------------------------------------------------------


(1) Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.
(4) The Fund changed its fiscal year end to May 31.

(5) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.

(6) Commencement of operations.

* Per share data calculated using weighted average number of shares outstanding throughout the period.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Value Opportunity Fund       55

ING BALANCED FUND                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.


                                                                             CLASS A
                                                    ---------------------------------------------------------
                                                     YEAR         SEVEN MONTHS
                                                     ENDED           ENDED            YEAR ENDED OCTOBER 31,
                                                    MAY 31,         MAY 31,          ------------------------
                                                     2003           2002(4)           2001          2000
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $    11.07            11.02           14.08         13.72
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                          $     0.11             0.08            0.21          0.35
 Net realized and unrealized gain (loss) on
 investments                                    $    -0.24             0.12           -1.83          0.82
 Total from investment operations               $    -0.13             0.20           -1.62          1.17
LESS DISTRIBUTIONS FROM:
 Net investment income                          $     0.10             0.15            0.23          0.27
 Net realized gains on investments              $       --               --            1.21          0.54
 Total distributions                            $     0.10             0.15            1.44          0.81
 Net asset value, end of period                 $    10.84            11.07           11.02         14.08
 TOTAL RETURN(2):                               %    -1.15             1.82          -12.36          8.81
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $   59,826           45,221          33,860        35,564
 Ratios to average net assets:
 Expenses(3)                                    %     1.42             1.39            1.35          1.31
 Net investment income (loss)(3)                %     1.11             1.31            1.81          1.99
 Portfolio turnover rate                        %      379              118             180           242

                                                        CLASS A
                                                 ---------------------

                                                 YEAR ENDED OCTOBER 31,
                                                 ---------------------
                                                    1999         1998
---------------------------------------------    -------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               12.83        14.05
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                               0.29*        0.29*
 Net realized and unrealized gain (loss) on
 investments                                         1.52         1.01
 Total from investment operations                    1.81         1.30
LESS DISTRIBUTIONS FROM:
 Net investment income                               0.31         0.24
 Net realized gains on investments                   0.61         2.28
 Total distributions                                 0.92         2.52
 Net asset value, end of period                     13.72        12.83
 TOTAL RETURN(2):                                   14.48        10.44
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 27,339        7,544
 Ratios to average net assets:
 Expenses(3)                                         1.36         1.44
 Net investment income (loss)(3)                     2.13         2.22
 Portfolio turnover rate                              127           85

                                                                              CLASS B
                                               ----------------------------------------------------------------------
                                                YEAR         SEVEN MONTHS           YEAR ENDED             MARCH 1,
                                                ENDED           ENDED               OCTOBER 31,           1999(1) TO
                                               MAY 31,         MAY 31,          -------------------       OCTOBER 31,
                                                2003           2002(4)           2001         2000           1999
---------------------------------------------  ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           11.02            10.97            14.02       13.69          13.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                           0.03             0.04             0.12        0.27           0.13*
 Net realized and unrealized gain (loss) on
 investments                                    -0.23             0.12            -1.83        0.80           0.65
 Total from investment operations               -0.20             0.16            -1.71        1.07           0.78
LESS DISTRIBUTIONS FROM:
 Net investment income                           0.07             0.11             0.13        0.20           0.09
 Net realized gains on investments                 --               --             1.21        0.54             --
 Total distributions                             0.07             0.11             1.34        0.74           0.09
 Net asset value, end of period                 10.75            11.02            10.97       14.02          13.69
 TOTAL RETURN(2):                               -1.84             1.45           -13.10        8.01           6.02
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              3,099            1,670            1,312       1,130            745
 Ratios to average net assets:
 Expenses(3)                                     2.17             2.14             2.10        2.06           2.11
 Net investment income (loss)(3)                 0.40             0.56             1.06        1.24           1.38
 Portfolio turnover rate                          379              118              180         242            127



                                                                                   CLASS C
                                             ------------------------------------------------------------------------------------
                                              YEAR         SEVEN MONTHS                                                JUNE 30,
                                              ENDED           ENDED                YEAR ENDED OCTOBER 31,             1998(1) TO
                                             MAY 31          MAY 31,          ---------------------------------       OCTOBER 31,
                                              2003           2002(4)           2001          2000         1999           1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                 $     10.99            10.94           13.96         13.63        12.80          13.27
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                  $      0.03             0.03            0.13          0.24         0.19*          0.07*
 Net realized and unrealized gain
 (loss) on investments                  $     -0.24             0.13           -1.83          0.81         1.52          -0.54
 Total from investment operations       $     -0.21             0.16           -1.70          1.05         1.71          -0.47
LESS DISTRIBUTIONS FROM:
 Net investment income                  $      0.07             0.11            0.11          0.18         0.27             --
 Net realized gains on investments      $        --               --            1.21          0.54         0.61             --
 Total distributions                    $      0.07             0.11            1.32          0.72         0.88             --
 Net asset value, end of period         $     10.71            10.99           10.94         13.96        13.63          12.80
 TOTAL RETURN(2):                       %     -1.94             1.47          -13.09          7.95        13.64          -3.54
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $     2,877            2,050           1,829         2,185        1,601            216
 Ratios to average net assets:
 Expenses(3)                            %      2.17             2.14            2.10          2.06         2.11           2.11
 Net investment income (loss)(3)        %      0.35             0.56            1.06          1.24         1.38           1.55
 Portfolio turnover rate                %       379              118             180           242          127             85


--------------------------------------------------------------------------------


(1) Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.
(4) The Fund changed its fiscal year end to May 31.

* Per share data calculated using weighted average number of shares outstanding throughout the period.


 56      ING Balanced Fund

FINANCIAL HIGHLIGHTS                                  ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.


                                                                           CLASS A
                                                   -------------------------------------------------------
                                                    YEAR          SEVEN MONTHS
                                                    ENDED            ENDED        YEAR ENDED OCTOBER 31,
                                                   MAY 31,          MAY 31,      -------------------------
                                                    2003            2002(4)       2001          2000
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $     9.45              9.49       14.18         16.68
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                  $     0.04              0.01        0.02          0.04
 Net realized and unrealized gain (loss) on
 investments                                   $    -1.32             -0.04       -3.96          0.49
 Total from investment operations              $    -1.28             -0.03       -3.94          0.53
LESS DISTRIBUTIONS FROM:
 Net investment income                         $     0.05              0.01        0.01          0.03
 Net realized gains on investments             $       --                --        0.74          3.00
 Total distributions                           $     0.05              0.01        0.75          3.03
 Net asset value, end of period                $     8.12              9.45        9.49         14.18
 TOTAL RETURN(2):                              %   -13.58             -0.28      -29.07          3.50
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $   52,182            62,062      63,821        92,407
 Ratio to average net assets:
 Expenses(3)                                   %     1.18              1.16        1.11          1.08
 Net investment income (loss)(3)               %     0.47              0.10        0.13          0.08
 Portfolio turnover rate                       %      225               132         194           167

                                                       CLASS A
                                                ---------------------

                                                YEAR ENDED OCTOBER 31,
                                                ---------------------
                                                  1999          1998
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             15.22         18.01
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                      0.05*         0.06*
 Net realized and unrealized gain (loss) on
 investments                                       3.25          0.51
 Total from investment operations                  3.30          0.57
LESS DISTRIBUTIONS FROM:
 Net investment income                             0.11          0.04
 Net realized gains on investments                 1.73          3.32
 Total distributions                               1.84          3.36
 Net asset value, end of period                   16.68         15.22
 TOTAL RETURN(2):                                 22.67          3.42
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               72,789        23,603
 Ratio to average net assets:
 Expenses(3)                                       1.11          1.20
 Net investment income (loss)(3)                   0.31          0.39
 Portfolio turnover rate                            122           160

                                                                               CLASS B
                                              --------------------------------------------------------------------------
                                               YEAR          SEVEN MONTHS             YEAR ENDED              MARCH 1,
                                               ENDED            ENDED                OCTOBER 31,             1999(1) TO
                                              MAY 31,          MAY 31,           --------------------        OCTOBER 31,
                                               2003            2002(4)            2001          2000            1999
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           9.37              9.44            14.11         16.66           15.41
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                  -0.02             -0.05            -0.07          0.01           -0.05*
 Net realized and unrealized gain (loss) on
 investments                                   -1.32             -0.02            -3.95          0.41            1.31
 Total from investment operations              -1.34             -0.07            -4.02          0.42            1.26
LESS DISTRIBUTIONS FROM:
 Net investment income                          0.00**              --               --            --            0.01
 Net realized gains on investments                --                --             0.65          2.97              --
 Total distributions                            0.00**              --             0.65          2.97            0.01
 Net asset value, end of period                 8.03              9.37             9.44         14.11           16.66
 TOTAL RETURN(2):                             -14.26             -0.74           -29.59          2.72            8.17
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             1,027               611              683           920             493
 Ratio to average net assets:
 Expenses(3)                                    1.93              1.91             1.86          1.83            1.86
 Net investment income (loss)(3)               -0.28             -0.65            -0.62         -0.67           -0.44
 Portfolio turnover rate                         225               132              194           167             122



                                                                                       CLASS C
                                                     ----------------------------------------------------------------------------
                                                      YEAR     SEVEN MONTHS                                            JUNE 30,
                                                      ENDED       ENDED            YEAR ENDED OCTOBER 31,             1998(1) TO
                                                     MAY 31,     MAY 31,      ---------------------------------       OCTOBER 31,
                                                      2003       2002(4)       2001          2000         1999           1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $      9.33         9.40       14.04         16.59        15.22          16.92
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                   $     -0.02        -0.01       -0.09          0.01        -0.07*         -0.01*
 Net realized and unrealized gain (loss) on
 investments                                    $     -1.31        -0.06       -3.91          0.41         3.24          -1.69
 Total from investment operations               $     -1.33        -0.07       -4.00          0.42         3.17          -1.70
LESS DISTRIBUTIONS FROM:
 Net investment income                          $      0.00**         --          --            --         0.07             --
 Net realized gains on investments              $        --           --        0.64          2.97         1.73             --
 Total distributions                            $      0.00**         --        0.64          2.97         1.80             --
 Net asset value, end of period                 $      8.00         9.33        9.40         14.04        16.59          15.22
 TOTAL RETURN(2):                               %    -14.22        -0.74      -29.59          2.72        21.68         -10.05
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)               $       968        1,327         946         2,209        1,787            569
 Ratio to average net assets:
 Expenses(3)                                    %      1.93         1.91        1.86          1.83         1.86           1.86
 Net investment loss(3)                         %     -0.28        -0.70       -0.62         -0.67        -0.44          -0.27
 Portfolio turnover rate                        %       225          132         194           167          122            160


--------------------------------------------------------------------------------


(1) Commencement of operations of class

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.

(4) The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

** Amount is less than $0.01 per share.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Growth and Income Fund       57

ING STRATEGIC ALLOCATION GROWTH FUND                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.


                                                                   CLASS A                                    CLASS B
                                          ----------------------------------------------------------   ----------------------
                                           YEAR     SEVEN MONTHS                                        YEAR     SEVEN MONTHS
                                           ENDED       ENDED            YEAR ENDED OCTOBER 31,          ENDED       ENDED
                                          MAY 31,     MAY 31,      ---------------------------------   MAY 31,     MAY 31,
                                           2003       2002(4)       2001     2000     1999     1998     2003       2002(4)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $    10.05         9.52       11.93    12.06    11.09    14.42    10.06         9.51
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)         $     0.06         0.04        0.13     0.25     0.19*    0.20*    0.01        -0.01
 Net realized and unrealized gain
 (loss) on investments                $    -0.87         0.62       -2.40     0.71     1.26    -0.40    -0.88         0.61
 Total from investment operations     $    -0.81         0.66       -2.27     0.96     1.45    -0.20    -0.87         0.60
LESS DISTRIBUTIONS FROM:
 Net investment income                $     0.02         0.13        0.14     0.20     0.17     0.37       --         0.05
 Net realized gain on investments     $       --           --          --     0.89     0.31     2.76       --           --
 Total distributions                  $     0.02         0.13        0.14     1.09     0.48     3.13       --         0.05
 Net asset value, end of period       $     9.22        10.05        9.52    11.93    12.06    11.09     9.19        10.06
 TOTAL RETURN(2):                     %    -8.02         6.94      -19.23     8.34    13.35    -2.17    -8.65         6.36
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $   38,801       26,925      23,011   25,131   16,252    2,266      220          159
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                  %     1.25         1.25        1.25     1.25     1.45     1.53     2.00         2.00
 Gross expenses prior to expense
 reimbursement(3)                     %     1.64         1.50        1.41     1.35     1.51     1.72     2.39         2.25
 Net investment income (loss) after
 expense reimbursement(3)(5)          %     0.92         0.60        1.23     1.51     1.61     1.71     0.15        -0.14
 Portfolio turnover rate              %      236          149         242      248      132      105      236          149

                                                CLASS B
                                     -----------------------------
                                       YEAR ENDED       MARCH 1,
                                       OCTOBER 31,     1999(1) TO
                                     ---------------   OCTOBER 31,
                                      2001     2000       1999
-----------------------------------  -----------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               11.93    12.06      11.21
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)          0.05     0.12       0.07*
 Net realized and unrealized gain
 (loss) on investments                -2.40     0.76       0.78
 Total from investment operations     -2.35     0.88       0.85
LESS DISTRIBUTIONS FROM:
 Net investment income                 0.07     0.12         --
 Net realized gain on investments        --     0.89         --
 Total distributions                   0.07     1.01         --
 Net asset value, end of period        9.51    11.93      12.06
 TOTAL RETURN(2):                    -19.82     7.58       7.58
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      175      193        116
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                   2.00     2.00       2.20
 Gross expenses prior to expense
 reimbursement(3)                      2.16     2.10       2.26
 Net investment income (loss) after
 expense reimbursement(3)(5)           0.48     0.76       0.86
 Portfolio turnover rate                242      248        132



                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                       YEAR     SEVEN MONTHS                                           JUNE 30,
                                                       ENDED       ENDED              YEAR ENDED OCTOBER 31,          1998(1) TO
                                                      MAY 31,     MAY 31,         ------------------------------      OCTOBER 31,
                                                       2003       2002(4)          2001        2000        1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $    10.06         9.49          11.89       12.03       11.11         12.49
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                            $     0.05         0.01           0.06        0.17        0.10*         0.04*
 Net realized and unrealized gain (loss) on
 investments                                      $    -0.93         0.60          -2.41        0.71        1.26         -1.42
 Total from investment operations                 $    -0.88         0.61          -2.35        0.88        1.36         -1.38
LESS DISTRIBUTIONS FROM:
 Net investment income                            $       --         0.04           0.05        0.13        0.13            --
 Net realized gain on investments                 $       --           --             --        0.89        0.31            --
 Total distributions                              $       --         0.04           0.05        1.02        0.44            --
 Net asset value, end of period                   $     9.18        10.06           9.49       11.89       12.03         11.11
 TOTAL RETURN(2):                                 %    -8.75         6.48         -19.84        7.57       12.47        -11.05
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $      444        1,743          1,999       2,731       2,626           133
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)   %     2.00         2.00           2.00        2.00        2.20          2.23
 Gross expenses prior to expense
 reimbursement(3)                                 %     2.39         2.25           2.16        2.10        2.26          2.42
 Net investment income (loss) after expense
 reimbursement(3)(5)                              %     0.08        -0.14           0.48        0.76        0.86          1.01
 Portfolio turnover rate                          %      236          149            242         248         132           105


--------------------------------------------------------------------------------


(1) Commencement of operations of class

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.

(4) The Fund changed its fiscal year end to May 31.

(5) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


 58      ING Strategic Allocation Growth Fund

FINANCIAL HIGHLIGHTS                      ING STRATEGIC ALLOCATION BALANCED FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.


                                                                   CLASS A                                    CLASS B
                                          ----------------------------------------------------------   ----------------------
                                           YEAR     SEVEN MONTHS                                        YEAR     SEVEN MONTHS
                                           ENDED       ENDED            YEAR ENDED OCTOBER 31,          ENDED       ENDED
                                          MAY 31,     MAY 31,      ---------------------------------   MAY 31,     MAY 31,
                                           2003       2002(4)       2001     2000     1999     1998     2003       2002(4)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $    10.24         9.86       11.65    11.67    11.01    13.22    10.27         9.85
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)         $     0.11         0.06        0.21     0.35     0.27*    0.27*    0.02         0.03
 Net realized and unrealized gain
 (loss) on investments                $    -0.59         0.53       -1.76     0.43     0.83    -0.37    -0.56         0.51
 Total from investment operations     $    -0.48         0.59       -1.55     0.78     1.10    -0.10    -0.54         0.54
LESS DISTRIBUTIONS FROM:
 Net investment income                $     0.10         0.21        0.24     0.27     0.20     0.41     0.08         0.12
 Net realized gain on investments     $       --           --          --     0.53     0.24     1.70       --           --
 Total distributions                  $     0.10         0.21        0.24     0.80     0.44     2.11     0.08         0.12
 Net asset value, end of period       $     9.66        10.24        9.86    11.65    11.67    11.01     9.65        10.27
 TOTAL RETURN(2):                     %    -4.59         6.01      -13.53     7.02    10.10    -1.17    -5.25         5.54
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $   51,521       39,763      32,912   32,868   15,389    2,105      478          128
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                  %     1.20         1.20        1.20     1.20     1.45     1.52     1.95         1.95
 Gross expenses prior to expense
 reimbursement(3)                     %     1.50         1.42        1.36     1.33     1.53     1.68     2.25         2.17
 Net investment income after
 expense reimbursement(3)(5)          %     1.21         1.08        2.02     2.29     2.29     2.33     0.47         0.37
 Portfolio turnover rate              %      277          129         204      239      125      116      277          129

                                                CLASS B
                                     -----------------------------
                                       YEAR ENDED       MARCH 1,
                                       OCTOBER 31,     1999(1) TO
                                     ---------------   OCTOBER 31,
                                      2001     2000       1999
-----------------------------------  -----------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               11.66    11.68      11.09
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)          0.14     0.18       0.12*
 Net realized and unrealized gain
 (loss) on investments                -1.77     0.52       0.47
 Total from investment operations     -1.63     0.70       0.59
LESS DISTRIBUTIONS FROM:
 Net investment income                 0.18     0.19         --
 Net realized gain on investments        --     0.53         --
 Total distributions                   0.18     0.72         --
 Net asset value, end of period        9.85    11.66      11.68
 TOTAL RETURN(2):                    -14.18     6.24       5.32
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      184      139        105
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                   1.95     1.95       2.20
 Gross expenses prior to expense
 reimbursement(3)                      2.11     2.08       2.28
 Net investment income after
 expense reimbursement(3)(5)           1.27     1.54       1.54
 Portfolio turnover rate                204      239        125



                                                                                     CLASS C
                                                 --------------------------------------------------------------------------------
                                                     YEAR       SEVEN MONTHS                                           JUNE 30,
                                                    ENDED          ENDED              YEAR ENDED OCTOBER 31,          1998(1) TO
                                                   MAY 31,        MAY 31,         ------------------------------      OCTOBER 31,
                                                     2003         2002(4)          2001        2000        1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $       10.31           9.90          11.66       11.65       11.04         12.18
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                       $        0.03           0.03           0.18        0.03        0.18*         0.06*
 Net realized and unrealized gain (loss)
 on investments                              $       -0.58           0.51          -1.81        0.66        0.83         -1.20
 Total from investment operations            $       -0.55           0.54          -1.63        0.69        1.01         -1.14
LESS DISTRIBUTIONS FROM:
 Net investment income                       $        0.03           0.13           0.13        0.15        0.16            --
 Net realized gain on investments            $          --             --             --        0.53        0.24            --
 Total distributions                         $        0.03           0.13           0.13        0.68        0.40            --
 Net asset value, end of period              $        9.73          10.31           9.90       11.66       11.65         11.04
 TOTAL RETURN(2):                            %       -5.30           5.52         -14.10        6.15        9.30         -9.36
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $         148            116            123         169         127           158
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                         %        1.90           1.95           1.95        1.95        2.20          2.24
 Gross expenses prior to expense
 reimbursement(3)                            %        2.20           2.17           2.11        2.08        2.28          2.40
 Net investment income after expense
 reimbursement(3)(5)                         %        0.42           0.34           1.27        1.54        1.54          1.61
 Portfolio turnover rate                     %         277            129            204         239         125           116


--------------------------------------------------------------------------------


(1) Commencement of operations of class

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.

(4) The Fund changed its fiscal year end to May 31.

(5) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                 ING Strategic Allocation Balanced Fund       59

ING STRATEGIC ALLOCATION INCOME FUND                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.


                                                                   CLASS A                                    CLASS B
                                          ----------------------------------------------------------   ----------------------
                                           YEAR     SEVEN MONTHS                                        YEAR     SEVEN MONTHS
                                           ENDED       ENDED            YEAR ENDED OCTOBER 31,          ENDED       ENDED
                                          MAY 31,     MAY 31,      ---------------------------------   MAY 31,     MAY 31,
                                           2003       2002(4)       2001     2000     1999     1998     2003       2002(2)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $     9.74         9.71       10.62    10.48    10.15    12.09     9.80         9.73
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                $     0.16         0.11        0.29     0.42     0.31*    0.31*    0.10         0.04
 Net realized and unrealized gain
 (loss) on investments                $    -0.28         0.29       -0.86     0.34     0.46    -0.06    -0.28         0.31
 Total from investment operations     $    -0.12         0.40       -0.57     0.76     0.77     0.25    -0.18         0.35
LESS DISTRIBUTIONS FROM:
 Net investment income                $     0.13         0.37        0.34     0.28     0.22     0.57     0.10         0.28
 Net realized gain on investments     $       --           --          --     0.34     0.22     1.62       --           --
 Total distributions                  $     0.13         0.37        0.34     0.62     0.44     2.19     0.10         0.28
 Net asset value, end of period       $     9.49         9.74        9.71    10.62    10.48    10.15     9.52         9.80
 TOTAL RETURN(2):                     %    -1.12         4.24       -5.50     7.65     7.65     2.29    -1.77         3.66
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $   29,223       23,120      20,973   18,220   10,371    1,812      669          217
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                  %     1.15         1.15        1.15     1.15     1.45     1.53     1.90         1.90
 Gross expenses prior to expense
 reimbursement(3)                     %     1.65         1.56        1.50     1.44     1.70     1.96     2.40         2.31
 Net investment income after
 expense reimbursement(3)(5)          %     1.82         1.99        3.05     3.44     2.98     2.97     1.07         1.21
 Portfolio turnover rate              %      286          101         165      195      120      115      286          101

                                               CLASS B
                                     ----------------------------
                                       YEAR ENDED       MAR. 1,
                                       OCTOBER 31,     1999(1) TO
                                     ---------------    OCT. 31,
                                      2001     2000       1999
-----------------------------------  ----------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               10.63    10.49      10.08
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                 0.27     0.38       0.16*
 Net realized and unrealized gain
 (loss) on investments                -0.91     0.31       0.25
 Total from investment operations     -0.64     0.69       0.41
LESS DISTRIBUTIONS FROM:
 Net investment income                 0.26     0.21         --
 Net realized gain on investments        --     0.34         --
 Total distributions                   0.26     0.55         --
 Net asset value, end of period        9.73    10.63      10.49
 TOTAL RETURN(2):                     -6.14     6.91       4.07
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      125      115        123
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                   1.90     1.90       2.20
 Gross expenses prior to expense
 reimbursement(3)                      2.25     2.19       2.45
 Net investment income after
 expense reimbursement(3)(5)           2.30     2.69       2.23
 Portfolio turnover rate                165      195        120



                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                       YEAR     SEVEN MONTHS                                           JUN. 30,
                                                       ENDED       ENDED              YEAR ENDED OCTOBER 31,          1998(1) TO
                                                      MAY 31,     MAY 31,         ------------------------------       OCT. 31,
                                                       2003       2002(4)          2001        2000        1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $     9.76         9.69          10.59       10.46       10.18         10.72
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                            $     0.10         0.09           0.24        0.32        0.23*         0.08*
 Net realized and unrealized gain (loss) on
 investments                                      $    -0.28         0.27          -0.88        0.36        0.46         -0.62
 Total from investment operations                 $    -0.18         0.36          -0.64        0.68        0.69         -0.54
LESS DISTRIBUTIONS FROM:
 Net investment income                            $     0.04         0.29           0.26        0.21        0.19            --
 Net realized gain on investments                 $       --           --             --        0.34        0.22            --
 Total distributions                              $     0.04         0.29           0.26        0.55        0.41            --
 Net asset value, end of period                   $     9.54         9.76           9.69       10.59       10.46         10.18
 TOTAL RETURN(2):                                 %    -1.80         3.74          -6.18        6.81        6.88         -5.04
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $      201          240            251         275         304           171
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)   %     1.90         1.90           1.90        1.90        2.20          2.24
 Gross expenses prior to expense
 reimbursement(3)                                 %     2.40         2.31           2.25        2.19        2.45          2.67
 Net investment income after expense
 reimbursement(3)(5)                              %     1.07         1.23           2.30        2.69        2.23          2.26
 Portfolio turnover rate                          %      286          101            165         195         120           115


--------------------------------------------------------------------------------


(1) Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.

(4) The Fund changed its fiscal year end to May 31.

(5) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

 60      ING Strategic Allocation Income Fund

In addition to the Funds offered in this Prospectus, ING Funds Distributor, LLC also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

DOMESTIC EQUITY AND INCOME FUNDS
ING Convertible Fund
ING Equity and Bond Fund

DOMESTIC EQUITY GROWTH FUNDS
ING Growth + Value Fund
ING Growth Opportunities Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund

ING Disciplined LargeCap Fund

ING SmallCap Opportunities Fund

DOMESTIC EQUITY VALUE FUNDS
ING Financial Services Fund
ING Large Company Value Fund
ING MagnaCap Fund
ING MidCap Value Fund
ING SmallCap Value Fund
ING Tax Efficient Equity Fund

FIXED INCOME FUNDS

ING Bond Fund

ING GNMA Income Fund
ING Government Fund
ING High Yield Bond Fund
ING High Yield Opportunity Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund
ING Strategic Bond Fund

GLOBAL EQUITY FUNDS
ING Global Real Estate Fund
ING Worldwide Growth Fund
ING Global Technology Fund

INTERNATIONAL EQUITY FUNDS
ING Emerging Countries Fund
ING International Fund
ING International Growth Fund
ING International SmallCap Growth Fund
ING International Value Fund
ING Precious Metals Fund
ING Russia Fund

MONEY MARKET FUNDS

ING Aeltus Money Market Fund

ING Classic Money Market Fund
ING Money Market Fund

LOAN PARTICIPATION FUNDS
ING Senior Income Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS


Includes a discussion of recent market conditions and investment strategies that significantly affected each Fund's performance, the financial statements and the independent auditors' reports (in annual reports only) during the past fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission
(SEC).



Please write or call for a free copy of the current
Annual/Semi-Annual Reports, the SAI or other Fund information, or to make shareholder inquiries:


THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, N.W.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

ING Series Fund, Inc.                811-6352
  ING Growth Fund
  ING Small Company Fund
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund
  ING Value Opportunity Fund
  ING Balanced Fund
  ING Growth and Income Fund
  ING Technology Fund
  ING Strategic Allocation Growth
    Fund
  ING Strategic Allocation Balanced
    Fund
  ING Strategic Allocation Income
    Fund


  [ING FUNDS LOGO]                      AFDEABCPROS0903-093003

       PROSPECTUS

[ABACUS PHOTO]

       September 30, 2003


       Class I
                                                 DOMESTIC EQUITY GROWTH FUNDS
                                                 ING Growth Fund
                                                 ING Small Company Fund
                                                 ING Technology Fund
                                                 DOMESTIC EQUITY INDEX FUNDS
                                                 ING Index Plus LargeCap Fund
                                                 ING Index Plus MidCap Fund
                                                 ING Index Plus SmallCap Fund
                                                 DOMESTIC EQUITY VALUE FUND
                                                 ING Value Opportunity Fund
                                                 DOMESTIC EQUITY AND INCOME
                                                 FUNDS
                                                 ING Balanced Fund
                                                 ING Growth and Income Fund
                                                 STRATEGIC ALLOCATION FUNDS
                                                 ING Strategic Allocation Growth
                                                 Fund
                                                 ING Strategic Allocation
                                                 Balanced Fund
                                                 ING Strategic Allocation Income
                                                 Fund

       This Prospectus contains important information about investing in the ING Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Funds will achieve their objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                           [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes each Fund's objective, investment strategy and risks.

You'll also find:

[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).


[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST




WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    INTRODUCTION TO THE ING FUNDS                            1
    FUNDS AT A GLANCE                                        2
    DOMESTIC EQUITY GROWTH FUNDS
    ING Growth Fund                                          4
    ING Small Company Fund                                   6
    ING Technology Fund                                      8



    DOMESTIC EQUITY INDEX FUNDS
    ING Index Plus LargeCap Fund                            10
    ING Index Plus MidCap Fund                              12
    ING Index Plus SmallCap Fund                            14



    DOMESTIC EQUITY VALUE FUNDS
    ING Value Opportunity Fund                              16



    DOMESTIC EQUITY AND INCOME FUNDS
    ING Balanced Fund                                       18
    ING Growth and Income Fund                              20



    STRATEGIC ALLOCATION FUNDS
    ING Strategic Allocation Growth Fund                    25
    ING Strategic Allocation Balanced Fund                  26
    ING Strategic Allocation Income Fund                    27

    WHAT YOU PAY TO INVEST                                  29
    SHAREHOLDER GUIDE                                       31
    MANAGEMENT OF THE FUNDS                                 35
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      37
    MORE INFORMATION ABOUT RISKS                            38
    FINANCIAL HIGHLIGHTS                                    42
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                                                   INTRODUCTION TO THE ING FUNDS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING Funds, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

DOMESTIC EQUITY GROWTH FUNDS

  ING's Domestic Equity Growth Funds seek long-term growth of capital.

  They may suit you if you:

  - are investing for the long-term -- at least several years; and

  - are willing to accept higher risk in exchange for the potential for long-term growth.


DOMESTIC EQUITY INDEX FUNDS

  ING's Domestic Equity Index Funds seek to outperform the total return performance of the predetermined indices.

  They may suit you if you:

  - are investing for the long-term -- at least several years; and

  - are willing to accept higher risk in exchange for the potential for long-term growth.


DOMESTIC EQUITY VALUE FUND

  ING's Value Opportunity Fund seeks growth of capital.

  The Fund may suit you if you:

  - are investing for the long-term -- at least several years; and

  - are willing to accept risk in exchange for the potential for long-term growth of capital.


DOMESTIC EQUITY AND INCOME FUNDS

  ING's Domestic Equity and Income Funds seek income and growth of capital.

  They may suit you if you:


  - want both regular income and the potential for capital appreciation; and

  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth, Domestic Equity Index or Domestic Equity Value Funds.

STRATEGIC ALLOCATION FUNDS

  ING's Strategic Allocation Funds are asset allocation funds that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.

  They may suit you if you:

  - are investing for the long-term -- at least five years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Introduction to the ING Funds       1

FUNDS AT A GLANCE
--------------------------------------------------------------------------------


          This table is a summary of the investment objective, main investments and main risks of each Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, strategies and risks, which begin on page 4.



                  FUND                                                   INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
DOMESTIC          ING Growth Fund                                        Growth of Capital
EQUITY GROWTH     Adviser: ING Investments, LLC
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.

                  ING Small Company Fund                                 Growth of Capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  ING Technology Fund                                    Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: AIC Asset Management, LLC


DOMESTIC          ING Index Plus LargeCap Fund                           Outperform the total return
EQUITY INDEX      Adviser: ING Investments, LLC                          performance of the Standard &
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.        Poor's 500 Composite Stock
                                                                         Price Index (S&P Mid Cap 500
                                                                         Index), while maintaining a
                                                                         market level of risk

                  ING Index Plus MidCap Fund                             Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's MidCap 400 Index (S&P
                                                                         Small Cap 400 Index), while
                                                                         maintaining a market level of
                                                                         risk

                  ING Index Plus SmallCap Fund                           Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's SmallCap 600 Index (S&P
                                                                         600 Index), while maintaining
                                                                         a market level of risk


DOMESTIC          ING Value Opportunity Fund                             Growth of Capital
EQUITY VALUE      Adviser: ING Investments, LLC
FUND              Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          ING Balanced Fund                                      Maximize total return with
EQUITY AND        Adviser: ING Investments, LLC                          reasonable safety of principal
INCOME FUNDS      Sub-Adviser: Aeltus Investment Management, Inc.

                  ING Growth and Income Fund                             Long-term capital growth and
                  Adviser: ING Investments, LLC                          income
                  Sub-Adviser: Aeltus Investment Management, Inc.


STRATEGIC         ING Strategic Allocation Growth Fund                   Capital appreciation
ALLOCATION        Adviser: ING Investments, LLC
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.

                  ING Strategic Allocation Balanced Fund                 Provide total return (i.e.,
                  Adviser: ING Investments, LLC                          income and capital
                  Sub-Adviser: Aeltus Investment Management, Inc.        appreciation, both realized
                                                                         and unrealized)

                  ING Strategic Allocation Income Fund                   Provide total return
                  Adviser: ING Investments, LLC                          consistent with preservation
                  Sub-Adviser: Aeltus Investment Management, Inc.        of capital


 2      Funds at a Glance

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities of large U.S. companies.                Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of small-sized U.S. companies.          Price volatility and other risks that accompany an
                                                          investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of companies in the information         Price volatility and other risks that accompany an
technology sector.                                        investment in equity securities and maintaining a
                                                          non-diversified portfolio focusing on companies engaged in information technology sector.


Equity securities included in the S&P 500 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P Mid Cap 400         Price volatility and other risks that accompany an
Index.                                                    investment in equity securities.


Equity securities included in the S&P Small Cap 600       Price volatility and other risks that accompany an
Index.                                                    investment in equity securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to offer above-average growth potential.                  investment in equity securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Funds at a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH FUND                               Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks and securities convertible into common stock.

In managing the Fund, the Sub-Adviser:


- Emphasizes stocks of larger companies, although the Fund may invest in companies of any size.


- Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price.

- Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



GROWTH INVESTING -- growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.



SMALL-SIZED COMPANIES -- stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 4      ING Growth Fund

                                                                 ING GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
          5.59     34.30    22.12    22.75    37.90    35.09   -12.60   -27.38   -29.05

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1998:  23.31%
                           1st quarter 2001: -23.59%
   The Fund's Class I Shares' year-to-date total return as of June 30, 2003:
                                     13.94%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                                       10 YEARS
                                                                   1 YEAR        5 YEARS         (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %  -29.05         -3.45                   6.65
Class I Return After Taxes on Distributions                     %  -29.05         -4.98                   4.30
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %  -17.84         -2.52                   5.12
Russell 1000 Growth Index (reflects no deduction for fees,
expenses or taxes)(2)                                           %  -27.88         -3.84                   7.14(3)

(1) Class I commenced operations on January 4, 1994.


(2) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on market capitalization.


(3) The Russell 1000 Growth Index return is for the period beginning January 1, 1994.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         ING Growth Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING SMALL COMPANY FUND                        Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Fund invests at least 80% of its assets in common stocks and securities convertible into common stock of small-capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Sub-Adviser defines small-capitalization companies as companies that are included in the Standard & Poor's SmallCap 600 Index, (S&P SmallCap 600 Index) or the Russell 2000 Index at the time of purchase, or if not included in the Index, have market capitalizations of between $116.6 million and $1.2 billion. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P 600 and Russell 2000 Indices change. At June 30, 2003, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $250 million and the largest company had a market capitalization of $900 million. At May 30, 2003, the smallest company in the Russell 2000 Index had a market capitalization of $116.6 million and the largest company had a market capitalization of $1.2 billion.



In managing the Fund, the Sub-Adviser:


- Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.

- Uses internally developed quantitative computer models to evaluate financial characteristics (for example, changes in earnings, earnings estimates and price momentum) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.

- Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

- May invest, to a limited extent, in foreign stocks.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-SIZED COMPANIES -- stocks of smaller companies carry higher risks than stocks of larger companies.



- Smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.



- In many instances, the frequency and volume of trading in small-cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.


- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.


- Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.



RISK OF FOREIGN INVESTING -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 6      ING Small Company Fund

                                                          ING SMALL COMPANY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
          1.30     48.17    13.62    33.28    1.27     31.01    7.65     3.74    -23.76

(1) These figures are for the year ended December 31 of each year.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           1st quarter 2000:  28.43%
                           3rd quarter 2002: -19.31%
   The Fund's Class I Shares' year-to-date total return as of June 30, 2003:
                                     14.29%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                              10 YEARS
                                                                    1 YEAR    5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %   -23.76      2.47            11.06
Class I Return After Taxes on Distributions                     %   -23.76      1.36             7.85
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %   -14.59      1.50             7.78
Russell 2000 Index (reflects no deduction for fees, expenses
or taxes)(2)                                                    %   -20.48     -1.36             5.92(3)

(1) Class I commenced operations on January 4, 1994.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(3) The Russell 2000 Index return is for the period beginning January 1, 1994.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING Small Company Fund       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING TECHNOLOGY FUND                                    AIC Asset Management, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology sector. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Companies in the information technology sector include companies that the Sub-Adviser considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by this sector:

- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

- Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

- Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for, e-commerce.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser considers a company to be principally engaged in the information technology sector if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, this sector. The Sub-Adviser will also consider a company to be principally engaged in the information technology sector if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in this sector.

In selecting stocks for the Fund, the Sub-Adviser looks at a company's valuation relative to its potential long-term growth rate. The Sub-Adviser may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. The Fund may sell a security if the Sub-Adviser determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if the Sub-Adviser believes that another investment offers a better opportunity.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-SIZED COMPANIES -- stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings. There may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of these securities to reflect the full value of their issuers' earnings potential or assets.



RISKS OF CONCENTRATION -- the Fund's investments are concentrated in the information technology sector. The Fund therefore may be subject to more abrupt swings in value than a fund that invests in a broader range of industries.



INFORMATION TECHNOLOGY -- investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally. The Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


 8      ING Technology Fund

                                                             ING TECHNOLOGY FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                        -24.67   -42.58

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Despite the change in investment adviser, AIC Asset Management, LLC has served as Sub-Adviser since the Fund commenced operations.

            Best and worst quarterly performance during this period:
                           4th quarter 2001:  39.63%
                           3rd quarter 2001: -34.92%
   The Fund's Class I Shares' year-to-date total return as of June 30, 2003.
                                     17.87%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Goldman Sachs Technology Industry Composite Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %   -42.58           -37.52                  N/A
Class I Return After Taxes on Distributions                     %   -42.58           -37.53                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %   -26.14           -26.93                  N/A
Goldman Sachs Technology Industry Composite Index
(reflects no deduction for fees, expenses or taxes)(2)          %   -40.27           -39.58(3)               N/A

(1) Class I commenced operations on March 1, 2000.

(2) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

(3) The Goldman Sachs Technology Industry Composite Index return is for the period beginning March 1, 2000.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                     ING Technology Fund       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS LARGECAP FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests at least 80% of its assets in stocks included in the S&P 500 Index. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.


In managing the Fund, the Sub-Adviser attempts to achieve the Fund's objective by overweighting those stocks in the S&P 500 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Sub-Adviser generally includes in the Fund between 400 and 450 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) that approximate those of the S&P 500 Index.



The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.


MANAGER RISK -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 10      ING Index Plus LargeCap Fund

                                                    ING INDEX PLUS LARGECAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                     33.93    32.50    24.51    -9.46   -13.97   -21.86

(1) These figures are for the year ended December 31 of each year.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:
                           4th quarter 1998:  22.49%
                           3rd quarter 2002: -17.34%
   The Fund's Class I Shares' year-to-date total return as of June 30, 2003:
                                     10.03%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Standard & Poor's 500 Composite Stock Price Index (the S&P 500 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %  -21.86     0.08            4.81
Class I Return After Taxes on Distributions                     %  -22.21    -0.28            3.78
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %  -13.42    -0.08            3.44
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(2)                                                       %  -22.10    -0.56            4.00(3)

(1) Class I commenced operations on December 10, 1996.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The S&P 500 Index return is for the period beginning December 1, 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Index Plus LargeCap Fund       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS MIDCAP FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund invests at least 80% of its assets in stocks included in the S&P MidCap 400 Index. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P MidCap 400 Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. The Sub-Adviser defines mid-capitalization companies as companies that are included in the S&P MidCap 400 Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P MidCap 400 Index changes. At June 30, 2003, the smallest company in the S&P MidCap 400 Index had a market capitalization of $900 million and the largest company had a market capitalization of $3 billion.


In managing the Fund, the Sub-Adviser attempts to achieve the Fund's objective by overweighting those stocks in the S&P MidCap 400 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P MidCap 400 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the S&P MidCap 400 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P MidCap 400 Index.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



MID-SIZED COMPANIES -- the stocks of medium-sized companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and my be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.


MANAGER RISK -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 12      ING Index Plus MidCap Fund

                                                      ING INDEX PLUS MIDCAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                       15.61    19.98    -1.59   -12.33

(1) These figures are for the year ended December 31 of each year.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:
                           4th quarter 1999:  18.79%
                           3rd quarter 2002: -15.40%
   The Fund's Class I Shares' year-to-date total return as of June 30, 2003:
                                     11.05%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %   -12.33            8.31                   N/A
Class I Return After Taxes on Distributions                     %   -12.48            5.96                   N/A
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %    -7.42            5.82                   N/A
S&P MidCap 400 Index (reflects no deduction for fees,
expenses or taxes)(2)                                           %   -14.51            6.94(3)                N/A

(1) Class I commenced operations on February 3, 1998.

(2) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(3) The S&P MidCap 400 Index return is for the period beginning February 1,
    1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Index Plus MidCap Fund       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS SMALLCAP FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund invests at least 80% of its assets in stocks included in the S&P SmallCap 600 Index. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P SmallCap 600 Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. The Sub-Adviser defines small-capitalization companies as companies that are included in the S&P SmallCap 600 Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 Index changes. At June 30, 2003, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $250 million and the largest company had a market capitalization of $900 million.


In managing the Fund, the Sub-Adviser attempts to achieve the Fund's objective by overweighting those stocks in the S&P SmallCap 600 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P SmallCap 600 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the S&P SmallCap 600 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P SmallCap 600 Index.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-SIZED COMPANIES -- stocks of smaller companies carry higher risks than stocks of larger companies.



- Smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.


- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.


- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


MANAGER RISK -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.

OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


 14      ING Index Plus SmallCap Fund

                                                    ING INDEX PLUS SMALLCAP FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                       10.28    7.83     3.21    -12.22

(1) These figures are for the year ended December 31 of each year.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:
                           4th quarter 2001:  17.84%
                           3rd quarter 2002: -16.87%
   The Fund's Class I Shares' year-to-date total return as of June 30, 2003:
                                     11.89%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %  -12.22           1.52                   N/A
Class I Return After Taxes on Distributions                     %  -12.43           1.44                   N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %   -7.31           1.21                   N/A
S&P SmallCap 600 Index (reflects no deduction for fees,
expenses or taxes)(2)                                           %  -14.63           2.89(3)                N/A

(1) Class I commenced operations on February 3, 1998.


(2) The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of approximately $600 million.


(3) The S&P SmallCap 600 Index return is for the period beginning February 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Index Plus SmallCap Fund       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VALUE OPPORTUNITY FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks and securities convertible into common stock. In managing the Fund, the Sub-Adviser may invest in companies of any size although it tends to invest in larger companies it believes are trading below their perceived value. The Sub-Adviser defines larger companies as those companies that are included in the S&P 500 Index. The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation. As of June 30, the market capitalization range of the S&P 500 Index are those companies whose capitalization is in excess of $3 billion. The Sub-Adviser believes that the Fund's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, the Sub-Adviser evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. The Sub-Adviser looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.



The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



VALUE INVESTING -- stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.



SMALL-/MID-SIZED COMPANIES -- the Fund's investments in small and mid-sized companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.



ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The Fund's investment in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 16      ING Value Opportunity Fund

                                                      ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                       19.60    8.41    -10.15   -25.90

(1) These figures are for the year ended December 31 of each year.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:
                           4th quarter 1999:  16.42%
                           3rd quarter 2002: -19.69%
   The Fund's Class I Shares' year-to-date total return as of June 30, 2003:
                                     9.54%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %   -25.90             0.33                  N/A
Class I Return After Taxes on Distributions                     %   -25.90            -0.91                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %   -15.90             0.19                  N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %   -22.10            -0.82(3)               N/A

(1) Class I commenced operations on February 2, 1998.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The S&P 500 Index return is for the period beginning February 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Value Opportunity Fund       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING BALANCED FUND                             Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund seeks total return consisting of capital appreciation and current income. Under normal market conditions, the Fund allocates its assets between the following asset classes:

- equities, such as common and preferred stocks;

- debt, such as bonds, mortgage-related and other asset-backed securities;

- U.S. Government securities; and

- money market instruments.

The Sub-Adviser typically maintains approximately 60% of the Fund's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on the Sub-Adviser's view of the relative attractiveness of each asset class. In making asset allocation decisions, the Sub-Adviser uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, the Sub-Adviser uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. The Sub-Adviser generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Fund's portfolio.


In managing the equity component of the Fund, the Sub-Adviser typically emphasizes investment in stocks of larger U.S. companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.


In managing the debt component of the Fund, the Sub-Adviser looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. The Fund may invest up to 15% of its total assets in high-yield instruments. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by the Sub-Adviser to be of comparable quality. The Fund may also invest in foreign debt securities.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


ALLOCATION RISKS -- the success of the Fund's strategy depends on the Sub-Adviser's skill in allocating Fund assets between equities and debt and in choosing investments within those categories. Because the Fund's assets are allocated between equities and fixed income securities, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.



PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.



SMALL-SIZED COMPANIES -- stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.



CHANGES IN INTEREST RATES -- fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.



RISKS OF FOREIGN INVESTING -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce the risk may not perform as expected.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities, in addition to being sensitive to changes in interest rate, are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.



ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 18      ING Balanced Fund

                                                               ING BALANCED FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
9.73      -1.73    26.18    15.34    21.09    16.52    12.27    -1.05    -4.61   -10.91

(1) These figures are for the year ended December 31 of each year.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

  4th quarter 1998  :    12.85%
  3rd quarter 2002  :    -9.44%

   The Fund's Class I Shares' year-to-date total return as of June 30, 2003:
                                     9.27%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Lehman Brothers Aggregate Bond Index (LBAB Index) and the Composite Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                   1 YEAR   5 YEARS   10 YEARS
Class I Return Before Taxes                                     %  -10.91     1.93      7.65
Class I Return After Taxes on Distributions                     %  -11.31     0.20      5.20
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  -6.69      1.05      5.41
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(1)                                                     %  -22.10    -0.56      9.34
LBAB Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %  10.25      7.55      7.51
Composite Index (reflects no deduction for fees, expenses or
  taxes)(3)                                                     %  -9.82      3.10      8.94

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(3) The Composite Index consists of 60% S&P 500 Index and 40% LBAB.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      ING Balanced Fund       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH AND INCOME FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term growth of capital and income through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock believed to offer above-average growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both.

In managing the Fund, the Sub-Adviser:

- Emphasizes stocks of larger companies.

- Looks to invest the Fund's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions.

- Combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition. Stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.



MARKET TRENDS -- although the Sub-Adviser emphasizes large cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large cap stocks are in favor.



FOREIGN INVESTING RISK -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce currency risk may not perform as expected.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.



ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 20      ING Growth and Income Fund

                                                      ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
6.58      -0.34    31.49    27.83    31.51    14.88    17.87   -11.40   -18.66   -25.29

(1) These figures are for the year ended December 31 of each year.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:
                           4th quarter 1998:  19.37%
                           3rd quarter 2002: -16.39%
   The Fund's Class I Shares' year-to-date total return as of June 30, 2003:
                                     10.03%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                   1 YEAR   5 YEARS   10 YEARS
Class I Return Before Taxes                                     %  -25.29    -6.12      5.52
Class I Return After Taxes on Distributions                     %  -25.54    -8.11      2.84
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %  -15.52    -4.75      4.08
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(1)                                                       %  -22.10    -0.56      9.34

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Growth and Income Fund       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING STRATEGIC ALLOCATION FUNDS                Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------

ING STRATEGIC ALLOCATION GROWTH FUND

ING STRATEGIC ALLOCATION BALANCED FUND

ING STRATEGIC ALLOCATION INCOME FUND

OBJECTIVES


ING Strategic Allocation Growth Fund seeks to provide capital appreciation.



ING Strategic Allocation Balanced Fund seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).



ING Strategic Allocation Income Fund seeks to provide total return consistent with preservation of capital.


ALLOCATION OPTIONS


The ING Strategic Allocation Funds are asset allocation funds that have been designed for investors with different investment goals:


- Strategic Allocation Growth is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.
- Strategic Allocation Balanced is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.
- Strategic Allocation Income is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

ALLOCATION STRATEGIES

Under normal market conditions, the Sub-Adviser allocates the assets of each Fund, in varying degrees, among several classes of equities, fixed-income securities and money market instruments. The percentage weights of each Fund's assets allocated to each such asset class are described in the chart below. The asset allocation limits apply at the time of purchase of a particular security.

                ASSET
                CLASS                      ING                     ING                     ING
                                   STRATEGIC ALLOCATION    STRATEGIC ALLOCATION    STRATEGIC ALLOCATION
                                       GROWTH FUND           BALANCED FUND(1)         INCOME FUND(2)
     EQUITIES
     DOMESTIC STOCKS
     Range
                                       0-100%                   0-80%                  0-70%
     INTERNATIONAL STOCKS
     Range
                                       0-20%                    0-10%                  0-10%
     FIXED INCOME
     Range
                                       0-40%                    0-70%                  0-100%
     MONEY MARKET INSTRUMENTS
     Range
                                       0-30%                    0-30%                  0-30%

(1) ING Strategic Allocation Balanced Fund will invest no more than 60% of its assets in any combination of the following asset sub-classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.
(2) ING Strategic Allocation Income Fund will invest no more than 35% of its assets in any combination of the following asset sub-classes: small- /mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.


The Sub-Adviser uses a Composite Index as the benchmark index to which it compares the performance of each Strategic Allocation Fund. Each Composite Index is a blended index that is derived from the asset class comparative indices set out in the chart below. The chart shows the weightings for each asset class comparative index represented in each benchmark Composite Index, as a percentage of the Composite Index. Each asset class comparative index that is blended into the benchmark Composite Index is described on page 28 of this Prospectus.


                  COMPOSITE INDEX                                 MORGAN STANLEY
                                                               CAPITAL INTERNATIONAL                          91-DAY U.S.
                                                RUSSELL 3000   EUROPE, AUSTRALIA AND   LEHMAN BROTHERS        TREASURY
                                                   INDEX          FAR EAST INDEX       AGGREGATE BOND INDEX   BILL RATE
     STRATEGIC ALLOCATION GROWTH COMPOSITE       70%                 10%                    20%                  0%
     STRATEGIC ALLOCATION BALANCED COMPOSITE     55%                 5%                     35%                  5%
     STRATEGIC ALLOCATION INCOME COMPOSITE       35%                 0%                     55%                  10%

 22      ING Strategic Allocation Funds

To remain consistent with each Fund's investment objective and intended level of risk tolerance, the Sub-Adviser has instituted both a benchmark percentage allocation and a Fund-level range allocation for each asset class set out above. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Fund-level range allows the Sub-Adviser to vary the weightings of each asset class in each Fund to take advantage of opportunities as market and economic conditions change.


Each Fund's asset allocation may vary from the benchmark allocation (within the permissible range) based on the Sub-Adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. The Sub-Adviser may vary each Fund's asset allocation within a given asset class to the full extent of the permissible range. Among the criteria the Sub-Adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers and interest rate movements.

INVESTMENT STRATEGIES


Set out below are the strategies employed by the Sub-Adviser in selecting investments for the Strategic Allocation Funds' equity, fixed-income, and money market securities asset classes. The segment of a Fund's assets that may be invested in each asset class are subject to the allocation ranges set out in the chart above.


EQUITY SECURITIES -- DOMESTIC STOCKS


LARGE-CAPITALIZATION STOCKS -- Each Fund may invest a segment of its assets in stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. At June 30, 2003, the market capitalization of the companies included on the S&P 500 Index was in excess of $3 billion. In selecting large capitalization stocks for each Fund, the Sub-Adviser attempts to overweight those stocks in the S&P 500 Index that it believes will outperform the Index, and underweight (or avoid altogether) those stocks that it believes will underperform the Index.



SMALL-/MID-CAPITALIZATION STOCKS -- The Funds may invest a segment of their assets in stocks included in the Russell 2500 Index. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Russell 2500 Index changes. At May 30, 2003, the market capitalization of the smallest company in the Russell 2500 Index was $116.6 million and the largest company had a market capitalization of $3.1 billion.



To evaluate which large-, mid- and small-capitalization stocks in which to invest, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each portfolio company and its potential for strong, sustained earnings growth.


EQUITY SECURITIES -- INTERNATIONAL STOCKS


The Sub-Adviser may invest a segment of each Fund's assets in international stocks. These securities may include common stocks as well as securities convertible into common stocks.


FIXED INCOME SECURITIES


The Sub-Adviser will invest the segment of each Fund's assets allocated to fixed-income securities in a diversified portfolio of domestic and foreign fixed-income securities, including, but not limited to corporate, government and mortgage bonds, which, at the time of investment, are rated at least BBB by Standard & Poor's or Baa by Moody's or have an equivalent rating from another nationally recognized statistical rating organization, or, if unrated, are of comparable quality. Each Fund may also invest in international fixed-income securities and may invest up to 15% of the value of its total assets in high yield (high risk) debt securities rated below investment grade. The dollar-weighted average maturity of the fixed-income segment of the Fund's portfolio will generally range between three and ten years.


MONEY MARKET INSTRUMENTS; OTHER INVESTMENTS


MONEY MARKET INSTRUMENTS -- Each Fund may invest in high quality money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective. Such instruments may include high quality fixed-income securities denominated in U.S. dollars, with short remaining maturities, repurchase agreements, U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality.



OTHER INVESTMENTS -- Each Fund may, consistent with its investment objective and allocation strategy, invest in convertible securities, securities of foreign governments and supranational organizations, and municipal bonds, may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Funds may also sell securities short and may use options and futures contracts involving securities, securities indices and interest rates.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Funds. The Funds may be affected by the following risks, among others:

The success of each Fund's strategy depends significantly on the Sub-Adviser's skill in choosing investments and in allocating assets among the different investment classes.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING Strategic Allocation Funds       23

In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Fund will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Fund are those generally attributable to stock and bond investing.

STOCKS -- for stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.


SMALL-/MID-CAP RISK -- from time to time, the stock market may not favor the small- and mid-capitalization securities in which the Funds invest a segment of their assets. Stocks of smaller companies carry higher risks than stocks of larger companies. Smaller companies may lack the management experience, financial resources, and competitive strength of larger companies. Stocks of smaller companies may be subject to wider price fluctuations and tend to be more volatile than stocks of larger companies and can be particularly sensitive to changes in interest rates, borrowing costs and earnings.



FIXED-INCOME SECURITIES -- generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield bonds is even more sensitive to economic and market conditions than other fixed-income investments.



MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.



FOREIGN SECURITIES -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended reduce risks associated with a Fund's investments in foreign securities may not perform as expected.


RISKS OF HIGH YIELD FIXED-INCOME SECURITIES -- high yield fixed-income securities carry particular market risks and may experience greater volatility in market value than investment grade fixed-income securities. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these securities. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high yield fixed-income securities may be less liquid than the markets for higher quality securities, and this may have an adverse effect on their market value.

REPURCHASE AGREEMENTS -- repurchase agreements involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines the Fund may incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Funds could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because a Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees administration fees and custodial fees) in addition to the expenses of the Fund.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 24      ING Strategic Allocation Funds

                                            ING STRATEGIC ALLOCATION GROWTH FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                   23.62    23.17    19.38    4.54     14.82    -2.33   -12.01   -14.88

(1) These figures are for the year ended December 31 of each year.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.



(3) Effective October 1, 2002, the Fund changed its name to "ING Strategic Allocation Growth Fund." Prior to that date, the name of the Fund was "ING Ascent Fund."


            Best and worst quarterly performance during this period:
                            2nd quarter 1997:  10.57%
                            3rd quarter 2002: -15.33%
   The Fund's Class I Shares' year-to-date total return as of June 30, 2003:
                                     9.92%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to two broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Growth Composite. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                              10 YEARS
                                                                    1 YEAR    5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %   -14.88     -2.57             6.03
Class I Return After Taxes on Distributions                     %   -15.05     -3.68             3.36
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %    -9.14     -2.37             3.94
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(2)                                                    %   -21.54     -0.71             9.84(3)
Strategic Allocation Growth Composite (reflects no deduction
for fees, expenses or taxes)(4)                                 %   -14.98      1.06             8.96(5)

(1) Class I commenced operations on January 4, 1995.

(2) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Russell 3000 Index return is for the period beginning January 1, 1995.


(4) The Strategic Allocation Growth Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 20% in large capitalization stocks, 20% for small-/mid-cap stocks, 20% in international stocks, 20% in real estate stocks, 10% in U.S. dollar bonds, and 10% in international bonds. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 35% in large-cap stocks, 20% in small-/mid-cap stocks, 20% in international stocks, 5% in real estate stocks, 15% in U.S. dollar bonds, and 5% in international bonds. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large-cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.


(5) The Strategic Allocation Growth Composite return is for the period beginning January 1, 1995.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING Strategic Allocation Growth Fund       25

ING STRATEGIC ALLOCATION BALANCED FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                   21.05    18.59    16.95    4.11     10.40    -0.75    -7.51   -10.25

(1) These figures are for the year ended December 31 of each year.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.



(3) Effective October 1, 2002, the Fund changed its name to "ING Strategic Allocation Balanced Fund." Prior to that date, the name of the Fund was "ING Crossroads Fund."


            Best and worst quarterly performance during this period:
                           2nd quarter 1997:   8.71%
                           3rd quarter 2002: -11.59%
   The Fund's Class I Shares' year-to-date total return as of June 30, 2003:
                                     8.36%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to two broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Balanced Composite. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                              10 YEARS
                                                                    1 YEAR    5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %   -10.25     -1.08             5.97
Class I Return After Taxes on Distributions                     %   -10.73     -2.31             3.49
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %    -6.29     -1.33             3.85
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(2)                                                    %   -21.54     -0.71             9.84(3)
Strategic Allocation Balanced Composite (reflects no
deduction for fees, expenses or taxes)(4)                       %    -9.51      2.78             9.09(5)

(1) Class I commenced operations on January 4, 1995.

(2) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Russell 3000 Index return is for the period beginning January 1, 1995.


(4) The Strategic Allocation Balanced Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 15% in large-capitalization stocks, 15% for small-/mid-cap stocks, 15% in international stocks, 15% in real estate stocks, 25% in U.S. dollar bonds, 10% in international bonds, and 5% in money market instruments. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 25% in large-cap stocks, 15% in small-/mid-cap stocks, 15% in international stocks, 5% in real estate stocks, 30% in U.S. dollar bonds, 5% in international bonds and 5% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large-cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.


(5) The Strategic Allocation Balanced Composite return is for the period beginning January 1, 1995.

 26      ING Strategic Allocation Balanced Fund

                                            ING STRATEGIC ALLOCATION INCOME FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                   18.90    14.41    12.52    6.28     7.46     3.74     -2.77    -5.18

(1) These figures are for the year ended December 31 of each year.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.



(3) Effective October 1, 2002, the Fund changed its name to "ING Strategic Allocation Income Fund." Prior to that date, the name of the Fund was "ING Legacy Fund."


            Best and worst quarterly performance during this period:
                            2nd quarter 1997:  6.67%
                            3rd quarter 2002: -6.74%
   The Fund's Class I Shares' year-to-date total return as of June 30, 2003:
                                     6.28%

                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)



The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to two broad measures of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index) and the Strategic Allocation Income Composite. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                              10 YEARS
                                                                    1 YEAR    5 YEARS   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %   -5.18      1.78             6.64
Class I Return After Taxes on Distributions                     %   -5.80      0.29             3.91
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %   -3.18      0.78             4.20
LBAB Index (reflects no deduction for fees, expenses or
taxes)(2)                                                       %   10.25      7.55             8.61(3)
Strategic Allocation Income Composite (reflects no deduction
for fees, expenses or taxes)(4)                                 %   -2.28      4.75             9.03(5)

(1) Class I commenced operations on January 4, 1995.


(2) The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment grade, mortgage-backed and corporate debt securities.


(3) The LBAB Index return is for the period beginning January 1, 1995.


(4) The Strategic Allocation Income Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 10% in large-capitalization stocks, 10% in small-/ mid-capitalization stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 15% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, 5% in international bonds and 10% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large-cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.


(5) The Strategic Allocation Income Composite return is for the period beginning January 1, 1995.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING Strategic Allocation Income Fund       27

BENCHMARK INDICES
--------------------------------------------------------------------------------


ASSET CLASS                                               ASSET CLASS COMPARATIVE INDICES
--------------------------------------------------------------------------------------------------------------------------
Domestic Stocks                                           The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S.
                                                          equity market.


International Stocks                                      The Morgan Stanley Capital International-Europe, Australia,
                                                          Far East Index is a market value-weighted average of the
                                                          performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.


U.S. Dollar Bonds                                         The Lehman Brothers Aggregate Bond Index is a widely
                                                          recognized, unmanaged index of publicly issued fixed rate
                                                          U.S. Government, investment grade, mortgage-backed and
                                                          corporate debt securities.


Cash Equivalents                                          Three-month Treasury bills are government-backed short-term investments considered to be relatively risk-free, and
                                                          equivalent to cash because their maturity is only three
                                                          months.


 28      Benchmark Indices

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The tables that follow show the fees and expenses for each of the ING Funds.

FEES YOU PAY DIRECTLY

                                                                CLASS I
-----------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)                                                         none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                      none



OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(AS A % OF AVERAGE NET ASSETS)

CLASS I


                                                      DISTRIBUTION                      TOTAL
                                                      AND SERVICE                       FUND            WAIVERS,
                                         MANAGEMENT     (12B-1)          OTHER        OPERATING      REIMBURSEMENTS        NET
FUND                                        FEE           FEES        EXPENSES(2)     EXPENSES     AND RECOUPMENT(3)     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 ING Growth                        %        0.70            --           0.29           0.99                --             0.99
 ING Small Company                 %        0.85            --           0.28           1.13                --             1.13
 ING Technology                    %        1.05            --           1.61(4)        2.66(4)          -1.16(4)          1.50
 ING Index Plus LargeCap           %        0.45            --           0.27           0.72             -0.02             0.70
 ING Index Plus MidCap             %        0.45            --           0.68           1.13             -0.38             0.75
 ING Index Plus SmallCap           %        0.45            --           1.67           2.12             -1.37             0.75
 ING Value Opportunity             %        0.70            --           0.70           1.40             -0.30             1.10
 ING Balanced                      %        0.80            --           0.37           1.17                --             1.17
 ING Growth and Income             %        0.70            --           0.23           0.93                --             0.93
 ING Strategic Allocation Growth   %        0.80            --           0.59           1.39             -0.39             1.00
 ING Strategic Allocation
  Balanced                         %        0.80            --           0.45           1.25             -0.30             0.95
 ING Strategic Allocation Income   %        0.80            --           0.60           1.40             -0.50             0.90


--------------------------------------------------------------------------------

(1) This table shows the estimated operating expenses for each Fund as a ratio of expenses to average daily net assets. These estimated expenses are based on each Fund's actual operating expenses for its most recently completed fiscal year as adjusted for contractual charges and fee waivers to which the Adviser has agreed for each Fund.

(2) ING Funds Services, LLC receives an annual administrative fee equal to 0.08% of average daily net assets.


(3) ING Investments, LLC (ING), the Adviser to each Fund, has entered into written expense limitation agreements with each Fund (except ING Growth Fund, ING Balanced Fund, and ING Growth and Income Fund) under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limits will continue through at least May 31, 2004. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current terms or upon termination of the investment management agreement.



(4) Excludes one-time merger fees of 0.12% incurred in connection with the merger of ING Global Technology into ING Technology Fund.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       29

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


CLASS I FUND                                                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------------------
 ING Growth                                                       $        101        315          547        1,213
 ING Small Company                                                $        115        359          622        1,375
 ING Technology(1)                                                $        153        716        1,306        2,907
 ING Index Plus LargeCap(1)                                       $         72        228          399          893
 ING Index Plus MidCap(1)                                         $         77        321          586        1,341
 ING Index Plus SmallCap(1)                                       $         77        531        1,013        2,343
 ING Value Opportunity(1)                                         $        112        414          737        1,654
 ING Balanced                                                     $        119        372          644        1,420
 ING Growth and Income                                            $         95        296          515        1,143
 ING Strategic Allocation Growth(1)                               $        102        402          723        1,635
 ING Strategic Allocation Balanced(1)                             $         97        367          657        1,485
 ING Strategic Allocation Income(1)                               $         92        394          718        1,636
--------------------------------------------------------------------------------------------------------------------



(1) The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.


 30      What You Pay to Invest

HOW TO PURCHASE SHARES                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

PURCHASE OF SHARES


The minimum initial investment for Class I shares is $1,000,000. Class I shares are available only to (i) certain defined benefit plans, insurance companies and foundations investing for their own account; (ii) certain wrap programs offered by broker-dealers and financial institutions; (iii) retirement plans affiliated with ING Groep N.V.; (iv) ING Groep N.V. and its affiliates for purposes of corporate cash management; and (v) shareholders holding Class I shares as of February 28, 2002, as long as they maintain a shareholder account.



The minimum additional investment is $100,000, except that Class I shareholders who were eligible to purchase shares with a minimum initial investment of $1,000 will be allowed to make subsequent minimum investments of $1,000.


Make your investment using the table on the right.


The Funds and ING Funds Distributor, LLC (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $10,000.


CUSTOMER IDENTIFICATION


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Funds and the Distributor must obtain the following information for each person that opens an account:
- Name;

- Date of birth (for individuals);

- Physical residential address (although post office boxes are still permitted for mailing); and

- Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUNDS, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.



                           Initial                 Additional
     Method              Investment                Investment
 BY CONTACTING      An investment            Visit or consult an
 YOUR INVESTMENT    professional with an     investment professional.
 PROFESSIONAL       authorized firm can
                    help you establish and
                    maintain your account.
 BY MAIL            Visit or consult an      Fill out the Account
                    investment               Additions form included
                    professional. Make       on the bottom of your
                    your check payable to    account statement along
                    the ING Funds and mail   with your check payable
                    it, along with a         to the ING Funds and
                    completed Application.   mail them to the address
                    Please indicate your     on the account
                    investment               statement. Remember to
                    professional on the      write your account
                    New Account              number on the check.
                    Application.

 BY WIRE            Call the ING             Wire the funds in the
                    Operations Department    same manner described
                    at (800) 992-0180 and    under Initial
                    select Option 4 to       Investment.
                    obtain an account
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank
                    and Trust Company
                    ABA #101003621
                    Kansas City, MO
                    credit to:
                    -------------
                    (the Fund) A/C
                    #751-8315; for further
                    credit to Shareholder
                    A/C #-----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                   ----------------------
                    (Your Name Here)
                    After wiring funds you
                    must complete the
                    Account Application
                    and send it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       31

SHAREHOLDER GUIDE                                           HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

MARKET TIMERS
A Fund may restrict or refuse purchase orders whether directly or by exchange by market timers. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund.

RETIREMENT PLANS
The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Co. (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis. Generally,

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, see the Account Application or the SAI.

PAYMENTS


Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. Each Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission (SEC). When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.


Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


        Method                         Procedures
 BY CONTACTING YOUR       You may redeem shares by contacting
 INVESTMENT               your investment professional.
 PROFESSIONAL             Investment professionals may charge
                          for their services in connection with
                          your redemption request, but neither
                          the Fund nor the Distributor imposes
                          any such charge.
 BY MAIL                  Send a written request specifying the
                          Fund name and share class, your
                          account number, the name(s) in which
                          the account is registered, and the
                          dollar value or number of shares you
                          wish to redeem to:
                          ING Funds
                          P.O. Box 219368
                          Kansas City, MO 64121-9368
                          If certificated shares have been
                          issued, the certificate must accompany
                          the written request. Corporate
                          investors and other associations must
                          have an appropriate certification on
                          file authorizing redemptions. A
                          suggested form of such certification
                          is provided on the Account
                          Application. A signature guarantee may
                          be required.
 BY TELEPHONE --          You may redeem shares by telephone on
 EXPEDITED REDEMPTION     all accounts other than retirement
                          accounts, unless you check the box on
                          the Account Application which
                          signifies that you do not wish to use
                          telephone redemptions. To redeem by
                          telephone, call a Shareholder Services
                          Representative at (800) 992-0180.
                          RECEIVING PROCEEDS BY CHECK:
                          You may have redemption proceeds (up
                          to a maximum of $100,000) mailed to an
                          address which has been on record with
                          the ING Funds for at least 30 days.
                          RECEIVING PROCEEDS BY WIRE:
                          You may have redemption proceeds
                          (subject to a minimum of $5,000) wired
                          to your pre-designated bank account.
                          You will not be able to receive
                          redemption proceeds by wire unless you
                          check the box on the Account
                          Application which signifies that you
                          wish to receive redemption proceeds by
                          wire and attach a voided check. Under
                          normal circumstances, proceeds will be
                          transmitted to your bank on the
                          business day following receipt of your
                          instructions, provided redemptions may
                          be made. In the event that share
                          certificates have been issued, you may
                          not request a wire redemption by
                          telephone.

 32      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The Funds are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. The NAV per share of each Class I share of each Fund is calculated by taking the value of the Fund's assets attributable to the Class I shares, subtracting the Fund's liabilities attributable to the Class I shares, and dividing by the number Class I shares that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire; however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Transfer Agent.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange Class I shares of a Fund for Class I shares of the same of any other ING Fund that offers Class I shares, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust. You should review the Prospectus of the ING Fund you intend to exchange into before exchanging your shares.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Funds may prohibit excessive exchanges (more than four per year). The Funds also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You should review the Prospectus of the ING Fund you intend to exchange into before exchanging your shares.

In addition to the Funds available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       33

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $10,000, ($500 for shareholders holding Class I shares as of February 28, 2002), other than as a result of a decline in the NAV per share.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800)-992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

HOUSE HOLDING

To reduce expenses, we may mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 992-0180 or your financial consultant. We will begin sending you individual copies thirty days after receiving your request.

 34      Shareholder Guide

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona limited liability company, formerly ING Pilgrim Investments, LLC serves as the investment adviser to each of the Funds. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of June 30, 2003, ING managed over $35.0 billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:


                                                      MANAGEMENT
FUND                                                     FEE
ING Growth                                               0.70
ING Small Company                                        0.85
ING Technology                                           1.05
ING Index Plus LargeCap                                  0.45
ING Index Plus MidCap                                    0.45
ING Index Plus SmallCap                                  0.45
ING Value Opportunity                                    0.70
ING Balanced                                             0.80
ING Growth and Income                                    0.70
ING Strategic Allocation Growth                          0.80
ING Strategic Allocation Balanced                        0.80
ING Strategic Allocation Income                          0.80


SUB-ADVISERS

ING has engaged a Sub-Adviser to provide the day-to-day management of each Fund's portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of consistent, well-defined and long-term investment approach over a period of several market cycles. ING is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING or the Board of Directors of a Fund. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING may assume day-to-day investment management of the Fund.

AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc., (ING Aeltus), a Connecticut corporation, serves as the Sub-Adviser to each Fund (other than ING Technology Fund). ING Aeltus is responsible for managing the assets of the Funds in accordance with the Funds' investment objectives and policies, subject to oversight by ING and the Board. Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus is an indirect, wholly-owned subsidiary of ING Groep N.V., and is an affiliate of ING. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.

Prior to March 31, 2002, ING Aeltus served as investment adviser to all the Funds. There was no change in advisory fees paid by the Funds in connection with the change in investment adviser.

ING SMALL COMPANY FUND


The Fund is managed by a team of ING Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, ING Aeltus. Ms. Burroughs has been managing ING Small Company Fund since March 2002. Ms. Burroughs has been managing small-cap portfolios for ING Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other ING Aeltus-advised funds since 1998. Prior to joining ING Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.


ING VALUE OPPORTUNITY FUND


The Fund is managed by a team of ING Aeltus equity investment specialists led by Donald E. Townswick, Portfolio Manager, ING Aeltus. Mr. Townswick has been managing ING Value Opportunity Fund since October 2002. Mr. Townswick also manages ING Growth and Income Fund and co-manages small- and mid-cap portfolios and has served as a small- and mid-cap securities specialist for other ING Aeltus-advised funds since 1994.


ING GROWTH FUND


The Fund is managed by a team of ING Aeltus equity investment specialists led by Kenneth Bragdon, Portfolio Manager, ING Aeltus. Mr. Bragdon has been managing ING Growth Fund since May 1998 and previously co-managed the Fund. Mr. Bragdon has over 29 years of experience in the investment business, including more than 20 years with ING Aeltus.


ING INDEX PLUS LARGECAP, ING INDEX PLUS MIDCAP AND ING INDEX PLUS SMALLCAP FUNDS


The Funds are managed by Hugh T.M. Whelan and Douglas Cote.



Mr. Whelan, Portfolio Manager, ING Aeltus, has served as co-manager of ING Index Plus LargeCap Fund since March 2001 and as co-manager of ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       35

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------


1999. Mr. Whelan has been with ING Aeltus since 1989 and previously served as a quantitative portfolio manager in ING Aeltus' fixed-income group, specializing in corporate securities.



Mr. Cote, Portfolio Manager, ING Aeltus, has served as co-manager of ING Index Plus LargeCap Fund, Index Plus MidCap Fund and ING Index Plus SmallCap Fund since March 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for ING Aeltus' equity department.


ING BALANCED FUND


The Fund is managed by a team of investment professionals led by Neil Kochen and James Kauffmann.



Mr. Kochen, Executive Vice President, ING Aeltus, has been co-managing ING Balanced Fund since January 2000 and heads a team of equity investment specialists. Mr. Kochen has been with ING Aeltus since 1995 and previously served as head of fixed-income quantitative research and head of investment strategy and policy.



James B. Kauffmann co-manages ING Balanced Fund. Mr. Kauffman joined ING Groep N.V. in 1996 and has over 17 years of investment experience. Prior to joining ING Groep N.V., he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.


ING GROWTH AND INCOME FUND


The Fund is managed by a team of investment professionals, each of whom specializes in a particular asset class, led by Donald E. Townswick, Portfolio Manager, ING Aeltus. Mr. Townswick has been managing ING Growth and Income Fund since March 2001. Mr. Townswick also co-manages small- and mid-cap portfolios and serves as a small- and mid-cap securities specialist for other ING Aeltus advised funds since 1994.


ING STRATEGIC ALLOCATION FUNDS

STRATEGIC ALLOCATION GROWTH, STRATEGIC ALLOCATION BALANCED AND STRATEGIC ALLOCATION INCOME

The ING Strategic Allocation Funds are managed by a team of ING Aeltus investment professionals led by Mary Ann Fernandez. Ms. Fernandez joined ING Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds. Ms. Fernandez is also involved in the management and marketing of certain equity strategies managed by ING Aeltus. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.

ING TECHNOLOGY FUND

AIC ASSET MANAGEMENT, LLC


AIC Asset Management, LLC (AIC), 100 Pine St., Suite 420, San Francisco, California 94117, a Delaware limited liability company, serves as Sub-Adviser to the Fund. Subject to the supervision of the Board and ING, AIC manages ING Technology Fund's assets in accordance with the Fund's investment objective, policies and limitations. AIC makes investment decisions for the Fund as to those assets and places orders to purchase and sell securities and other investments for the Fund. As of June 30, 2003, AIC had more than $130 million in assets under management.



Ronald E. Elijah, CEO and managing member of AIC, has been co-managing the Fund since its inception. Prior to founding AIC (formerly Elijah Asset Management,
LLC) in March 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management (May 1992 to February 1999). Roderick R. Berry, a member of AIC, has served as co-portfolio manager of the Fund since its inception. Prior to joining AIC in March 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team and co-portfolio manager of RS Information Age Fund (March 1995 to March 1999).



 36      Management of the Funds

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends if any, as follows:


ANNUALLY(1)                    ANNUALLY(2)
-----------                    -----------
ING Growth Fund                ING Balanced Fund
ING Small Company Fund         ING Growth and Income Fund
ING Technology Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Value Opportunity Fund
ING Strategic Allocation
  Growth Fund
ING Strategic Allocation
  Balanced Fund
ING Strategic Allocation
  Income Fund


(1) Distributions are normally expected to consist primarily of capital gains.


(2) Dividends are normally expected to consist of ordinary income.


Each Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT


Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class I shares of a Fund invested in another ING Fund that offers the Class.


TAXES


The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.


Each Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

- Distributions of long-term gains from sales by the Fund before May 6, 2003 will be taxed at the maximum rate of 20%.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.


If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.


There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       37

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as your hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.


Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Sub-Adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Sub-Adviser of a Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.


PRINCIPAL RISKS

The principal risks of investing in each Fund are discussed in the sections describing each Fund, above, and are discussed further below. While this section is intended to highlight the principal risks of investing in each Fund, a Fund that is not identified below may nonetheless engage in the investment strategies discussed in this section as part of its non-principal investment strategy. When engaging in such a non-principal strategy, a Fund is subject to the risk associated with that investment. Investors should see the SAI for more information about the principal and other investment strategies employed by each Fund.


INABILITY TO SELL SECURITIES (ALL FUNDS). Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


U.S. GOVERNMENT SECURITIES (ALL FUNDS). Some U.S. Government agency securities may be subject to varying degrees of risk, particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.

CONVERTIBLE SECURITIES (ALL FUNDS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.


CORPORATE DEBT SECURITIES (ALL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.



One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.


OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund, except as limited in the SAI, may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. Investments in other investment companies may include investments in exchange traded funds, or "ETFs," which are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. Sometimes, the prices of ETFs may vary significantly from the net asset values of the ETF's underlying securities. If a Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash.


INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS). The Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-




 38      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


MORTGAGE-RELATED SECURITIES (ING BALANCED FUND, ING GROWTH AND INCOME FUND, ING STRATEGIC ALLOCATION GROWTH FUND, ING STRATEGIC ALLOCATION BALANCED FUND AND ING STRATEGIC ALLOCATION INCOME FUND). Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.


DERIVATIVES (ALL FUNDS). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

The derivative instruments in which a Fund may invest include futures contracts and options and swaps.


FUTURES CONTRACTS AND OPTIONS: The Funds may use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Funds also may use these instruments for speculation (investing for potential income or capital gain).


- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.

- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.


SWAPS: ING Strategic Allocation Growth, ING Strategic Allocation Balanced, and ING Strategic Allocation Funds may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.



Swap agreements can take many different forms and are known by a variety of names. The Funds are not limited to any particular form or variety of swap agreement if the Sub-Adviser determines it is consistent with the Fund's investment objective and policies.


The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If the Sub-Adviser incorrectly forecasts such change, a Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.

If the counterparty to a swap defaults, a Fund's loss will consist of the net amount of contractual payments that a Fund has not yet received. The Sub-Adviser will monitor the creditworthiness of counterparties to a Fund's swap transactions on an ongoing basis.

HIGH YIELD SECURITIES (ALL FUNDS EXCEPT ING TECHNOLOGY FUND). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       39

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

INVESTMENTS IN FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile that those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.


Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a Fund. The risks of investing in foreign securities may be greater for emerging markets investments. See the discussion of emerging markets investments under "Other Risks," below.



REPURCHASE AGREEMENTS (ING STRATEGIC ALLOCATION GROWTH FUND, ING STRATEGIC ALLOCATION BALANCED FUND AND ING STRATEGIC ALLOCATION INCOME FUND). Repurchase agreements involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.



PORTFOLIO TURNOVER (ALL FUNDS EXCEPT ING TECHNOLOGY FUND). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.



CONCENTRATION (ING TECHNOLOGY FUND). The Fund concentrates (for purposes of the Investment Company Act of 1940) its assets in securities related to a particular sector, which means that at least 25% of its assets will be invested in these sectors at all times. As a result, the Fund may be subject to greater market fluctuation than a fund that has securities representing a broader range of investment alternatives.



LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, a Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


OTHER RISKS


MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.



EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.



TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.



REPURCHASE AGREEMENTS. As discussed above, ING Strategic Allocation Growth Fund, ING Strategic Balanced Fund and ING Strategic Income Fund may invest in repurchase agreements as a principal strategy. The other Funds also may enter into repurchase agreements, which include the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value




 40      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.



BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.


All Funds, except ING Technology Fund, will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund, as described in the SAI and in this Prospectus.



PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.


PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

INTERESTS IN LOANS. Participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, a Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       41

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables on the following pages are intended to help you understand each Fund's Class I Shares' financial performance for the past five years or, if shorter, the period of the Class's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of the Funds' independent auditors, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.


 42      Financial Highlights

FINANCIAL HIGHLIGHTS                                             ING GROWTH FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.



                                                               YEAR      SEVEN MONTHS
                                                               ENDED        ENDED                 YEAR ENDED OCTOBER 31,
                                                              MAY 31,      MAY 31,       ----------------------------------------
                                                               2003        2002(3)        2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $      11.51         11.95         22.98      22.54      16.62      17.02
 Income from investment operations:
 Net investment income (loss)                           $      -0.01         -0.03         -0.04      -0.04      -0.01*      0.01*
 Net realized and unrealized gain (loss) on
 investments                                            $      -1.25         -0.41         -8.39       3.56       6.13       2.09
 Total from investment operations                       $      -1.26         -0.44         -8.43       3.52       6.12       2.10
 Less distributions from:
 Net realized gains on investments                      $         --            --          2.60       3.08       0.20       2.50
 Total distributions                                    $         --            --          2.60       3.08       0.20       2.50
 Net asset value, end of period                         $      10.25         11.51         11.95      22.98      22.54      16.62
 TOTAL RETURN(1):                                       %     -10.95         -3.68        -40.54      16.65      37.09      14.78
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                       $     103,442      124,351       141,232    254,209    206,238    128,667
 Ratios to average net assets:
 Expenses(2)                                            %       0.99          0.96          0.91       0.87       0.94       1.00
 Net investment income (loss)(2)                        %      -0.13         -0.42         -0.28      -0.09      -0.04       0.07
 Portfolio turnover rate                                %        197           143           199        183        142        170


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(2) Annualized for periods less than one year.
(3) The Fund changed its fiscal year end to May 31.

 * Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        ING Growth Fund       43

ING SMALL COMPANY FUND                                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.



                                                                YEAR       SEVEN MONTHS
                                                               ENDED          ENDED                YEAR ENDED OCTOBER 31,
                                                              MAY 31,        MAY 31,       --------------------------------------
                                                                2003         2002(3)        2001       2000       1999      1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $        14.15          13.17         15.26      12.46     10.43     15.55
 Income from investment operations:
 Net investment income (loss)                          $         0.02          -0.01          0.07       0.06      0.05*     0.09*
 Net realized and unrealized gain (loss) on
 investments                                           $        -1.68           1.03         -1.34       3.72      2.08     -0.90
 Total from investment operations                      $        -1.66           1.02         -1.27       3.78      2.13     -0.81
 Less distributions from:
 Net investment income                                 $           --           0.04          0.08       0.04      0.04        --
 Net realized gains on investments                     $           --             --          0.74       0.94      0.06      4.31
 Total distributions                                   $           --           0.04          0.82       0.98      0.10      4.31
 Net asset value, end of period                        $        12.49          14.15         13.17      15.26     12.46     10.43
 TOTAL RETURN(1):                                      %       -11.73           7.74         -8.41      31.79     20.54     -7.47
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                     $      167,174        214,459       183,569    188,306    51,423    29,543
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(4)        %         1.13           1.07          1.09       1.10      1.23      1.32
 Gross expenses prior to expense reimbursement(2)      %         1.13           1.07          1.09       1.10      1.25      1.43
 Net investment income (loss) after expense
 reimbursement(2)(4)                                   %         0.17          -0.11          0.50       0.46      0.43      0.46
 Portfolio turnover rate                               %          322            200           257        333       232       212


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(2) Annualized for periods less than one year.

(3) The Fund changed its fiscal year end to May 31.


(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.


 * Per share data calculated using weighted average number of shares outstanding throughout the period.

 44      ING Small Company Fund

FINANCIAL HIGHLIGHTS                                         ING TECHNOLOGY FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.



                                                                      YEAR      SEVEN MONTHS       YEAR         MARCH 1,
                                                                      ENDED        ENDED           ENDED       2000(5) TO
                                                                     MAY 31,      MAY 31,       OCTOBER 31,    OCTOBER 31,
                                                                      2003        2002(3)          2001           2000
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       3.84          3.90           8.58          10.00
 Income from investment operations:
 Net investment loss                                           $      -0.01         -0.04          -0.06          -0.14
 Net realized and unrealized loss on investments               $      -0.74         -0.02          -4.62          -1.28
 Total from investment operations                              $      -0.75         -0.06          -4.68          -1.42
 Net asset value, end of period                                $       3.09          3.84           3.90           8.58
 TOTAL RETURN(1):                                              %     -19.53         -1.54         -54.55         -14.20
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $      5,215           775            839          1,569
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(4)                %       1.50          1.50           1.50           1.50
 Gross expenses prior to expense reimbursement(2)              %       2.78          2.35           2.36           2.48
 Net investment loss after expense reimbursement(2)(4)         %      -1.22         -1.42          -1.11          -1.09
 Portfolio turnover rate                                       %         28            59            175            124


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(2) Annualized for periods less than one year.

(3) The Fund changed its fiscal year end to May 31.


(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.



(5) Commencement of Fund operations.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    ING Technology Fund       45

ING INDEX PLUS LARGECAP FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.



                                                              YEAR       SEVEN MONTHS
                                                             ENDED          ENDED                 YEAR ENDED OCTOBER 31,
                                                            MAY 31,        MAY 31,       ----------------------------------------
                                                              2003         2002(3)        2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $        13.78          13.83         18.79      17.48      13.78      12.43
 Income from investment operations:
 Net investment income                               $         0.14           0.07          0.14       0.07       0.11*      0.13*
 Net realized and unrealized gain (loss) on
 investments                                         $        -1.41           0.01         -5.01       1.32       3.86       2.57
 Total from investment operations                    $        -1.27           0.08         -4.87       1.39       3.97       2.70
 Less distributions from:
 Net investment income                               $         0.14           0.13          0.09       0.08       0.07       0.13
 Net realized gain on investments                    $           --             --            --         --       0.20       1.22
 Total distributions                                 $         0.14           0.13          0.09       0.08       0.27       1.35
 Net asset value, end of period                      $        12.37          13.78         13.83      18.79      17.48      13.78
 TOTAL RETURN(1):                                    %        -9.18           0.51        -26.03       7.99      29.05      23.46
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $      149,091        155,948       136,852    170,673    141,377     31,671
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(4)      %         0.70           0.69          0.66       0.66       0.70       0.70
 Gross expenses prior to expense reimbursement(2)    %         0.72           0.69          0.66       0.66       0.75       1.17
 Net investment income after expense
 reimbursement(2)(4)                                 %         1.13           0.81          0.83       0.56       0.67       0.96
 Portfolio turnover rate                             %          112             87           117        104         72        124


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(2) Annualized for periods less than one year.

(3) The Fund changed its fiscal year end to May 31.


(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.


* Per share data calculated using weighted average number of shares outstanding throughout the period.

 46      ING Index Plus LargeCap Fund

FINANCIAL HIGHLIGHTS                                  ING INDEX PLUS MIDCAP FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.



                                                                                                                      FEBRUARY 3,
                                                              YEAR      SEVEN MONTHS                                    1998(5)
                                                              ENDED        ENDED          YEAR ENDED OCTOBER 31,          TO
                                                             MAY 31,      MAY 31,       --------------------------    OCTOBER 31,
                                                              2003        2002(3)        2001      2000      1999        1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $      13.00         11.05        14.78     12.70     10.36       10.00
 Income from investment operations:
 Net investment income                                 $       0.05          0.04         0.11      0.02      0.07*       0.04*
 Net realized and unrealized gain (loss) on
 investments                                           $      -1.21          1.96        -1.78      3.90      2.32        0.32
 Total from investment operations                      $      -1.16          2.00        -1.67      3.92      2.39        0.36
 Less distributions from:
 Net investment income                                 $         --          0.05         0.04      0.06      0.05          --
 Net realized gain on investments                      $       0.10            --         2.02      1.78        --          --
 Total distributions                                   $       0.10          0.05         2.06      1.84      0.05          --
 Net asset value, end of period                        $      11.74         13.00        11.05     14.78     12.70       10.36
 TOTAL RETURN(1):                                      %      -8.89         18.13       -12.52     35.42     23.14        3.60
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                     $     12,007        11,459          456     2,219     6,806       6,996
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(4)        %       0.75          0.75         0.75      0.75      0.75        0.75
 Gross expenses prior to expense reimbursement(2)      %       1.13          1.06         1.25      1.25      1.78        2.51
 Net investment income after expense
 reimbursement(2)(4)                                   %       0.50          0.37         0.53      0.38      0.55        0.57
 Portfolio turnover rate                               %        128           190          181       180       131         130


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.
(3) The Fund changed its fiscal year end to May 31.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.


(5) Commencement of Fund operations.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Index Plus MidCap Fund       47

ING INDEX PLUS SMALLCAP FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.



                                                                                                                      FEBRUARY 3,
                                                              YEAR      SEVEN MONTHS                                    1998(5)
                                                              ENDED         ENDED         YEAR ENDED OCTOBER 31,          TO
                                                             MAY 31,       MAY 31,       -------------------------    OCTOBER 31,
                                                              2003         2002(3)        2001      2000     1999        1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $      12.90         10.80         11.66      9.95     8.87       10.00
 Income from investment operations:
 Net investment income (loss)                          $       0.01          0.07          0.01     -0.02     0.02*       0.02*
 Net realized and unrealized gain (loss) on
 investments                                           $      -1.23          2.03         -0.87      1.74     1.08       -1.15
 Total income from investment operations               $      -1.22          2.10         -0.86      1.72     1.10       -1.13
 Less distributions from:
 Net investment income                                 $         --            --            --      0.01     0.02          --
 Net realized gain on investments                      $       0.13            --            --        --       --          --
 Total distributions                                   $       0.13            --            --      0.01     0.02          --
 Net asset value, end of period                        $      11.55         12.90         10.80     11.66     9.95        8.87
 TOTAL RETURN(1):                                      %      -9.40         19.44         -7.38     17.35    12.46      -11.30
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                     $        955           322         3,600     4,825    5,902       5,862
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(4)        %       0.73          0.75          0.75      0.75     0.75        0.75
 Gross expenses prior to expense reimbursement(2)      %       2.12          1.86          1.85      1.52     2.03        2.63
 Net investment income (loss) after expense
 reimbursement(2)(4)                                   %       0.18          0.10          0.09     -0.05     0.22        0.25
 Portfolio turnover rate                               %        129            61           118       134       85         100


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.
(3) The Fund changed its fiscal year end to May 31.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.


(5) Commencement of Fund operations.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


 48      ING Index Plus SmallCap Fund

FINANCIAL HIGHLIGHTS                                  ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.



                                                               YEAR      SEVEN MONTHS                                 FEBRUARY 2,
                                                               ENDED         ENDED         YEAR ENDED OCTOBER 31,     1998(5) TO
                                                              MAY 31,       MAY 31,       ------------------------    OCTOBER 31,
                                                               2003         2002(3)        2001     2000     1999        1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $      10.38         10.28         14.55    13.24     9.99       10.00
 Income from investment operations:
 Net investment income (loss)                           $       0.04          0.00**       -0.05    -0.01     0.03*       0.03*
 Net realized and unrealized gain (loss) on             $
 investments                                                   -1.67          0.10         -2.16     2.21     3.25       -0.04
 Total from investment operations                       $      -1.63          0.10         -2.21     2.20     3.28       -0.01
 Less distributions from:
 Net investment income                                  $         --            --          0.02     0.04     0.03          --
 Net realized gains on investments                      $         --            --          2.04     0.85       --          --
 Total distributions                                    $         --            --          2.06     0.89     0.03          --
 Net asset value, end of period                         $       8.75         10.38         10.28    14.55    13.24        9.99
 TOTAL RETURN(1):                                       %     -15.70          0.97        -17.02    17.52    32.88       -0.10
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                      $      4,692         4,725           320    3,550    5,455       4,625
 Ratio to average net assets:
 Net expenses after expense reimbursement(2)(4)         %       1.10          1.10          1.10     1.10     1.10        1.10
 Gross expenses prior to expense reimbursement(2)       %       1.40          1.37          1.74     1.62     2.52        3.41
 Net investment income (loss) after expense             %
 reimbursement(2)(4)                                            0.47         -0.04          0.15     0.08     0.23        0.37
 Portfolio turnover rate                                %        269           132           172      162      125         132


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.
(3) The Fund changed its fiscal year end to May 31.


(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.


(5) Commencement of Fund operations.

* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Amount represents less than $0.01 per share.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Value Opportunity Fund       49

ING BALANCED FUND                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.



                                                               YEAR      SEVEN MONTHS
                                                               ENDED        ENDED                 YEAR ENDED OCTOBER 31,
                                                              MAY 31,      MAY 31,       ----------------------------------------
                                                               2003        2002(3)        2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $      11.08         11.02         14.10      13.74      12.84      14.09
 Income from investment operations:
 Net investment income                                  $       0.14          0.11          0.26       0.30       0.32*      0.33*
 Net realized and unrealized gain (loss) on
 investments                                            $      -0.25          0.11         -1.85       0.90       1.53       1.02
 Total from investment operations                       $      -0.11          0.22         -1.59       1.20       1.85       1.35
 Less distributions from:
 Net investment income                                  $       0.12          0.16          0.28       0.30       0.34       0.32
 Net realized gains on investments                      $         --            --          1.21       0.54       0.61       2.28
 Total distributions                                    $       0.12          0.16          1.49       0.84       0.95       2.60
 Net asset value, end of period                         $      10.85         11.08         11.02      14.10      13.74      12.84
 TOTAL RETURN(1)                                        %      -0.93          2.02        -12.16       9.04      14.79      10.81
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                      $     50,343        65,971        71,759     94,149     98,717    111,887
 Ratio to average net assets:
 Expenses(2)                                            %       1.17          1.14          1.10       1.06       1.11       1.12
 Net investment income(2)                               %       1.27          1.57          2.06       2.24       2.38       2.54
 Portfolio turnover rate                                %        379           118           180        242        127         85


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.

(3) The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

 50      ING Balanced Fund

FINANCIAL HIGHLIGHTS                                  ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.



                                                              YEAR       SEVEN MONTHS
                                                             ENDED          ENDED                 YEAR ENDED OCTOBER 31,
                                                            MAY 31,        MAY 31,       ----------------------------------------
                                                              2003         2002(3)        2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $         9.49           9.54         14.26      16.74      15.26      18.08
 Income from investment operations:
 Net investment income                               $         0.06           0.02          0.05       0.05       0.09*      0.12*
 Net realized and unrealized gain (loss) on
 investments                                         $        -1.33          -0.03         -3.99       0.52       3.26       0.51
 Total from investment operations                    $        -1.27          -0.01         -3.94       0.57       3.35       0.63
 Less distributions from:
 Net investment income                               $         0.07           0.04          0.04       0.05       0.14       0.13
 Net realized gains on investments                   $           --             --          0.74       3.00       1.73       3.32
 Total distributions                                 $         0.07           0.04          0.78       3.05       1.87       3.45
 Net asset value, end of period                      $         8.15           9.49          9.54      14.26      16.74      15.26
 TOTAL RETURN(1):                                    %       -13.37          -0.10        -28.93       3.76      23.00       3.80
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $      187,417        258,081       296,248    479,823    558,913    614,493
 Ratios to average net assets:
 Expenses(2)                                         %         0.93           0.91          0.86       0.83       0.86       0.88
 Net investment income(2)                            %         0.72           0.34          0.38       0.33       0.56       0.71
 Portfolio turnover rate                             %          225            132           194        167        122        160


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.

(3) The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Growth and Income Fund       51

ING STRATEGIC ALLOCATION GROWTH FUND                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.



                                                                   YEAR      SEVEN MONTHS
                                                                   ENDED        ENDED               YEAR ENDED OCTOBER 31,
                                                                  MAY 31,      MAY 31,       ------------------------------------
                                                                   2003        2002(3)        2001      2000      1999      1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $      10.12          9.60        12.03     12.14     11.14     14.48
 Income from investment operations:
 Net investment income                                      $       0.10          0.05         0.17      0.18      0.22*     0.24*
 Net realized and unrealized gain (loss) on investments     $      -0.89          0.62        -2.44      0.82      1.27     -0.41
 Total from investment operations                           $      -0.79          0.67        -2.27      1.00      1.49     -0.17
 Less distributions from:
 Net investment income                                      $       0.04          0.15         0.16      0.22      0.18      0.41
 Net realized gain on investments                           $         --            --           --      0.89      0.31      2.76
 Total distributions                                        $       0.04          0.15         0.16      1.11      0.49      3.17
 Net asset value, end of period                             $       9.29         10.12         9.60     12.03     12.14     11.14
 TOTAL RETURN(1):                                           %      -7.73          7.05       -19.05      8.62     13.66     -1.90
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $     24,707        29,599       30,463    42,626    41,936    38,012
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(4)             %       1.00          1.00         1.00      1.00      1.20      1.24
 Gross expenses prior to expense reimbursement(2)           %       1.39          1.25         1.16      1.10      1.26      1.43
 Net investment income (loss) after expense
 reimbursement(2)(4)                                        %       1.14          0.86         1.48      1.76      1.86      2.00
 Portfolio turnover rate                                    %        236           149          242       248       132       105


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.

(3) The Fund changed its fiscal year end to May 31.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

 52      ING Strategic Allocation Growth Fund

FINANCIAL HIGHLIGHTS                      ING STRATEGIC ALLOCATION BALANCED FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.



                                                         YEAR        SEVEN MONTHS
                                                         ENDED          ENDED                    YEAR ENDED OCTOBER 31,
                                                        MAY 31,        MAY 31,         ------------------------------------------
                                                         2003          2002(3)          2001        2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $        10.33            9.96          11.76       11.76       11.08       13.29
 Income from investment operations:
 Net investment income                          $         0.14            0.08           0.27        0.27        0.30*       0.31*
 Net realized and unrealized gain (loss) on
 investments                                    $        -0.59            0.52          -1.80        0.55        0.83       -0.37
 Total from investment operations               $        -0.45            0.60          -1.53        0.82        1.13       -0.06
 Less distributions from:
 Net investment income                          $         0.13            0.23           0.27        0.29        0.21        0.45
 Net realized gain on investments               $           --              --             --        0.53        0.24        1.70
 Total distributions                            $         0.13            0.23           0.27        0.82        0.45        2.15
 Net asset value, end of period                 $         9.75           10.33           9.96       11.76       11.76       11.08
 TOTAL RETURN(1):                               %        -4.29            6.11         -13.28        7.29       10.31       -0.87
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $       34,672          37,372         37,961      49,898      48,440      37,620
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(4)                            %         0.95            0.95           0.95        0.95        1.20        1.24
 Gross expenses prior to expense
 reimbursement(2)                               %         1.25            1.17           1.11        1.08        1.28        1.40
 Net investment income after expense
 reimbursement(2)(4)                            %         1.44            1.35           2.27        2.54        2.54        2.61
 Portfolio turnover rate                        %          277             129            204         239         125         116


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.
(3) The Fund changed its fiscal year end to May 31.


(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                 ING Strategic Allocation Balanced Fund       53

ING STRATEGIC ALLOCATION INCOME FUND                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.



                                                         YEAR        SEVEN MONTHS
                                                         ENDED          ENDED                    YEAR ENDED OCTOBER 31,
                                                        MAY 31,        MAY 31,         ------------------------------------------
                                                         2003          2002(3)          2001        2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $         9.84            9.82          10.73       10.57       10.21       12.15
 Income from investment operations:
 Net investment income                          $         0.20            0.13           0.37        0.33        0.34*       0.35*
 Net realized and unrealized gain (loss) on
 investments                                    $        -0.29            0.29          -0.92        0.47        0.46       -0.07
 Total from investment operations               $        -0.09            0.42          -0.55        0.80        0.80        0.28
 Less distributions from:
 Net investment income                          $         0.16            0.40           0.36        0.30        0.22        0.60
 Net realized gain on investments               $           --              --             --        0.34        0.22        1.62
 Total distributions                            $         0.16            0.40           0.36        0.64        0.44        2.22
 Net asset value, end of period                 $         9.59            9.84           9.82       10.73       10.57       10.21
 TOTAL RETURN(1):                               %        -0.87            4.34          -5.24        7.93        7.99        2.51
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $       18,127          18,994         20,201      26,494      24,107      22,352
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(2)(4)                            %         0.90            0.90           0.90        0.90        1.20        1.24
 Gross expenses prior to expense
 reimbursement(2)                               %         1.40            1.31           1.25        1.19        1.45        1.67
 Net investment income after expense
 reimbursement(2)(4)                            %         2.07            2.25           3.30        3.69        3.23        3.26
 Portfolio turnover rate                        %          236             101            165         195         120         115


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.
(3) The Fund changed its fiscal year end to May 31.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

 54      ING Strategic Allocation Income Fund

In addition to the Funds offered in this Prospectus, ING Funds Distributor, LLC also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

DOMESTIC EQUITY AND INCOME FUNDS
ING Convertible Fund
ING Equity and Bond Fund

DOMESTIC EQUITY GROWTH FUNDS
ING Growth & Value Fund
ING Growth Opportunities Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Disciplined LargeCap Fund
ING SmallCap Opportunities Fund

DOMESTIC EQUITY VALUE FUNDS
ING Financial Services Fund
ING Large Company Value Fund
ING MagnaCap Fund
ING MidCap Value Fund
ING SmallCap Value Fund
ING Tax Efficient Equity Fund

DOMESTIC EQUITY AND INCOME FUNDS
ING Real Estate Fund

FIXED INCOME FUNDS

ING Bond Fund


ING Government Fund

ING GNMA Income Fund
ING High Yield Bond Fund
ING High Yield Opportunity Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund
ING Strategic Bond Fund


GLOBAL EQUITY FUNDS

ING Global Real Estate
ING Worldwide Growth Fund

INTERNATIONAL EQUITY FUNDS
ING Emerging Countries Fund
ING Foreign Fund
ING International Fund

ING International Growth Fund

ING International SmallCap Growth Fund
ING International Value Fund
ING Precious Metals Fund
ING Russia Fund


MONEY MARKET FUNDS


ING Aeltus Money Market Fund

ING Classic Money Market Fund
ING Money Market Fund

LOAN PARTICIPATION FUNDS
ING Senior Income Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS


Includes a discussion of recent market conditions and investment strategies that significantly affected each Fund's performance, the financial statements and the independent auditors' reports (in annual reports only).


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Funds. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission
(SEC).


Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file number is as follows:

ING Series Fund, Inc.                811-6352
  ING Growth Fund
  ING Small Company Fund
  ING Technology Fund
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund
  ING Value Opportunity Fund
  ING Balanced Fund
  ING Growth and Income Fund
  ING Strategic Allocation Growth Fund
  ING Strategic Allocation Balanced Fund
  ING Strategic Allocation Income Fund


  [ING FUNDS LOGO]                         AFDEIPROS0903093003

                                                               [ING DIRECT LOGO]

                      PROSPECTUS
                  Class O Shares

              September 30, 2003


                                                           ING Index Plus
                                                            LargeCap Fund

                                                           ING Index Plus
                                                              MidCap Fund

                                                           ING Index Plus
                                                            SmallCap Fund

                                                         ING DIRECT FUNDS

                                                      ING Technology Fund

                                                            (Sphere)

ING DIRECT FUNDS

PROSPECTUS
CLASS O SHARES


September 30, 2003


CAPITAL APPRECIATION FUNDS
ING Technology Fund (Technology)

INDEX PLUS FUNDS
ING Index Plus LargeCap Fund (Index Plus LargeCap)
ING Index Plus MidCap Fund (Index Plus MidCap)
ING Index Plus SmallCap Fund (Index Plus SmallCap)

This Prospectus contains important information about investing in the ING Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Funds will achieve their objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Each of the funds listed above is a series of ING Series Fund, Inc. (Company). The formal name of each fund offering Class O shares includes the word "ING" (e.g., ING International Growth Fund).

This Prospectus is for investors purchasing or considering a purchase of Class O shares of one or more of the Funds. Only certain investors are eligible to purchase Class O shares.

- SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THEM.
- THERE IS NO GUARANTEE THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES.
- SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ING BANK, FSB (ING DIRECT), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                               TABLE OF CONTENTS


THE FUNDS' INVESTMENTS                                            3
      OBJECTIVES, INVESTMENT STRATEGIES, RISKS, AND
       PERFORMANCE                                                3
FUND EXPENSES                                                    16
OTHER CONSIDERATIONS                                             18
MANAGEMENT OF THE FUNDS                                          22
INVESTING IN THE FUNDS                                           23
      OPENING AN ACCOUNT AND ELIGIBILITY FOR CLASS O SHARES      23
      HOW TO BUY SHARES                                          24
      HOW TO SELL SHARES                                         26
      TIMING OF REQUESTS                                         27
      OTHER INFORMATION ABOUT SHAREHOLDER ACCOUNTS AND
       SERVICES                                                  27
      DIVIDENDS AND DISTRIBUTIONS                                28
      TAX INFORMATION                                            29
FINANCIAL HIGHLIGHTS                                             31
ADDITIONAL INFORMATION                                           35

                             THE FUNDS' INVESTMENTS

OBJECTIVES, INVESTMENT STRATEGIES, RISKS AND PERFORMANCE

The following pages contain a description of each Fund's objective, investment strategies employed on behalf of each Fund, and the risks associated with investing in each Fund.
--------------------------------------------------------------------------------


A performance bar chart is provided for each Fund. The bar chart shows changes in each Fund's performance from year to year. The fluctuation in returns illustrates each Fund's performance volatility. The bar chart is accompanied by the Fund's best and worst quarterly returns throughout the years presented in the bar chart.

--------------------------------------------------------------------------------


A table for each Fund shows its average annual total return before and after income taxes. The table also compares the Fund's performance to the performance of a broad-based securities market index. Each index is a widely recognized, unmanaged index of securities. A Fund's past performance is not necessarily an indication of how it will perform in the future.

--------------------------------------------------------------------------------


Additional information about the Funds' investment strategies and risks is included beginning on page 15.

--------------------------------------------------------------------------------

ING Investments, LLC (ING) serves as investment adviser to the ING Funds.
--------------------------------------------------------------------------------


Aeltus Investment Management, Inc. (ING Aeltus or Sub-Adviser) serves as investment Sub-Adviser to each ING Fund except ING Technology Fund.

--------------------------------------------------------------------------------


AIC Asset Management, LLC (AIC or Sub-Adviser) serves as investment Sub-Adviser to ING Technology Fund.

--------------------------------------------------------------------------------

ING TECHNOLOGY FUND

OBJECTIVE
Seeks long-term capital appreciation.

INVESTMENT STRATEGY
The Fund invests at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology sector. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Companies in the information technology sector include companies that the Sub-Adviser considers to be principally engaged in the development, production or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by this sector:

- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers and peripheral equipment.
- Telecommunications products and services.
- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.
- Data processing products and services.
- Financial services companies that collect or disseminate market, economic, and financial information.
- Internet companies and other companies engaged in, or providing products or services for e-commerce.

The Sub-Adviser considers a company to be principally engaged in the information technology sector if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, this sector. The Sub-Adviser will also consider a company to be principally engaged in the information technology sector if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in this sector.

In selecting stocks for the Fund, the Sub-Adviser looks at a company's valuation relative to its potential long-term growth rate. The Sub-Adviser may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. The Fund may sell a security if the Sub-Adviser determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if the Sub-Adviser believes that another investment offers a better opportunity.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-SIZED COMPANIES -- stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings. There may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for these prices of the securities to reflect the full value of their issuers' earnings potential or assets.



RISKS OF CONCENTRATION -- the Fund's investments are concentrated in the information technology sector. The Fund therefore may be subject to more abrupt swings in value than a fund that invests in a broader range of industries.



INFORMATION TECHNOLOGY -- investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally. The Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "Principal Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.

ING TECHNOLOGY FUND
--------------------------------------------------------------------------------
[MONEY GRAPHIC]
      HOW THE FUND HAS PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.
                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class O shares for 2002 and Class I shares for 2001.


 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                        -24.67   -43.01

(1) These figures are for the year ended December 31 of each year.

(2) Because Class O shares commenced operations on August 1, 2001, the figures shown for 2002 provide performance for Class O shares of the Fund. The figure shown for the year 2001 provides performance for Class I shares of the Fund. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.

(3) Effective March 1, 2002, ING serves as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Despite the change in investment adviser, AIC Asset Management, LLC has served as the Sub-Adviser since the Fund commenced operations.

Best and worst quarterly performance during this period:
                           4th quarter 2001:  39.63%
                           3rd quarter 2001: -34.92%
The Fund's Class O shares' year-to-date total return
as of June 30, 2003:
                                     18.01%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (For the periods ended December 31, 2002)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Goldman Sachs Technology Industry Composite Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                 5 YEARS              10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class O Return Before Taxes(1)                                 %   -43.01         -36.51                N/A
Class O Return After Taxes on Distributions(1)                 %   -43.01         -36.51                N/A
Class O Return After Taxes on Distributions and Sale of Fund
  Shares(1)                                                    %   -26.41         -28.64                N/A
Class I Return Before Taxes(2)                                 %   -42.58         -37.52                N/A
Goldman Sachs Technology Industry Composite Index (reflects
no deduction for fees, expenses or taxes)(3)                   %   -40.27         -39.58(4)             N/A


(1) Class O commenced operations on August 6, 2001.

(2) Class I commenced operations on March 1, 2000.

(3) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

(4) The Goldman Sachs Technology Industry Composite Index return is for the period beginning March 1, 2000.

INDEX PLUS  FUNDS

ING INDEX PLUS LARGECAP FUND

OBJECTIVE

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY
The Fund invests at least 80% of its assets in stocks included in the S&P 500 Index. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.


In managing the Fund, the Sub-Adviser attempts to achieve the Fund's objective by overweighting those stocks in the S&P 500 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Sub-Adviser generally includes in the Fund between 400 and 500 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) that approximate those of the S&P 500 Index.



The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.


MANAGER RISK -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees and administration fees and custodial expenses) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "Principal Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

ING INDEX PLUS LARGECAP FUND
--------------------------------------------------------------------------------
[MONEY GRAPHIC]
      HOW THE FUND HAS PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.
                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class O shares for 2002 and Class I shares for 1997 through 2001.


 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                     33.93    32.50    24.51    -9.46   -13.97   -22.02

(1) These figures are for the year ended December 31 of each year.

(2) Because Class O shares commenced operations on August 1, 2001, the figures shown for 2002 provide performance for Class O shares of the Fund. The figures shown for the years 1997 through 2001 provide performance for Class I shares of the Fund. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.


(3) Effective March 1, 2002, ING serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser to the Fund.


Best and worst quarterly performance during this period:
                           4th quarter 1998:  22.49%
                           3rd quarter 2002: -17.35%
The Fund's Class O shares' year-to-date total return as of June 30, 2003:
                                     9.77%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (For the periods ended December 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                 5 YEARS              10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class O Return Before Taxes(1)                                 %   -22.02         -19.17                 N/A
Class O Return After Taxes on Distributions(1)                 %   -22.33         -19.58                 N/A
Class O Return After Taxes on Distributions and Sale of Fund
  Shares(1)                                                    %   -13.52         -15.37                 N/A
Class I Return Before Taxes(2)                                 %   -21.86           0.08                4.81
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(3)                                                    %   -22.10          -0.56                4.00(4)

(1) Class O commenced operations on August 1, 2001.

(2) Class I commenced operations on December 10, 1996.

(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) The S&P 500 Index return is for the period beginning December 1, 1996.

ING INDEX PLUS MIDCAP FUND

OBJECTIVE
Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.

INVESTMENT STRATEGY

The Fund invests at least 80% of its assets in stocks included in the S&P MidCap 400 Index. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 400 Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. The Sub-Adviser defines mid-capitalization companies as companies that are included in the S&P MidCap 400 Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P MidCap 400 Index changes. At June 30, 2003, the smallest company in the S&P MidCap 400 Index had a market capitalization of $900 million and the largest company had a market capitalization of $3 billion.


In managing the Fund, the Sub-Adviser attempts to achieve the Fund's objective by overweighting those stocks in the S&P MidCap 400 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P MidCap 400 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the S&P MidCap 400 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P MidCap 400 Index.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



MID-SIZED COMPANIES -- the stocks of medium-sized companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and my be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.


MANAGER RISK -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "Principal Risks."


SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

ING INDEX PLUS MIDCAP FUND
--------------------------------------------------------------------------------
[MONEY GRAPHIC]
      HOW THE FUND HAS PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.
                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class O shares for 2002 and Class I for 1999 through 2001 from year to year.


 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                       15.61    19.98    -1.59   -12.66

(1) These figures are for the year ended December 31 of each year.

(2) Because Class O shares commenced operations on August 1, 2001, the figures shown for 2002 provide performance for Class O shares of the Fund. The figures shown for the years 1999 through 2001 provide performance for Class I shares of the Fund. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.


(3) Effective March 1, 2002, ING serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser to the Fund.


Best and worst quarterly performance during this period:
                           4th quarter 1999:  18.79%
                           3rd quarter 2002: -15.36%
The Fund's Class O shares' year-to-date total return as of June 30, 2003:
                                     11.10%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (For the periods ended December 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                 5 YEARS              10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class O Return Before Taxes(1)                                 %   -12.66         -9.57                 N/A
Class O Return After Taxes on Distributions(1)                 %   -12.82         -9.78                 N/A
Class O Return After Taxes on Distributions and Sale of Fund
  Shares(1)                                                    %    -7.63         -7.67                 N/A
Class I Return Before Taxes(2)                                 %   -12.33          8.31                 N/A
S&P MidCap 400 Index (reflects no deduction for fees,
  expenses or taxes)(3)                                        %   -14.51          6.94(4)              N/A

(1) Class O commenced operations on August 1, 2001.

(2) Class I commenced operations on February 3, 1998.

(3) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(4) The S&P MidCap 400 Index return is for the period beginning February 1,
    1998.

ING INDEX PLUS SMALLCAP FUND

OBJECTIVE
Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.

INVESTMENT STRATEGY

The Fund invests at least 80% of its assets in stocks included in the S&P SmallCap 600 Index. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P SmallCap 600 Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. The Sub-Adviser defines small-capitalization companies as companies that are included in the S&P SmallCap 600 Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 Index changes. At May 30, 2003, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $250 million and the largest company had a market capitalization of $900 million.


In managing the Fund, the Sub-Adviser attempts to achieve the Fund's objective by overweighting those stocks in the S&P SmallCap 600 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P SmallCap 600 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the S&P SmallCap 600 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P SmallCap 600 Index.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.


RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-SIZED COMPANIES -- stocks of smaller companies carry higher risks than stocks of larger companies.


- Smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.
- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


MANAGER RISK -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.

OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees and administration fees and custodial expenses) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Funds' investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "Principal Risks."


SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.

ING INDEX PLUS SMALLCAP FUND
--------------------------------------------------------------------------------
[MONEY GRAPHIC]
      HOW THE FUND HAS PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.
                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class O shares for 2002 and Class I shares for 1999 through 2002 from year to year.


 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                       10.28    7.83     3.21    -12.72

(1) These figures are for the year ended December 31 of each year.

(2) Because Class O shares commenced operations on August 1, 2001, the figures shown for 2002 provide performance for Class O shares of the Fund. The figures shown for the years 1999 through 2001 provide performance for Class I shares of the Fund. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.


(3) Effective March 1, 2002, ING serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser to the Fund.


Best and worst quarterly performance during this period:
                           4th quarter 2001:  17.84%
                           3rd quarter 2002: -17.09%
The Fund's Class O shares' year-to-date total return as of June 30, 2003:
                                     11.78%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (For the periods ended December 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                 5 YEARS              10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class O Return Before Taxes(1)                                 %   -12.72         -8.19                  N/A
Class O Return After Taxes on Distributions(1)                 %   -12.93         -8.34                  N/A
Class O Return After Taxes on Distributions and Sale of Fund
  Shares(1)                                                    %    -7.62         -6.52                  N/A
Class I Return Before Taxes(2)                                 %   -12.22          1.52                  N/A
S&P SmallCap 600 Index (reflects no deduction for fees,
  expenses or taxes)(3)                                        %   -14.63          2.89(4)               N/A

(1) Class O commenced operations on August 1, 2001.

(2) Class I commenced operations on February 3, 1998.


(3) The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $600 million.


(4) The S&P SmallCap 600 Index return is for the period beginning February 1, 1998.

FUND EXPENSES

The following tables describe Fund expenses. Annual Fund Operating Expenses are deducted from Fund assets every year, and are thus paid indirectly by all shareholders.

CLASS O SHAREHOLDER FEES

There are no sales charges deducted on initial purchases of Class O shares, no deferred sales charges applied on redemptions, no sales charges applied to dividend reinvestments, and no exchange fees. Each Fund has adopted a Shareholder Services Plan that allows payment of a service fee. The service fee is used primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts. Because the fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                 CLASS O SHARES
                       ANNUAL FUND OPERATING EXPENSES(1)
                 (as a percentage of average daily net assets)


                                       Service                                            Waiver
                           Management  (12b-1)                      Total Operating  Reimbursement and    Net
                              Fee        Fees    Other Expenses(2)     Expenses        Recoupment(3)    Expenses
ING Technology Fund(3)      1.05%      0.25%         1.62%    (4)      2.92%    (4)     -1.17%   (4)     1.75%
ING Index Plus LargeCap
  Fund(2)                   0.45%      0.25%         0.27%             0.97%            -0.02%           0.95%
ING Index Plus MidCap
  Fund(3)                   0.45%      0.25%         0.68%             1.38%            -0.38%           1.00%
ING Index Plus SmallCap
  Fund(3)                   0.45%      0.25%         1.67%             2.37%            -1.37%           1.00%



(1) This table shows the estimated operating expenses for each Fund as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Fund's actual operating expenses, annualized, for the Funds' most recently completed fiscal year and fee waivers to which the investment adviser has agreed to for each Fund. Actual expenses may be greater or less than estimated.


(2) ING Funds Services, LLC receives an annual administrative fee equal to 0.08% of average daily net assets.


(3) ING Investments, LLC, the investment adviser to each Fund, entered into written expense limitation agreements with each Fund under which it will limit expenses of the Funds, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by the Adviser is shown under the heading "Waivers, Reimbursements and Recoupment." For each Fund, the expense limits will continue through at least May 31, 2004. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING provides written notice of the termination of the investment management agreement. The amounts of each Fund's expenses waived or reimbursed during the last fiscal year are shown under "Waiver, Reimbursement and Recoupment."



(4) Excludes one-time merger fees of 0.12% incurred in connection with the merger of ING Global Technology into ING Technology Fund.

CLASS O SHARES EXAMPLE

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5% and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


                                                  1 YEAR                 3 YEARS                 5 YEARS                 10 YEARS
ING Technology Fund(1)               $             178                     793                    1,435                   3,159
ING Index Plus LargeCap
  Fund(1)                            $              97                     307                      534                   1,188
ING Index Plus MidCap Fund(1)        $             102                     400                      719                   1,624
ING Index Plus SmallCap
  Fund(1)                            $             102                     608                    1,141                   2,601



(1) The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.

OTHER CONSIDERATIONS

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information
(SAI).

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Adviser or Sub-Adviser of a Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

The principal risks of investing in each Fund are discussed in the sections describing each Fund, above, and are discussed further below. While this section is intended to highlight the principal risks of investing in each Fund, a Fund that is not identified below may nonetheless engage in the investment strategies discussed in this section as part of its non-principal investment strategy. When engaging in such a non-principal strategy, a Fund is subject to the risk associated with that investment. Investors should see the SAI for more information about the principal and other investment strategies employed by each Fund.

INVESTMENTS IN FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standard or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices are more volatile that those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Funds, including the withholding of dividends.


Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a Fund.


The risks of investing in foreign securities may be greater for emerging markets investments. See the discussion of emerging markets investments under "Other Risks," below.

INABILITY TO SELL SECURITIES (ALL FUNDS). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield instruments, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security a the time and price that would be most beneficial to a Fund.

HIGH YIELD SECURITIES. (ALL FUNDS EXCEPT ING TECHNOLOGY FUND) may invest in high yield securities. High-yield bonds are fixed income securities rated below BBB-by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by the Adviser to be of comparable quality. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES (ALL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates decline, the value of a Fund's fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.



One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manger in the selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.


U.S. GOVERNMENT SECURITIES (ALL FUNDS). Some U.S. Government agency securities may be subject to varying degrees of risk, particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.

CONVERTIBLE SECURITIES (ALL FUNDS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund may invest in other investment companies to the extent permitted by a Fund's investment policies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. Investment in other investment companies may include investments in exchange traded funds, or "ETFs," which are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. Sometimes, the prices of ETFs may vary significantly from the net asset values of the ETF's underlying securities. If a Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash.


DERIVATIVES (ALL FUNDS). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures (discussed above). Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.



The derivative instruments in which a Fund may invest include futures contracts and options.



FUTURES CONTRACTS AND OPTIONS: Each Fund may enter into futures contracts and use options. The Funds primarily use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Funds also may use these instruments for speculation (investing for potential income or capital gain).


- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.
- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.


RISKS OF CONCENTRATION (ING TECHNOLOGY FUND). The Fund concentrates (for purposes of the 1940 Act) it assets in securities related to a particular sector, which means that at least 25% of its assets will be invested in these sectors at all times. As a result, the Fund may be subject to greater market fluctuation that a fund that has securities representing a broader range of investment alternatives.



PORTFOLIO TURNOVER (ALL FUNDS EXCEPT ING TECHNOLOGY FUND). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs.



INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. (ALL FUNDS) Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.



LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, a Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.



OTHER RISKS



MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.



EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.



TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.



REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.



BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.



REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Fund's net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.


SHORT SALES. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.



All Funds, except ING Technology Fund, will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund, as described in the SAI and in this Prospectus.



PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.



PERCENTAGE AND RATING LIMITATIONS (ALL FUNDS). Unless otherwise stated, the percentage limitation in this Prospectus apply at the time of investment.



INTERESTS IN LOANS. Participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Fund's investment. Many loans are relatively illiquid and may be difficult to value.



RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid that registered securities traded on established secondary markets.

MANAGEMENT OF THE FUNDS

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona limited liability company, formerly ING Pilgrim Investments, LLC, serves as the investment adviser to each of the Funds. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.


As of June 30, 2003, ING managed over $35.0 billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for its most recent fiscal year as a percentage of that Fund's average daily net assets:


                                         MANAGEMENT
FUND                                        FEE
ING Technology Fund                        1.05%
ING Index Plus LargeCap Fund               0.45%
ING Index Plus MidCap Fund                 0.45%
ING Index Plus SmallCap Fund               0.45%


SUB-ADVISERS


ING has engaged a Sub-Adviser to provide the day-to-day management of each Fund's portfolio. The Sub-Advisers have, at least in part, been selected primarily on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles. ING is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING or the Board of Directors. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING may assume day-to-day investment management of the Fund.


AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc. (ING Aeltus), a Connecticut corporation, serves as the Sub-Adviser to each Fund (other than ING Technology Fund). ING Aeltus is responsible for managing the assets of the Funds in accordance with each Fund's investment objective and policies, subject to oversight by ING and the Board.


Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus is an indirect, wholly owned subsidiary of ING Groep N.V., and is an affiliate of ING. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.


Prior to March 31, 2002, ING Aeltus served as investment adviser to all the Funds. There was no change in advisory fees paid by the Funds in connection with the change in investment adviser.

ING INDEX PLUS LARGECAP, ING INDEX PLUS MIDCAP, ING INDEX PLUS SMALLCAP FUNDS

The Funds are managed by Hugh T.M. Whelan and Douglas Cote.


Mr. Whelan, Portfolio Manager, ING Aeltus, has served as co-manager of ING Index Plus LargeCap Fund since March 2001 and as co-manager of ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Mr. Whelan has been with ING Aeltus since 1989 and previously served as a quantitative portfolio manager in ING Aeltus' fixed income group, specializing in corporate securities.



Mr. Cote, Portfolio Manager, ING Aeltus, has served as co-manager of ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund since March 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for ING Aeltus' equity department.


ING TECHNOLOGY FUND
AIC ASSET MANAGEMENT, LLC

AIC Asset Management, LLC (AIC), 100 Pine St., Suite 420, San Francisco, California 94117, a Delaware limited liability company, serves as Sub-Adviser to the Fund. Subject to the supervision of the Board and ING, AIC manages the Fund's assets in accordance with the Fund's investment objective, policies and limitations. AIC makes investment decisions for Technology as to those assets and places orders to purchase and sell securities and other investments for Technology. As of June 30, 2003, AIC had more than $130 million in assets under management.



Ronald E. Elijah, CEO and managing member of AIC, has been co-managing the ING Technology Fund since its inception. Prior to founding AIC (formerly Elijah Asset Management, LLC) in March 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management (May 1992 to February 1999).



Roderick R. Berry, a member of AIC, has served as co-portfolio manager of the Technology Fund since its inception. Prior to joining AIC in March 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team and co-portfolio manager of the KS Information Age Fund (March 1995 to March
1999).


INVESTING IN THE FUNDS

OPENING AN ACCOUNT AND ELIGIBILITY FOR CLASS O SHARES

HOW TO OPEN AN ACCOUNT If you wish to open an account, you must submit a completed application to the Fund. You may submit a completed and signed application along with your check to:

ING DIRECT Securities, Inc.
P.O. Box 15647
Wilmington, DE 19885-5647

Your check must be drawn on a bank located within the United States and payable in U.S. dollars. If you can't invest at least $1,000 per fund to start, you may open your account with a suitable Automatic Investment Plan ("AIP"). An AIP will allow you to invest regular amounts at regular intervals.

CLASS O ELIGIBILITY

Class O shares are offered to:

- Customers purchasing shares through ING DIRECT Securities, Inc.

- Members of such other groups as may be approved by the Board from time to time.

HOW TO BUY SHARES

                                  TO OPEN AN ACCOUNT                         TO PURCHASE ADDITIONAL SHARES
----------------------------------------------------------------------------------------------------------------------------------
   BY MAIL                           Complete and sign your application,        Fill out the investment stub from your
                                     make your check payable to ING DIRECT      confirmation statement or send a letter indicating
                                     Fund and mail to:                          your name, account number(s), the Fund(s) in which
                                                                                you wish to invest and the amount you want to
                                     ING DIRECT Securities, Inc.                invest in each Fund.
                                     P.O. Box 15647
                                     Wilmington, DE 19885-5647                  Make your check payable to ING DIRECT Fund and
                                                                                mail to:
                                     Your check must be drawn on a bank
                                     located within the United States and       ING DIRECT Securities, Inc.
                                     payable in U.S. dollars. Cash, credit      P.O. Box 15647
                                     cards and third party checks cannot be     Wilmington, DE 19885-5647
                                     used to open an account.
                                                                                Your check must be drawn on a bank located within
                                                                                the United States payable in U.S. dollars. The
                                                                                Funds will accept checks which are made payable to
                                                                                you and endorsed to ING DIRECT Fund.
   -------------------------------------------------------------------------------------------------------------------------------
   BY OVERNIGHT COURIER              Follow the instructions above for "By      Follow the instructions above for "By Mail" but
                                     Mail" but send your completed              send your check and investment stub or letter to:
                                     application and check to:
                                                                                ING DIRECT Securities, Inc.
                                     ING DIRECT Securities, Inc.                1 South Orange Street
                                     1 South Orange Street                      Wilmington, DE 19801
                                     Wilmington, DE 19801
   -------------------------------------------------------------------------------------------------------------------------------
   BY WIRE                           Not Available                              Call 1-866-BUY-FUND (866-289-3863) prior to
                                                                                sending the wire in order to obtain a confirmation
                                                                                number.
                                                                                Instruct your bank to wire funds to:
                                                                                State Street Bank & Trust
                                                                                ABA #101003621
                                                                                (continued on next page)

                                  TO OPEN AN ACCOUNT                         TO PURCHASE ADDITIONAL SHARES
                                                                                Credit to:
                                                                                State Street Bank & Trust
                                                                                Account #7518315
                                                                                Further Credit to:
                                                                                Name of Fund Shareholder
                                                                                Account Number
                                                                                Shareholder Registration
                                                                                Federal funds wire purchase orders will be
                                                                                accepted only when the Funds' transfer agent and
                                                                                custodian bank are open for business.
                                                                                Neither the Funds nor their agents are responsible
                                                                                for the consequences of delays resulting from the
                                                                                banking or Federal Reserve wire system or from
                                                                                incomplete instructions.
----------------------------------------------------------------------------------------------------------------------------------
   BY ELECTRONIC FUNDS TRANSFER      Follow the instructions above for "By      You may also purchase additional shares by
                                     Mail" but rather than send a check, be     Electronic Funds Transfer by calling
                                     sure to complete section 4 of the          1-866-BUY-FUND (866-289-3863).
                                     application.
   -------------------------------------------------------------------------------------------------------------------------------
   BY EXCHANGE                       Submit a written request to the address    Submit a written request to the address listed
                                     listed above under "By Mail." Include:     above under "By Mail." Include:
                                     - Your name and account number.            - Your name and account number
                                     - The name of the Fund into and out of     - The name of the Fund into and out of which you
                                       which you wish to exchange.                wish to exchange.
                                     - The amount to be exchanged and the       - The amount to be exchanged and the signatures of
                                       signatures of all shareholders.            all shareholders.
                                     You may also exchange your shares by       You may also exchange your shares by calling
                                     calling 1-866-BUY-FUND (866-289-3863).     1-866-BUY-FUND (866-289-3863).
                                     Please be prepared to provide:             Please be prepared to provide:
                                     - The Funds' names.                        - The Funds' names.
                                     - Your account number(s).                  - Your account number(s).
                                     - Your Social Security number or           - Your Social Security number or taxpayer
                                       taxpayer identification number.          identification number.
                                     - Your address.                            - Your address.
                                     - The amount to be exchanged.              - The amount to be exchanged.

HOW TO SELL SHARES

To redeem all or a portion of the shares in your account, you should submit a redemption request as described below.

Redemption requests may be made in writing or, in amounts up to $100,000, by telephone. A medallion signature guarantee is required if the amount of the redemption request is over $100,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution, which participates in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which are not participating in such a medallion program will not be accepted. Please note that a notary public cannot provide signature guarantees.

Once your redemption request is received in good order as described below, the Fund normally will send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect a Fund, the Fund may defer distribution for up to seven days or a longer period if permitted. If you redeem shares of a Fund shortly after purchasing them, the Fund will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days. A redemption request made within 15 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee.

   REDEMPTIONS BY MAIL                   You may redeem shares you own in any Fund by sending written instructions to:
                                         ING DIRECT Securities, Inc.
                                         P.O. Box 15647
                                         Wilmington, DE 19885-5647
                                         Your instructions should identify:
                                         - The Fund.
                                         - The number of shares or dollar amount to be redeemed.
                                         - Your name and account number.
                                         Your instructions must be signed by all person(s) required to sign for the Fund account, exactly as the shares are registered, and, if necessary, accompanied by a medallion signature guarantee(s).
   --------------------------------------------------------------------------------------------------------------------------------
   REDEMPTIONS BY WIRE                   Redemption proceeds will be transferred by wire to your previously designated bank account or to another destination if the federal funds wire instructions provided with your redemption request are accompanied by a medallion signature guarantee.
   --------------------------------------------------------------------------------------------------------------------------------
   REDEMPTIONS BY                        Call 1-866-BUY-FUND (866-289-3863). Please be prepared to provide your account number,
   TELEPHONE                             account name and the amount of the redemption, which must be no more than $100,000.

TIMING OF REQUESTS

Orders that are received by the Funds' transfer agent, or as otherwise provided below, before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) will be processed at the Net Asset Value (NAV) calculated that business day. Orders received after the close of regular trading on the New York Stock Exchange will be processed at the NAV calculated on the following business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Transfer Agent.


The Funds may appoint certain financial intermediaries and institutions (Institutions) as parties that may accept purchase and redemption orders on behalf of the Funds. If you purchase or redeem shares in connection with programs offered by these Institutions, and the Institution receives your order before the close of regular trading on the New York Stock Exchange, your shares will be purchased or redeemed at the NAV determined that business day.


Institutions may be authorized to designate other intermediaries to accept purchase and redemption orders on the Company's behalf, subject to the Company's approval. In that case, the Company will be deemed to have received a purchase or redemption order when the Institution's authorized designee accepts the order.

Investors purchasing through ING Direct Securities, Inc. should refer to its materials for a discussion of any specific instructions on the timing of or restrictions relating to the purchase or redemption of shares.

OTHER INFORMATION ABOUT SHAREHOLDER ACCOUNTS AND SERVICES


BUSINESS HOURS Each Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. Fund representatives are available from 9:00 a.m. to 4:00 p.m. Eastern Time Monday through Friday.


NET ASSET VALUE The NAV of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time).


In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in less than 60 days at the time of purchase are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board. With respect to any Fund that invests in foreign securities, because those securities may be traded on markets that are open on days when the Fund does not price its shares, the Fund's NAV may change even though Fund shareholders may not be permitted to sell or redeem Fund shares.


EXCHANGE PRIVILEGES There is no fee to exchange shares from one Fund to another Fund offering the same share class. When you exchange shares, your new Fund shares will be in the equivalent class of your current shares.

There are no limits on the number of exchanges you can make. However, the Adviser or Distributor may suspend or terminate your exchange privilege if you make more than five exchanges out of a single Fund in any calendar year, and the Adviser or Distributor may refuse to accept any exchange request, especially if as a result of the exchange, in ING's judgment, it would be too difficult to invest effectively in accordance with the Funds' investment objectives.

CUSTOMER IDENTIFICATION


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.


What this means for you: The Funds and the Distributor must obtain the following information for each person that opens an account:

- Name;

- Date of birth (for individuals);

- Physical residential address (although post office boxes are still permitted for mailing); and

- Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.


EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUNDS, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.


MARKET TIMERS

A Fund may restrict or refuse purchase orders whether directly or by exchange by market timers. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund.

CROSS INVESTING

- DIVIDEND INVESTING You may elect to have dividend and/or capital gains distributions automatically invested in the same class of one other Fund.
- SYSTEMATIC EXCHANGE You may establish an automatic exchange of shares from one Fund to another.

TELEPHONE EXCHANGE AND/OR REDEMPTION PRIVILEGES You automatically receive telephone exchange and redemption privileges when you establish your account. If you do not want these telephone privileges, you may call 1-866-BUY-FUND (866-289-3863) to have them removed. All telephone transactions may be recorded, and you will be asked for certain identifying information.

Telephone redemption requests will be accepted if the request is for a maximum of $100,000. Telephone redemption requests will not be accepted if you:

- Have submitted a change of address within the preceding 15 calendar days.
- Are selling shares in a retirement plan account held in a trust.

You may make account inquiry requests on-line at: www.ingdirect.com.

The Funds reserve the right to amend telephone exchange and redemption privileges at any time upon notice to shareholders and may refuse a telephone exchange or redemption if the Funds believe it is advisable to do so.

ADDITIONAL SERVICES The Funds offer the following additional investor services. Each Fund reserves the right to terminate or amend these services at any time. For all of the services, certain terms and conditions apply. See the SAI or call 1-866-BUY-FUND (866-289-3863) for additional details.

- AUTOMATIC INVESTMENT You can make automatic monthly investments in any Fund.

- AUTOMATIC CASH WITHDRAWAL PLAN The Automatic Cash Withdrawal Plan provides a convenient way for you to receive a systematic distribution while maintaining an investment in a Fund.

- TDD SERVICE Telecommunication Device for the Deaf (TDD) services are offered for hearing impaired investors. The dedicated number for this service is 1-800-688-4889.

- TAX-DEFERRED RETIREMENT PLANS Each Fund may be used for investment by individual retirement accounts (IRAs, including Roth IRAs). Purchases made in connection with IRA accounts may be subject to an annual custodial fee of $10 for each account registered under the same taxpayer identification number. This fee will be deducted directly from your account(s). The custodial fee will be waived for individual retirement accounts registered under the same taxpayer identification number having an aggregate balance over $30,000 at the time such fee is scheduled to be deducted.

PAYMENTS TO SECURITIES DEALERS AND SELECTION OF EXECUTING BROKERS From time to time, ING Funds Distributor, LLC, the Company's principal underwriter, or its affiliates may make payments to other dealers and/or their registered representatives, who may or may not be affiliates of ING, who sell shares or who provide shareholder services. The value of a shareholder's investment will be unaffected by these payments.


DIVIDENDS AND DISTRIBUTIONS


DIVIDENDS Dividends are declared and paid annually for all Funds.


Capital gains distributions, if any, are paid on an annual basis annually. To comply with federal tax regulations, each Fund may also pay an additional capital gains distribution, usually in June.


For all Funds, distributions are normally expected to consist primarily of capital gains.

Both income dividends and capital gains distributions are paid by each Fund on a per share basis. As a result, at the time of this payment, the share price of a Fund will be reduced by the amount of the payment.

DISTRIBUTION OPTIONS When completing your application, you must select one of the following three options for dividends and capital gains distributions:

- FULL REINVESTMENT Both dividends and capital gains distributions from a Fund will be reinvested in additional shares of the same class of shares of that Fund. This option will be selected automatically unless one of the other options is specified.

- CAPITAL GAINS REINVESTMENT Capital gains distributions from a Fund will be reinvested in additional shares of the same class of shares of that Fund and all net income from dividends will be distributed in cash.

- ALL CASH Dividends and capital gains distributions will be paid in cash. If you select a cash distribution option, you can elect to have distributions automatically invested in shares of another Fund.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

HOUSE HOLDING

To reduce expenses, we may mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 992-0180 or your financial consultant. We will begin sending you individual copies thirty days after receiving your request.

TAX INFORMATION


The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.


Each Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

- Distributions of long-term gains from sales by the Fund before May 6, 2003 will be taxed at the maximum rate of 20%.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                              FINANCIAL HIGHLIGHTS


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.


(for one outstanding share throughout each period)


                                                                              ING TECHNOLOGY FUND
                                                                              -------------------
                                                                              Seven           Period From
                                                                    Year     Months         August 6, 2001
                                                                    Ended     Ended        (Date of Initial
                                                                   May 31,   May 31,      Public Offering) to
                                                                    2003      2002*        October 31, 2001
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $     3.83      3.90               4.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment gain (loss)                                     $    -0.03     -0.02              -0.02
Net realized and change in unrealized gain or loss on
  investments                                                  $    -0.72     -0.05              -1.01
  Total loss from investment operations                        $    -0.75     -0.07              -1.03
Net asset value, end of period                                 $     3.08      3.83               3.90
  Total return(2)                                              %   -19.58     -1.80             -20.89
Net assets, end of period (000's)                              $    1,935       610                 30
Ratio of net investment expenses to average net assets(1)(3)   %     1.75      1.75               1.75
Ratio of net investment income (loss) to average net
  assets(1)(3)                                                 %    -1.48     -1.73              -1.36
Ratio of gross expenses before reimbursement and waiver to
  average net assets(1)                                        %     3.04      2.60               2.61
Portfolio turnover rate                                        %       28        59                175


(1) Annualized.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(3) The Adviser has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years.

*  Fund changed its fiscal year end to May 31.

                              FINANCIAL HIGHLIGHTS


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.


(for one outstanding share throughout each period)


                                                                         ING INDEX PLUS LARGECAP FUND
                                                                         ----------------------------
                                                                              Seven         Period From
                                                                    Year      Months      August 1, 2001
                                                                    Ended     Ended      (Date of Initial
                                                                   May 31,   May 31,    Public Offering) to
                                                                    2003      2002*      October 31, 2001
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $    13.76      13.83           15.66
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   $     0.09       0.07            0.07
Net realized and change in unrealized gain or loss on
  investments                                                  $    -1.40      -0.02           -1.90
  Total income (loss) from investment operations               $    -1.31       0.05           -1.83
LESS DISTRIBUTIONS:
From net investment income                                     $     0.12       0.12              --
  Total distributions                                          $     0.12       0.12              --
Net asset value, end of period                                 $    12.33      13.76           13.83
  Total return(2)                                              %    -9.46       0.34          -11.69
Net assets, end of period (000's)                              $    4,854      1,119              18
Ratio of net investment expenses to average net assets(1)(3)   %     0.95       0.94            0.91
Ratio of net investment income to average net assets(1)(3)     %     0.91       0.50            0.58
Ratio of gross expenses before reimbursement and waiver to
  average net assets(1)                                        %     0.97       0.94            0.91
Portfolio turnover rate                                        %      112         87             117


(1) Annualized.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) The Adviser has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years.

*  Fund changed its fiscal year end to May 31.

                              FINANCIAL HIGHLIGHTS


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.


(for one outstanding share throughout each period)


                                                                          ING INDEX PLUS MIDCAP FUND
                                                                          --------------------------
                                                                              Seven         Period From
                                                                    Year      Months      August 1, 2001
                                                                    Ended     Ended      (Date of Initial
                                                                   May 31,   May 31,    Public Offering) to
                                                                    2003      2002*      October 31, 2001
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $    12.97      11.04           12.42
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   $     0.02       0.03            0.03
Net realized and change in unrealized gain or loss on
  investments                                                  $    -1.20       1.95           -1.41
  Total income (loss) from investment operations               $    -1.18       1.98           -1.38
LESS DISTRIBUTIONS:
From net investment income                                     $       --       0.05              --
From net realized gain on investments                          $     0.10         --              --
  Total distributions                                          $     0.10       0.05              --
Net asset value, end of period                                 $    11.69      12.97           11.04
  Total return(2)                                              %    -9.06      17.94          -11.11
Net assets, end of period (000's)                              $    4,658      2,020              30
Ratio of net investment expenses to average net assets(1)(3)   %     0.99       1.00            1.00
Ratio of net investment income to average net assets(1)(3)     %     0.29       0.15            0.28
Ratio of gross expenses before reimbursement and waiver to
  average net assets(1)                                        %     1.38       1.31            1.50
Portfolio turnover rate                                        %      128        190             181


(1) Annualized.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) The Adviser has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years.

*  Fund changed its fiscal year end to May 31.

                              FINANCIAL HIGHLIGHTS


The information in the table below has been derived from the Fund's financial statements. The financial statements have been audited by KPMG LLP, independent auditors.


(for one outstanding share throughout each period)


                                                                         ING INDEX PLUS SMALLCAP FUND
                                                                         ----------------------------
                                                                              Seven         Period From
                                                                    Year      Months      August 1, 2001
                                                                    Ended     Ended      (Date of Initial
                                                                   May 31,   May 31,    Public Offering) to
                                                                    2003      2002*      October 31, 2001
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $    12.85      10.79           12.03
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                          $     0.00**       --              --
Net realized and change in unrealized gain or loss on
  investments                                                  $    -1.25       2.06           -1.24
  Total income (loss) from investment operations               $    -1.25       2.06           -1.24
LESS DISTRIBUTIONS:
From net realized gain on investments                          $     0.13         --              --
  Total distributions                                          $     0.13         --              --
Net asset value, end of period                                 $    11.47      12.85           10.79
  Total return(2)                                              %    -9.67      19.18          -10.31
Net assets, end of period (000's)                              $    2,333      1,113              41
Ratio of net investment expenses to average net assets(1)(3)   %     0.98       1.00            1.00
Ratio of net investment income (loss) to average net
  assets(1)(3)                                                 %    -0.01       0.01           -0.16
Ratio of gross expenses before reimbursement and waiver to
  average net assets(1)                                        %     2.37       2.11            2.10
Portfolio turnover rate                                        %      129         61             118


(1) Annualized.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3) The Adviser has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years.

*  Fund changed its fiscal year end to May 31.


**  Amount is less than $0.01 per share.

ADDITIONAL INFORMATION


The Statement of Additional Information (SAI), which is incorporated by reference into this Prospectus, contains additional information about the Funds. The
Funds' most recent annual and semi-annual reports also contain information about the Funds' investments, as well as a discussion of the market conditions and investment strategies that significantly affected their performance during the past fiscal year.


You may request free of charge the current SAI or the most recent annual or semi annual reports, or other information about the Funds, by calling
1-866-BUY-FUND (866-289-3863) or writing to:

ING DIRECT SECURITIES, INC.
P.O. Box 15647
Wilmington, DE 19885-5647

The SEC also makes available to the public reports and information about the Funds. Certain reports and information, including the SAI, are available on the EDGAR Database on the SEC's web site
(http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call
1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Funds, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file number is as follows:

ING Series Fund, Inc.  811-6352
  ING Technology Fund
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund

AFOPROS0903-093003

         PROSPECTUS

[ABACUS PHOTO]

         September 30, 2003


         Class R
                                                 DOMESTIC EQUITY INDEX FUNDS
                                                 ING Index Plus LargeCap Fund
                                                 ING Index Plus MidCap Fund
                                                 ING Index Plus SmallCap Fund

       This Prospectus contains
       important information about
       investing in Class R shares of
       certain ING Funds. You should
       read it carefully before you
       invest, and keep it for future
       reference. Please note that
       your investment: is not a bank
       deposit, is not insured or
       guaranteed by the Federal
       Deposit Insurance Corporation
       (FDIC), the Federal Reserve
       Board or any other government
       agency and is affected by
       market fluctuations. There is
       no guarantee that the Funds
       will achieve their objectives.
       As with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                         [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes each Fund's objective, investment strategy and risks.

You'll also find:

[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).


[PENNY]  WHAT YOU
         PAY TO
         INVEST



WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    FUNDS AT A GLANCE                                        2
    DOMESTIC EQUITY INDEX FUNDS
    ING Index Plus LargeCap Fund                             4
    ING Index Plus MidCap Fund                               6
    ING Index Plus SmallCap Fund                             8



    WHAT YOU PAY TO INVEST                                  10
    INFORMATION FOR INVESTORS                               12
    MANAGEMENT OF THE FUNDS                                 14
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      15
    MORE INFORMATION ABOUT RISKS                            16
    FINANCIAL HIGHLIGHTS
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                                 INTRODUCTION TO THE DOMESTIC EQUITY INDEX FUNDS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the Fund, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

DOMESTIC EQUITY INDEX FUNDS

  ING's Domestic Equity Index Funds seek to outperform the total return performance of the predetermined indices.

  They may suit you if you:

  - are investing for the long-term -- at least several years; and

  - are willing to accept higher risk in exchange for the potential for long-term growth.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                         Introduction to the Domestic Equity Index Funds       1

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, strategies and risks, which begin on page 4.


                  FUND                                                   INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
DOMESTIC          Index Plus LargeCap Fund                               Outperform the total return
EQUITY INDEX      Adviser: ING Investments, LLC                          performance of the Standard &
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.        Poor's 500 Composite Stock
                                                                         Price Index (S&P 500 Index),
                                                                         while maintaining a market
                                                                         level of risk

                  Index Plus MidCap Fund                                 Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's MidCap 400 Index (S&P
                                                                         MidCap 400 Index), while
                                                                         maintaining a market level of
                                                                         risk

                  Index Plus SmallCap Fund                               Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's SmallCap 600 Index (S&P
                                                                         SmallCap 600 Index), while
                                                                         maintaining a market level of
                                                                         risk


 2      Funds at a Glance

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities included in the S&P 500 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P MidCap 400          Price volatility and other risks that accompany an
Index.                                                    investment in equity securities.


Equity securities included in the S&P SmallCap 600        Price volatility and other risks that accompany an
Index.                                                    investment in equity securities.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Funds at a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS LARGECAP FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests at least 80% of its assets in stocks included in the S&P 500 Index. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.


In managing the Fund, the Sub-Adviser attempts to achieve the Fund's objective by overweighting those stocks in the S&P 500 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Sub-Adviser generally includes in the Fund between 400 and 450 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) that approximate those of the S&P 500 Index.



The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.


MANAGER RISK -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- The Funds' investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 4      ING Index Plus LargeCap Fund

                                                    ING INDEX PLUS LARGECAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED

                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's Class I shares' returns. The Fund's past performance is not an indication of future performance.


                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares, revised to reflect the higher expenses of Class R shares, from year-to-year.



 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                     33.43    32.00    24.01    -9.96   -14.47   -22.36



            Best and worst quarterly performance during this period:


                           4th quarter 1998:  22.37%


                           3rd quarter 2002: -17.47%


              The Fund's Class I shares' year-to-date total return
                              as of June 30, 2003:


                                     9.78%


(1) These figures are for the year ended December 31 of each year.


(2) Because Class R shares were first offered in 2003, the returns in the bar chart, the best and worst quarterly performance and the year-to-date total return are based upon the Class I shares of the Fund, revised to reflect the higher expenses of the Class R shares. Class I shares are not offered in this Prospectus.



(3) Effective March 1, 2002, ING Investments, LLC serves as Adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Standard & Poor's 500 Composite Stock Price Index (the S&P 500 Index).



                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(2)
Class I Return                                                  %  -22.36    -0.42            4.31
S&P 500 Index (reflects no deduction for fees or
expenses)(3)                                                    %  -22.10    -0.56            4.00(4)



(1) This table shows the performance of the Class I shares of the Fund, revised to reflect the higher expenses of Class R shares, because Class R shares of the Fund are new and did not have a full year's performance as of December 31, 2002. Annual expenses would differ only to the extent Class I and Class R shares have different expenses. See footnote (2) to the bar chart above.


(2) Class I commenced operations on December 10, 1996.
(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) The S&P 500 Index return is for the period beginning December 1, 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Index Plus LargeCap Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS MIDCAP FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund invests at least 80% of its assets in stocks included in the S&P MidCap 400 Index. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P MidCap 400 Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. The Sub-Adviser defines mid-capitalization companies as companies that are included in the S&P MidCap 400 Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P MidCap 400 Index changes. At June 30, 2003, the smallest company in the S&P MidCap 400 Index had a market capitalization of $900 million and the largest company had a market capitalization of $3 billion.


In managing the Fund, the Sub-Adviser attempts to achieve the Fund's objective by overweighting those stocks in the S&P MidCap 400 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P MidCap 400 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the S&P MidCap 400 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P MidCap 400 Index.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



MID-SIZED COMPANIES -- the stocks of medium-sized companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.


MANAGER RISK -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 6      ING Index Plus MidCap Fund

                                                      ING INDEX PLUS MIDCAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED

                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares, revised to reflect the higher expenses of Class R shares, from year-to-year.



 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                       15.11    19.48    -2.09   -12.83



            Best and worst quarterly performance during this period:


                            4th quarter 1999: 18.67%


                           3rd quarter 2002: -15.53%


              The Fund's Class I shares' year-to-date total return
                              as of June 30, 2003:


                                     10.80%


(1) These figures are for the year ended December 31 of each year.


(2) Because Class R shares were first offered in 2003, the returns in the bar chart, the best and worst quarterly performance and the year-to-date total return are based upon the Class I shares of the Fund, revised to reflect the higher expenses of the Class R shares. Class I shares are not offered in this Prospectus.



(3) Effective March 1, 2002, ING Investments, LLC serves as Adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index).



                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)
Class I Return(2)                                               %   -12.83            7.81                   N/A
S&P MidCap 400 Index (reflects no deduction for fees or
expenses)(3)                                                    %   -14.51            6.94(4)                N/A



(1) This table shows the performance of the Class I shares of the Fund, revised to reflect the higher expenses of Class R shares, because Class R shares of the Fund are new and did not have a full year's performance as of December 31, 2002. Annual expenses would differ only to the extent Class I and Class R shares have different expenses. See footnote (2) to the bar chart above.


(2) Class I commenced operations on February 3, 1998.

(3) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(4) The S&P MidCap 400 Index return is for the period beginning February 1,
    1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING Index Plus MidCap Fund       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS SMALLCAP FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund invests at least 80% of its assets in stocks included in the S&P SmallCap 600 Index. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P SmallCap 600 Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. The Sub-Adviser defines small-capitalization companies as companies that are included in the S&P SmallCap 600 Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 Index changes. At May 30, 2003, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $250 million and the largest company had a market capitalization of $900 million.


In managing the Fund, the Sub-Adviser attempts to achieve the Fund's objective by overweighting those stocks in the S&P SmallCap 600 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P SmallCap 600 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the S&P SmallCap 600 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P SmallCap 600 Index.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.



SMALL-SIZED COMPANIES -- stocks of smaller companies carry higher risks than stocks of larger companies.



- Smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.


- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.


- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


MANAGER RISK -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.

OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


ADDITIONAL RISKS -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. The Fund's investments in foreign securities may be less liquid than securities of U.S. issuers, and may be subject to regulatory standards less stringent than those in the U.S., fluctuations in exchange rates, and political or economic developments that adversely affect such investments. The risks associated with each of these investments are discussed further below under "More Information About Risks."



SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.


 8      ING Index Plus SmallCap Fund

                                                    ING INDEX PLUS SMALLCAP FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED

                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's Class I shares' returns. The Fund's past performance is not an indication of future performance.


                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares, revised to reflect the higher expenses of Class R shares, from year-to-year.


 1993     1994     1995     1996     1997     1998     1999     2000     2001     2002
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                       9.78     7.53     2.71    -12.72


            Best and worst quarterly performance during this period:


                           4th quarter 2001:  17.72%


                           3rd quarter 2002: -17.00%


              The Fund's Class I shares' year-to-date total return
                              as of June 30, 2003:


                                     11.64%


(1) These figures are for the year ended December 31 of each year.


(2) Because Class R shares were first offered in 2003, the returns in the bar chart, the best and worst quarterly performance and the year-to-date total return are based upon the Class I shares of the Fund, revised to reflect the higher expenses of the Class R shares. Class I shares are not offered in this Prospectus.



(3) Effective March 1, 2002, ING Investments, LLC serves as Adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index).



                                                                                   5 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   10 YEARS
Class I Return                                                  %  -12.72           1.02              N/A
S&P SmallCap 600 Index (reflects no deduction for fees or
expenses)(3)                                                    %  -14.63           2.89(4)           N/A



(1) This table shows the performance of the Class I shares of the Fund, revised to reflect the higher expenses of Class R shares, because Class R shares of the Fund are new and did not have a full year's performance as of December 31, 2002. Annual returns would differ only to the extent Class I and Class R shares have different expenses. See footnote (2) to the bar chart above.


(2) Class I commenced operations on February 3, 1998.

(3) The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of approximately $600 million as of June 30, 2003.


(4) The S&P SmallCap 600 Index return is for the period beginning February 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Index Plus SmallCap Fund       9

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The tables that follow show the fees and expenses for each of the Domestic Equity Index Funds.

FEES YOU PAY DIRECTLY

                                                                CLASS R
-----------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)                                                         none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                      none



OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(AS A % OF AVERAGE NET ASSETS)

CLASS R


                                                      DISTRIBUTION                      TOTAL
                                                      AND SERVICE                       FUND            WAIVERS,
                                         MANAGEMENT     (12B-1)          OTHER        OPERATING      REIMBURSEMENTS        NET
FUND                                        FEE           FEES        EXPENSES(2)     EXPENSES     AND RECOUPMENT(3)     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 ING Index Plus LargeCap           %        0.45          0.50           0.27           1.22             -0.02             1.20
 ING Index Plus MidCap             %        0.45          0.50           0.68           1.63             -0.38             1.25
 ING Index Plus SmallCap           %        0.45          0.50           1.67           2.62             -1.37             1.25


--------------------------------------------------------------------------------

(1) This table shows the estimated operating expenses for the Class R shares of each Fund as a ratio of expenses to average daily net assets. Class R shares recently commenced operations, so "Other Expenses" are estimated based on each Fund's actual operating expenses for its most recently completed fiscal year.

(2) ING Funds Services, LLC receives an annual administrative fee equal to 0.08% of average daily net assets.


(3) ING Investments, LLC (ING), the investment adviser to each Fund, has entered into written expense limitation agreements with each Fund under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by the Adviser is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limits will continue through at least May 31, 2004. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING provides written notice of the termination of the expense limitation within 90 days of the end of the term or upon termination of the investment management agreement.


 10      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Domestic Equity Index Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000 and you reinvested all your dividends, that the Fund earned an average annual return of 5%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


CLASS R FUND                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------------
 ING Index Plus LargeCap(1)                                       $122        385          668       1,476
 ING Index Plus MidCap(1)                                         $127        477          851       1,901
 ING Index Plus SmallCap(1)                                       $127        684        1,267       2,852
------------------------------------------------------------------------------------------------------------



(1) The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five- and ten-year periods.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       11

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

Class R Shares are offered at net asset value without a sales charge. The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. ING Funds Distributor, LLC (Distributor) may waive these minimums from time to time. The Funds also offer Class A, B, C and I shares, which have different sales charges and other expenses that may affect their performance. Investors can obtain more information about these other share classes by calling
(800) 992-0180.


Class R shares of the Funds are continuously offered to qualified retirement plans ("Retirement Plans"), including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, IRAs, SEPs and other accounts or plans whereby the Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or the level of the plan administrator). Purchases and redemptions of shares may be made only by eligible retirement plans for the purpose of funding qualified retirement plans. Please refer to the prospectus or plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Funds and any fees that may apply.


The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect a Fund as an investment option, alter the amounts contributed to the plan, or reallocate contributions.


Eligible Retirement Plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial intermediary ("financial service firm") authorized to sell Class R shares of the Funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper.


Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms may also perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Retirement Plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Funds.


The Funds and the Distributor reserve the right to reject any purchase order. The Funds and the Distributor reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close a plan's account and redeem the shares should the plan fail to maintain its account value at a minimum of $250,000.


CUSTOMER IDENTIFICATION



To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.



What this means for Retirement Plans: The Fund and the Distributor must obtain the following information for certain Retirement Plans that open an account:

- Name;

- Physical business address (although post office boxes are still permitted for mailing); and

- Employer identification number, or other identifying number.

Additional identifying information may be required to open accounts.


EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE THE ACCOUNT IF THEY ARE UNABLE TO VERIFY IDENTITY WITHIN A REASONABLE TIME.



MARKET TIMERS


The Funds may restrict or refuse purchase orders, whether directly or by exchange, by market timers. "Market timing" is defined as effecting frequent trades into or out of the Funds in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Sub-Adviser to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of the Funds.


SHAREHOLDER SERVICE AND DISTRIBUTION PLAN


The Trust, on behalf of the Funds, has entered into a Shareholder Service and Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"). The 12b-1 Plan permits a Fund to pay marketing and other fees to support the sale and distribution of the Class R shares of each Fund and for shareholder services provided by financial service firms. The annual distribution and service fees payable under the Plan may equal up to 0.50% of the average daily net assets of the Funds (a 0.25% distribution fee and a 0.25% shareholder service fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

PAYMENTS


Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written

 12      Information for Investors

                                                       INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------


request in good order. Each Fund has the right to take up to seven days to pay redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the Securities and Exchange Commission (SEC). When retirement plans place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until the purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.



Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


NET ASSET VALUE

The net asset value (NAV) per share for Class R shares of each Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The Funds are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. The NAV per share of the Class R shares of each Fund is calculated by taking the value of the Fund's assets attributable to Class R shares, subtracting the Fund's liabilities attributable to Class R shares, and dividing by the number of Class R shares that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors, although the actual calculations will be made by persons acting under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


PRICE OF SHARES

When a plan buys shares, it pays the NAV. When a plan sells shares, it receives the NAV. Exchange orders are effected at NAV. When a Retirement Plan sells shares, it receives the NAV next calculated after its order is received in proper form. When a Retirement Plan sells shares, it receives the NAV next calculated after its order is received in proper form. Certain plan administrators, broker-dealers or other financial institutions may have alternate arrangements with the Distributor or Transfer Agent. See the Statement of Additional Information for more details. Exchange orders are effected at NAV.

A Retirement Plan will receive a confirmation of each new transaction in its account, which also will show it the number of Fund shares it owns including the number of shares being held in safekeeping by the Transfer Agent for its account. It may rely on these confirmations in lieu of certificates as evidence of ownership. Certificates representing shares of the Funds will not be issued unless the Plan requests them in writing.

TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

A Retirement Plan may exchange Class R shares for Class R shares of any other Fund that offers Class R shares.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact the Shareholder Services Representative at
(800)-992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              Information for Investors       13

MANAGEMENT OF THE FUND                                   ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona limited liability company, formerly ING Pilgrim Investments, LLC, serves as the investment adviser to each Fund. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


As of June 30, 2003, ING managed over $35.0 billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of the Fund.

The aggregate annual management fee paid by each Fund as a percentage of that Fund's average daily net assets is 0.45%.

SUB-ADVISER


ING has engaged the Aeltus Investment Management, Inc., a Connecticut corporation ("ING Aeltus" or the "Sub-Adviser") to provide the day-to-day management of each Fund's portfolio. The Sub-Adviser has, at least in part, been selected on the basis of its successful application of consistent, well-defined and long-term investment approach over a period of several market cycles. ING is responsible for monitoring the investment program and performance of the Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING or the Board of Directors. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING may assume day-to-day investment management of the Fund. The Sub-Adviser is responsible for managing the assets of the Funds in accordance with the Funds' investment objectives and policies, subject to oversight by ING and the Board.


Founded in 1972, the Sub-Adviser is registered as an investment adviser. ING Aeltus is an indirect, wholly owned subsidiary of ING Groep, N.V. The Sub-Adviser has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of July 31, 2003, the Sub-Adviser managed over $41.5 in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.


The Funds are managed by Hugh T.M. Whelan and Douglas Cote.


Mr. Whelan, Portfolio Manager, ING Aeltus, has served as co-manager of ING Index Plus LargeCap Fund since March 2001 and as co-manager of ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Mr. Whelan has been with ING Aeltus since 1989 and previously served as a quantitative portfolio manager in ING Aeltus' fixed income group, specializing in corporate securities.



Mr. Cote, Portfolio Manager, ING Aeltus, has served as co-manager of ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund since March 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for ING Aeltus' equity department.



 14      Management of the Fund

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Distributions are normally expected to consist primarily of capital gains. The Funds distribute capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless the eligible Retirement Plan instructs a Fund to pay investors' dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. The Retirement Plan may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class R shares of a Fund invested in another Fund that offers Class R shares.

TAXES


The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. Each eligible Retirement Plan and plan participant should rely on their own tax advisor for advice about the particular federal, state and local tax consequences of investing in a Fund.


Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. It generally does not matter how long an investor has held Fund shares or whether the investor elects to receive distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to investors at their respective long-term capital gains rates. Dividends from the Fund are generally not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

Eligible Retirement Plans will receive an annual statement summarizing their dividend and capital gains distributions.

Because investors invest through tax-deferred accounts, such as an eligible retirement plan, they generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and each retirement plan and plan participant should consult their tax advisers about investment through a tax-deferred account.

There may be tax consequences to investors that sell or redeem Fund shares. An investor will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long the investor holds those shares. If the investor exchanges shares, it may be treated as if it sold them. Investors are responsible for any tax liabilities generated by the investor's transactions.


As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to an investor that fails to provide the Fund with the correct taxpayer identification number or to make required certifications, or if the investor has been notified by the IRS that it is subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the investor's U.S. federal income tax liability.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       15

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.


Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Sub-Adviser can decide whether to use them or not. The Funds invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.


PRINCIPAL RISKS


The principal risks of investing in each Fund are discussed in the sections describing each Fund, above, and are discussed further below. While this section is intended to highlight the principal risks of investing in each Fund, a Fund that is not identified below may nonetheless engage in the investment strategies discussed in this section as part of its non-principal investment strategy. When engaging in such a non-principal strategy, a fund is subject to the risk associated with that investment. Investors should see the SAI for more information about the principal and other investment strategies employed by each Fund.



INABILITY TO SELL SECURITIES (ALL FUNDS). Some securities trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


U.S. GOVERNMENT SECURITIES (ALL FUNDS). Some U.S. Government agency securities may be subject to varying degrees of credit risks, particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.

CONVERTIBLE SECURITIES (ALL FUNDS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.


CORPORATE DEBT SECURITIES (ALL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.



One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.


OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund, except as limited in the SAI, may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. Investments in other investment companies may include investments in exchange traded funds, or "ETFs," which are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. Sometimes, the prices of ETFs may vary significantly from the net asset values of the ETF's underlying securities. If a Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash.


INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS). The Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the




 16      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

DERIVATIVES (ALL FUNDS). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.


The derivatives instruments in which a Fund may invest include futures contracts and options.



FUTURES CONTRACTS AND OPTIONS. The Funds may use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Funds also may use these instruments for speculation (investing for potential income or capital gain).


- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.

- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities of futures contracts during a specified period or on a specified date.

The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money that the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.

HIGH YIELD SECURITIES (ALL FUNDS). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

INVESTMENTS IN FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile that those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund. The risks of investing in foreign securities may be greater for emerging markets investments. See the discussion of emerging markets investments under "Other Risks," below.


PORTFOLIO TURNOVER (ALL FUNDS). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.



LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, a Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       17

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

OTHER RISKS


MANAGEMENT RISK(S). Each Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.



EMERGING MARKETS INVESTMENTS(S). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.



TEMPORARY DEFENSIVE STRATEGIES (ALL FUNDS). When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.



REPURCHASE AGREEMENTS(S). A Fund may enter into repurchase agreements, which include the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.



BORROWING(S). A Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.



REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS(S). A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.



SHORT SALES(S). A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.



A Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund, as described in the SAI and this Prospectus.



PAIRING OFF TRANSACTIONS(S). A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.



PERCENTAGE AND RATING LIMITATIONS(S). Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



INTERESTS IN LOANS(S). A Fund may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.



RESTRICTED AND ILLIQUID SECURITIES(S). If a security is illiquid, a Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.




 18      More Information About Risks

In addition to the Funds offered in this Prospectus, ING Funds Distributor, LLC also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

INTERNATIONAL FUND
ING International Growth Fund

DOMESTIC EQUITY AND INCOME FUNDS
ING Convertible Fund
ING Equity and Bond Fund

DOMESTIC EQUITY GROWTH FUNDS
ING Growth Fund
ING Small Company Fund
ING Technology Fund
ING Growth & Value Fund
ING Growth Opportunities Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Disciplined LargeCap Fund
ING SmallCap Opportunities Fund

DOMESTIC EQUITY VALUE FUNDS
ING Financial Services Fund
ING Large Company Value Fund
ING MagnaCap Fund
ING MidCap Value Fund
ING SmallCap Value Fund
ING Tax Efficient Equity Fund
ING Value Opportunity Fund

DOMESTIC EQUITY AND INCOME FUNDS
ING Balanced Fund
ING Growth and Income Fund
ING Real Estate Fund

FIXED INCOME FUNDS
ING Bond Fund
ING Government Fund

ING GNMA Income Fund

ING High Yield Bond Fund
ING High Yield Opportunity Fund
ING Intermediate Bond Fund
ING Classic Money Market Fund
ING National Tax-Exempt Bond Fund
ING Strategic Bond Fund


GLOBAL EQUITY FUNDS

ING Global Real Estate
ING Worldwide Growth Fund

INTERNATIONAL EQUITY FUNDS
ING Emerging Countries Fund
ING Foreign Fund
ING International Fund
ING International SmallCap Growth Fund
ING International Value Fund
ING Precious Metals Fund
ING Russia Fund


MONEY MARKET FUNDS


ING Aeltus Money Market Fund

ING Classic Money Market Fund
ING Money Market Fund

LOAN PARTICIPATION FUNDS
ING Senior Income Fund

STRATEGIC ALLOCATION FUNDS
ING Strategic Allocation Growth Fund
ING Strategic Allocation Balanced Fund
ING Strategic Allocation Income Fund

WHERE TO GO FOR MORE INFORMATION


YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:


ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected the Fund's performance during the past fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Funds. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission
(SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other
Fund information, or to make shareholder inquiries:


THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

ING Series Fund, Inc.                811-6352
  ING International Growth Fund
  ING Growth Fund
  ING Small Company Fund
  ING Technology Fund
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund
  ING Value Opportunity Fund
  ING Balanced Fund
  ING Growth and Income Fund
  ING Bond Fund
  ING Government Fund
  ING Aeltus Money Market Fund
  ING Strategic Allocation Growth Fund
  ING Strategic Allocation Balanced Fund
  ING Strategic Allocation Income Fund


  [ING FUNDS LOGO]                        AFIPRPROS0903-093003

                       STATEMENT OF ADDITIONAL INFORMATION


                               SEPTEMBER 30, 2003


                              ING SERIES FUND, INC.


CLASS A, CLASS B, CLASS C CLASS I AND CLASS R SHARES OF ING GROWTH FUND, ING SMALL COMPANY FUND, ING TECHNOLOGY FUND, ING INDEX PLUS LARGECAP FUND, ING INDEX PLUS MIDCAP FUND, ING INDEX PLUS SMALLCAP FUND, ING VALUE OPPORTUNITY FUND, ING BALANCED FUND, ING GROWTH AND INCOME FUND, ING STRATEGIC ALLOCATION GROWTH FUND, ING STRATEGIC ALLOCATION BALANCED FUND, AND ING STRATEGIC ALLOCATION INCOME FUND.






This Statement of Additional Information (the "SAI") is not a Prospectus, but is incorporated by reference in, and should be read in conjunction with, the current Class A, Class B and Class C Prospectus, the Class I Prospectus, and the Class R Prospectus, each dated September 30, 2003, for ING Series Fund, Inc. (the "Company"), which have been filed with the U.S. Securities and Exchange Commission (the "SEC"). Capitalized terms not defined in this SAI are used as defined in the Prospectuses.



The Company is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. The Company currently has authorized the following series:


              ING International Growth Fund (International Growth)
                            ING Growth Fund (Growth)
                     ING Small Company Fund (Small Company)
                        ING Technology Fund (Technology)
               ING Index Plus LargeCap Fund (Index Plus LargeCap)
                 ING Index Plus MidCap Fund (Index Plus MidCap)
               ING Index Plus SmallCap Fund (Index Plus SmallCap)
                 ING Value Opportunity Fund (Value Opportunity)
                          ING Balanced Fund (Balanced)
                 ING Growth and Income Fund (Growth and Income)
                              ING Bond Fund (Bond)
                        ING Government Fund (Government)
                   ING Aeltus Money Market Fund (Money Market)
       ING Strategic Allocation Growth Fund (Strategic Allocation Growth)
     ING Strategic Allocation Balanced Fund (Strategic Allocation Balanced)
       ING Strategic Allocation Income Fund (Strategic Allocation Income)


This SAI discusses only ING Growth Fund, ING Small Company Fund, ING Technology Fund, ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund, ING Index Plus SmallCap, ING Value Opportunity Fund, ING Balanced Fund, ING Growth and Income Fund, ING Strategic Allocation Growth Fund, ING Strategic Allocation Balanced Fund, and ING Strategic Allocation Income Fund.



The Funds' Financial Statements and the independent auditors' reports thereon, included in the Annual Reports, are incorporated by reference in this SAI. A free copy of the Annual Reports and each Prospectus is available upon request by writing to: ING Series Fund, Inc., 7337 Doubletree Ranch Road, Scottsdale, AZ 85258-2034, or by calling: 1-800-992-0180.

                                TABLE OF CONTENTS


HISTORY OF ING SERIES FUND, INC............................................    3
ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES............................    4
INVESTMENT TECHNIQUES AND RISK FACTORS.....................................    8
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS.................................   57
INVESTMENT ADVISORY AGREEMENTS.............................................   70
EXPENSE LIMITATION AGREEMENTS..............................................   74
SUB-ADVISORY AGREEMENTS....................................................   74
CUSTODIAN..................................................................   79
TRANSFER AGENT.............................................................   81
INDEPENDENT AUDITORS.......................................................   82
PRINCIPAL UNDERWRITER......................................................   82
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS........................   84
PURCHASE AND REDEMPTION OF SHARES..........................................   90
BROKERAGE ALLOCATION AND TRADING POLICIES..................................   94
CODE OF ETHICS.............................................................   97
PROXY VOTING PROCEDURES....................................................   97
SHAREHOLDER ACCOUNTS AND SERVICES..........................................   97
NET ASSET VALUE............................................................   98
CALCULATION OF PERFORMANCE DATA............................................  105
PERFORMANCE COMPARISONS....................................................  108
FINANCIAL STATEMENTS.......................................................  110

                        HISTORY OF ING SERIES FUND, INC.

ING Series Fund, Inc. ("the Company") is a Maryland Corporation registered as an open-end management investment company. The Company was organized in June 1991 and currently consists of the following separately managed, diversified series:

                                    FUND NAME

                      ING International Growth Fund
                      ING Growth Fund
                      ING Small Company Fund
                      ING Technology Fund
                      ING Index Plus LargeCap Fund
                      ING Index Plus MidCap Fund
                      ING Index Plus SmallCap Fund
                      ING Value Opportunity Fund
                      ING Balanced Fund
                      ING Growth and Income Fund
                      ING Bond Fund
                      ING Government Fund
                      ING Aeltus Money Market Fund
                      ING Strategic Allocation Growth Fund
                      ING Strategic Allocation Balanced Fund
                      ING Strategic Allocation Income Fund

      Incorporation The Company was incorporated under the laws of Maryland on June 17, 1991.


      Series and Classes The Company currently offers multiple series. Only ING Growth Fund, ING Small Company Fund, ING Technology Fund, ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund, ING Index Plus SmallCap, ING Value Opportunity Fund, ING Balanced Fund, ING Growth and Income Fund, ING Strategic Allocation Growth Fund, ING Strategic Allocation Balanced Fund, and ING Strategic Allocation Income Fund are offered through this SAI and the corresponding Prospectuses.



The Board of Directors (the "Board") has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of each Fund currently are classified into multiple classes, not all of which are offered through this SAI. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of sales charges, if any, for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class; (d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class. Only Class A, B, C and I shares are offered through this SAI and the corresponding Prospectuses.


      Capital Stock Fund shares are fully paid and nonassessable when issued. Fund shares have no preemptive or conversion rights, except that each Fund's Class B shares automatically convert to Class A shares after 8 years. Each share of a Fund has the same rights to share in dividends declared by a Fund for that share class. Upon liquidation of any Fund, shareholders in that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

      Voting Rights Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters except matters affecting only the interests of one Fund or one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

      Shareholder Meetings The Company is not required, and does not intend, to hold annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940, as amended (1940
Act). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

      1940 Act Classification The Company is an open-end management investment company, as that term is defined under the 1940 Act. Each Fund is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.




                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

      The investment objectives and certain investment policies of each Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without the approval of a majority of the outstanding voting securities of that Fund. This means the lesser of (a) 67% of the shares of a Fund present at a shareholders' meeting if the holders of more than 50% of the shares of that Fund then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.

      As a matter of fundamental policy, a Fund will not:

(1) hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of a Fund's total assets. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities are excluded from this restriction;


(2) except for ING Technology Fund, concentrate its investments in any one industry, although a Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. In addition, for purposes of this restriction, for ING Strategic Allocation Growth Fund, ING Strategic Allocation Balanced Fund and ING Strategic Allocation Income Fund (collectively referred to as the "ING Strategic Allocation Funds"), real estate stocks will be classified as separate industries according to property type, such as apartment, retail, office and industrial. This limitation will not apply to any Fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


(3) make loans, except that, to the extent appropriate under its investment program, a Fund may (i) purchase bonds, debentures or other debt instruments, including short-term obligations; (ii) enter into repurchase transactions; and (iii) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

(4) issue any senior security (as defined in the 1940 Act), except that (i) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (iii) a Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (v) subject to certain fundamental restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act;

(5) purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, a Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; or (ii) a Fund may acquire real estate as a result of ownership of securities or other interests (this could occur for example if a Fund holds a security that is collateralized by an interest in real estate and the security defaults);

(6) invest in commodity contracts, except that a Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into transactions in financial and index futures contracts and related options; and may enter into forward currency contracts;

(7) borrow money, except that (i) a Fund may enter into certain futures contracts and options related thereto; (ii) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (iii) for temporary emergency purposes, a Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made; and (iv) for purposes of leveraging, a Fund may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of that Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If, at any time, the value of that Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, that Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test; and

(8) act as an underwriter of securities, except to the extent that, in connection with the disposition of portfolio securities by a Fund, that Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (1933 Act).

      The Board has adopted the following other investment restrictions which may be changed by the Board and without shareholder vote. A Fund will not:


(1) except for ING Technology Fund, make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund, as described in this SAI and in the Prospectuses;


(2) except for the Strategic Allocation Funds, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof);

(3)   invest in companies for the purpose of exercising control or management;

(4) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;


(5) invest more than 15% (10% for ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments, LLC (ING Investments), the Funds' investment adviser, Aeltus Investment Management, Inc. (ING Aeltus), Sub-Adviser to all Funds except ING Technology Fund, or AIC Asset Management, LLC (AIC), Sub-Adviser to ING Technology Fund, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and



(6) invest more than 15% (10% for ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and Index Plus SmallCap Fund) of the total value of its assets in high-yield bonds (securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Service, Inc. (Moody's), or, if unrated, considered by the Sub-Adviser to be of comparable quality).



      Where a Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change. With respect to fundamental policy number (2), industry classifications for all Funds other than ING Growth Fund, are determined in accordance with the classifications established by S&P, a division of the McGraw-Hill Companies. the Sub-Adviser believes that the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. Industry classifications may be changed from time to time to reflect changes in the market place.



ING Small Company Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-capitalization companies as defined in the Prospectus. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



ING Technology Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in the information technology sector. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



ING Index Plus LargeCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's 500 Composite Stock Price Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



ING Index Plus MidCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's MidCap 400 Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

ING Index Plus SmallCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's SmallCap 600 Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

The chart below sets out certain investment techniques that each Fund may employ. Descriptions of these techniques and associated risk factors follow the chart.


                                                                                                            ING INDEX    ING
                                                    ING       ING   ING GROWTH    ING INDEX     ING INDEX     PLUS      SMALL
                                                  BALANCED  GROWTH  AND INCOME  PLUS LARGECAP  PLUS MIDCAP  SMALLCAP   COMPANY
ASSET CLASSES/ INVESTMENT TECHNIQUES                FUND     FUND      FUND          FUND         FUND        FUND       FUND
------------------------------------                ----     ----      ----          ----         ----        ----       ----
EQUITIES'
 Common Stock                                        X         X         X            X             X           X         X
 Convertible Securities                              X         X         X            X             X           X         X
 Preferred Stock                                     X         X         X            X             X           X         X
 Synthetic Convertible Securities                    X
FOREIGN INVESTMENTS
 ADRs / EDRs/ GDRs                                   X         X         X            X             X           X         X
 Eurodollar  Convertible Securities                  X         X         X            X             X           X         X
 Eurodollar/Yankee                                   X         X         X            X             X           X         X
 Dollar Instruments
 Foreign Currency  Exchange Transactions             X         X         X            X             X           X         X
 Foreign Mortgage Related Securities                 X
 Foreign and Emerging Market Securities(1)           X         X         X            X             X           X         X
 International Debt Securities(2)                    X         X         X            X             X           X         X
 Sovereign Debt Securities                           X
FIXED INCOME
 ARMS                                                X
 Corporate Debt Securities(3)                        X         X         X            X             X           X         X
 Floating or Variable Rate Instruments(4)            X         X         X            X             X           X         X



                                                      ING        ING          ING
                                                   STRATEGIC   STRATEGIC   STRATEGIC              ING
                                                  ALLOCATION  ALLOCATION  ALLOCATION      ING     VALUE
                                                    BALANCED    GROWTH       INCOME   TECHNOLOGY  OPP.
ASSET CLASSES/ INVESTMENT TECHNIQUES                 FUND        FUND         FUND       FUND     FUND
------------------------------------                 ----        ----         ----       ----     ----
EQUITIES'
 Common Stock                                          X          X            X           X        X
 Convertible Securities                                X          X            X           X        X
 Preferred Stock                                       X          X            X           X        X
 Synthetic Convertible Securities                      X          X            X
FOREIGN INVESTMENTS
 ADRs / EDRs/ GDRs                                     X          X            X           X        X
 Eurodollar  Convertible Securities                    X          X            X           X        X
 Eurodollar/Yankee                                     X          X            X           X        X
 Dollar Instruments
 Foreign Currency  Exchange Transactions               X          X            X           X        X
 Foreign Mortgage Related Securities                   X          X            X
 Foreign and Emerging Market Securities(1)             X          X            X           X        X
 International Debt Securities(2)                      X          X            X           X        X
 Sovereign Debt Securities                             X          X            X
FIXED INCOME
 ARMS                                                  X          X            X
 Corporate Debt Securities(3)                          X          X            X           X        X
 Floating or Variable Rate Instruments(4)              X          X            X           X        X


----------


(1) Because the Funds may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. A Fund will not, except for the ING Strategic Allocation Funds, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof).



(2) ING Technology Fund may only invest in investment grade debt securities, which are debt securities with a Standard & Poor's Corporation (S&P) or Moody's Investor's Service, Inc. (Moody's) rating of BBB/Baa or above or, if unrated, are considered by AIC to be of comparable quality. ING Balanced Fund, generally maintains at least 25% of its total assets in debt securities.


(3) While corporate debt securities generally have maturities of ten years or more, the Funds may purchase corporate debt securities which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by the S&P or "Aa" or higher by Moody's.

(4) Variable rate demand instruments held by a Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In

                                                                                                            ING INDEX    ING
                                                    ING       ING   ING GROWTH    ING INDEX     ING INDEX     PLUS      SMALL
                                                  BALANCED  GROWTH  AND INCOME  PLUS LARGECAP  PLUS MIDCAP  SMALLCAP   COMPANY
ASSET CLASSES/ INVESTMENT TECHNIQUES                FUND     FUND      FUND          FUND         FUND        FUND       FUND
------------------------------------                ----     ----      ----          ----         ----        ----       ----
 GICs                                                X
 GNMA Certificates                                   X                   X
 High Yield Securities(5)                            X         X         X            X             X           X         X
 Mortgage Related Securities(6)                      X                   X
 Municipal Securities                                X                   X
 Short-Term Investments                              X         X         X            X             X           X         X
 Savings Association Obligations                     X         X         X            X             X           X         X
 Municipal Lease Obligations                         X                   X
 Subordinated Mortgage Securities                    X                   X
 Interest/Principal Only Stripped                    X         X         X            X             X           X         X
 Mortgage Backed Securities
 Tax Exempt Ind. Dev. Bonds & Pollution              X                   X
 Control Bonds
 United States Government Securities                 X         X         X            X             X           X         X
 OTHER INVESTMENTS
 Asset Backed Securities (non-Mortgage)              X         X         X            X             X           X         X
 Banking Industry Obligations                        X         X         X            X             X           X         X
 Derivatives(7)                                      X         X         X            X             X           X         X
 Dealer Options(8)                                   X         X         X            X             X           X         X
 Financial Futures Contracts and Related Options     X         X         X            X             X           X         X
 Foreign Currency Options                            X         X         X            X             X           X         X
 Forward Currency Contracts                          X         X         X            X             X           X         X
 Forward Foreign Currency Contracts                  X         X         X            X             X           X         X



                                                      ING        ING          ING
                                                   STRATEGIC   STRATEGIC   STRATEGIC              ING
                                                  ALLOCATION  ALLOCATION  ALLOCATION      ING     VALUE
                                                    BALANCED    GROWTH       INCOME   TECHNOLOGY  OPP.
ASSET CLASSES/ INVESTMENT TECHNIQUES                 FUND        FUND         FUND       FUND     FUND
------------------------------------                 ----        ----         ----       ----     ----
 GICs                                                  X          X            X
 GNMA Certificates                                     X          X            X
 High Yield Securities(5)                              X          X            X           X        X
 Mortgage Related Securities(6)                        X          X            X
 Municipal Securities                                  X          X            X
 Short-Term Investments                                X          X            X           X        X
 Savings Association Obligations                       X          X            X           X        X
 Municipal Lease Obligations                           X          X            X
 Subordinated Mortgage Securities                      X          X            x
 Interest/Principal Only Stripped                      X          X            X           X        X
 Mortgage Backed Securities
 Tax Exempt Ind. Dev. Bonds & Pollution                X          X            X
 Control Bonds
 United States Government Securities                   X          X            X           X        X
 OTHER INVESTMENTS
 Asset Backed Securities (non-Mortgage)                X          X            X           X        X
 Banking Industry Obligations                          X          X            X           X        X
 Derivatives(7)                                        X          X            X           X        X
 Dealer Options(8)                                     X          X            X                    X
 Financial Futures Contracts and Related Options       X          X            X                    X
 Foreign Currency Options                              X          X            X                    X
 Forward Currency Contracts                            X          X            X                    X
 Forward Foreign Currency Contracts                    X          X            X                    X


----------

      determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be received through demand.


(5) A Fund will not invest more than 15% (10% for ING Index Plus LargeCap, ING Index MidCap and ING Index Plus SmallCap Funds) of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody's, or, if unrated, considered by ING Aeltus to be of comparable quality).



(6) ING Growth and Income Fund, ING Balanced Fund, and the ING Strategic Allocation Funds may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).



(7) For purposes other than hedging, a Fund will invest no more than 5% of its assets in derivatives that at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters and interest-only and principal-only debt instruments. Each Fund may invest up to 30% of its assets in lower risk derivatives for hedging purposes or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Mortgage-related and asset-backed securities other than described above, STRIPS (Separate Trading of Registered Interest and Principal Securities) and forward exchange contracts are not subject to this 30% limitation.

                                                                                                            ING INDEX    ING
                                                    ING       ING   ING GROWTH    ING INDEX     ING INDEX     PLUS      SMALL
                                                  BALANCED  GROWTH  AND INCOME  PLUS LARGECAP  PLUS MIDCAP  SMALLCAP   COMPANY
ASSET CLASSES/ INVESTMENT TECHNIQUES                FUND     FUND      FUND          FUND         FUND        FUND       FUND
------------------------------------                ----     ----      ----          ----         ----        ----       ----
 INDEX-, CURRENCY-, AND EQUITY-LINKED SECURITIES     X         X         X            X             X           X         X
 Options on Futures(8)                               X         X         X            X             X           X         X
 Over the Counter Options                            X         X         X            X             X           X         X
 PUT AND CALL  OPTIONS(9)                            X         X         X            X             X           X         X
 Stock Index Options                                 X         X         X            X             X           X         X
 Straddles                                           X         X         X            X             X           X         X
 Warrants                                            X         X         X            X             X           X         X
 IPOs                                                X         X         X            X             X           X         X
 Other Investment Companies                          X         X         X            X             X           X         X
 Private Funds                                       X                   X
 Real Estate Securities                              X         X         X            X             X           X         X
 Restricted and Illiquid  Securities(10)             X         X         X            X             X           X         X
 TBA Sale Commitments                                X         X         X            X             X           X         X
 Zero Coupon and Pay-In-Kind                         X         X         X            X             X           X         X
 Supranational Agencies(11)                          X         X         X            X             X           X         X
INVESTMENT TECHNIQUES



                                                      ING        ING          ING
                                                   STRATEGIC   STRATEGIC   STRATEGIC              ING
                                                  ALLOCATION  ALLOCATION  ALLOCATION      ING     VALUE
                                                    BALANCED    GROWTH       INCOME   TECHNOLOGY  OPP.
ASSET CLASSES/ INVESTMENT TECHNIQUES                 FUND        FUND         FUND       FUND     FUND
------------------------------------                 ----        ----         ----       ----     ----
 INDEX-, CURRENCY-, AND EQUITY-LINKED SECURITIES       X          X            X           X        X
 Options on Futures(8)                                 X          X            X           X        X
 Over the Counter Options                              X          X            X           X        X
 PUT AND CALL  OPTIONS(9)                              X          X            X           X        X
 Stock Index Options                                   X          X            X           X        X
 Straddles                                             X          X            X           X        X
 Warrants                                              X          X            X           X        X
 IPOs                                                  X          X            X           X        X
 Other Investment Companies                            X          X            X           X        X
 Private Funds                                         X          X            X           X
 Real Estate Securities                                X          X            X           X        X
 Restricted and Illiquid  Securities(10)               X          X            X           X        X
 TBA Sale Commitments                                  X          X            X           X        X
 Zero Coupon and Pay-In-Kind                           X          X            X           X        X
 Supranational Agencies(11)                            X          X            X                    X
INVESTMENT TECHNIQUES


----------


(8) A Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of a Fund's total assets (100% in the case of ING Strategic Allocation Growth Fund and 60% in the case of ING Strategic Allocation Balanced) at market value at the time of entering into a contract and (b) no more than 5% of the assets at market value, at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.



(9) Each Fund except the ING Strategic Allocation Funds, is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. A fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. No Fund may buy options if more than 3% of its assets immediately following such purchase would consist of put options. The Funds may purchase call and sell put options on equity securities only to close out positions previously opened; the ING Strategic Allocation Funds are not subject to these restrictions. No Fund will write a call option on a security unless the call is "covered' (i.e. it already owns the underlying security). A Fund may purchase put options when ING Investments, Aeltus or AIC, in the case of ING Technology Fund, believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security.



(10) A Fund will not invest more than 15% (10% for ING Index Plus LargeCap, ING Index Plus MidCap and ING Index Plus SmallCap Funds) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, or securities offered pursuant to
      Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments, ING Aeltus, or AIC shall determine whether a particular security is deemed to be liquid based in the trading markets for the specific security and other factors.






(11) Each Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government.

                                                                                                            ING INDEX    ING
                                                    ING       ING   ING GROWTH    ING INDEX     ING INDEX     PLUS      SMALL
                                                  BALANCED  GROWTH  AND INCOME  PLUS LARGECAP  PLUS MIDCAP  SMALLCAP   COMPANY
ASSET CLASSES/ INVESTMENT TECHNIQUES                FUND     FUND      FUND          FUND         FUND        FUND       FUND
------------------------------------                ----     ----      ----          ----         ----        ----       ----
 Borrowing(12)                                       X         X         X            X             X           X         X
 Lending of Portfolio(13) Securities                 X         X         X            X             X           X         X
 Repurchase Agreements(14)                           X         X         X            X             X           X         X
 Reverse Repurchase Agreements and                   X                   X
 Dollar Rolls
 Securities, Interest Rate and Currency Swaps        X         X         X            X             X           X         X
 Short Sales(15)                                     X         X         X            X             X           X         X
 When-Issued Securities and Delayed-Delivery         X         X         X            X             X           X         X
 Transactions



                                                      ING        ING          ING
                                                   STRATEGIC   STRATEGIC   STRATEGIC              ING
                                                  ALLOCATION  ALLOCATION  ALLOCATION      ING     VALUE
                                                    BALANCED    GROWTH       INCOME   TECHNOLOGY  OPP.
ASSET CLASSES/ INVESTMENT TECHNIQUES                 FUND        FUND         FUND       FUND     FUND
------------------------------------                 ----        ----         ----       ----     ----
 Borrowing(12)                                         X          X            X           X        X
 Lending of Portfolio(13) Securities                   X          X            X           X        X
 Repurchase Agreements(14)                             X          X            X           X        X
 Reverse Repurchase Agreements and                     X          X            X
 Dollar Rolls
 Securities, Interest Rate and Currency Swaps          X          X            X           X        X
 Short Sales(15)                                       X          X            X           X        X
 When-Issued Securities and Delayed-Delivery           X          X            X           X        X
 Transactions


----------


(12) Each Fund may borrow up to 5% of the value of its assets from a bank for temporary or emergency purposes. The Funds may borrow for leveraging purposes only if after the borrowing, the value of the Funds' net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings.



(13) Each Fund may lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.



(14) Repurchase Agreements maturing in more than seven days will not exceed 10% of the total assets of a Fund.



(15) A Fund will not, except for ING Technology Fund, make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund, as described in this Statement and in the Prospectuses.

EQUITY INVESTMENTS; CONVERTIBLES


COMMON AND PREFERRED STOCKS



      Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives the Fund the right to vote on issues affecting the company's organization and operations. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Common stock and preferred stock are subject to a decline in the stock market or in the value of the issuing company and preferred stocks have price risk and some interest rate and credit risk.


CONVERTIBLE SECURITIES


      A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer-term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Funds because the Funds purchase such securities for their equity characteristics.


SYNTHETIC CONVERTIBLE SECURITIES


      "Synthetic" convertible securities, are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Funds may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of their net assets in such synthetic securities and other illiquid securities.


FOREIGN INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS, EUROPEAN DEPOSITARY RECEIPTS AND GLOBAL DEPOSITARY RECEIPTS

      Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts
(GDRs), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

EURODOLLAR CONVERTIBLE SECURITIES

      Eurodollar convertible securities are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Each Fund may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities, which are not listed, or represented by ADRs listed, on such exchanges. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States.

EURODOLLAR/YANKEE DOLLAR INSTRUMENTS

      Each Fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

      A Fund that invests in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, and therefore may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. Such Fund may either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean Won -- at a future date. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

      Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of each Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

FOREIGN MORTGAGE RELATED SECURITIES

      Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

FOREIGN AND EMERGING MARKET SECURITIES

      Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in possible liability to the purchaser.

      As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

      Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

      Although the Funds will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Investment Adviser or Sub-Adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Funds on these investments. The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less-established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.



SOVEREIGN DEBT SECURITIES



      Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which these Funds may invest may be rated below investment grade. These securities usually offer higher yields than higher-rated securities but are also subject to greater risk than higher-rated securities.






INTERNATIONAL DEBT SECURITIES


      International debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depository Receipts. These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities or zero coupon securities.

      In determining whether to invest in debt obligations of foreign issuers, the Fund will consider the relative yields of foreign and domestic high yield securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Fund's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.


      Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of a Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the

Securities Act of 1933, as amended, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended. The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Investment Adviser or Sub-Adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.


      Restrictions on Foreign Investments. Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

      The manner, in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund that invests in such countries. For example, a Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

      Substantial limitations may exist in certain countries with respect to a Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. No more than 15% of a Fund's net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

      Brady Bonds. Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, the Dominican Republic, Mexico, the Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.

FIXED INCOME SECURITIES

DEBT SECURITIES

      Each Fund may invest in debt securities. The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.

ADJUSTABLE RATE MORTGAGE SECURITIES


      Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.


      There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

CORPORATE DEBT SECURITIES

      Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in "High Yield Securities" below.

FLOATING OR VARIABLE RATE INSTRUMENTS

      Each Fund may invest in variable rate demand and floating rate instruments. Variable rate demand instruments held by a Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. A Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days, which cannot be disposed of promptly within seven business days in the usual course of business, without taking a reduced price, will be treated as illiquid securities.

GUARANTEED INVESTMENT CONTRACTS

      Under Guaranteed Investment Contracts ("GICs") issued by insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Fund which are not readily marketable, will not exceed 15% of a Fund's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

GNMA CERTIFICATES

      GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Such loans are initially made by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration (FHA) or Farmers' Home Administration (FMHA) or guaranteed by the Veterans Administration (VA). A GNMA Certificate represents an interest in a specific pool of such mortgages which, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each certificate is guaranteed by the full faith and credit of the United States Government.

      GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. "Modified pass through" type GNMA Certificates, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of issuers' and GNMA fees), whether or not the mortgagor has made such payment.

      GNMA Certificates are created by an "issuer," which is an FHA approved mortgage banker who also meets criteria imposed by GNMA. The issuer assembles a pool of FHA, FMHA, or VA insured or guaranteed mortgages with the same interest rate, maturity and type of dwelling. Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates backed by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.

      GNMA is authorized under the Federal National Housing Act to guarantee timely payment of principal and interest on GNMA Certificates. This guarantee is backed by the full faith and credit of the United States. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. When mortgages in the pool underlying GNMA Certificates are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders. Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular GNMA certificate, but FHA statistics indicate that 25 to 30 year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA certificates are backed by mortgages of this type, and accordingly the generally accepted practice has developed to treat GNMA certificates as 30-year securities which prepay fully in the 12th year.

      GNMA certificates bear a nominal "coupon rate" which represents the effective FHA-VA mortgage rate at the time of issuance, less 0.5%, which constitutes the GNMA and issuer's fees. For providing its guarantees,

GNMA receives an annual fee of 0.06% of the outstanding principal on certificates backed by single family dwelling mortgages, and the issuer receives an annual fee of 0.44% for assembling the pool and for passing through monthly payments of interest and principal.

      Payments to holders of GNMA certificates consist of the monthly distributions of interest and principal less the GNMA and issuer's fees. The actual yield to be earned by a holder of a GNMA certificate is calculated by dividing such payments by the purchase price paid for the GNMA certificate (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA certificates. Because of the variation in the life of the pools of mortgages which back various GNMA certificates, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of GNMA certificates, such as that in which the Fund is invested, will differ significantly from the yield estimated by using an assumption of a 12 year life for each GNMA certificate included in such a portfolio as described.

      The actual rate of prepayment for any GNMA certificate does not lend itself to advance determination, although regional and other characteristics of a given mortgage pool may provide some guidance for investment analysis. Also, secondary-market trading of outstanding GNMA certificates tends to be concentrated in issues bearing the current coupon rate.

      Construction loan securities are issued to finance building costs. The funds are disbursed as needed or in accordance with a prearranged plan. The securities provide for the timely payment to the registered holder of interest at the specified rate plus scheduled installments of principal. Upon completion of the construction phase, the construction loan securities are terminated, and project loan securities are issued. It is each Fund's policy to record these GNMA certificates on trade date, and to segregate assets to cover its commitments on trade date as well.


      GNMA CERTIFICATES -- WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - GNMA Certificates may at times be purchased or sold on a delayed-delivery basis or on a when-issued basis. These transactions arise when GNMA Certificates are purchased or sold by a Fund with payment and delivery taking place in the future, in order to secure what is considered to be an advantageous price and yield to the Fund. No payment is made until delivery is due, often a month or more after the purchase. The settlement date on such transactions will take place no more than 120 days from the trade date. When a Fund engages in when-issued and delayed-delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. While when-issued GNMA Certificates may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a GNMA Certificate on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. ING and the Sub-Adviser each does not believe that a Fund's net asset value or income will be adversely affected by the purchase of GNMA Certificates on a when-issued basis. A Fund may invest in when-issued securities without other conditions. Such securities either will mature or be sold on or about the settlement date. A Fund may earn interest on such account or securities for the benefit of shareholders.


HIGH YIELD SECURITIES


      High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's, S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by the Sub-Adviser.

These securities include:

     (a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S&P;

     (b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

     (c)   any securities convertible into any of the foregoing.


     Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in a Fund's net asset values. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing a Fund's objectives, ING Investments or the Sub-Adviser seeks to identify situations in which ING Investments or the Sub-Adviser believes that future developments will enhance the creditworthiness and the ratings of the issuer.


Some of the risks associated with high-yield bonds include:

     Sensitivity to Interest Rate and Economic Changes   High-yield bonds are
more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.

     Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and a Fund's net asset values. Furthermore, in the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

     Payment Expectations   High-yield bonds present risks based on payment
expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

     Liquidity and Valuation Risks   Some issues of high-yield bonds may be
traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.


     Limitations of Credit Ratings    The credit ratings assigned to high-yield
bonds may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the Sub-Adviser primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings.

Thus the achievement of a Fund's investment objective may be more dependent on ING Aeltus' own credit analysis than might be the case for a fund which does not invest in these securities.


MORTGAGE RELATED SECURITIES

      The Funds may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. Government. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

      Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by a Fund might be converted to cash, and the Fund could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

      CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity"--the latest date by which the tranche can be completely repaid, assuming no repayments--and has an "average life"--the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

      CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government, such as GNMA, or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter their cash flows.


      Risks of Mortgage Related Investment   Investments in mortgage-related
securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Because investments in mortgage-related securities are interest rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest -only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A Fund could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.


MUNICIPAL SECURITIES

      Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

      In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities, including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations and to raise funds for general operating expenses and lending to other public institutions and facilities.

      The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund. Insured municipal debt involves scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

      Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

      Moral Obligation Securities - Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality which created the issuer.

      Industrial Development and Pollution Control Bonds - These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

      Municipal Lease Obligations - These are lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. A Fund may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

      The Funds will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Investment Adviser or Sub-Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Investment Adviser or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

      Short-Term Municipal Obligations - These securities include the following:

      Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

      Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

      Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

      Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

      Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

SHORT-TERM INVESTMENTS

      Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

      A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers plays an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

      For foreign banks, there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

      In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

SAVINGS ASSOCIATION OBLIGATIONS

      The certificates of deposit (interest-bearing time deposits) in which a Fund may invest are issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

MUNICIPAL LEASE OBLIGATIONS

      Municipal Lease Obligations - These are lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. A Fund may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

SUBORDINATED MORTGAGE SECURITIES

      Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Funds may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

      The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

      In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

      A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

      A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Funds by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Funds would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The Investment Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Investment Adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Funds seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Investment Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Investment Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

INTEREST/PRINCIPAL ONLY STRIPPED MORTGAGE BACKED SECURITIES

      Each Fund may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of STRIPS are generally more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

TAX EXEMPT INDUSTRIAL DEVELOPMENT BOND AND POLLUTION CONTROL BONDS

      Tax Exempt Industrial Development Bond and Pollution Control Bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

UNITED STATES GOVERNMENT SECURITIES

      Investments in U.S. Government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. Government securities are instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself if the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such agencies or instrumentalities only when the Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

OTHER INVESTMENTS

ASSET BACKED SECURITIES (NON-MORTGAGE)

         Each Fund may invest in non-mortgage asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

         Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

         The collateral behind certain asset-backed securities (such as CARs and CARDs) tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

         The coupon rate, of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

BANKING INDUSTRY OBLIGATIONS

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

         A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers plays an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

         In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.


DERIVATIVES

         DEALER OPTIONS Certain risks are specific to dealer options and exchange-traded options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

         Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

         The Staff of the SEC takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

         FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS

         A Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

         A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

         Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

         The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

         When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends (as well as expenses associated with creating the hedge). If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.


         Investments in futures contracts on fixed income securities involve the risk that if ING Investment's or ING Aeltus' judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.


         Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

         Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

         "Margin" is the amount of funds that must be deposited by a Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a Fund's futures contracts. A margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

         If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to a Fund. These daily payments to and from a Fund are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, each Fund will mark-to-market the current value of its open futures contracts. Each Fund expects to earn interest income on its initial margin deposits.

         When a Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

         A Fund can buy and write (sell) options on futures contracts.

         Potential Lack of a Liquid Secondary Market Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Fund will establish a futures or option position only if there appears to be a liquid secondary market, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability to effectively hedge its portfolio, or the relevant portion thereof.

         The trading of futures and options contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         FOREIGN CURRENCY OPTIONS

         A Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to a Fund's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by a Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

         FORWARD FOREIGN CURRENCY CONTRACTS


         Forward contracts for foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. A Fund may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency, which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. Each Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the Sub-Adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Fund may experience losses or gains on both the underlying security and the cross currency hedge.


         Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

         The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

         At or before the maturity of a forward exchange contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

         The cost of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Sub-Adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.


         Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

         INDEX-, CURRENCY- AND EQUITY-LINKED SECURITIES

         "Index-linked" notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Composite Stock Price Index. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.


         Index and currency-linked securities are derivative instruments that may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Adviser or Sub-Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Adviser or Sub-Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.



         OPTIONS ON FUTURES



         A futures option gives a Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by the Fund.



         OVER THE COUNTER OPTIONS



         The staff of the SEC has taken the position that purchased over-the-counter options ("OTC Options") and the assets used as cover for written OTC Options are illiquid securities. A Fund will write OTC Options only with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System ("primary dealers"). In connection with these special arrangements, the Fund intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Investment Adviser. Under these special arrangements, the Fund will enter into contracts with primary dealers that provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." "Strike price" refers to the price at which an option will be exercised. "Cover assets" refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund. Under such circumstances, the Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Fund might pay more to repurchase the OTC Option contract than the Fund would pay to close out a similar exchange traded option.


         PUT AND CALL OPTIONS


         A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of ING Investments or the Sub-Adviser.


         The Funds will not write call options on when-issued securities. The Funds purchase call options on primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

         So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

         When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

         An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

         A Fund may write calls on and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or [market indices] is that a Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, a Fund might occasionally not be able to close the option because of insufficient activity in the options market.

         In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

         If a put option is sold by a Fund, the Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

         The purchase of put options may be used to protect a Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options may also be used by the Fund when it does not hold the underlying security.

         The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of that Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect a closing transaction at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

         FOREIGN FUTURES CONTRACTS AND FOREIGN OPTIONS Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on, or subject to, the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (NFA), nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

         Additional Restrictions on the Use of Futures and Option Contracts CFTC regulations require that to prevent a Fund from being a commodity pool the Funds enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, each Fund expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Fund in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for futures contracts and premiums for options will not exceed 5% of a Fund's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

         Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

         The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

         At or before the maturity of a forward exchange contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

         The cost of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Sub-Adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.


         Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

         Swap Transactions The interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices in which a Fund may invest are described in the Prospectuses. A Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         Risks of Investing in Options There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

         In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.

WARRANTS

         A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

INITIAL PUBLIC OFFERINGS

         Initial Public Offerings (IPOs) occur when a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

         The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Funds' sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Funds. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Funds' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

         The effect of an IPO investment can have a magnified impact on the Funds' performance when the Funds' asset bases are small. Consequently, IPOs may constitute a significant portion of the Funds' returns particularly when the Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Funds' assets as it increases in size and, therefore, have a more limited effect on the Funds' performance.

There can be no assurance that IPOs will continue to be available for the Funds to purchase. The number or quality of IPOs available for purchase by the Funds may vary, decrease or entirely disappear. In some cases, the Funds may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Funds to realize a profit.

OTHER INVESTMENT COMPANIES

            Each Fund may invest up to 10% of its assets in other investment companies. A Fund may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as that Fund. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

EXCHANGE TRADED FUNDS (ETFS).

         Exchange Traded Funds ("ETFs") are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

PRIVATE FUNDS

         U.S. or foreign private limited partnerships or other investment funds, which are referred to as Private Funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the Fund's entire investment in the Private Fund.

         Private investment funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Fund owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Fund receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.

         The pooled investments allow the Fund to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Fund significantly. However, the Fund bears any expenses incurred by the trust. In addition, the Fund assumes the liquidity risks generally associated the privately offered pooled investments.

         Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and "qualified purchasers" or "qualified institutional buyers" for privately offered securities.

         The Fund cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

         Private investment funds also include investments certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed income investments.


SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES



         The Funds consider securities of companies with limited operating histories to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies.


REAL ESTATE SECURITIES

         Investments in real estate securities include interests in real estate investment trusts ("REITs"), real estate development, real estate operating companies, ("REOCs") and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both. A REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing.

         Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

RESTRICTED AND ILLIQUID SECURITIES


         Each Fund may invest in a restricted security or an illiquid security if the Investment Adviser or a Sub-Adviser believes that it presents an attractive investment opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the Investment Adviser or a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition.


         Because of the nature of these securities, a considerable period of time may elapse between a Fund's decision to dispose of these securities and the time when a Fund is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A) may be negotiated at the time such securities are purchased by a Fund. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when a Fund would be permitted to sell them. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by a Fund at a time when such resale would be desirable. Securities that are not readily marketable will be valued by a Fund in good faith pursuant to procedures adopted by the Company's Board of Directors.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under a Fund's procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

TBA SALE COMMITMENTS

         Each Fund may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

ZERO COUPON AND PAY-IN-KIND SECURITIES

         Zero coupon and deferred interest securities, are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

         The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Fund may realize no return on its investment, because these securities do not pay cash interest.




SUPRANATIONAL AGENCIES


         Securities of supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

INVESTMENT TECHNIQUES

BORROWING

         If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint.

         When a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

         Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, each Fund may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities provided that the value of the loaned securities does not exceed 33 1/3% of the Fund's total assets. No lending may be made with any companies affiliated with the Investment Adviser. These loans earn income for the Funds and are collateralized by cash, securities or letters of credit. The Funds might experience a loss if the financial institution defaults on the loan. The Funds seek to mitigate this risk through contracted indemnification upon default.

         The borrower at all times during the loan must maintain with the Funds cash or cash equivalent collateral or provide to the Funds an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Funds any interest paid on such securities, and the Funds may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Funds or the borrower at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. The Fund could incur losses in connection with the investment of such cash collateral.

REPURCHASE AGREEMENTS

         Repurchase agreements may be considered to be loans by the Funds for purposes of the 1940 Act. Each repurchase agreement must be collateraltized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Adviser or Sub-Adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of a Fund.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

           Reverse repurchase agreement transactions involve the sale of U.S. Government securities held by a Fund, with an agreement that a Fund will repurchase such securities at an agreed upon price and date. A Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of a Fund's total assets. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.


         In a dollar roll transaction, a Fund sells a mortgage security held in the portfolio to a financial institutional such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When a Fund enters into a dollar roll transaction, cash and/or liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.


         Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for a Fund depends upon the "costs of the agreements" (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or "substantially the same" security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then a Fund's net asset value will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase a Fund's yield in the manner described above; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SECURITIES, INTEREST RATE AND CURRENCY SWAPS

          Interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices in which a Fund may invest are described in the Prospectuses. A Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

SHORT SALES AGAINST THE BOX

           If a Fund sells short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

TEMPORARY DEFENSIVE POSITIONS


A Fund may invest in short-term, high-quality debt instruments and in U.S. Government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) to invest cash flow pending the Investment Adviser's or the Sub-Adviser's determination to do so within the investment guidelines and policies of the Fund; (iii) to permit the Fund to meet redemption requests; and (iv) to take a temporary defensive position. Although it is expected that a Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Fund may invest for temporary defensive purposes include (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. The Funds will invest in short-term instruments that do not have a maturity of greater than one year.


WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY SECURITIES

         In order to secure prices or yields deemed advantageous at the time the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Funds may also enter into forward commitments. The Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Fund will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be "marked to market" daily. Each Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, a Fund may realize a capital gain or loss. When a Fund engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

         When the time comes to pay for the securities acquired on a delayed delivery basis, a Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Depending on market conditions, the Funds could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.

                             MANAGEMENT OF THE FUNDS

Set forth in the table below is information about each Director of the Company


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                               TERM OF                                           PORTFOLIOS IN
                                              OFFICE AND                                              FUND
                                              LENGTH OF                                             COMPLEX         OTHER BOARD
   NAME, ADDRESS AND      POSITION(S) HELD       TIME       PRINCIPAL OCCUPATION(S) DURING THE    OVERSEEN BY   MEMBERSHIPS HELD BY
          AGE                 WITH FUND       SERVED(1)                PAST 5 YEARS               DIRECTOR****       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
J. SCOTT FOX(2)           Director          Since 1997     President and Chief Executive               54       Mr. Fox serves as
10 State House Square                                      Officer (April 2001 to present),                     director of the
Hartford, Connecticut                                      Managing Director and Chief                          board of IPC
06107                                                      Operating Officer (April 1994 to                     Financial Network,
Date of Birth:                                             April 2001), Chief Financial Officer                 Inc. (January 2001
02/01/1955                                                 (April 1994 to July 2001), Aeltus                    to present)
                                                           Investment Management, Inc.;
                                                           Executive Vice President (April
                                                           2001 to present), Director,
                                                           Chief Operating Officer
                                                           (February 1995 to present),
                                                           Chief Financial Officer,
                                                           Managing Director (February 1995
                                                           to April 2001), Aeltus Capital,
                                                           Inc; Senior Vice President -
                                                           Operations, Aetna Life Insurance
                                                           and Annuity Company, March 1997
                                                           to December 1997.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                               TERM OF                                           PORTFOLIOS IN
                                              OFFICE AND                                              FUND
                                              LENGTH OF                                             COMPLEX         OTHER BOARD
   NAME, ADDRESS AND      POSITION(S) HELD       TIME       PRINCIPAL OCCUPATION(S) DURING THE    OVERSEEN BY   MEMBERSHIPS HELD BY
          AGE                 WITH FUND       SERVED(1)                PAST 5 YEARS               DIRECTOR****       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. MCINERNEY(3)    Director          February 2001  Chief Executive Officer, ING U.S.          161       Director,
7337 E. Doubletree                          - Present      Financial Services (September 2001 -                 Hemisphere, Inc.
Ranch Rd.                                                  Present); General Manager and Chief                  (May 2003 -
Scottsdale, Arizona                                        Executive Officer, ING U.S. Worksite                 Present); Trustee,
85258                                                      Financial Services (December 2000 -                  ING Investors Trust
Date of Birth:                                             Present); Member, ING Americas                       (February 2002 -
05/05/1956                                                 Executive Committee (2001 -                          Present); Director,
                                                           Present); President, Chief Executive                 Equitable Life
                                                           Officer and Director of Northern                     Insurance Co.,
                                                           Life Insurance Company (March 2001 -                 Golden American Life
                                                           October 2002), ING Aeltus Holding                    Insurance Co., Life
                                                           Company, Inc. (2000 - Present), ING                  Insurance Company of
                                                           Retail Holding Company (1998 -                       Georgia, Midwestern
                                                           Present), ING Life Insurance and                     United Life
                                                           Annuity Company (September 1997 -                    Insurance Co.,
                                                           November 2002) and ING Retirement                    ReliaStar Life
                                                           Holdings, Inc. (1997 - Present).                     Insurance Co.,
                                                           Formerly, General Manager and Chief                  Security Life of
                                                           Executive Officer, ING Worksite                      Denver, Security
                                                           Division (December 2000 - October                    Connecticut Life
                                                           2001), President, ING-SCI, Inc.                      Insurance Co.,
                                                           (August 1997 - December 2000);                       Southland Life
                                                           President, Aetna Financial Services                  Insurance Co., USG
                                                           (August 1997 - December 2000); Head                  Annuity and Life
                                                           of National Accounts, Core Sales and                 Company, and United
                                                           Marketing, Aetna U.S. Healthcare                     Life and Annuity
                                                           (April 1996 - March 1997).                           Insurance Co. Inc
                                                                                                                (March 2001 -
                                                                                                                Present); Trustee,
                                                                                                                Ameribest Life
                                                                                                                Insurance Co.,
                                                                                                                (2001-2003);
                                                                                                                Trustee, First
                                                                                                                Columbine Life
                                                                                                                Insurance Co.,
                                                                                                                (2001-2002); Member
                                                                                                                of the Board,
                                                                                                                National Commission
                                                                                                                on Retirement
                                                                                                                Policy, Governor's
                                                                                                                Council on Economic
                                                                                                                Competitiveness and
                                                                                                                Technology of
                                                                                                                Connecticut,
                                                                                                                Connecticut Business
                                                                                                                and Industry
                                                                                                                Association,
                                                                                                                Bushnell;
                                                                                                                Connecticut Forum;
                                                                                                                Metro Hartford
                                                                                                                Chamber of Commerce;
                                                                                                                and is Chairman,
                                                                                                                Concerned Citizens
                                                                                                                for Effective
                                                                                                                Government.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                               TERM OF                                           PORTFOLIOS IN
                                              OFFICE AND                                              FUND
                                              LENGTH OF                                             COMPLEX         OTHER BOARD
   NAME, ADDRESS AND      POSITION(S) HELD       TIME       PRINCIPAL OCCUPATION(S) DURING THE    OVERSEEN BY   MEMBERSHIPS HELD BY
          AGE                 WITH FUND       SERVED(1)                PAST 5 YEARS               DIRECTOR****       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE NOT "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
ALBERT E. DEPRINCE, JR.   Director          June 1998 -    Director, Business and Economic             54       None
3029 St. Johns Drive                        Present        Research Center, August 1999 to
Murfreesboro, Tennessee                                    present, and Professor of Economics
37129                                                      and Finance, Middle Tennessee State
Date of Birth:                                             University, August 1991 to present.
04/24/1941
------------------------------------------------------------------------------------------------------------------------------------
MARIA T. FIGHETTI         Director          April 1994 -   Associate Commissioner for Contract         54       None
325 Piermont Road                           Present        Management, Health Services, New
Closter, New Jersey                                        York City Department of Mental
07624                                                      Health, Mental Retardation and
Date of Birth:                                             Alcohol Services July 1973 to
09/07/1943                                                 October 2002.
------------------------------------------------------------------------------------------------------------------------------------
SIDNEY KOCH               Director          April 1994 -   Financial Adviser, self-employed,           54       None
455 East 86th Street                        Present        January 1993 to present.
New York, New York 10028
Date of Birth:
04/22/1935
------------------------------------------------------------------------------------------------------------------------------------
CORINE T. NORGAARD        Director          June 1991 -    Dean of the Barney School of                54       Director, Mass
556 Wormwood Hill                           Present        Business, University of Hartford,                    Mutual Corporate
Mansfield Center,                                          August 1996 to present.                              Investors (April
Connecticut 06250                                                                                               1997 - Present)
Date of Birth:
06/20/1937
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                               TERM OF                                           PORTFOLIOS IN
                                              OFFICE AND                                              FUND
                                              LENGTH OF                                             COMPLEX         OTHER BOARD
   NAME, ADDRESS AND      POSITION(S) HELD       TIME       PRINCIPAL OCCUPATION(S) DURING THE    OVERSEEN BY   MEMBERSHIPS HELD BY
          AGE                 WITH FUND       SERVED(1)                PAST 5 YEARS               DIRECTOR****       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
EDWARD T. O'DELL          Director          June 2002 -    Formerly, Partner/Chairman,                 54       None
7337 E. Doubletree                          Present        Financial Service Group, Goodwin
Ranch Rd.                                                  Procter LLP (June 1966 to September
Scottsdale, Arizona                                        2000); Chairman, Committee I -
85258                                                      International Bar Association (1995
Date of Birth:                                             to 1999).
11/26/1935
------------------------------------------------------------------------------------------------------------------------------------
JOSEPH E. OBERMEYER (4)   Director          January 2003   President, Obermeyer & Associates,          54       None
9909 NE 4th Avenue Rd.                      - Present      Inc. (November 1999 to present) and
Miami Shores, FL 33138                                     Senior Manager, Arthur Anderson, LLP
Date of Birth:                                             (1995 - October 1999).
10/24/1957
------------------------------------------------------------------------------------------------------------------------------------



     (1) Directors serve until their successors are duly elected and qualified.
     (2) Mr. Fox is an "interested person", as defined by the 1940 Act, because of his relationship with Aeltus Investment Management, Inc, an affiliate of ING Investments, LLC.
     (3) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his relationship with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.
     (4) Mr. Obermeyer was elected to the Board on January 1, 2003.



     **** FOR THE PURPOSES OF THIS TABLE, "FUND COMPLEX" MEANS THE FOLLOWING INVESTMENT COMPANIES: ING EQUITY TRUST; ING FUNDS TRUST; ING INVESTMENT FUNDS, INC.; ING INVESTORS TRUST; ING MAYFLOWER TRUST; ING MUTUAL FUNDS; ING PRIME RATE TRUST; ING SENIOR INCOME FUND; ING VARIABLE INSURANCE TRUST; ING VARIABLE PRODUCTS TRUST; ING EMERGING MARKETS FUND, INC.; ING VP NATURAL RESOURCES TRUST; USLICO SERIES FUND, ING PARTNERS, INC.; ING VP BALANCED PORTFOLIO, INC.; ING STRATEGIC ALLOCATION PORTFOLIO, INC.; ING GET FUNDS; ING VP BOND PORTFOLIO; ING VP MONEY MARKET PORTFOLIO; ING VARIABLE FUNDS, INC.; ING VARIABLE PORTFOLIOS, INC.; AND ING SERIES FUND, INC.

OFFICERS

         Information about the ING Funds' officers are set forth in the table below:


------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND             POSITIONS HELD WITH       TERM OF OFFICE AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
AGE                           THE COMPANY               TIME SERVED                     YEARS (1)
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY             President, Chief          February 2002 - Present         President and Chief Executive Officer, ING
7337 E. Doubletree Ranch Rd.  Executive Officer and                                     Capital Corporation, LLC, ING Funds
Scottsdale, Arizona 85258     Chief Operating Officer                                   Services, LLC, ING Advisors, Inc., ING
Date of Birth:  04/09/1949                                                              Investments, LLC, Lexington Funds
                                                                                        Distributor, Inc., Express America T.C.,
                                                                                        Inc. and EAMC Liquidation Corp. (December
                                                                                        2001 - Present); Executive Vice President
                                                                                        and Chief Operating Officer and ING Funds
                                                                                        Distributor, LLC (June 2000 - Present).
                                                                                        Formerly, Executive Vice President and Chief
                                                                                        Operating Officer, ING Quantitative
                                                                                        Management, Inc. (October 2001 - September
                                                                                        2002), Senior Executive Vice President (June
                                                                                        2000 - December 2000) and Secretary (April
                                                                                        1995 - December 2000), ING Capital
                                                                                        Corporation, LLC, ING Funds Services, LLC,
                                                                                        ING Investments, LLC, ING Advisors, Inc.,
                                                                                        Express America T.C., Inc. and EAMC
                                                                                        Liquidation Corp.; Executive Vice President,
                                                                                        ING Capital Corporation, LLC and its
                                                                                        affiliates (May 1998 - June 2000); and
                                                                                        Senior Vice President, ING Capital
                                                                                        Corporation, LLC and its affiliates (April
                                                                                        1995 - April 1998).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND             Executive Vice            April 2002 - Present            Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.  President, Assistant                                      Officer and Treasurer, ING Funds Services,
Scottsdale, Arizona 85258     Secretary                                                 LLC, ING Funds Distributor, LLC, ING
Date of Birth:  05/30/1958                                                              Advisors, Inc., ING Investments, LLC, Inc.,
                              Principal Financial       February 2002 -- Present        Lexington Funds Distributor, Inc., Express
                              Officer                                                   America T.C., Inc. and EAMC Liquidation
                                                                                        Corp. (December 2001 - Present). Formerly,
                                                                                        Executive Vice President, Chief Financial
                                                                                        Officer and Treasurer ING Quantitative
                                                                                        Management (December 2001 - September 2002),
                                                                                        Senior Vice President, ING Funds Services,
                                                                                        LLC, ING Investments, LLC and ING Funds
                                                                                        Distributor, LLC (June 1998 - December 2001)
                                                                                        and Chief Financial Officer of Endeavor
                                                                                        Group (April 1997 - June 1998).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND             POSITIONS HELD WITH       TERM OF OFFICE AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
AGE                           THE COMPANY               TIME SERVED                     YEARS (1)
------------------------------------------------------------------------------------------------------------------------------------
STANLEY D. VYNER              Executive Vice President  February 2002 - Present         Executive Vice President, ING Advisors, Inc.
7337 E. Doubletree Ranch Rd.                                                            and ING Investments, LLC (July 2000 -
Scottsdale, Arizona 85258                                                               Present) and Chief Investment Officer of the
Date of Birth:  05/14/1950                                                              International Portfolios, ING Investments,
                                                                                        LLC (July 1996 - Present). Formerly,
                                                                                        President and Chief Executive Officer, ING
                                                                                        Investments, LLC (August 1996 - August
                                                                                        2000).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA                Senior Vice President     February 2002 - Present         Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.  and Assistant Secretary                                   Secretary, ING Funds Services, LLC, ING
Scottsdale, Arizona 85258                                                               Funds Distributor, LLC, ING Advisors, Inc.,
Date of Birth:  06/17/1963                                                              ING Capital Corporation, LLC, ING
                                                                                        Investments, LLC (October 2001 - Present)
                                                                                        and Lexington Funds Distributor, Inc.
                                                                                        (December 2001 - Present). Formerly, Senior
                                                                                        Vice President and Assistant Secretary, ING
                                                                                        Quantitative Management, Inc. (October 2001
                                                                                        - September 2002), Vice President, ING
                                                                                        Investments, LLC (April 1997 - October
                                                                                        1999), ING Funds Services, LLC (February
                                                                                        1997 - August 1999) and Assistant Vice
                                                                                        President, ING Funds Services, LLC (August
                                                                                        1995 - February 1997).
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON          Vice President            February 2002 - Present         Vice President and Secretary, ING Funds
7337 E. Doubletree Ranch Rd.                                                            Services, LLC, ING Funds Distributor, LLC,
Scottsdale, Arizona 85258                                                               ING Advisors, Inc., ING Investments, LLC
Date of Birth:  07/25/1964    Secretary                 February 2003 - September 2003  (October 2001 - Present) and Lexington Funds
                                                                                        Distributor, Inc. (December 2001 - Present).
                                                                                        Formerly, Vice President, ING Quantitative
                                                                                        Management, Inc. (October 2001 - September
                                                                                        2002); Assistant Vice President, ING Funds
                                                                                        Services, LLC (November 1999 - January 2001)
                                                                                        and has held various other positions with
                                                                                        ING Funds Services, LLC for more than the
                                                                                        last five years.
------------------------------------------------------------------------------------------------------------------------------------
THERESA K. KELETY             Secretary                 September 2003 - Present        Joined ING in April 2003 as Counsel
7337 E. Doubletree Ranch Rd.                                                            specializing in securities law, particularly
Scottsdale, Arizona 85258                                                               the 1940 Act and the Advisers Act; prior to
Date of Birth: 02/28/1963                                                               joining ING, practiced for nine years with
                                                                                        private law firms, including with Shearman &
                                                                                        Sterling beginning in 2000 and previously
                                                                                        with Sutherland Asbill & Brennan,
                                                                                        specializing in legal issues arising under
                                                                                        the 1940 Act, the Advisers Act, and NASD
                                                                                        regulations applicable to mutual funds.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND             POSITIONS HELD WITH       TERM OF OFFICE AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
AGE                           THE COMPANY               TIME SERVED                     YEARS (1)
------------------------------------------------------------------------------------------------------------------------------------
DAVID GREENWALD               Vice-President            August 2003 - Present           Vice President of Mutual Fund Compliance of
7337 E. Doubletree Ranch Rd.                                                            ING Funds Services, LLC (May 2003 -
Scottsdale, Arizona 85258                                                               Present). Formerly Assistant Treasurer and
Date of Birth:                                                                          Director of Mutual Fund Compliance and
09/24/1957                                                                              Operations of American Skandia, A Prudential
                                                                                        Financial Company (October 1996 - May 2003).
------------------------------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV              Vice President and        February 2002 - Present         Vice President, ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.  Treasurer                                                 (October 2001 - Present) and ING
Scottsdale, Arizona 85258                                                               Investments, LLC (August 1997 - Present);
Date of Birth:  09/25/1967                                                              Accounting Manager, ING Investments, LLC
                                                                                        (November 1995 - Present).
------------------------------------------------------------------------------------------------------------------------------------
LAUREN D. BENSINGER           Vice President            March 2003 - Present            Vice President and Chief Compliance Officer,
7337 E. Doubletree Ranch Rd.                                                            ING Funds Distributor, LLC. (July 1995 -
Scottsdale, Arizona 85258                                                               Present); Vice President (February 1996 -
Date of Birth:  02/06/1954                                                              Present) and Chief Compliance Officer
                                                                                        (October 2001 - Present) ING Investments,
                                                                                        LLC; Vice President and Chief Compliance
                                                                                        Officer, ING Advisors, Inc. (July 2000 -
                                                                                        Present), Vice President and Chief
                                                                                        Compliance Officer, ING Quantitative
                                                                                        Management, Inc. (July 2000 - September
                                                                                        2002), and Vice President, ING Fund
                                                                                        Services, LLC (July 1995 - Present).
------------------------------------------------------------------------------------------------------------------------------------
TODD MODIC                    Vice President            September 2003 - Present        Director of Financial Reporting, ING
7337 E. Doubletree Ranch Rd.                                                            Investments, LLC (March 2001 - Present).
Scottsdale, Arizona 85258     Assistant Vice President  April 2002 - September 2003     Formerly, Director of Financial Reporting,
Date of Birth:  11/03/1967                                                              Axient Communications, Inc. (May 2000 -
                                                                                        January 2001) and Director of Finance,
                                                                                        Rural/Metro Corporation (March 1995 - May
                                                                                        2000).
------------------------------------------------------------------------------------------------------------------------------------
MARIA M. ANDERSON             Assistant Vice President  April 2002 - Present            Assistant Vice President, ING Funds
7337 E. Doubletree Ranch Rd.                                                            Services, LLC (October 2001 - Present).
Scottsdale, Arizona 85258                                                               Formerly, Manager of Fund Accounting and
Date of Birth:  05/29/1958                                                              Fund Compliance, ING Investments, LLC
                                                                                        (September 1999 - November 2001); Section
                                                                                        Manager of Fund Accounting, Stein Roe Mutual
                                                                                        Funds (July 1998 - August 1999); and
                                                                                        Financial Reporting Analyst, Stein Roe
                                                                                        Mutual Funds (August 1997 - July 1998).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND             POSITIONS HELD WITH       TERM OF OFFICE AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
AGE                           THE COMPANY               TIME SERVED                     YEARS (1)
------------------------------------------------------------------------------------------------------------------------------------
SUSAN KINENS                  Assistant Vice            March 2003 - Present            Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.  President and Assistant                                   Secretary, ING Funds Services, LLC (December
Scottsdale, Arizona 85258     Secretary                                                 2002 - Present); and has held various other
Date of Birth:  12/31/1976                                                              positions with ING Funds Services, LLC for
                                                                                        the last five years.
------------------------------------------------------------------------------------------------------------------------------------



(1) The following documents the evolution of the name of each corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim
----------------------------------------------------------------
     Investments, LLC)
     -----------------
   ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim
     Investments, LLC)
   ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim
     Investments, LLC)
   ING Pilgrim Investments, LLC (February 2001 - formed)
   ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim
     Investments, Inc.)
   Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments, Inc.) Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America
     Investments, Inc.)
   Pilgrim America Investments, Inc. (April 1995 - name changed from Newco
     Advisory Corporation)
   Newco Advisory Corporation (December 1994 - incorporated)

   **Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar
    Investment Management Corporation)


ING Funds Distributor, LLC. (October 2002)
------------------------------------------
   ING Funds Distributor, Inc. (October 2002 - merged into ING Funds
     Distributor, LLC)
   ING Funds Distributor, LLC (October 2002 - formed)
   ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
     Securities, Inc.)
   Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
     Inc.)
   Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America
     Securities, Inc.)
   Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
     Distributors Corporation)
   Newco Distributors Corporation (December 1994 - incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)
------------------------------------------------------------------------------
   ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
     Management Corporation)
   ING Lexington Management Corporation (October 2000 - name changed from
     Lexington Management Corporation)
   Lexington Management Corporation (December 1996 - incorporated)

ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)
-------------------------------------------------------------------------------
   ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)
   ING Pilgrim Group, LLC (February 2001 - formed)
   ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group,
     Inc.)
   Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group,
     Inc.)
   Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group,
     Inc.)
     Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group, Inc.)
   Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings
     Management Corporation)
   Newco Holdings Management Corporation (December 1994 - incorporated)

ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital
--------------------------------------------------------------------------------
   Corporation, LLC)
   -----------------
   ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim
     Capital Corporation, LLC)
   ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
   ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
     Capital Corporation)
   Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim
     Holdings Corporation)
   Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
     Holdings, Inc.)
   Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
     Corporation)
   Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
     Capital Corporation)
   Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital
     Corporation)
   Pilgrim America Capital Corporation (April 1997 - incorporated)

ING Quantitative Management, Inc. (September 2002 - Dissolved)
--------------------------------------------------------------
   ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim
     Quantitative Management, Inc.)
   ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from
     Market Systems Research Advisors)
   Market Systems Research Advisors, Inc. (November 1986 - incorporated)

BOARD OF DIRECTORS

The Board governs each Fund and is responsible for protecting the interests of the shareholders. The Directors are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.

Committees


The Board has an Audit Committee whose function is to meet with the independent auditors of each Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists Dr. DePrince, Ms. Fighetti, Mr. Koch, Ms. Norgaard, Mr. O'Dell, and Mr. Obermeyer (collectively the "Independent Directors"). Ms. Norgaard currently serves as Chairman and Ms. Fighetti currently serves as Vice Chairman of the Committee. The Audit Committee held four (4) meetings during the calendar year ended December 31, 2002.


The Board has formed a Contract Committee whose function is to consider, evaluate and make recommendations to the full Board of Directors concerning contractual arrangements with service providers to the Funds and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any Fund or its shareholders. The Contract Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Ms. Norgaard, Mr. Obermeyer and Mr. O'Dell. Mr. Koch currently serves as Chairman and Dr. DePrince currently serves as Vice Chairman of the Committee. The Contract Committee held two (2) meetings during the calendar year ended December 31, 2002.


The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. The Nominating Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Ms. Norgaard, Mr. Obermeyer and Mr. O'Dell. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held four (4) meetings during the calendar year ended December 31, 2002.


The Board has established a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management. The Valuation Committee currently consists of Mr. Koch, Dr. DePrince, Ms. Fighetti, Ms. Norgaard, Mr. Obermeyer and Mr. O'Dell. The Valuation Committee held fifteen (15) meetings during the calendar year ended December 31, 2002.

DIRECTOR OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Director.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            AGGREGATE DOLLAR RANGE
                                                                                                            OF EQUITY SECURITIES IN
                                                                                                           ALL REGISTERED INVESTMENT
  NAME OF DIRECTOR                                                                                           COMPANIES OVERSEEN BY
                                                                                                             DIRECTOR IN FAMILY OF
                                                                                                             INVESTMENT COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
                                          SMALL                   INDEX PLUS
                           GROWTH        COMPANY     TECHNOLOGY    LARGECAP    INDEX PLUS    INDEX PLUS
                            FUND          FUND          FUND         FUND      MIDCAP FUND  SMALLCAP FUND
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Albert E. DePrince,         None        $10,001 -       None      $50,001 -     $10,001 -     $10,001 -       Over $100,000 (*)
Jr.                                    $50,000(*)                $100,000 (*)  $50,000(*)     $50,000(*)
------------------------------------------------------------------------------------------------------------------------------------
Maria T. Fighetti           None          None          None      $50,001 -       None          None        $50,001 - $100,000 (*)
                                                                 $100,000 (*)
------------------------------------------------------------------------------------------------------------------------------------
David L. Grove(1)           None          None          None         Over         None          None           Over $100,000 (*)
                                                                 $100,000 (*)
------------------------------------------------------------------------------------------------------------------------------------
Sidney Koch                 None          None          None     $1 - $10,000     None          None              $1 - $10,000
------------------------------------------------------------------------------------------------------------------------------------
Edward T. O'Dell(2)         None          None          None         None       $10,001 -     $10,001 -     $50,001 - $100,000(*)
                                                                               $50,000(*)     $50,000(*)
------------------------------------------------------------------------------------------------------------------------------------
Corine T. Norgaard          None          None          None         None         None          None                 None
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
J. Scott Fox           Over $100,000  Over $100,000   $10,001 -    $10,001        None          None             Over $100,000
                                                       $50,000     -$50,000
------------------------------------------------------------------------------------------------------------------------------------
Thomas McInerney        $1 - $10,000    $10,001 -       None      $50,001 -       None          None          $50,001 - $100,000
                                         $50,000                   $100,000
------------------------------------------------------------------------------------------------------------------------------------


     (*) Held in a deferred compensation account.
(1)  David L.Grove resigned from the Board effective March 31, 2003.
(2)  Edward T. O'Dell became a Director  on June 1, 2002.

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES


         Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership as of December 31, 2003 in securities of the ING Funds' investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the ING Funds (not including registered investment companies).


---------------------------------------------------------------------------------------------
                          NAME OF OWNERS
                         AND RELATIONSHIP                            VALUE OF   PERCENTAGE OF
    NAME OF DIRECTOR       TO DIRECTOR     COMPANY  TITLE OF CLASS  SECURITIES      CLASS
---------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.         N/A          N/A         N/A            $0           N/A
---------------------------------------------------------------------------------------------
Maria T. Fighetti               N/A          N/A         N/A            $0           N/A
---------------------------------------------------------------------------------------------
David L. Grove(1)               N/A          N/A         N/A            $0           N/A
---------------------------------------------------------------------------------------------
Sidney Koch                     N/A          N/A         N/A            $0           N/A
---------------------------------------------------------------------------------------------
Corine T. Norgaard              N/A          N/A         N/A            $0           N/A
---------------------------------------------------------------------------------------------
Edward T. O'Dell(2)             N/A          N/A         N/A            $0           N/A
---------------------------------------------------------------------------------------------
Joseph Obermeyer(3)             N/A          N/A         N/A            $0           N/A
---------------------------------------------------------------------------------------------

(1)      David L. Grove resigned from the Board effective March 31, 2003.
(2)      Edward T. O'Dell became a Director on June 1, 2002.
(3)      Joseph Obermeyer became a Director on January 1, 2003.





COMPENSATION OF DIRECTORS



         During the fiscal year of the Funds ended May 31, 2003, members of the Board who are also directors, officers or employees of ING and its affiliates were not entitled to any compensation from the Company. For the fiscal year of the Funds ended May 31, 2003, the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors was entitled to receive pension or retirement benefits.



                               COMPENSATION TABLE



----------------------------------------------------------------------------------------------------
                                                             PENSION OR
                                                             RETIREMENT     TOTAL COMPENSATION FROM
                                           AGGREGATE      BENEFITS ACCRUED   THE COMPANY AND FUND
               NAME OF PERSON          COMPENSATION FROM  AS PART OF FUND       COMPLEX PAID TO
                  POSITION                THE COMPANY         EXPENSES             DIRECTORS
----------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.*                    $22,272             N/A                $126,500
Director
----------------------------------------------------------------------------------------------------
Maria T. Fighetti*                          $24,225             N/A                $137,500
Director, Chairman Audit Committee**
----------------------------------------------------------------------------------------------------
David L. Grove(1)                           $19,183             N/A                $108,889
Director
----------------------------------------------------------------------------------------------------
Sidney Koch                                 $23,226             N/A                $132,000
Director, Chairman Contract Committee
----------------------------------------------------------------------------------------------------
Corine Norgaard                             $22,842             N/A                $129,750
Director, Chairman Audit Committee
----------------------------------------------------------------------------------------------------
Joseph E. Obermeyer                         $4,936              N/A                 $25,000
Director
----------------------------------------------------------------------------------------------------
Edward T. O'Dell*(2)                        $24,558             N/A                $139,500
Director
----------------------------------------------------------------------------------------------------
Richard G. Scheide ***                      $  0.00              N/A               $   0.00
Director
----------------------------------------------------------------------------------------------------



     (1)    David L. Grove resigned from the Board effective March 31, 2003.

     (2) Edward T. O'Dell  became a Director  on June 1, 2002.



     * During the fiscal year ended May 31, 2003, Ms. Fighetti, Mr. O'Dell, Dr. DePrince and Mr. Obermeyer deferred $27,000 $111,500 $65,250 and $7,160, respectively, of their compensation from the Fund Complex. Prior to 1997, Dr. Grove participated in a deferred compensation plan (the "Original Plan") pursuant to which compensation he received as a director for certain subsidiaries of Aetna Inc. and subsequently received as a Director of one or more of the Funds was deferred. Under the terms of the Original Plan, any amounts owed to Dr. Grove were a liability of Aetna Inc. Upon the sale of certain subsidiaries of Aetna Inc. to ING, ING assumed the liability for these amounts. In connection with the termination of the Original Plans Dr. Grove received a payment on March 14, 2002 in the amount of $846,641.12.
     **Ms. Fighetti replaced Mr. Scheide as Chairperson of the Audit
       Committee as of April 2001
     ***Mr. Scheide retired as Director effective May 31, 2002.





         The Board has adopted a retirement policy under which each Independent Director is subject to mandatory retirement as of the later of (i) the March 31 next occurring after he or she attains the age of 72 and (ii) the date his or her successor is elected or appointed to the Board, provided that each Independent Director under the age of 72 as of March 31, 2002 who held office as of that date may, upon the vote of the other Independent Directors, be granted up to three one-year extensions commencing as of the March 31 next occurring after he or she attains the age of 72.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


         Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Fund without the consent or approval of shareholders. Below is a list of entities that have a controlling interest in the following series of the Fund as of September 2, 2003:



--------------------------------------------------------------------------------------------------------------
                                                              CLASS AND TYPE OF       PERCENTAGE    PERCENTAGE
NAME OF FUND              NAME AND ADDRESS                        OWNERSHIP            OF CLASS      OF FUND
--------------------------------------------------------------------------------------------------------------
                          ING NATIONAL TRUST
                          ATTN GORDON ELROD
                          151 FARMINGTON AVE                  Class A
ING Balanced Fund         HARTFORD CT 06155-0001              Beneficial Owner        71.66%        36.70%
--------------------------------------------------------------------------------------------------------------
                          ING NATIONAL TRUST
                          ATTN GORDON ELROD
                          151 FARMINGTON AVE                  Class I
ING Balanced Fund         HARTFORD CT 06101-5900              Beneficial Owner        41.53%        17.45%
--------------------------------------------------------------------------------------------------------------
                          ING NATIONAL TRUST
ING Growth and            ATTN GORDON ELROD
Income                    151 FARMINGTON AVE                  Class A
Fund                      HARTFORD CT 06101-5900              Beneficial Owner        71.33%        15.28%
--------------------------------------------------------------------------------------------------------------
                          MAC & CO AEOF1956432
                          MELLON BANK NA
ING Growth and            MUTUAL FUNDS
Income                    PO BOX 3198                         Class I
Fund                      PITTSBURGH PA 15230-3198            Beneficial Owner        64.87%        50.29%
--------------------------------------------------------------------------------------------------------------
                          ING NATIONAL TRUST
                          ATTN: GORDON ELROD
                          151 FARMINGTON AVE                  Class A
ING Growth Fund           HARTFORD CT 06101-5900              Beneficial Owner        77.17%        28.42%
--------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                               CLASS AND TYPE OF       PERCENTAGE    PERCENTAGE
NAME OF FUND             NAME AND ADDRESS                          OWNERSHIP            OF CLASS       OF FUND
---------------------------------------------------------------------------------------------------------------
                         MAC & CO AEOF1956432
                         MELLON BANK NA
                         MUTUAL FUNDS DEPT
                         PO BOX 3198                           Class I
ING Growth Fund          PITTSBURGH PA 15230-3198              Beneficial Owner        68.99%        40.91%
---------------------------------------------------------------------------------------------------------------
                         ING NATIONAL TRUST
                         ATTN GORDON ELROD
ING Index Plus           151 FARMINGTON AVE                    Class A
LargeCap Fund            HARTFORD CT 06101-5900                Beneficial Owner        69.71%        35.42%
---------------------------------------------------------------------------------------------------------------

                         ING LIFE INSURANCE AND
                         ANNUITY CO CENTRAL
                         VALUATION UNIT
                         151 FARMINGTON AVE TN41
                         HARTFORD CT 06156-0001                Class I
                                                               Beneficial Owner        34.5%         12.90%
                         ING NATIONAL TRUST
                         151 FARMINGTON AVE
                         CENTRAL VALUATION UNIT-
ING Index Plus           TN41                                  Class I
LargeCap Fund            HARTFORD CT 06101-5900                Beneficial Owner        34.95%        13.07%
---------------------------------------------------------------------------------------------------------------
                         ING NATIONAL TRUST
                         151 FARMINGTON AVE
                         CENTRAL VALUATION UNIT-
ING Index Plus           TN41                                  Class A
MidCap Fund              HARTFORD CT 06101-5900                Beneficial Owner        45.90%        29.79%
---------------------------------------------------------------------------------------------------------------
                         ING NATIONAL TRUST
                         151 FARMINGTON AVE
                         CENTRAL VALUATION UNIT-
ING Plus                 TN41                                  Class I
MidCap Fund              HARTFORD CT 06101-5900                Beneficial Owner        90.41%        11.25%
---------------------------------------------------------------------------------------------------------------
                         ING NATIONAL TRUST
                         151 FARMINGTON AVE
                         CENTRAL VALUATION UNIT-
ING Index Plus           TN41                                  Class A
SmallCap Fund            HARTFORD CT 06101-5900                Beneficial Owner        46.63%        30.94%
---------------------------------------------------------------------------------------------------------------
                         ING NATIONAL TRUST
                         151 FARMINGTON AVE
                         CENTRAL VALUATION UNIT-
ING Index Plus           TN41                                  Class I
SmallCap Fund            HARTFORD CT 06101-5900                Beneficial Owner        39.24%        1.20%
---------------------------------------------------------------------------------------------------------------
                         ING NATIONAL TRUST
                         151 FARMINGTON AVE
                         CENTRAL VALUATION UNIT-
ING Small Company        TN41                                  Class A
Fund                     HARTFORD CT 06101-5900                Beneficial Owner        64.87%        22.89%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                 CLASS AND TYPE OF     PERCENTAGE    PERCENTAGE
NAME OF FUND              NAME AND ADDRESS                          OWNERSHIP           OF CLASS       OF FUND
---------------------------------------------------------------------------------------------------------------
                          MAC & CO AEOF 1956432
                          MELLON BANK NA
                          MUTUAL FUNDS
                          PO BOX 3198
                          PITTSBURGH PA 15230-3198
                                                                 Class I
                          FIDELITY INVESTMENTS                   Beneficial Owner      28.65%        18.03%
                          INSTITUTIONAL
                          OPERATIONS CO INC. FIIOC
                          CUST.
ING Small Company         100 MAGELLAN WAY                       Class I
Fund                      COVINGTON KY 41015-1999                Beneficial Owner      34.35%        21.62%
---------------------------------------------------------------------------------------------------------------
                          ING NATIONAL TRUST
ING Strategic             ATTN GORDON ELROD
Allocation Balanced       151 FARMINGTON AVE                     Class A
Fund (Crossroads)         HARTFORD CT 06101-5900                 Beneficial Owner      71.66%        0.08%
---------------------------------------------------------------------------------------------------------------
ING Strategic             A ROBIN BROADFIELD &
Allocation Balanced       CONNIE J. WINELAND JTWROS
Fund                      5118 CHEVY CHASE PKWY NW               Class C
(Crossroads)              WASHINGTON DC 20008-2919               Beneficial Owner      30.63%        0.07%
---------------------------------------------------------------------------------------------------------------
                          ING LIFE INSURANCE AND
                          ANNUITY CO CENTRAL
ING Strategic             VALUATION UNIT
Allocation Balanced       151 FARMINGTON AVE TN41                Class I
Fund (Crossroads)         HARTFORD CT 06156-0001                 Beneficial Owner      65.32%        25.82%
---------------------------------------------------------------------------------------------------------------
                          ING NATIONAL TRUST
                          ATTN GORDON ELROD
                          151 FARMINGTON AVE
                          HARTFORD CT 06156-0001
                                                                 Class A
                                                                 Beneficial Owner      62.81%        38.38%

                          NWNL INSURANCE CO.
                          RETIREMENT PLAN
                          C/O NORTHSTAR
                          ADMINISTRATORS
                          ATTN: JILL BARTH CONVEYOR
ING Strategic             TN41
Allocation Growth         151 FARMINGTON AVENUE                  Class A
Fund (Ascent)             HARTFORD CT 06156-0001                 Beneficial Owner      26.65%        16.28%
---------------------------------------------------------------------------------------------------------------
                          ING LIFE INSURANCE AND
                          ANNUITY CO
ING Strategic             CENTRAL VALUATION UNIT
Allocation Growth         151 FARMINGTON AVE TN41                Class I
Fund (Ascent)             HARTFORD CT 06156-0001                 Beneficial Owner      64.03%        24.09%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                 CLASS AND TYPE OF     PERCENTAGE    PERCENTAGE
NAME OF FUND             NAME AND ADDRESS                            OWNERSHIP          OF CLASS      OF FUND
---------------------------------------------------------------------------------------------------------------
                         ING NATIONAL TRUST
ING Strategic            ATTN GORDON ELROD
Allocation Income        151 FARMINGTON AVE                      Class A
Fund (Legacy)            HARTFORD CT 06101-5900                  Beneficial Owner      78.03%        48.02%
---------------------------------------------------------------------------------------------------------------
                         ING LIFE INSURANCE AND
                         ANNUITY CO 151 FARMINGTON
                         AVE                                     Class I
                         HARTFORD CT 06156-0001                  Beneficial Owner      47.27%        17.27%


                         MAC & CO AEOF 1956432
                         MELLON BANK NA
ING Strategic            MUTUAL FUNDS
Allocation Income        PO BOX 3198                             Class I
Fund (Legacy)            PITTSBURGH PA 15230-3198                Beneficial Owner      38.13%        13.94
---------------------------------------------------------------------------------------------------------------
                         ING NATIONAL TRUST
                         AFS CENTRAL VALUATION UNIT
                         ATTN GORDON ELROD TN41
ING Technology           151 FARMINGTON AVE                      Class A
Fund                     HARTFORD CT 06156-0001                  Beneficial Owner      33.88%        17.43%
---------------------------------------------------------------------------------------------------------------
                         ING NATIONAL TRUST
                         AFS CENTRAL VALUATION UNIT
                         ATTN GORDON ELROD TN41
ING Technology           151 FARMINGTON AVE                      Class I
Fund                     HARTFORD CT 06156-0001                  Beneficial Owner      90.66%        10.03%
---------------------------------------------------------------------------------------------------------------
                         ING NATIONAL TRUST
                         151 FARMINGTON AVE
                         CENTRAL VALUATION UNIT-
ING Value                TN41                                    Class A
Opportunity Fund         HARTFORD CT 06101-5900                  Beneficial Owner      75.02%        61.44%
---------------------------------------------------------------------------------------------------------------



As of September 2, 2003, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the ING Funds, except as follows:



-----------------------------------------------------------------------------------------------------------------------
                                                                  CLASS AND TYPE OF     PERCENTAGE OF     PERCENTAGE OF
NAME OF FUND               NAME AND ADDRESS                           OWNERSHIP             CLASS             FUND
-----------------------------------------------------------------------------------------------------------------------
                           ING LIFE INSURANCE AND
                           ANNUITY CO CENTRAL
                           VALUATION UNIT
                           151 FARMINGTON AVE TN41                Class A
ING Balanced Fund          HARTFORD CT 06156-0001                 Beneficial Owner      7.19%             3.68%
-----------------------------------------------------------------------------------------------------------------------
                           STATE STREET BK & TR CO CUST
                           IRA R/O PATRICK D WAGNER
                           1063 DUNCAN SHORES DR                  Class C
ING Balanced Fund          CHEBOYGAN MI 49721-2312                Beneficial Owner      7.67%             0.18%
-----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                CLASS AND TYPE OF       PERCENTAGE OF    PERCENTAGE OF
NAME OF FUND               NAME AND ADDRESS                         OWNERSHIP               CLASS            FUND
----------------------------------------------------------------------------------------------------------------------
                           ING LIFE INSURANCE AND
                           ANNUITY CO CENTRAL
                           VALUATION UNIT
                           151 FARMINGTON AVE TN41              Class I
ING Balanced Fund          HARTFORD CT 06156-0001               Beneficial Owner        16.86%           7.08%
----------------------------------------------------------------------------------------------------------------------
                           NFSC FEBO # WS 1-036641
                           NFS/FMTC IRA
ING Growth and             FBO KAREN A KLAFEHN
Income                     1415 WHITNEY ROAD E                  Class B
Fund                       FAIRPORT NY 14450-9162               Beneficial Owner        10.88%           0.06%
----------------------------------------------------------------------------------------------------------------------
                           STIFEL NICOLAUS & CO INC
                           A/C 1281-8987
ING Growth and             ALBERT O BAIM &
Income                     501 N BROADWAY                       Class C
Fund                       SAINT LOUIS MO 63102-2131            Beneficial Owner        5.43%            0.02%
----------------------------------------------------------------------------------------------------------------------
                           ING LIFE INSURANCE AND
                           ANNUITY CO CENTRAL
                           VALUATION UNIT
                           151 FARMINGTON AVE TN41              Class I
                           HARTFORD CT 06156-0001               Beneficial Owner        9.49%            7.35%

                           ING NATIONAL TRUST
ING Growth and             ATTN GORDON ELROD
Income                     151 FARMINGTON AVE                   Class I
Fund                       HARTFORD CT 06101-5900               Beneficial Owner        19.30%           14.96%
----------------------------------------------------------------------------------------------------------------------
                           PERSHING LLC
                           P.O. BOX 2052                        Class C
ING Growth Fund            JERSEY CITY NJ 07303-2052            Beneficial Owner        6.76%            0.07%
----------------------------------------------------------------------------------------------------------------------
                           ING LIFE INSURANCE AND
                           ANNUITY CO CENTRAL
                           VALUATION UNIT
                           ATTN VALUATION UNIT-TN41
                           151 FARMINGTON AVE                   Class I
                           HARTFORD CT 06156-0001               Beneficial Owner        12.45%           7.38%

                           ING NATIONAL TRUST
                           ATTN GORDON ELROD151
                           FARMINGTON AVE                       Class I
ING Growth Fund            HARTFORD CT 06101-5900               Beneficial Owner        14.14%           8.38%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                   CLASS AND TYPE OF    PERCENTAGE OF    PERCENTAGE OF
NAME OF FUND            NAME AND ADDRESS                               OWNERSHIP            CLASS            FUND
----------------------------------------------------------------------------------------------------------------------
                        ING LIFE INSURANCE AND
                        ANNUITY CO CENTRAL
                        VALUATION UNIT
                        ATTN VALUATION UNIT-TN41
ING Index Plus          151 FARMINGTON AVE                         Class A
LargeCap Fund           HARTFORD CT 06156-0001                     Beneficial Owner     7.34%            3.73%
----------------------------------------------------------------------------------------------------------------------
                        MAC & CO
                        MELLON BANK NA
                        MUTUAL FUNDS
ING Index Plus          PO BOX 3198                                Class I
LargeCap Fund           PITTSBURGH PA 15230-3198                   Beneficial Owner     22.98%           8.59%
----------------------------------------------------------------------------------------------------------------------
                        CONOR MURPHY
ING Index Plus          441 E. 53RD STREET APT 2B                  Class O
LargeCap Fund           NE WYORK NY 10022-5122                     Shareholder          7.81%            0.13%
----------------------------------------------------------------------------------------------------------------------
                        ING LIFE INSURANCE AND
                        ANNUITY CO 151 FARMINGTON
ING Index Plus          AVE                                        Class A
MidCap Fund             HARTFORD CT 06156-0001                     Beneficial Owner     6.27%            4.06%
----------------------------------------------------------------------------------------------------------------------
                        MLPF & S FOR THE SOLE BENEFIT
                        OF THE CUSTOMERS
                        ATTN: FUND ADMINISTRATION
                        4800 DEER LAKE DR EAST 3RD
ING Index Plus          FLOOR                                      Class B
MidCap Fund             JACKSONVILLE FL 32246-6484                 Beneficial Owner     8.31%            0.77%
----------------------------------------------------------------------------------------------------------------------
                        MLPF&S FOR THE SOLE BENEFIT
                        OF ITS CUSTOMERS
                        ATTN FUND ADMINISTRATION
                        97262 4800 DEER LAKE DR
ING Index Plus          EAST 2RD FL                                Class C
MidCap Fund             JACKSONVILLE FL 32246-6484                 Beneficial Owner     9.22%            0.58%
----------------------------------------------------------------------------------------------------------------------
                        ING LIFE INSURANCE AND
                        ANNUITY CO
ING Index Plus          151 FARMINGTON AVE                         Class A
SmallCap Fund           HARTFORD CT 06156-0001                     Beneficial Owner     6.48%            4.30%
----------------------------------------------------------------------------------------------------------------------
                        MLPF&S FOR THE SOLE BENEFIT
                        OF ITS CUSTOMERS
                        ATTN FUND ADMINISTRATION
                        97PA3
ING Index Plus          4800 DEER LAKE DR EAST 2RD FL              Class B
SmallCap Fund           JACKSONVILLE FL 32246-6484                 Beneficial Owner     6.72%            0.78%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                  CLASS AND TYPE OF     PERCENTAGE OF    PERCENTAGE OF
NAME OF FUND               NAME AND ADDRESS                           OWNERSHIP             CLASS            FUND
----------------------------------------------------------------------------------------------------------------------
                           MLPF&S FOR THE SOLE BENEFIT
                           OF ITS CUSTOMERS
                           ATTN FUND ADMINISTRATION
                           97PA3
ING Index Plus             4800 DEER LAKE DR EAST 2RD FL          Class C
SmallCap Fund              JACKSONVILLE FL 32246-6484             Beneficial Owner      5.85%            0.46%
----------------------------------------------------------------------------------------------------------------------
                           ING LIFE INSURANCE AND
                           ANNUITY CO
                           CENTRAL VALUATION UNIT
                           151 FARMINGTON AVE TN41                Class I
                           HARTFORD CT 06156-0001                 Beneficial Owner      14.63%           0.45%

                           NFSC
                           HOLLY CARMICHAEL
                           5096 SELINDA WAY                       Class I
                           LOS GATOS CA 95032-2800                Shareholder           6.57%            0.20%

                           ING INVESTMENTS LLC
                           DEFERRED COMPENSATION PLAN
                           FBO EDWARD T. O'DELL
                           ATTN ROBYN ICHILOV
ING Index Plus             7337 E DOUBLETREE RANCH RD             Class I
SmallCap Fund              SCOTTSDALE AZ 85258-2034               Shareholder           6.81%            0.20%
----------------------------------------------------------------------------------------------------------------------
                           ING LIFE INSURANCE AND
                           ANNUITY CO
ING Small Company          151 FARMINGTON AVE                     Class A
Fund                       HARTFORD CT 06156-0001                 Beneficial Owner      6.88%            2.42%
----------------------------------------------------------------------------------------------------------------------
                           MLPF&S FOR THE SOLE BENEFIT
                           OF ITS CUSTOMERS
                           ATTN FUND ADMINISTRATION
                           97262
ING Small Company          4800 DEER LAKE DR EAST 2RD FL          Class C
Fund                       JACKSONVILLE FL 32246-6484             Beneficial Owner      6.53%            0.05%
----------------------------------------------------------------------------------------------------------------------
                           ING LIFE INSURANCE AND
                           ANNUITY CO CENTRAL
                           VALUATION UNIT
                           151 FARMINGTON AVE TN41                Class I
                           HARTFORD CT 06156-0001                 Beneficial Owner      17.26%           10.86%



                           ING NATIONAL TRUST
                           ATTN GORDON ELROD
ING Small Company          151 FARMINGTON AVE                     Class I
Fund                       HARTFORD CT 06101-5900                 Beneficial Owner      15.83%           9.96%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                  CLASS AND TYPE OF     PERCENTAGE OF    PERCENTAGE OF
NAME OF FUND               NAME AND ADDRESS                           OWNERSHIP             CLASS            FUND
----------------------------------------------------------------------------------------------------------------------
                           NWNL INSURANCE CO
                           RETIREMENT PLAN
                           C/O NORTHSTAR
                           ADMINISTRATORS
ING Strategic              ATTN JILL BARTH CONVEYOR
Allocation                 TN41
Balanced Fund              151 FARMINGTON AVE.                    Class A
(Crossroads)               HARTFORD CT 06101-5900                 Beneficial Owner      21.78%           12.88%
----------------------------------------------------------------------------------------------------------------------
                           UBS FINANCIAL SERVICES INC.
                           CDN FBO GREGORY A
                           MILLERSCHONE P.O.                      Class B
                           BOX 3321                               Beneficial Owner      7.67%            0.08%
                           WEEHAWKEN NJ 07086-8154

                           NFSC FEBO # C6B-207993
                           NFSC/FMTC IRA ROLLOVER
                           FBO DR. HERBERT MARTON                 Class B
                           75 STONEHURST DRIVE                    Beneficial Owner      9.11%            0.09%
                           TENAFLY NJ 07670-2914

                           STIFEL NICOLAUS &CO INC.
                           JO ANN M. BOELTER IRA RO               Class B
                           501 N. BROADWAY                        Beneficial Owner      9.69%            0.10%
                           ST. LOUIS MO 63102-2131

                           STIFEL NICOLAUS &CO INC.
                           NANCY L. HOLLAND IRA RO                Class B
                           501 N. BROADWAY                        Beneficial Owner      9.69%            0.10%
                           ST. LOUIS MO 63102-2131

                           STIFEL NICOLAUS &CO INC.
ING Strategic              REBECCA N. BLACK IRA
Allocation Balanced        501 N. BROADWAY                        Class B
Fund (Crossroads)          ST. LOUIS MO 63102-2131                Beneficial Owner      5.20%            0.05%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                  CLASS AND TYPE OF     PERCENTAGE OF    PERCENTAGE OF
NAME OF FUND               NAME AND ADDRESS                          OWNERSHIP              CLASS            FUND
----------------------------------------------------------------------------------------------------------------------
                           ROBERT E LOVING &
                           BRENDA G LOVING JTWROS
                           7107 TANYA AVE                         Class C
                           RICHMOND VA 23228-4611                 Shareholder           13.33%           0.03%

                           STATE STREET BK & TR CO CUST
                           FBO JOAN N. BRENNAN
                           IRA R/O
                           107 CLARENDON DR S                     Class C
                           NASHVILLE NC 27856-1623                Beneficial Owner      10.33%           0.02%

                           STATE STREET BK & TR CO CUST
                           IRA R/O VICTORIA L ARTZER
                           10624 W 92ND PL
                           OVERLAND PARK KS 66214-2106            Class C
                                                                  Beneficial Owner     5.19%            0.01%
                           FIRST CLEARING LLC
                           GREGORY C. SMIAL IRA/RO
ING Strategic              FCC AS CUSTODIAN
Allocation Balanced        312 COLONIAL DRIVE                     Class C
Fund (Crossroads)          WENONAH NJ 08090-1665                  Beneficial Owner      24.58%           0.05%
----------------------------------------------------------------------------------------------------------------------
                           MAC & CO
                           MELLON BANK NA
                           MUTUAL FUNDS DEPT
                           PO BOX 3198                            Class I
                           PITTSBURGH PA 15230-3198               Beneficial Owner      11.84%           4.67%

                           ING NATIONAL TRUST
ING Strategic              ATTN GORDON ELROD
Allocation Balanced        151 FARMINGTON AVE                     Class I
Fund (Crossroads)          HARTFORD CT 06155-0001                 Beneficial Owner      22.29%           8.81%
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                 CLASS AND TYPE OF     PERCENTAGE       PERCENTAGE OF
NAME OF FUND              NAME AND ADDRESS                           OWNERSHIP          OF CLASS            FUND
---------------------------------------------------------------------------------------------------------------------
                          STATE STREET BK & TR CO CUST
                          FBO EDWARD H NEIMAN IRA
                          4903 N ARIZONA RD                      Class B
                          APACHE JUNCTION AZ 85219-9420          Beneficial Owner      17.04%           0.11%

                          STATE STREET BK & TR CO CUST
                          FBO CONSTANCE RAY
                          4903 N ARIZONA RD                      Class B
                          APACHE JUNCTION AZ 85219-9420          Beneficial Owner      5.05%            0.03%

                          WELLS FARGO INVESTMENTS,
                          LLC
                          6022ND AVENUE S FL 8                   Class B
                          MINNEAPOLIS MN 55402-1916              Beneficial Owner      6.68%            0.04%

ING Strategic             PERSHING LLC
Allocation Growth         PO BOX 2052                            Class B
Fund (Ascent)             JERSEY CITY NJ 07303-2052              Beneficial Owner      10.55%           0.07%
---------------------------------------------------------------------------------------------------------------------
                          TRUST COMPANY OF AMERICA
                          FBO DOUGLAS BRAND
                          7103 S. REVERE PARKWAY                 Class C
                          ENGLEWOOD CO  80112-3936               Beneficial Owner      6.85%            0.04%


                          PERSHING LLC
                          P.O. BOX 2052                          Class C
                          JERSEY CITY NJ 07303-2052              Beneficial Owner      8.60%            0.05%


                          PERSHING LLC
                          P.O. BOX 2052                          Class C
                          JERSEY CITY NJ 07303-2052              Beneficial Owner      8.45%            0.05%

                          PERSHING LLC
                          P.O. BOX 2052                          Class C
                          JERSEY CITY NJ 07303-2052              Beneficial Owner      7.09%            0.04%

                          PERSHING LLC
                          P.O. BOX 2052                          Class C
                          JERSEY CITY NJ 07303-2052              Beneficial Owner      8.27%            0.05%

ING Strategic             PERSHING LLC
Allocation Growth         P.O. BOX 2052                          Class C
Fund (Ascent)             JERSEY CITY NJ 07303-2052              Beneficial Owner      5.18%            0.03%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                          PERSHING LLC
                          P.O. BOX 2052                          Class C
                          JERSEY CITY NJ 07303-2052              Beneficial Owner       9.37%           0.05%

                          PERSHING LLC
                          P.O. BOX 2052                          Class C
                          JERSEY CITY NJ 07303-2052              Beneficial Owner       5.31%           0.03%

                          PERSHING LLC
                          P.O. BOX 2052                          Class C
                          JERSEY CITY NJ 07303-2052              Beneficial Owner       9.47%           0.05%


                          STATE STREET BK & TR CO CUST
ING Strategic             IRA R/O J ROGER MCCOY
Allocation Growth         3538 GOODFELLOW LN                     Class C
Fund (Ascent)             AMARILLO TX 79121-1680                 Beneficial Owner       6.73%           0.03%
---------------------------------------------------------------------------------------------------------------------
                          MAC & CO
                          MELLON BANK NA
                          MUTUAL FUNDS DEPT
                          PO BOX 3198                            Class I
                          PITTSBURGH PA 15230-3198               Beneficial Owner       18.54%          6.9%



                          ING NATIONAL TRUST
ING Strategic             ATTN GORDON ELROD
Allocation Growth         151 FARMINGTON AVE                     Class I
Fund (Ascent)             HARTFORD CT 06101-5900                 Beneficial Owner       16.45%          6.19%
---------------------------------------------------------------------------------------------------------------------
                          NWNL INSURANCE CO.
                          RETIREMENT PLAN
                          LIFESTYLE I SEPARATE ACCT 3
                          C/O NORTHSTAR
                          ADMINISTRATORS
                          ATTN JILL BARTH CONVEYER
ING Strategic             TN41
Allocation Income         151 FARMINGTON AVENUE                  Class A
Fund (Legacy)             HARTFORD CT 06156-0001                 Beneficial Owner       13.46%          8.28%
---------------------------------------------------------------------------------------------------------------------
                          ALICE MEADOWS
                          46 95TH PL NE                          Class B                5.22%           0.07%
                          KIRKLAND WA 98034-6210                 Shareholder

                          BARBARA I MEEK
                          PO BOX 623
                          233 E JEFFERSON ST                     Class B
                          ATHENA OR 97813-0623                   Shareholder            8.21%           0.12%

                          RBC DAIN RAUSCHER FBO ALLEN
ING Strategic             S LIPSCHULTZ MD TTEALLEN S
Allocation Income         LIPSCHULTZ MD PC 3RD                   Class B
Fund (Legacy)             DEF BEN PEN PL AZ PUL                  Beneficial Owner       12.01%          0.17%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                          MEDICINE
                          1300 N 12TH ST SUITE 614               Class B
                          PHOENIX AZ 85006-2850                  Beneficial Owner        6.78%            0.09%

                          PRUDENTIAL SECURITIES
                          FBO MRS MARY KENNEDY
                          IRA ROLLOVER DTD 06-30-99
                          P.O. BOX 545                           Class B
                          BOONEVILLE MS 38829-0545               Beneficial Owner        13.65%           0.20%

                          STATE STREET BK & TR CO CUST
ING Strategic             IRA R/O CHRIS H. BETHARS
Allocation Income         243 PHEASANT DRIVE                     Class B
Fund (Legacy)             HEALDSBURG CA 95448-3247               Beneficial Owner        6.17%            0.09%
---------------------------------------------------------------------------------------------------------------------
                          STATE STREET BK & TR CO CUST
                          FBO THRESSA KAYE KATT IRA
                          1083 HEAVENRIDGE RD                    Class C
                          ESSEXVILLE MI 48732-1737               Beneficial Owner        18.04%           0.07%

                          LAUREL ANN SISSON
                          950 BARTON OAKS PL                     Class C
                          HERNDON VA 20170-3442                  Shareholder             5.84%            0.02%

                          STATE STREET BK & TR CO CUST
                          FBO MARY DEANNA THONI
                          ROLLOVER IRA
                          4826 BRIARWOOD DR                      Class C
                          NASHVILLE TN 37211-4314                Beneficial Owner        5.67%            0.02%

                          DORIS NEWMAN & JOHN E
                          NEWMAN JT TEN
                          2400 PAYSON RD                         Class C
                          QUINCY IL 62305-6474                   Shareholder             15.74%           0.06%

                          WEXFORD CLEARING SERVICES
                          CORP
                          FBO ADVEST INC
                          CUST. FBO DEBRA GRIBOFF ROTH
                          IRA
                          24 5th AVENUE APT. 1426                Class C
                          NEW YORK NY 10011-8822                 Beneficial Owner        5.56%            0.02%

                          JEAN C WOOD
ING Strategic             SUBJECT TO DST TOD RULES
Allocation Income         7983 KENMORE DR                        Class C
Fund (Legacy)             MECHANICSVLLE VA 23111-3617            Shareholder             15.60%           0.06%
---------------------------------------------------------------------------------------------------------------------
                          ING NATIONAL TRUST
ING Strategic             ATTN GORDON ELROD
Allocation Income         151 FARMINGTON AVE                     Class I
Fund (Legacy)             HARTFORD CT 06101-5900                 Beneficial Owner        13.88%           5.07%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                 CLASS AND TYPE OF     PERCENTAGE OF    PERCENTAGE OF
NAME OF FUND              NAME AND ADDRESS                       OWNERSHIP             CLASS            FUND
---------------------------------------------------------------------------------------------------------------------
                          ING LIFE INSURANCE AND
                          ANNUITY CO CENTRAL
ING Value                 VALUATION UNIT
Opportunity               151 FARMINGTON AVE TN41                Class A
Fund                      HARTFORD CT 06156-0001                 Beneficial Owner      14.09%           11.54%
---------------------------------------------------------------------------------------------------------------------
                          UBS FINANCIAL SERVICES INC
                          FBO REX DIXON
                          1000 HARBOR BLVD
ING Value                 P.O. BOX 3321                          Class B
Opportunity Fund          WEEHAWKEN NJ 07086-8154                Beneficial Owner      5.63%            0.19%
---------------------------------------------------------------------------------------------------------------------
                          R GARY REEDER TTEE
                          JOSEPHINE IRENE GASKILL
                          IRREV LIV T
                          UA 12/20/2000
                          1703 21ST ST W                         Class C
                          PALMETTO FL 34221-6156                 Beneficial Owner      6.80%            0.11%

                          PERSHING LLC
                          P.O. BOX 2052                          Class C
                          JERSEY CITY NJ 07303-2052              Shareholder           8.25%            0.14%

                          STERNE AGEE & LEACH INC.
                          A/C 1747-4801
                          813 SHADES CREEK PKWY                  Class C
                          BIRMINGHAM AL 35209-4542               Beneficial Owner      6.37%            0.11%

                          PERSHING LLC
                          P.O. BOX 2052                          Class C
                          JERSEY CITY NJ 07303-2052              Shareholder           6.20%            0.10%

                          LPL FINANCIAL SERVICES
                          A/C 1575-0020
ING Value                 9785 TOWNE CENTER DR                   Class C
Opportunity Fund          SAN DIEGO CA 92121-1968                Beneficial Owner      5.45%            0.09%
---------------------------------------------------------------------------------------------------------------------
                          ING NATIONAL TRUST
                          ATTN GORDON ELROD
ING Value                 151 FARMINGTON AVE                     Class I
Opportunity Fund          HARTFORD CT 06101-5900                 Beneficial Owner      93.81%           12.04%
---------------------------------------------------------------------------------------------------------------------

      As of September 2, 2003, Albert DePrince and Edward T. O'Dell, Directors of the Funds, owned more than 1% of the outstanding Class I shares of ING Index Plus SmallCap Fund. All other Directors and Officers owned less than 1% of the outstanding shared of the Funds.


                         INVESTMENT ADVISORY AGREEMENTS


      The investment adviser for the Funds is ING Investments, LLC ("Investment Adviser" or "ING Investments"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. The Investment Adviser, subject to the authority of the Directors of the Funds, has the overall responsibility for the management of each Fund's portfolio subject to delegation of certain responsibilities to another other investment adviser, Aeltus Investment Management, Inc. ("ING Aeltus" or the "Sub-Adviser") as Sub-Adviser to all the Funds. The Investment Adviser and ING Aeltus are direct, wholly owned subsidiaries of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.



      On February 26, 2001, the name of the Investment Adviser changed from "ING Pilgrim Investments, Inc." to "ING Pilgrim Investments, LLC." On March 1, 2002, the name of the Investment Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Prior to March 1, 2002, ING Aeltus served as investment adviser to all the Funds.



      The Investment Adviser serves pursuant to an Investment Management Agreement between the Investment Adviser and the Funds. The Investment Management Agreement requires the Investment Adviser to oversee the provision of all investment advisory and portfolio management services for each of the Funds. Pursuant to sub-advisory agreements (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") the Investment Adviser has delegated certain management responsibilities ING Aeltus. The Investment Adviser oversees the investment management of ING Aeltus and AIC for the Funds.


      The Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board, investment advice and investment services to the Funds and to furnish advice and recommendations with respect to investment of each Fund's assets and the purchase or sale of its portfolio securities. The Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Funds for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Agreement.

      After an initial term through December 31, 2002, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

      In connection with each annual approval, the Board is provided with qualitative and quantitative information to assist it in evaluating whether to approve the continuance of the Agreements. In approving the Investment Management Agreement through December 31, 2003, the Board was advised by independent counsel, and considered a number of factors, including, but not limited to: (1) the short-term and long-term performance of each Fund in absolute terms and relative to objective benchmark indexes and other comparable mutual funds; (2) the nature and quality of the services provided by ING Investments; (3) the fees charged under the Investment Management Agreement for each Fund including a comparison to fees paid by other comparable mutual funds;
(4) the reasonableness of the compensation paid to ING Investments under the Investment Management Agreement; (5) the profitability to ING Investments and its affiliates; (6) the personnel, capabilities and operations and financial condition of ING Investments; and (7) the expense ratio of each Fund in absolute terms and relative to other comparable mutual funds. The Board also reviewed information provided by ING Investments relating to its compliance systems, disaster recovery plans and personal trading policies and internal monitoring procedures. In addition, the Board considered the total services provided by ING Funds Services, LLC, an affiliate of ING Investments, as the administrator for all the Funds as well as the fees the administrator receives for such services.

      In reviewing the terms of the Investment Management Agreement and each Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management Agreement and Sub-Advisory Agreements, the Independent Directors were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management Agreement and Sub-Advisory Agreements are in the interests of the Funds and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of each Fund, including the unanimous vote of the Independent Directors, approved the Investment Management Agreement and Sub-Advisory Agreements.

      The Investment Management Agreement may be terminated without penalty with not less than 60 days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).


      As of June 30, 2003, the Investment Adviser had assets under management of over $35.0 billion.



      The Investment Adviser bears the expense of providing its services and pays the fees of ING Aeltus. For its services, each Fund pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:

                             INVESTMENT ADVISER FEES

          FUND                             ADVISORY FEE                            ASSETS
          ----                             ------------                            ------
Growth                                         0.700%                        On first $250 million
                                               0.650%                         On next $250 million
                                               0.625%                         On next $250 million
                                               0.600%                        On next $1.25 billion
                                               0.550%                           Over $2 billion

Small Company                                   0.850                        On first $250 million
                                                  %
                                               0.800%                         On next $250 million
                                               0.775%                         On next $250 million
                                               0.750%                        On next $1.25 billion
                                               0.725%                           Over $2 billion

Technology                                     1.050%                        On first $500 million
                                                1.025                         On next $500 million
                                                  %
                                               1.000%                           Over $1 billion

Index Plus LargeCap                            0.450%                        On first $500 million
                                               0.425%                         On next $250 million
                                               0.400%                        On next $1.25 billion
                                               0.375%                           Over $2 billion

Index Plus MidCap                              0.450%                        On first $500 million
                                               0.425%                         On next $250 million
                                               0.400%                        On next $1.25 billion
                                               0.375%                           Over $2 billion


          FUND                             ADVISORY FEE                            ASSETS
          ----                             ------------                            ------
Index Plus SmallCap                            0.450%                        On first $500 million
                                               0.425%                         On next $250 million
                                               0.400%                        On next $1.25 billion
                                               0.375%                           Over $2 billion

Value Opportunity                              0.700%                        On first $250 million
                                               0.650%                         On next $250 million
                                               0.625%                         On next $250 million
                                               0.600%                        On next $1.25 billion
                                               0.550%                           Over $2 billion

Balanced                                       0.800%                        On first $500 million
                                               0.750%                         On next $500 million
                                               0.700%                          On next $1 billion
                                               0.650%                           Over $2 billion

Growth and Income                              0.700%                        On first $250 million
                                               0.650%                         On next $250 million
                                               0.625%                         On next $250 million
                                               0.600%                        On next $1.25 billion
                                               0.550%                           Over $2 billion

Strategic Allocation Growth                    0.800%                        On first $500 million
                                               0.775%                         On next $500 million
                                               0.750%                         On next $500 million
                                               0.725%                         On next $500 million
                                               0.700%                           Over $2 billion

Strategic Allocation Balanced                  0.800%                        On first $500 million
                                               0.775%                         On next $500 million
                                               0.750%                         On next $500 million
                                               0.725%                         On next $500 million
                                               0.700%                           Over $2 billion

Strategic Allocation Income                    0.800%                        On first $500 million
                                               0.775%                         On next $500 million
                                               0.750%                         On next $500 million
                                               0.725%                         On next $500 million
                                               0.700%                           Over $2 billion

For the period June 1, 2002 through May 31, 2003, investment advisory fees paid to ING Investments were as follows:


                                    TOTAL INVESTMENT
     FUND                             ADVISORY FEES         WAIVER              NET ADVISORY FEES PAID
     ----                             -------------         ------              ----------------------
Growth                                 $ 1,157,035          $                    $ 1,157,035
Small Company                          $ 2,120,877          $                    $ 2,120,877
Value Opportunity                      $   209,577          $    91,340          $   118,237
Technology                             $   160,156          $   195,606          $   (35,450)
Balanced                               $   873,838          $                    $   873,838
Growth and Income                      $ 1,705,896          $                    $ 1,705,896

                                    TOTAL INVESTMENT
     FUND                             ADVISORY FEES         WAIVER              NET ADVISORY FEES PAID
     ----                             -------------         ------              ----------------------
Index Plus LargeCap                    $ 1,545,868          $    46,614          $ 1,499,254
Index Plus MidCap                      $   273,680          $   235,200          $    38,480
Index Plus SmallCap                    $    78,745          $   243,796          $  (165,051)
Strategic Allocation Growth            $   395,755          $   194,782          $   200,973
Strategic Allocation Balanced          $   554,782          $   206,955          $   347,827
Strategic Allocation Income            $   323,795          $   204,836          $   118,959



For the period March 1, 2002 through May 31, 2002, investment advisory fees paid to ING Investments were as follows:

                                    TOTAL INVESTMENT                         NET ADVISORY
     FUND                             ADVISORY FEES         WAIVER            FEES PAID
     ----                             -------------         ------            ----------
Growth                                 $ 415,982          $       0           $ 415,982
Small Company                          $ 700,126          $       0           $ 700,126
Value Opportunity                      $  53,822          $  11,665           $  42,157
Technology                             $  39,562          $  30,133           $   9,429
Balanced                               $ 241,809          $       0           $ 241,809
Growth and Income                      $ 603,093          $       0           $ 603,093
Index Plus LargeCap                    $ 472,870          ($    199)          $ 473,068
Index Plus MidCap                      $  61,539          $  27,195           $  34,344
Index Plus SmallCap                    $  14,361          $  30,492           ($ 16,131)
Strategic Allocation Growth            $ 121,739          $  34,001           $  87,738
Strategic Allocation Balanced          $ 160,860          $  40,452           $ 120,408
Strategic Allocation Income            $  86,999          $  42,469           $  44,530



Period November 1, 2001 through February 28, 2002

                                    TOTAL INVESTMENT                         NET ADVISORY
     FUND                             ADVISORY FEES         WAIVER            FEES PAID
     ----                             -------------         ------            ----------
Growth                                 $ 559,619          $       0          $ 559,619
Small Company                          $ 792,225          $       0          $ 792,225
Value Opportunity                      $  43,532          $  26,105          $  17,427
Technology                             $  48,790          $  41,830          $   6,961
Balanced                               $ 302,597          $       0          $ 302,597
Growth and Income                      $ 828,737          $       0          $ 828,737
Index Plus LargeCap                    $ 580,896          $     881          $ 580,015
Index Plus MidCap                      $  43,423          $  44,303          ($    880)
Index Plus SmallCap                    $  15,631          $  43,342          ($ 27,711)
Strategic Allocation Growth            $ 153,955          $  51,721          $ 102,235
Strategic Allocation Balanced          $ 199,531          $  60,529          $ 139,002
Strategic Allocation Income            $ 112,656          $  60,669          $  51,987


Year Ended October 31, 2001

                                    TOTAL INVESTMENT                         NET ADVISORY
     FUND                             ADVISORY FEES         WAIVER            FEES PAID
     ----                             -------------         ------            ----------
Growth                                 $2,018,085          $        0          $2,018,085
Small Company                          $2,201,853          $        0          $2,201,583
Value Opportunity                      $   85,534          $   78,542          $    6,992
Technology                             $  120,273          $   98,194          $   22,079
Balanced                               $  957,802          $        0          $  957,802
Growth and Income                      $3,075,068          $        0          $3,075,068
Index Plus LargeCap                    $1,864,439          $    8,750          $1,855,689
Index Plus MidCap                      $   87,400          $   87,400          $        0
Index Plus SmallCap                    $   44,024          $   44,024          $        0
Strategic Allocation Growth            $  524,549          $  104,844          $  419,705
Strategic Allocation Balanced          $  642,951          $  131,132          $  511,819
Strategic Allocation Income            $  361,383          $  155,900          $  205,483

Year Ended October 31, 2000

                                    TOTAL INVESTMENT                         NET ADVISORY
     FUND                             ADVISORY FEES         WAIVER            FEES PAID
     ----                             -------------         ------            ----------
Growth                                 $2,434,112          $        0          $2,434,112
Small Company                          $1,686,622          $        0          $1,686,622
Value Opportunity                      $   62,493          $   46,753          $   15,740
Technology*                            $   88,092          $   82,590          $    5,502
Index Plus LargeCap                    $1,741,347          $        0          $1,741,347
Index Plus MidCap                      $   54,436          $   54,436          $        0
Index Plus SmallCap                    $   40,415          $   40,415          $        0
Strategic Allocation Growth            $  552,281          $   67,167          $  485,114
Strategic Allocation Balanced          $  637,997          $  100,231          $  537,766
Strategic Allocation Income            $  332,834          $  117,839          $  214,995



*Technology commenced operations on March 1, 2000.

                          EXPENSE LIMITATION AGREEMENTS

      The Investment Adviser has entered into expense limitation agreements with the following Funds, pursuant to which ING has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, ING will assume other expenses so that the total annual ordinary operating expenses of the Funds (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the normal course of each Fund's business, and expenses of any counsel or other persons or services retained by the Fund's Directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser do not exceed the expense limitation shown on the following table:

FUND                                 CLASS A        CLASS B        CLASS C        CLASS I
----                                 -------        -------        -------        -------
Growth                                  N/A            N/A            N/A            N/A
Small Company                          1.50%          2.25%          2.25%          1.25%

FUND                                 CLASS A        CLASS B        CLASS C        CLASS I
----                                 -------        -------        -------        -------
Technology                             1.75%          2.50%          2.50%          1.50%
Index Plus LargeCap                    0.95%          1.70%          1.45%          0.70%
Index Plus MidCap                      1.00%          1.75%          1.50%          0.75%
Index Plus SmallCap                    1.00%          1.75%          1.50%          0.75%
Value Opportunity                      1.35%          2.10%          2.10%          1.10%
Balanced                                N/A            N/A            N/A            N/A
Growth and Income                       N/A            N/A            N/A            N/A
Strategic Allocation Growth            1.25%          2.00%          2.00%          1.00%
Strategic Allocation Balanced          1.20%          1.95%          1.95%          0.95%
Strategic Allocation Income            1.15%          1.90%          1.90%          0.90%

Each Fund set forth above may at a later date recoup ING for management fees waived and other expenses assumed by ING during the previous 36 months, but only if, after such reimbursement, that Fund's expense ratio does not exceed the percentage described above. ING will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

Each expense limitation agreement provides that these expense limitations shall continue until the date set forth in the table below. Thereafter, each agreement will automatically renew for a one-year term unless ING provides written notice of the termination of the agreement to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or it may be terminated by a Fund, without payment of any penalty, upon ninety (90) days prior written notice to ING.

FUND                                                              TERMINATION DATE
----                                                              ----------------
Growth                                                               N/A
Small Company                                                        May 31, 2004
Technology                                                           May 31, 2004
Index Plus LargeCap                                                  May 31, 2004
Index Plus MidCap                                                    May 31, 2004
Index Plus SmallCap                                                  May 31, 2004
Value Opportunity                                                    May 31, 2004
Balanced                                                             N/A
Growth and Income                                                    N/A
Strategic Allocation Growth                                          May 31, 2004
Strategic Allocation Balanced                                        May 31, 2004
Strategic Allocation Income                                          May 31, 2004



                             SUB-ADVISORY AGREEMENTS


      The Investment Management Agreement for each Fund provides that the Investment Adviser, with the approval of the Fund's Board of Directors, may select and employ a Sub-Adviser for the Fund, and shall monitor the Sub-Adviser's investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to ING Aeltus, executive salaries and expenses of the Directors and officers of a Fund who are employees of the Investment Adviser or its affiliates and, office rent of a Fund. Each Sub-Adviser pays all of its expenses arising from the performance of its obligations under the relevant Sub-Advisory Agreements.


      Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Funds are borne by the Funds, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Funds under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Funds who are not employees of the Investment Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

      Otherwise, the Sub-Advisory Agreements after an initial term through December 31, 2003, the Sub-Advisory Agreements continue in effect from year to year, subject to the annual approval of the Board, on behalf of a Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of a Fund, who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.


      Pursuant to the Sub-Advisory Agreements between the Investment Adviser and ING Aeltus, ING Aeltus acts as Sub-Adviser to the Funds. In this capacity, ING Aeltus, subject to the supervision and control of the Investment Adviser and the Board, on behalf of the Funds, manages the Funds' portfolio investments consistently with the Funds' investment objectives, and executes any of the Funds' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by the Investment Adviser. ING Aeltus' address is 10 State House Square, Hartford, Connecticut 06103-3602. ING Aeltus is a wholly owned subsidiary of ING Groep N.V.



      In approving the Sub-Advisory Agreements through December 31, 2003, the Board considered a number of factors, including, but not limited to: (1) the short-term and long-term performance of each Fund in absolute terms and relative to objective benchmark indexes and other comparable mutual funds; (2) the nature and quality of the services provided by ING Aeltus; (3) the reasonableness of the compensation paid to ING Aeltus under the Sub-Advisory Agreements, including the advisory fee retained by ING Investments for its services to sub-advised Funds; (4) the profitability to ING Aeltus of the services provided under the Sub-Advisory Agreements; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Aeltus; and (6) the brokerage and trading activities of ING Aeltus in managing the Funds' portfolios, the impact of such activities on the performance of the Funds and the sources of research used by ING Aeltus, including research generated by ING Aeltus and soft dollar research. The Board also reviewed information provided by ING Aeltus relating to their compliance systems, disaster recovery plans and personal trading policies and internal monitoring procedures. In the context of reviewing the Sub-Advisory Agreements with ING Aeltus, the Board met with senior management and reviewed absolute and relative performance of the Funds. The Board also considered the compensation structure within ING Aeltus and its ability to attract and retain high quality investment professionals.


      In reviewing the terms of the Investment Management Agreement and each Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management Agreement and Sub-Advisory Agreements, the Independent Directors were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management Agreement and Sub-Advisory Agreements are in the interests of the Funds and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of each Fund, including the unanimous vote of the Independent Directors, approved the Investment Management Agreement and Sub-Advisory Agreements.

      The Sub-Advisory Agreements may be terminated without payment of any penalties by the Investment Adviser, the Directors, on behalf of a Fund, or the shareholders of a Fund upon 60 days prior written notice.

      As of June 30, 2003, ING Aeltus had assets under management of over $41.5 billion.



      Pursuant to a Sub-Advisory Agreement between the Investment Adviser and AIC LLC (AIC) 100 Pine Street, Suite 420, San Francisco, California 94111 a Delaware limited liability company, serves as Sub-Adviser to ING Technology Fund. Effective April 30, 2002, the owners of Elijah Asset Management LLC sold a 75% interest in the company to a wholly owned U.S. subsidiary of AIC Limited. As a result of the transaction, the name of AIC was changed from Elijah Asset Management LLC. In its capacity as Sub-Adviser to ING Technology Fund, AIC, subject to the supervision and control of the Investment Adviser and the Board of Directors, on behalf of the Fund, manages the Fund's portfolio of investments consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. AIC is controlled by and is an indirect subsidiary of AIC Limited. AIC Limited is a privately held mutual fund manager with over $15 billion (Canadian) in assets under management, headquartered in Burlington, Ontario, Canada.



      As of June 30, 2003, AIC has assets under management of over $130 million.



The following Funds, as compensation to ING Aeltus for its services, the Investment Adviser pays ING Aeltus a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:

FUND                                        SUB-ADVISORY FEE *                     ASSETS
----                                        ------------------                     ------
Growth                                           0.315%                   On first $250 million
                                                 0.293%                    On next $250 million
                                                 0.281%                    On next $250 million
                                                 0.270%                   On next $1.25 billion
                                                 0.248%                      Over $2 billion

Small Company                                    0.383%                   On first $250 million
                                                 0.360%                    On next $250 million
                                                 0.349%                    On next $250 million
                                                 0.338%                   On next $1.25 billion
                                                 0.326%                      Over $2 billion


Index Plus LargeCap                              0.203%                   On first $500 million
                                                 0.191%                    On next $250 million
                                                 0.180%                   On next $1.25 billion
                                                 0.169%                      Over $2 billion

Index Plus MidCap                                0.203%                   On first $500 million
                                                 0.191%                    On next $250 million
                                                 0.180%                   On next $1.25 billion
                                                 0.169%                      Over $2 billion

Index Plus SmallCap                              0.203%                   On first $500 million
                                                 0.191%                    On next $250 million
                                                 0.180%                   On next $1.25 billion
                                                 0.169%                      Over $2 billion

Value Opportunity                                0.315%                   On first $250 million
                                                 0.293%                    On next $250 million
                                                 0.281%                    On next $250 million
                                                 0.270%                   On next $1.25 billion
                                                 0.248%                      Over $2 billion

FUND                                        SUB-ADVISORY FEE *                     ASSETS
----                                        ------------------                     ------

Balanced                                         0.360%                   On first $500 million
                                                 0.338%                    On next $500 million
                                                 0.315%                     On next $1 billion
                                                 0.293%                      Over $2 billion

Growth and Income                                0.315%                   On first $250 million
                                                 0.293%                    On next $250 million
                                                 0.281%                    On next $250 million
                                                 0.270%                   On next $1.25 billion
                                                 0.248%                      Over $2 billion


Strategic Allocation Growth Fund                 0.360%                   On first $500 million
                                                 0.349%                    On next $500 million
                                                 0.338%                    On next $500 million
                                                 0.326%                    On next $500 million
                                                 0.315%                      Over $2 billion


Strategic Allocation Balanced Fund               0.360%                   On first $500 million
                                                 0.349%                    On next $500 million
                                                 0.338%                    On next $500 million
                                                 0.326%                    On next $500 million
                                                 0.315%                      Over $2 billion


Strategic Allocation Income Fund                 0.360%                   On first $500 million
                                                 0.349%                    On next $500 million
                                                 0.338%                    On next $500 million
                                                 0.326%                    On next $500 million
                                                 0.315%                      Over $2 billion

* As a percentage of average daily net assets.

For the period June 1, 2003 through May 31, 2003, ING paid ING Aeltus, in its capacity of Sub-Adviser, sub-advisory fees as follows:



FUND                                 SUB-ADVISORY FEES
----                                 -----------------
Growth                                 $  520,666
Small Company                          $1,183,323
Value Opportunity                      $   94,309
Balanced                               $  393,227
Growth and Income                      $  767,653
Index Plus LargeCap                    $  695,638
Index Plus MidCap                      $  123,155
Index Plus SmallCap                    $   35,435
Strategic Allocation Growth            $  178,090
Strategic Allocation Balanced          $  249,652
Strategic Allocation Income            $  145,708

For the period March 1, 2002 through May 31, 2002, ING paid ING Aeltus, in its capacity of Sub-Adviser, sub-advisory fees as follows:


FUND                                SUB-ADVISORY FEES
----                                -----------------
Growth                                 $187,192
Small Company                          $256,603
Value Opportunity                      $ 24,220
Balanced                               $108,814
Growth and Income                      $271,392
Index Plus LargeCap                    $212,791
Index Plus MidCap                      $ 27,693
Index Plus SmallCap                    $  6,462
Strategic Allocation Growth            $ 54,783
Strategic Allocation Balanced          $ 72,387
Strategic Allocation Income            $ 39,150


The Investment Adviser pays AIC a monthly fee in arrears equal to the following 0.50% of ING Technology Fund's average daily net assets. For the year ended October 31, 2001 and for the period March 1, 2000 to October 31, 2000 ING Aeltus, as the former investment adviser to the Fund, paid AIC sub-advisory fees of $57,445 and $41,718, respectively for its services to ING Technology Fund. For the fiscal period ended May 31, 2002, ING Aeltus paid AIC sub-advisory fees of $42,073 for its services to ING Technology Fund. For the fiscal period ended May 31, 2003, ING paid AIC sub-advisory fees of $69,161 for its services to ING Technology Fund.



Bradley, Foster & Sargent, Inc. ("Bradley") served as sub-adviser of ING Value Opportunity Fund from October 1, 1998 through December 31, 1999. For the year ended October 31, 1999, ING Aeltus paid Bradley sub-advisory fees of $9,190. The sub-advisory agreement was terminated as of December 31, 1999.


                        ADMINISTRATIVE SERVICES AGREEMENT

      ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for all the Funds pursuant to Administrative Services Agreements. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by the Investment Adviser under the Investment Management Agreements, the custodian for the Funds under the Custodian Agreements, the transfer agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as a liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of the Investment Adviser.


      Prior to April 1, 2002, ING Aeltus provided administrative services to the Funds pursuant to administrative agreements. The services provided by ING Aeltus included: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the SEC and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semiannual and annual reports to shareholders; (5) calculating NAV;
(6) the preparation of certain shareholder communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Board.


      For its services, the Administrator is entitled to receive from each Fund a fee at an annual rate of 0.08% of the Fund's average daily net assets. Administrative fees paid by the Funds are as follows:


For the period June 1, 2002 through May 31, 2003:

                                 TOTAL ADMINISTRATIVE    ADMINISTRATOR     NET ADMINISTRATIVE
     COMPANY NAME                    SERVICES FEE           WAIVER         SERVICES FEES PAID
     ------------                    ------------           ------         ------------------
Growth                                 $132,232            $      0            $132,232
Small Company                          $199,996            $      0            $199,996
Value Opportunity                      $ 23,952            $      0            $ 23,952
Technology                             $ 12,203            $      0            $ 12,203
Balanced                               $ 87,384            $      0            $ 87,384
Growth and Income                      $195,390            $      0            $195,390
Index Plus LargeCap                    $274,820            $      0            $274,820
Index Plus MidCap                      $ 48,655            $      0            $ 48,655
Index Plus SmallCap                    $ 13,999            $      0            $ 13,999
Strategic Allocation Growth            $ 39,575            $      0            $ 39,575
Strategic Allocation Balanced          $ 55,478            $      0            $ 55,478
Strategic Allocation Income            $ 32,380            $      0            $ 32,380








For the period November 1, 2002 through May 31, 2002:

                                 TOTAL ADMINISTRATIVE    ADMINISTRATOR     NET ADMINISTRATIVE
     COMPANY NAME                    SERVICES FEE           WAIVER         SERVICES FEES PAID
     ------------                    ------------           ------         ------------------
Growth                                 $135,421          $      0              $135,421
Small Company                          $171,394          $      0              $171,394
Value Opportunity                      $ 13,354          $      0              $ 13,354
Technology                             $  8,163          $      0              $  8,163
Balanced                               $ 65,950          $      0              $ 65,950
Growth and Income                      $203,085          $      0              $203,085
Index Plus LargeCap                    $226,969          $      0              $226,969
Index Plus MidCap                      $ 22,238          $      0              $ 22,238
Index Plus SmallCap                    $  6,428          $      0              $  6,428
Strategic Allocation Growth            $ 33,392          $      0              $ 33,392
Strategic Allocation Balanced          $ 43,638          $      0              $ 43,638
Strategic Allocation Income            $ 24,188          $      0              $ 24,188



For the fiscal years ended October 31, 2001, 2000 and 1999, administrative services fees paid to ING Aeltus (in its capacity as the former administrator to the Funds ) were as follows:



Year Ended October 31, 2001

                                 TOTAL ADMINISTRATIVE    ADMINISTRATOR     NET ADMINISTRATIVE
     COMPANY NAME                    SERVICES FEE           WAIVER         SERVICES FEES PAID
     ------------                    ------------           ------         ------------------
Growth                                 $291,274          $      0              $291,274
Small Company                          $259,607          $      0              $259,607
Value Opportunity                      $ 12,219          $      0              $ 12,219
Technology                             $ 11,455          $      0              $ 11,455
Balanced                               $119,725          $      0              $119,725
Growth and Income                      $453,857          $      0              $453,857
Index Plus LargeCap                    $414,320          $      0              $414,320
Index Plus MidCap                      $ 19,422          $ 10,977              $  8,445
Index Plus SmallCap                    $  9,783          $  9,783              $      0
Strategic Allocation Growth            $ 65,569          $      0              $ 65,569

                                 TOTAL ADMINISTRATIVE    ADMINISTRATOR     NET ADMINISTRATIVE
     COMPANY NAME                    SERVICES FEE           WAIVER         SERVICES FEES PAID
     ------------                    ------------           ------         ------------------

Strategic Allocation Balanced          $ 80,369          $      0              $ 80,369
Strategic Allocation Income            $ 45,173          $      0              $ 45,173

Year Ended October 31, 2000

                                 TOTAL ADMINISTRATIVE    ADMINISTRATOR     NET ADMINISTRATIVE
     COMPANY NAME                    SERVICES FEE           WAIVER         SERVICES FEES PAID
     ------------                    ------------           ------         ------------------

Growth                                 $355,247          $      0               $355,247
Small Company                          $198,427          $      0               $198,427
Value Opportunity                      $  8,928          $      0               $  8,928
Technology*                            $  8,390          $      0               $  8,390
Balanced                               $131,766          $      0               $131,766
Growth and Income                      $614,699          $      0               $614,699
Index Plus LargeCap                    $386,966          $      0               $386,966
Index Plus MidCap                      $ 12,097          $  5,902               $  6,195
Index Plus SmallCap                    $  8,981          $  8,981               $      0
Strategic Allocation Growth            $ 69,035          $      0               $ 69,035
Strategic Allocation Balanced          $ 79,750          $      0               $ 79,750
Strategic Allocation Income            $ 41,604          $      0               $ 41,604




Year Ended October 31, 1999

                                 TOTAL ADMINISTRATIVE    ADMINISTRATOR     NET ADMINISTRATIVE
     COMPANY NAME                    SERVICES FEE           WAIVER         SERVICES FEES PAID
     ------------                    ------------           ------         ------------------

Growth                                 $212,043          $      0                $212,043
Small Company                          $ 57,488          $      0                $ 57,488
Value Opportunity                      $  6,278          $  6,278                $      0
Balanced                               $128,903          $      0                $128,903
Growth and Income                      $660,028          $      0                $660,028
Index Plus LargeCap                    $148,363          $      0                $148,363
Index Plus MidCap                      $  9,381          $  9,381                $      0
Index Plus SmallCap                    $  7,902          $  7,902                $      0
Strategic Allocation Growth            $ 51,213          $      0                $ 51,213
Strategic Allocation Balanced          $ 48,410          $      0                $ 48,410
Strategic Allocation Income            $ 30,297          $      0                $ 30,297

*Technology commenced operations on March 1, 2000.

                                    CUSTODIAN

      Beginning June 1, 2003, Bank of New York, One Wall Street, New York, New York, serves as custodian of the Funds. The custodian does not participate in determining the investment policies of a Fund nor in deciding which securities are purchased or sold by a Fund. A Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian. For portfolio securities that are purchased and held outside the U.S., Bank of New York has entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.

                                 TRANSFER AGENT

      DST Systems, Inc, 330 West 9th Street, Kansas City, Missouri 64105-1514 serves as the transfer agent dividend-paying agent to the Funds.

                                  LEGAL COUNSEL

      Legal matters for the Company are passed upon by Goodwin Procter, LLP, Exchange Place, 53 State Street, Boston, MA, 02109.

                              INDEPENDENT AUDITORS


      KPMG LLP serves as the independent auditors for the Funds. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with the review of SEC filings. KPMG LLP is located at 99 High Street, Boston Massachusetts 02110. Prior to April 1, 2003, the Funds were audited by other independent accountants.


                              PRINCIPAL UNDERWRITER

      Shares of the Funds are distributed by ING Funds Distributor, LLC ("ING Funds Distributor" or the "Distributor") pursuant to an Underwriting Agreement between the Fund and the Distributor. The Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. The Funds and the Distributor have agreed to indemnify each other against certain liabilities. The Underwriting Agreement will remain in effect for two years from its inception date and from year to year thereafter only if its continuance is approved annually by a majority of the Board who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Directors or a majority of the outstanding voting securities of the Funds. See the Prospectuses for information on how to purchase and sell shares of the Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor is not an expense of the Funds and has no effect on the net asset value of the Funds. ING Funds Distributor, LLC, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, is a Delaware corporation and is an indirect wholly owned subsidiary of ING Groep N.V. and an affiliate of ING. Prior to January 1, 2002, Aeltus Capital, Inc. ("ACI"), 10 State House Square, Hartford, Connecticut 06103-3602, was the distributor for the Funds.

For the period June 1, 2002, through May 31, 2003, fees were paid to ING Funds Distributor, LLC as follows:


             COMPANY NAME                             TOTAL UNDERWRITING FEES
             ------------                             -----------------------
Growth                                                        $204,254
Small Company                                                 $261,159
Value Opportunity                                             $73,428
Technology                                                    $56,584
Balanced                                                      $170,144
Growth and Income                                             $140,949
Index Plus LargeCap                                           $784,739
Index Plus MidCap                                             $184,373
Index Plus SmallCap                                           $67,612
Strategic Allocation Growth                                   $73,416
Strategic Allocation Balanced                                 $97,296
Strategic Allocation Income                                   $64,087


For the period January 1, 2002 through May 31, 2002, fees were paid to ING Funds Distributor as follows:

             COMPANY NAME                             TOTAL UNDERWRITING FEES
             ------------                             -----------------------
Growth                                                        $114,610
Small Company                                                 $120,244
Value Opportunity                                             $26,522
Technology                                                    $21,303
Balanced                                                      $59,692

Growth and Income                                             $73,596
Index Plus LargeCap                                           $398,842
Index Plus MidCap                                             $53,011
Index Plus SmallCap                                           $14,365
Strategic Allocation Growth                                   $36,868
Strategic Allocation Balanced                                 $42,756
Strategic Allocation Income                                   $25,636

For the period November 1, 2001 through December 31, 2001 and the years ended October 31, 2001 and 2000 Shareholder Services and Distribution fees were paid to ACI (principal underwriter for the Funds prior to January 1, 2002) as follows:

November 1, 2001 through December 31, 2001

             COMPANY NAME                             TOTAL UNDERWRITING FEES
             ------------                             -----------------------
Growth                                                        $48,454
Small Company                                                 $41,906
Value Opportunity                                              $7,524
Technology                                                     $8,039
Balanced                                                      $21,296
Growth and Income                                             $30,991
Index Plus LargeCap                                           $166,957
Index Plus MidCap                                             $14,325
Index Plus SmallCap                                            $3,789
Strategic Allocation Growth                                   $14,205
Strategic Allocation Balanced                                 $15,225
Strategic Allocation Income                                    $9,962

Year Ended October 31, 2001

             COMPANY NAME                             TOTAL UNDERWRITING FEES
             ------------                             -----------------------
Growth                                                          $313,853
Small Company                                                   $229,088
Value Opportunity                                                $32,086
Technology                                                       $50,267
Balanced                                                        $123,514
Growth and Income                                               $219,170
Index Plus LargeCap                                           $1,072,427
Index Plus MidCap                                                $65,737
Index Plus SmallCap                                              $19,699
Strategic Allocation Growth                                      $88,390
Strategic Allocation Balanced                                    $89,868
Strategic Allocation Income                                      $54,959

Year Ended October 31, 2000

             COMPANY NAME                             TOTAL UNDERWRITING FEES
             ------------                             -----------------------
Growth                                                          $308,778
Small Company                                                   $157,592
Value Opportunity                                                $16,532
Technology*                                                      $39,961
Balanced                                                        $110,697
Growth and Income                                               $243,774
Index Plus LargeCap                                             $993,925
Index Plus MidCap                                                $31,681
Index Plus SmallCap                                              $15,048
Strategic Allocation Growth                                      $86,818
Strategic Allocation Balanced                                    $78,321

Strategic Allocation Income                                      $42,859

*Technology commenced operations on March 1, 2000.

               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS


      Fund shares are distributed by ING Funds Distributor, LLC (the "Distributor"). With respect to Class A shares of the Funds, the Distributor is paid an annual fee at the rate of 0.25% of the value of average daily net assets attributable to those shares under a Distribution and Shareholder Services Plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act ("Distribution and Shareholder Services Plan"). With respect to Class B shares of the Funds, the Distributor is paid an annual fee at the rate of 1.00% of the value of average daily net assets attributable to those shares under a Distribution and Shareholder Services Plan. With respect to Class C shares of the Funds, the Distributor is paid an annual fee at the rate of 1.00%) of the value of average daily net assets attributable to those shares under a Distribution and Shareholder Services Plan. With respect to Class R shares of the Funds, the Distributor is paid an annual fee at the rate of 0.50% of the value of average daily net assets attributable to those shares under a Distribution and Shareholder Services Plan. The Funds do not have a distribution plan for Class I shares.



      The fee for a specific class may be used to pay securities dealers (which may include the principal underwriter itself) and other financial institutions and organizations for servicing shareholder accounts. To the extent not used for servicing shareholder accounts, the fee may be paid to cover expenses incurred in promoting the sale of that class of shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons to obtain various distribution and/or administrative services for the Funds; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and contingent deferred sales charges. The fee for Class B shares may also be used to pay the financing cost of accruing certain unreimbursed expenses. The Distributor may re-allow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.


      The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under each Distribution and Shareholder Services Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether each Plan should be continued. The terms and provisions of the Plans relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

      The Distribution and Shareholder Services Plans continue from year to year from their inception dates, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. The Distribution and Shareholder Services Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval. All amendments to the Distribution and Shareholder Services Plans must be approved by the Board in the manner described above for annual renewals. The Distribution and Shareholder Services Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days' written notice to any other party to the Distribution and Shareholder Services Plans. All persons who are under common control with the Funds could be deemed to have a financial interest in the Plans. No other interested person of the Funds has a financial interest in the Plans.

      In approving the Distribution and Shareholder Services Plans, the Board considered all the features of the distribution system, including (1) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth, (2) the services provided to the Funds and its shareholders by the Distributor, and (3) the Distributor's shareholder distribution-related expenses and costs.

      The Investment Adviser, Sub-Adviser or their affiliates may make payments to securities dealers that enter into agreements providing the Distributor with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.07% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) and the selling broker-dealer.

      Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the following Funds paid to ING Funds Distributor, LLC for the year ended May 30, 2003 were as follows:


       DISTRIBUTION EXPENSES            CLASS A       CLASS B       CLASS C       CLASS R*
       ---------------------            -------       -------       -------       --------
Growth
Advertising                               $834          $37           $48
Printing                                $15,855         $706         $911
Salaries & Commissions                  $122,357       $5,452       $7,030
Broker Servicing                        $215,927       $9,620       $12,404
Miscellaneous                           $54,352        $2,422       $3,123
Total                                   $409,325      $18,237       $23,516

Small Company
Advertising                              $1,652         $33           $89
Printing                                $31,380         $635        $1,688
Salaries & Commissions                  $222,217       $4,499       $11,956
Broker Servicing                        $307,628       $6,226       $16,551
Miscellaneous                           $111,377       $2,254       $5,993
Total                                   $674,254      $13,647       $36,277

Value Opportunity
Advertising                               $363          $10           $14
Printing                                 $6,891         $199         $272
Salaries & Commissions                  $55,334        $1,595       $2,181
Broker Servicing                        $79,495        $2,292       $3,134
Miscellaneous                           $23,476         $677         $925
Total                                   $165,559       $4,773       $6,526

Technology
Advertising                               $272          $44           $36
Printing                                 $5,176         $835         $692
Salaries & Commissions                  $41,562        $6,704       $5,559
Broker Servicing                        $44,993        $7,258       $6,018
Miscellaneous                           $12,272        $2,786       $2,310
Total                                   $109,275      $17,627       $14,615

Balanced
Advertising                               $510          $20           $58
Printing                                 $9,695         $384        $1,110
Salaries & Commissions                  $64,301        $2,548       $7,362
Broker Servicing                        $155,568       $6,164       $17,812
Miscellaneous                           $39,915        $1,582       $4,570
Total                                   $269,989      $10,698       $30,912

Growth and Income

Advertising                               $364          $26           $27
Printing                                 $6,911         $486         $517
Salaries & Commissions                  $57,700        $4,059       $4,320
Broker Servicing                        $142,214      $10,004       $10,647
Miscellaneous                           $23,702        $1,667       $1,774
Total                                   $230,891      $16,242       $17,285

Index Plus SmallCap
Advertising                               $256          $46           $46
Printing                                 $4,862         $878         $872
Salaries & Commissions                  $39,042        $7,047       $7,006
Broker Servicing                        $41,175        $7,432       $7,388
Miscellaneous                           $19,425        $3,505       $3,485
Total                                   $104,760      $18,908       $18,797

Index Plus MidCap
Advertising                               $914          $107         $128
Printing                                $17,371        $2,035       $2,430
Salaries & Commissions                  $125,781      $14,738       $17,593
Broker Servicing                        $144,094      $16,883       $20,155
Miscellaneous                           $63,817        $7,477       $8,926
Total                                   $351,977      $41,240       $49,232

Index Plus LargeCap
Advertising                              $2,440         $305         $424
Printing                                $46,356        $5,790       $8,049
Salaries & Commissions                  $306,590      $38,291       $53,237
Broker Servicing                        $570,935      $71,308       $99,138
Miscellaneous                           $152,261      $19,017       $26,438
Total                                  $1,078,582     $134,711     $187,286

Strategic Allocation Growth
Advertising                               $403           $3           $29
Printing                                 $7,650         $59          $542
Salaries & Commissions                  $58,360         $446        $4,131
Broker Servicing                        $83,982         $642        $5,945
Miscellaneous                           $24,444         $187        $1,730
Total                                   $174,839       $1,337       $12,377

Strategic Allocation Balanced
Advertising                               $394           $3           $3
Printing                                 $7,486         $62           $65
Salaries & Commissions                  $59,201         $487         $516
Broker Servicing                        $108,868        $895         $951
Miscellaneous                           $24,078         $198         $210
Total                                   $200,027       $1,645       $1,745

Strategic Allocation Income
Advertising                               $327           $6           $8
Printing                                 $7,074         $117         $161
Salaries & Commissions                  $56,801         $936        $1,296
Broker Servicing                        $76,957        $1,268       $1,756
Miscellaneous                           $23,317         $384         $532
Total                                   $164,521       $2,711       $3,753



* Class R had not yet commenced operations on October 1, 2003

January 1, 2002 to May 31, 2002:


       DISTRIBUTION EXPENSES            CLASS A       CLASS B       CLASS C
       ---------------------            -------       -------       -------
Growth
Advertising                               $422          $15           $20
Printing                                 $7,990         $278         $381
Salaries & Commissions                  $72,015        $2,510       $3,430
Broker Servicing                        $115,378       $4,022       $5,495
Miscellaneous                           $33,232        $1,158       $1,583
Total                                   $229,037       $7,983       $10,909

Small Company
Advertising                               $923          $15           $62
Printing                                $17,540         $283        $1,180
Salaries & Commissions                  $165,829       $2,679       $11,157
Broker Servicing                        $155,059       $2,505       $10,433
Miscellaneous                           $78,555        $1,269       $5,285
Total                                   $417,906       $6,751       $28,117

Value Opportunity
Advertising                               $209           $4           $6
Printing                                 $3,962         $76          $110
Salaries & Commissions                  $35,230         $679         $977
Broker Servicing                        $33,319         $643         $924
Miscellaneous                           $16,210         $313         $450
Total                                   $88,930        $1,715       $2,467

Technology
Advertising                               $128          $15           $13
Printing                                 $2,433         $280         $256
Salaries & Commissions                  $22,656        $2,608       $2,386
Broker Servicing                        $20,206        $2,326       $2,128
Miscellaneous                           $10,643        $1,225       $1,121
Total                                   $56,066        $6,454       $5,904

Balanced
Advertising                               $213           $7           $18
Printing                                 $4,046         $126         $341
Salaries & Commissions                  $35,591        $1,107       $2,997
Broker Servicing                        $57,444        $1,786       $4,837
Miscellaneous                           $16,223         $504        $1,366
Total                                   $113,517       $3,530       $9,559

Growth and Income
Advertising                               $304           $3           $9
Printing                                 $5,782         $56          $167
Salaries & Commissions                  $52,198         $504        $1,507
Broker Servicing                        $82,743         $799        $2,389

Miscellaneous                           $24,093         $233         $696
Total                                   $165,120       $1,595       $4,768

Index Plus SmallCap
Advertising                               $120          $20           $12
Printing                                 $2,284         $375         $227
Salaries & Commissions                  $21,259        $3,487       $2,114
Broker Servicing                        $14,434        $2,368       $1,435
Miscellaneous                           $10,051        $1,649        $999
Total                                   $48,148        $7,899       $4,789

Index Plus MidCap
Advertising                               $339          $26           $34
Printing                                 $6,478         $493         $654
Salaries & Commissions                  $61,060        $4,645       $6,169
Broker Servicing                        $52,862        $4,018       $5,336
Miscellaneous                           $29,294        $2,228       $2,959
Total                                   $149,983      $11,410       $15,152

Index Plus LargeCap
Advertising                              $1,054         $155         $230
Printing                                $20,045        $2,948       $4,364
Salaries & Commissions                  $172,214      $25,326       $37,494
Broker Servicing                        $261,340      $38,433       $56,899
Miscellaneous                           $78,191       $11,499       $17,024
Total                                   $532,844      $78,361      $116,011

Strategic Allocation Growth
Advertising                               $145           $1           $21
Printing                                 $2,757         $17          $395
Salaries & Commissions                  $26,033         $162        $3,729
Broker Servicing                        $39,179         $243        $5,611
Miscellaneous                           $12,275         $76         $1,758
Total                                   $80,389         $499        $11,514

Strategic Allocation Balanced
Advertising                               $171           $0           $1
Printing                                 $3,283          $9           $18
Salaries & Commissions                  $30,193         $85          $164
Broker Servicing                        $50,403         $142         $274
Miscellaneous                           $14,049         $40           $76
Total                                   $98,099         $276         $533

Strategic Allocation Income
Advertising                               $158           $1           $3
Printing                                 $3,001         $21           $59
Salaries & Commissions                  $27,933         $192         $553
Broker Servicing                        $32,973         $227         $653
Miscellaneous                           $13,142         $90          $260
Total                                   $77,207         $531        $1,528

      For the two month period of November 2001 to December 2001, approximately $0, $0, $542,330, $1,014,260, and $6,485 of the Company's total distribution expenses were expended in connection with advertising, printing and mailing of prospectuses to other than current shareholders, compensation to underwriters, compensation to broker-dealers and compensation to sales personnel, respectively.

      For the year ended October 31, 2001, approximately $236,623, $95,752, $3,295,967, $5,591,963 and $216,255 of the Company's total distribution expenses were expended in connection with advertising, printing and mailing of prospectuses to other than current shareholders, compensation to underwriters, compensation to broker-dealers and compensation to sales personnel, respectively.

Other Payments to Securities Dealers

Typically, the portion of the front-end sales charge on Class A shares shown in the following tables is paid to your securities dealer. Your securities dealer may, however, receive up to the entire amount of the front-end sales charge. The following table applies to the Domestic equity Funds:

            WHEN YOU INVEST THIS AMOUNT:               AMOUNT OF SALES CHARGE TYPICALLY ARE ALLOWED TO DEALERS AS A
                                                                       PERCENTAGE OF OFFERING PRICE:
            ----------------------------               ------------------------------------------------------------
Under $50,000                                                                      4.25%
$50,000 or more but under $100,000                                                 4.00%
$100,000 or more but under $250,000                                                3.00%
$250,000 or more but under $500,000                                                2.25%
$500,000 or more but under $1,000,000                                              1.75%

Securities dealers that sell Class A shares (other than shares of the Index Plus Funds) in amounts of $1 million or more may be entitled to receive the following commissions:

                                                 COMMISSION
                                                 ----------
- on sales of $1 million to $2,499,999              1.00%
- on sales of $2.5 million to $4,999,999            0.50%
- on sales of $5 million or greater                 0.25%

Securities dealers that sell Class A shares of the Index Plus Funds in amounts of $1 million or more may be entitled to receive the following commissions:

                                                        COMMISSION
                                                        ----------
- on sales of $1 million to $3 million                     0.50%
- on sales of $3 million or greater                        0.25%

      For sales of Class B shares, your securities dealer is paid an up-front commission equal to four percent (4%) of the amount sold. Beginning in the thirteenth month after the sale is made, ING Funds Distributor uses the 0.25% servicing fee to compensate securities dealers for providing personal services to accounts that hold Class B shares, on a monthly basis.

      The Distributor or its affiliates may make payments in addition to those described above to securities dealers that enter into agreements providing the Distributor with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.13% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer(s).

      In addition, ING may make payments of up to 0.05% of a Fund's average daily net assets to national broker-dealers who, as a result of an acquisition of a member of the Company's selling group, agree to allow Fund shares to be made available to their clients in a proprietary wrap account program, provided such accounts are networked accounts.

      The Distributor or its affiliates may, from time to time, also make payments to clearing firms that offer networking services, which make the Funds available to their customers. Such payments to clearing firms will not exceed 0.10% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.

      The Distributor has agreed to reimburse Financial Network Investment Corporation, an affiliate of the Distributor, for trading costs incurred in connection with trades through the Pershing brokerage clearing system.

      The Distributor may make, or cause to be made, payments to affiliated and unaffiliated securities dealers that engage in wholesaling efforts on behalf of the Company and the Funds. These payments will not exceed 0.33% of the value of Fund shares sold as a result of such wholesaling efforts. The Distributor may also pay such firms a quarterly fee based on a percentage of assets retained as of the end of a calendar quarter, not to exceed 0.125% of the value of such assets.

      The value of a shareholder's investment will be unaffected by these payments.


For the period June 1, 2002 to May 30, 2003, the Distributor received the following amounts in sales charges in connection with the sale of shares:



                                  CLASS A SALES
                                  CHARGES BEFORE       CLASS A SALES
                                      DEALER           CHARGES AFTER       CLASS B DEFERRED    CLASS C DEFERRED
FUND                               RE-ALLOWANCE     DEALER RE-ALLOWANCE     SALES CHARGES        SALES CHARGES
Growth                               $18,615               $2,428                 $0                 $563
Small Company                        $31,119               $4,059                 $0                 $588
Value Opportunity                     $9,422               $1,229                 $0                 $217
Technology                            $8,433               $1,100                 $0                  $21
Balanced                             $160,946             $20,993                 $0                 $389
Growth and Income                     $9,399               $1,226                 $0                  $91
Index Plus LargeCap                  $77,184              $12,864                 $0                $3,879
Index Plus MidCap                    $77,394              $12,899                 $0                $1,179
Index Plus SmallCap                  $45,066               $7,511                 $0                  $95
Strategic Allocation Growth           $3,159                $412                  $0                 $102
Strategic Allocation Balanced         $1,219                $159                  $0                 $941
Strategic Allocation Income           $2,890                $377                  $0                  $0


For the period November 1, 2001 to May 31, 2002, the Distributor received the following amounts in sales charges in connection with the sale of shares:

                                  CLASS A SALES
                                  CHARGES BEFORE       CLASS A SALES
                                      DEALER           CHARGES AFTER       CLASS B DEFERRED    CLASS C DEFERRED
FUND                               RE-ALLOWANCE     DEALER RE-ALLOWANCE     SALES CHARGES        SALES CHARGES
Growth                               $11,351               $1,481               $2,513               $870
Small Company                        $38,605               $5,035                $77                 $193
Value Opportunity                     $6,998                $913                  $0                 $106
Technology                            $2,998                $391                 $352                $250
Balanced                             $10,050               $1,311                $660                 $16
Growth and Income                     $4,279                $558                $1,727               $106
Index Plus LargeCap                  $33,374               $8,344              $25,438              $4,821
Index Plus MidCap                    $17,432               $4,358               $4,806               $613
Index Plus SmallCap                   $3,373                $843                 $306                 $0
Strategic Allocation Growth            $607                 $79                  $100                 $8

Strategic Allocation Balanced          $180                 $24                 $1,038                $0
Strategic Allocation Income            $653                 $85                 $2,741               $155


For the year ended October 31, 2001, ACI received net commissions from the sales of Class A shares and contingent deferred sales charges from redemptions of Class C shares as follows.

FUND
----
Growth                              $5,647
Small Company Fund                 $11,578
Technology                          $4,132
Index Plus LargeCap                $40,361
Index Plus MidCap                  $15,043
Index Plus SmallCap                 $2,762
Value Opportunity                   $1,794
Balanced                            $3,781
Growth and Income                   $4,676
Strategic Allocation Growth           $981
Strategic Allocation
Balanced                              $192
Strategic Allocation Income           $151


                        PURCHASE AND REDEMPTION OF SHARES

      Class I shares of the Company are purchased and redeemed at the applicable net asset value (NAV) next determined after a purchase or redemption order is received, as described in the Prospectus. Class B and Class C shares of the Company are purchased at the applicable NAV next determined after a purchase order is received. Class B and Class C shares are redeemed at the applicable NAV next determined less any applicable contingent deferred sales charge (CDSC) after a redemption request is received, as described in the Prospectus. Class A shares of the Company are purchased at the applicable NAV next determined after a purchase order is received less any applicable front-end sales charge and redeemed at the applicable NAV next determined adjusted for any applicable CDSC after a redemption request is received, as described in the Prospectus.

      Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the NYSE is restricted as determined by the Commission or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which (i) disposal by a Fund of securities owned by it is not reasonably practicable, or
(ii) it is not reasonably practicable for a Fund to determine fairly the value of its net assets; or (c) the Commission by order so permits for the protection of shareholders of a Fund.

      Any written request to redeem shares in amounts in excess of $100,000 must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company or a member of a national securities exchange. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

      A Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, a Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder of a Fund in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the Commission. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

      Purchases and exchanges should be made for investment purposes only. The Funds reserve the right to reject any specific purchase or exchange request. In the event a Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.

      The Funds are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Funds define a "market timer" as an individual, or entity acting on behalf of one or more individuals, if (i) the individual or entity makes three or more exchange requests out of any Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to 1/2 of 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

Front-end Sales Charge Waivers

Front-end sales charges will not apply if you are buying Class A shares with proceeds from the following sources:

      1.    Redemptions from any ING-advised Fund if you:

                  - Originally paid a front-end sales charge on the shares and

                  - Reinvest the money within 90 days of the redemption date.

      2.    Redemptions from other mutual funds if you:

                  - Originally paid a front-end sales charge on the shares and

                  - Reinvest the money within 30 days of the redemption date.

The Fund's front-end sales charges will also not apply to Class A purchases by:

      1. Employees of ING Groep N.V. and its affiliates (including retired employees and members of employees' and retired employees' immediate families and board members and their immediate families), NASD registered representatives of ING Funds Distributor, LLC or any affiliated broker-dealer (including members of their immediate families) purchasing shares for their own accounts, and members of the Board (including their immediate families).

      2. Investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing either (1) directly in any Fund or through an unregistered separate account sponsored by ING Life and Annuity Company ("ILIAC") or any successor thereto or affiliate thereof or (2) in a registered separate account sponsored by ILIAC or any successor thereto or affiliate thereof, but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability.

      3. Certain trust companies and bank trust departments investing on behalf of their clients.

      4. Certain retirement plans that are sponsored by an employer and have plan assets of $500,000 or more.


      5. Broker-dealers, registered investment advisers and financial planners that have entered into a selling agreement with ING Funds Distributor, LLC (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares) on behalf of clients participating in advisory fee programs.

      6. Current employees of broker-dealers and financial institutions that have entered into a selling agreement with ING Funds Distributor, LLC (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares) and their immediate family members, as allowed by the internal policies of their employer.


      7.    Registered investment companies.

      8.    Insurance companies (including separate accounts).

      9. Shareholders of the Adviser Class at the time such shares were redesignated as Class A shares.

      10.   Certain executive deferred compensation plans.

Contingent Deferred Sales Charge


Certain Class A shares, all Class B shares and all Class C shares are subject to a CDSC, as described in the Prospectus. For shareholders opening accounts on or after March 1, 2002, there is no CDSC imposed on:



      - redemptions of shares purchased through reinvestment of dividends or capital gains distributions; and



      - shares purchased more than one year (in the case of Class A and Class C shares), or six years (in the case of Class B shares) prior to the redemption


CDSC Waivers The CDSC will be waived for:

      -     exchanges to other Funds of the same class;

      - redemptions following the death or disability of the shareholder or beneficial owner;

      - redemptions related to distributions from retirement plans or accounts under Code Section 403(b) after you attain age 70-1/2;

      - tax-free returns of excess contributions from employee benefit plans;

      - distributions from employee benefit plans, including those due to plan termination or plan transfer; and

      - redemptions made in connection with the Automatic Cash Withdrawal Plan (see Shareholder Services and Other Features), provided that such redemptions:

      - are limited annually to no more than 12% of the original account value;

      -     are made in equal monthly amounts, not to exceed 1% per month; and

      - the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $10,000.

Letter of Intent

      You may qualify for a reduced sales charge when you buy Class A shares as described in the prospectus. At any time, you may file with the Company a signed shareholder application with the Letter of Intent section completed. After the Letter of Intent is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent. Sales charge reductions are based on purchases in more than one Fund and will be effective only after notification to ACI that the investment qualifies for a discount. Your holdings in the Funds acquired within 90 days of the day the Letter of Intent is filed, will be counted towards completion of the Letter of Intent and will be entitled to a retroactive downward adjustment in the sales charge. Such adjustment will be made by the purchase of additional shares in an equivalent amount.

      Five percent (5%) of the amount of the total intended purchase will be held by the transfer agent in escrow until you fulfill the Letter of Intent. If, at the end of the 13-month period, you have not met the terms of the Letter of Intent an amount of shares equal to the difference owed will be deducted from your account. In the event of a total redemption of the account before fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.

      If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased during the period. The upward adjustment will be paid with shares redeemed from your account.

Right of Accumulation/Cumulative Quantity Discount

      A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other Class A shares of the Funds already owned. To determine if you may pay a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your other Class A shares, as well as those Class A shares of your spouse and children under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A shares of the Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A shares of the Funds to determine the front-end sales charge that applies.

      To qualify for the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide the Company with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to the Company when making direct cash investments.

                   BROKERAGE ALLOCATION AND TRADING POLICIES


Subject to the supervision of the Board, ING Aeltus (or AIC, in the case of ING Technology Fund) has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions on those trades. It is ING Aeltus' policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. ING Aeltus (or AIC, in the case of ING Technology
Fund) may also consider the sale of shares of the Funds and of other investment companies advised by ING Aeltus as a factor in the selection of brokerage firms to execute the Funds' portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to ING Aeltus' or AIC's duty to obtain best execution.



      ING Aeltus (or AIC, in the case of ING Technology Fund) receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades on behalf of a Fund, the providing of equipment used to communicate research information and specialized consultations with Company personnel with respect to computerized systems and data furnished to the Funds as a component of other research services. ING Aeltus considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. It is the policy of the Sub-Adviser, in selecting a broker to effect a particular transaction, to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Sub-Adviser in servicing all of its accounts; not all such services will be used by the Sub-Adviser to benefit the Funds.



      Consistent with federal law, the Sub-Advisers may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The judgment of a Sub-Adviser as to whether and how it will obtain the specific brokerage and research services, will be based upon an analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect ING Aeltus' opinion as to which services and which means of payment are in the long-term best interests of the Funds.



      Each Sub-Adviser may buy or sell the same security at or about the same time for a Fund and another advisory client of ING Aeltus, including clients in which affiliates of the Sub-Adviser have an interest. The Sub-Adviser normally will aggregate the respective purchases or sales (including initial public offerings or IPOs), and then allocate as nearly as practicable on a pro rata basis in proportion to the amount to be purchased or sold. In the event that allocation is done other than on a pro rata basis, the main factors to be considered in determining the amounts to be allocated are the respective investment objectives of a Fund and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.


Brokerage commissions were paid as follows:

For the period June 1, 2002 through May 30, 2003:


FUND                                                                                COMMISSION
-----                                                                               ----------
Growth                                                                              $1,047,261
Small Company                                                                       $4,355,958
Value Opportunity                                                                    $279,355
Technology                                                                           $59,897
Balanced                                                                             $309,977
Growth and Income                                                                   $1,956,172
Index Plus LargeCap                                                                  $456,116
Index Plus MidCap                                                                    $172,526
Index Plus SmallCap                                                                  $84,023
Strategic Allocation Growth                                                          $234,964
Strategic Allocation Balanced                                                        $264,056
Strategic Allocation Income                                                          $96,681


For the period November 1, 2001 through May 31, 2002:

FUND                                                                                COMMISSION
-----                                                                               ----------
Growth                                                                               $804,614
Small Company                                                                       $2,169,224
Value Opportunity                                                                    $91,415
Technology                                                                           $38,378
Balanced                                                                             $128,710
Growth and Income                                                                   $1,190,879
Index Plus LargeCap                                                                  $616,286
Index Plus MidCap                                                                    $33,832
Index Plus SmallCap                                                                   $2,502
Strategic Allocation Growth                                                          $196,513
Strategic Allocation Balanced                                                        $208,557
Strategic Allocation Income                                                          $78,204

For the following fiscal years:

         FUND NAME            FOR YEAR ENDED OCTOBER 31, 2001    FOR YEAR ENDED OCTOBER 31, 2000     FOR YEAR ENDED OCTOBER 31, 1999
         ---------            -------------------------------    -------------------------------     -------------------------------
Growth                                    $  796,089                          $  805,950                          $  462,377
Small Company                             $1,317,769                          $1,125,703                          $  342,043
Value Opportunity                         $   46,103                          $   24,041                          $   16,153
Technology*                               $   31,542                          $   24,168                                 N/A
Balanced                                  $  179,504                          $  155,698                          $  106,837
Growth and Income                         $1,727,256                          $2,620,251                          $1,575,747
Index Plus LargeCap                       $  938,360                          $  760,175                          $  278,464
Index Plus MidCap                         $   40,785                          $   16,000                          $   11,440
Index Plus SmallCap                       $   17,767                          $   12,082                          $    7,225
Strategic Allocation Growth               $  326,348                          $  276,951                          $  145,421
Strategic Allocation                      $  324,143                          $  261,920                          $  106,481
Balanced
Strategic Allocation Income               $  132,676                          $   87,840                          $   47,787

*Technology commenced operations on March 1, 2000.

      For the period November 1, 2001 to May 31, 2002, commissions in the amounts listed below were paid with respect to portfolio transactions directed to certain brokers because of research services:

FUND                                                                                 COMMISSION
----                                                                                 ----------
Growth                                                                                $ 40,786
Small Company                                                                         $  5,475
Value Opportunity                                                                     $ 22,227
Technology                                                                            $  2,352
Balanced                                                                              $ 10,228
Growth and Income                                                                     $144,205
Index Plus LargeCap                                                                   $179,550
Index Plus MidCap                                                                     $      0
Index Plus SmallCap                                                                   $      0
Strategic Allocation Growth                                                           $  4,590
Strategic Allocation Balanced                                                         $  4,757
Strategic Allocation Income                                                           $  1,706

For the fiscal year ended October 31, 2001:

FUND                                        COMMISSIONS PAID ON TOTAL TRANSACTIONS
----                                        --------------------------------------
Growth                                                     $ 49,100
Small Company                                              $  7,458
Value Opportunity                                          $  6,963
Technology                                                 $  7,199
Balanced                                                   $ 27,443
Growth and Income                                          $178,232
Index Plus LargeCap                                        $264,657
Index Plus MidCap                                          $    510
Index Plus SmallCap                                        $      0
Strategic Allocation Growth                                $ 43,337
Strategic Allocation Balanced                              $ 32,422
Strategic Allocation Income                                $ 13,514

      The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

                                 CODE OF ETHICS


      The Funds, the Investment Adviser and ING Funds Distributor, LLC have adopted a Code of Ethics (in compliance with Rule 17j-1 under the 1940 Act) governing personal trading activities of all Directors and officers of the Funds and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against a Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Funds' Compliance Officer or her designee and to report all transactions on a regular basis. ING Aeltus and AIC, the Sub-Advisers to the Funds, have each adopted their own Codes of Ethics to govern the personal trading activities of their personnel.


                             PROXY VOTING PROCEDURES

      The Board of Directors of the Fund (the "Board") has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund's portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures which require the Adviser to vote proxies in accordance with the Fund's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Fund, including the procedures of the Adviser, is attached hereto as Appendix A. Beginning on or about August 31, 2004, and no later than August 31st annually thereafter, information regarding how the Fund votes proxies relating to portfolio securities for the one year period ending June 30th will be made available through the ING Funds' website (www.ingfunds.com) or by accessing the SEC's EDGAR database ( www.sec.gov).


Shareholder Accounts and Services Systematic Investment


      The Systematic Investment feature, using the EFT capability, allows you to make automatic monthly investments in any Fund. On the application, you may select the amount of money to be moved and the Fund in which it will be invested. In order to elect EFT, you must first have established an account, subject to the minimum amount specified in the Prospectuses. Thereafter, the minimum monthly Systematic Investment is currently $50 per Fund, and we reserve the right to increase that amount. EFT transactions will be effective 15 days following the receipt by the Transfer Agent of your application. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your shares. Payment of redemption proceeds will be held until a Systematic Investment has cleared, which may take up to 12 calendar days.

Shareholder Information

      The Fund's transfer agent will maintain your account information. Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of cancelled checks.

      Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one consolidated statement.

Automatic Cash Withdrawal Plan

      A CDSC may be applied to withdrawals made under this plan. The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from a Fund to your designated bank account on a monthly basis. To enroll in this plan, you must have a minimum balance of $10,000 in a Fund. Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month. There may be tax consequences associated with these transactions. Please consult your tax adviser.

Cross Investing

      Dividend Investing You may elect to have dividend and/or capital gains distributions automatically invested in the same class of one other Fund.

      Systematic Exchange You may establish an automatic exchange of shares from one Fund to another. The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month. Because this transaction is treated as an exchange, the policies related to the exchange privilege apply. There may be tax consequences associated with these exchanges. Please consult your tax adviser.

      Cross investing may only be made in a Fund that has been previously established with the minimum investment. To request information or to initiate a transaction under either or both of these features, please call 1-800-992-0180.

Signature Guarantee

      A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

      A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by notaries public. The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

                                 NET ASSET VALUE

      The NAV per share of each class is computed by dividing each class' pro-rata share of a Fund's net assets less any liabilities specifically attributable to that class by the total number of shares outstanding for that class. The Fund's net assets include, among other things, the market value of any securities held by the Fund, any dividends or interest accrued but not collected, other assets adjusted by certain liabilities incurred for the benefit of the Fund, such as payables for securities purchased and certain accrued expenses.


      Securities of the Funds are generally valued by independent pricing services, which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Readily marketable securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market are valued at the mean of the current bid and asked prices as reported by independent pricing sources. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.


      Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of foreign securities used in computing the NAV of the shares of a Fund are determined as of the earlier of such market close or the closing time of the NYSE. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the NYSE, or when the foreign market on which such securities trade is closed but the NYSE is open, which will not be reflected in the computation of NAV. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

                               TAX CONSIDERATIONS


      The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and their shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Code, Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this SAI, all of which are subject to change, which change may be retroactive.


      Each Fund intends to qualify as a regulated investment company under the Code. To so qualify and to be taxed as a regulated investment company, each Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income, which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

      The status of the Funds as regulated investment companies does not involve government supervision of management or of their investment practices or policies. As a regulated investment company, a Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains, which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund currently intends to make distributions in accordance with the calendar year distribution requirement.

      If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund's distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

      Distributions

      Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

      Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

      Distributions by a Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

      Original Issue Discount


      Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.


      Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

      Foreign Currency Transactions

      Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

      Passive Foreign Investment Companies

      A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

      A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that involves marking to market the Funds' PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

      Foreign Withholding Taxes

      Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

      Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

      Options and Hedging Transactions

      The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code
Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

      Certain options and financial contracts in which the Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

      Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

      A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

      Requirements relating to each Fund's tax status as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options and foreign currency forward contracts.

      Other Investment Companies

      It is possible that by investing in other investment companies, a Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to each Fund may limit the extent to which each Fund will be able to invest in other investment companies.

      Sale or Other Disposition of Shares

      Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

      In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

      Backup Withholding

      Each Fund generally will be required to withhold federal income tax at a rate equal to the fourth lowest tax rate applicable to unmarried individuals (30% for 2002 and 2003) ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish a Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as a Fund may require, (2) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

      Foreign Shareholders

      Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short term capital gains) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

      Other Taxes

      Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in a Fund.

                         CALCULATION OF PERFORMANCE DATA

Average Annual Total Return

      Each Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                P (1 + T)n = ERV

Where:     P      = a hypothetical initial payment of $1,000,
           T      = the average annual total return,
           n      = the number of years, and
           ERV    = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

      These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes On Distributions) Quotation

      Each Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                P (1 + T)n = ATV(D)

Where:   P       =  a hypothetical initial payment of $1,000,
         T       =  the average annual total return (after taxes on
                    distributions),
         n       =  the number of years, and
         ATV(D)  =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemptions.

      All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

      Each Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                               P (1 + T)n = ATV(DR)

Where:   P        = a hypothetical initial payment of $1,000,
         T        = the average annual total return (after taxes on
                    distributions),
         n        = the number of years, and

         ATV(DR)  = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions and redemption.


      All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

30-Day Yield for Certain Funds

Quotations of yield for the other Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                        a - b
                            Yield= 2[( ------- +1)(6)-1]
                                        cd

Where:    a    = dividends and interest earned during the period,
          b    = expenses accrued for the period (net of reimbursements),
          c    = the average daily number of shares outstanding during the period that were entitled to receive dividends, and
          d    = the maximum offering price per share on the last day of the period.

      Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 Plan expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Fund will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

For purposes of this calculation, it is assumed that each month contains 30 days.

      Undeclared earned income will be subtracted from the NAV per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.































Dividend Yield

























      A Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for a Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of a Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load, including any applicable contingent deferred sales charge.

ADDITIONAL PERFORMANCE QUOTATIONS

      Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

      Total returns and yields are based on past results and are not necessarily a prediction of future performance.

                             PERFORMANCE COMPARISONS


      In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class A, Class B, Class C, Class I and Class R Shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.



      In February 1998, the Funds redesignated Adviser Class shares as Class A shares. In March 1999, the Funds introduced Class B shares. CDSC of 5.00% applies for all Class B shares redeemed in the first year, declining to 1.00% on Class B shares redeemed in the sixth year. No CDSC is charged thereafter. The Class B returns without CDSC are net of Fund expenses only, and do not deduct a CDSC. In June 1998, the Funds introduced Class C shares. CDSC applies for all Class C shares redeemed prior to the end of the first eighteen months of ownership. The 1-year Class C returns without CDSC are net of Fund expenses only, and do not deduct a CDSC.



      The average annual total returns, including sales charges, for each class of shares of each Fund for the one-, five-, and ten-year periods ended May 31, 2003, and for classes that have not been in operation for ten years, the average annual total return from for the period from commencement of operations to the latest fiscal year end, is as follows:



Total Return Quotations as of May 31, 2003:


CLASS I


           FUND NAME                1 YEAR       5 YEARS      10 YEARS      SINCE INCEPTION    INCEPTION DATE*
           ---------                ------       -------      --------      ---------------    ---------------
Balanced                             -0.93         1.94       8.07              ------         01/03/1992
Growth and Income                    -13.37       -6.24       6.23              ------         01/03/1992
Growth                               -10.95       -4.40       ------            7.69           01/04/1994
Small Company                        -11.73        3.37       ------            11.84          01/04/1994
Value Opportunity                    -15.73        0.00       ------            1.83           02/02/1998
Technology                           -19.53      ------       ------            -30.33         03/01/2000
Index Plus LargeCap                  -9.18        -0.77       ------            5.87           12/10/1996
Index Plus MidCap                    -8.89         8.66       ------            9.58           02/03/1998
Index Plus SmallCap                  -9.40         2.01       ------            3.05           02/03/1998
Strategic Allocation Growth          -7.73        -2.36       ------            6.74           01/04/1995
Strategic Allocation Balanced        -4.29        -0.93       ------            6.55           01/04/1995
Strategic Allocation Income          -0.87         1.83       ------            7.01           01/04/1995


CLASS A (assuming payment of the front-end sales load):


              FUND NAME                    1 YEAR           5 YEARS         SINCE INCEPTION       INCEPTION DATE*
              ---------                    ------           -------         ---------------       ---------------
BALANCED
Class A                                    -6.87            0.50                7.35                01/03/1992
Class A (after taxes on                    -7.21            -1.11               5.00
distributions)
Class A (after taxes on                    -4.51            -0.36               5.12
distributions and sale of Fund
shares)

GROWTH AND INCOME
Class A                                    -18.58           -7.57               5.48                01/03/1992
Class A (after taxes on                    -18.76           -9.45               2.77
distributions)
Class A (after taxes on                    -12.10           -6.74               3.69
distributions and sale of Fund
shares)

GROWTH
Class A                                    -16.15           -5.76               6.46                01/04/1994
Class A (after taxes on                    -16.15           -7.25               4.21

              FUND NAME                    1 YEAR           5 YEARS         SINCE INCEPTION       INCEPTION DATE*
              ---------                    ------           -------         ---------------       ---------------
distributions)
Class A (after taxes on                    -10.50           -5.10               4.70
distributions and sale of Fund
shares)

INDEX PLUS LARGECAP
Class A                                    -12.18           -1.64               4.22                12/10/1996
Class A (after taxes on                    -12.49           -1.92               3.32
distributions)
Class A (after taxes on                    -7.95            -1.55               3.07
distributions and sale of Fund
shares)

SMALL COMPANY
Class A                                    -17.06           1.89                10.71               01/04/1994
Class A (after taxes on                    -17.06           0.82                7.60
distributions)
Class A (after taxes on                    -11.09           0.97                7.48
distributions and sale of Fund
shares)

STRATEGIC ALLOCATION GROWTH
Class A                                    -13.29           -3.75               0.54                01/04/1995
Class A (after taxes on                    -13.37           -4.78               -1.38
distributions)
Class A (after taxes on                    -8.65            -3.65               -0.49
distributions and sale of Fund
shares)

STRATEGIC ALLOCATION BALANCED
Class A                                    -10.04           -2.35               1.33                01/04/1995
Class A (after taxes on                    -10.43           -3.49               -0.37
distributions)
Class A (after taxes on                    -6.57            -2.60               0.22
distributions and sale of Fund
shares)

STRATEGIC ALLOCATION INCOME
Class A                                    -6.77                0.38            2.84                01/04/1995
Class A (after taxes on                    -7.30               -1.02            0.83
distributions)
Class A (after taxes on                    -4.47               -0.50            1.28
distributions and sale of Fund
shares)

INDEX PLUS MIDCAP
Class A                                    -11.83               7.72            8.67                02/03/1998
Class A (after taxes on                    -11.99               5.47            6.53
distributions)
Class A (after taxes on                    -7.59                5.34            6.25
distributions and sale of Fund
shares)

INDEX PLUS SMALLCAP
Class A                                    -12.38                1.12           2.18                02/03/1998
Class A (after taxes on                    -12.59                1.06           2.12
distributions)
Class A (after taxes on                    -7.92                 0.93           1.84
distributions and sale of Fund
shares)

VALUE OPPORTUNITY
Class A                                    -20.73               -1.41           0.47                02/02/1998
Class A (after taxes on                    -20.73               -2.57           -0.64

              FUND NAME                    1 YEAR           5 YEARS         SINCE INCEPTION       INCEPTION DATE*
              ---------                    ------           -------         ---------------       ---------------
distributions)
Class A (after taxes on                    -13.48               -1.56           0.05
distributions and sale of Fund
shares)

TECHNOLOGY
Class A                                    -24.20              --------         -31.72              03/01/2000
Class A (after taxes on                    -24.20              --------         -31.72
distributions)
Class A (after taxes on                    -15.73              --------         -24.80
distributions and sale of Fund
shares)


CLASS B (assuming payment of the CDSC):


           FUND NAME                               1 YEAR          SINCE INCEPTION        INCEPTION DATE*
           ---------                               ------          ---------------        ---------------
Balanced                                            -6.72               -0.56                01/03/1992
Growth and Income                                  -18.55               -9.45                01/03/1992
Growth                                             -16.20              -10.07                01/04/1994
Index Plus LargeCap                                -14.63               -6.13                12/10/1996
Small Company                                      -17.00               5.61                 01/04/1994
Strategic Allocation Growth                        -13.22               -2.87                01/04/1995
Strategic Allocation Balanced                       -9.95               -1.37                01/04/1995
Strategic Allocation Income                         -6.63               -1.07                01/04/1995
Index Plus MidCap                                  -14.31               7.41                 02/03/1998
Index Plus SmallCap                                -14.85               4.85                 02/03/1998
Value Opportunity                                  -20.74               -1.98               02/020/1998
Technology                                         -24.00              -31.60                03/01/2000


CLASS C  (assuming payment of the CDSC)


            FUND NAME                                1 YEAR          SINCE INCEPTION          INCEPTION DATE*
            ---------                                ------          ---------------          ---------------
Balanced                                              -2.91                0.49                 01/03/1992
Growth and Income                                    -15.07               -7.71                 01/03/1992
Growth                                               -12.78               -6.40                 01/04/1994
Index Plus LargeCap                                  -18.78               -2.44                 12/10/1996
Small Company                                        -13.62                2.37                 01/04/1994
Strategic Allocation Growth                           -9.66               -3.65                 01/04/1995
Strategic Allocation Balanced                         -6.24               -2.16                 01/04/1995
Strategic Allocation Income                           -2.78                0.65                 01/04/1995
Index Plus MidCap                                    -10.56                7.62                 02/03/1998
Index Plus SmallCap                                  -11.02                1.15                 02/03/1998
Value Opportunity                                    -17.39               -1.00                 02/02/1998
Technology                                           -21.80               -31.17                03/01/2000


*The inception dates above represent the commencement of investment operations, which may not coincide with the effective date of the post-effective amendment to the registration statement through which the Funds were added.

Class R shares had not yet commenced operations as of October 1, 2003.

                              FINANCIAL STATEMENTS


      The Financial Statements and the independent auditors' reports, thereon, appearing in the Company's Annual Reports for the periods ended May 31, 2003 are incorporated by reference into this SAI. The company's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800-992-0180.

                                   APPENDIX A

                                    ING FUNDS



                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 29, 2003
                          As amended September 24, 2003




I.       INTRODUCTION



The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. Only the Board may amend these Procedures and Guidelines. The Board shall review these Procedures at its discretion, and make any revisions thereto as deemed appropriate by the Board.



(1)      DELEGATION OF VOTING AUTHORITY



The Board hereby delegates to ING Investments, LLC (the "Adviser") the authority and responsibility to vote all proxies with respect to all portfolio securities of each Fund, in accordance with the then-current Procedures and Guidelines approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies, as it deems appropriate. The President or Chief Financial Officer of a Fund may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board.



When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.



(2)      APPROVAL AND REVIEW OF PROCEDURES



         The Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 3. The Board hereby approves such procedures.



Any material changes to the Adviser's proxy voting procedures must be approved by the Board prior to voting any Fund proxies in accordance with such amended procedures. The President or Chief Financial Officer of the Adviser may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board of the Fund.



(3)      VOTING PROCEDURES AND GUIDELINES



------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board at issue. No provision in these Procedures is intended to impose any duty upon the particular Board with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

The Guidelines that are set forth in Exhibit 4 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.



Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser's proxy procedures.



                              (1) ROUTINE MATTERS



The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.



         -        Matters Requiring Case-by-Case Consideration



The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.



Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.



The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.



                  1.       Votes in Accordance with Agent Recommendation



                  In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.



                  2.       Non-Votes



                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.



                  3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.



                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will request that each member of the Proxy Group and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined the Adviser's proxy voting procedures), in substantially the form attached hereto as Exhibit 2.

         If Counsel determines that a conflict of interest appears to exist with respect to any of member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as directed by the Guidelines, or in accordance with the recommendation of the Agent, where applicable. Cases in which any member of the Proxy Group or an Investment Professional has failed to complete and return a Conflicts Report shall be treated as if a conflict of interest appears to exist.



         If Counsel determines that each member of the Proxy Group has completed and returned a Conflicts Report and there does not appear to be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.



V.       CONFLICTS OF INTEREST



         In any case in which a member of the Proxy Group has failed to complete and return a Conflicts Report, or in which there appears to be a conflict of interest with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the Agent will be directed to vote in accordance with the Guidelines, or the Agent's recommendation, where applicable, so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which the Adviser or certain other related parties may be deemed to have a conflict of interest.



(1)      REPORTING AND RECORD RETENTION



         (1)      Reporting by the Funds



                  Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.



         (2)      Reporting to the Boards



                  At each regularly scheduled meeting, the Board will receive a report from the adviser's Proxy Coordinator indicating each proxy proposal (1) that was voted contrary to the Guidelines or the recommendation of the Agent, if applicable; and (2) for which the Proxy Group initially recommended a vote contrary to the Guidelines, or the recommendation of the Agent where applicable, but which was ultimately voted in accordance with the Guideline or the recommendation of the Agent in accordance with Section V hereof. Such report shall indicate the name of the issuer, the substance of the proposal, and the reasons for voting, or recommending a vote, contrary to the Guidelines or the recommendation of the Agent, if applicable.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES



                         ING VP BALANCED PORTFOLIO, INC.
                    ING STRATEGIC ALLOCATION PORTFOLIOS, INC.
                                  ING GET FUNDS
                              ING VP BOND PORTFOLIO
                          ING VP MONEY MARKET PORTFOLIO
                               ING VARIABLE FUNDS
                          ING VARIABLE PORTFOLIOS, INC.
                              ING SERIES FUND, INC.




Effective: July 29, 2003

EXHIBIT 2



TO THE



                                    ING Funds
                             Proxy Voting Procedures



                            FORM OF CONFLICTS REPORT

            FORM OF CONFLICT OF INTEREST REPORT - PROXY GROUP MEMBERS
                          PROXY VOTING OF THE ING FUNDS



ISSUER:
MEETING DATE:



1. To your knowledge, do you, or anyone in your immediate household, have a personal relationship of any sort with the Issuer, its officers, directors, or employees, or might you, or anyone in your immediate household, be affected by the outcome of the proxy proposal?
         EXPLANATION:
                                                                YES [ ]   NO [ ]



2. To your knowledge, (1) does any ING Entity have a material business relationship with the Issuer or (2) is any ING Entity actively seeking to have a material business relationship with the Issuer?
         EXPLANATION:
                                                                YES [ ]   NO [ ]



3. Have you, or, to your knowledge, anyone else employed by an ING Entity, been contacted by any person or organization, including another ING employee or affiliate, with a recommendation or request that a proxy be voted for (or against) a particular proposal with respect to the Issuer? This includes communications from the Issuer or its Affiliates, from a shareholder, or from a commercial, union or any other special interest group, but would not include routine communications from proxy solicitors.
         EXPLANATION:
                                                                YES [ ]   NO [ ]



4. Are you aware of any other information that might lead a reasonable person to conclude that an ING Entity appears to have a conflict of interest with respect to the proxy proposal?
         EXPLANATION:
                                                                YES [ ]   NO [ ]



NAME:                                        DATE:
     -------------------------                    ----------------



CERTIFICATION: As a member of the Proxy Group, I understand that I have a fiduciary duty to vote Fund proxies solely in the best interests of the Fund(s) and its (their) shareholders. I certify that my recommendation with respect to the vote on the proxy proposal relating to the Issuer noted above is based solely on this criterion.



Definitions:



AFFILIATE means (A) any company directly or indirectly owning, controlling, or holding with power to vote, 5% or more of the outstanding voting securities of the issuer; (B) any company 5 % or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by the issuer; (C) any company directly or indirectly controlling, controlled by, or under common control with, the issuer; (D) any officer, director, partner, copartner, or employee of the issuer; (E) if the issuer is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if the issuer is an unincorporated investment company not having a board of directors, the depositor thereof.



ING ENTITY means all direct and indirect subsidiaries, joint ventures and business units of ING Groep N.V., including, but not limited to, ING Investments, LLC., ING Funds Distributor, LLC, Aeltus Investment Management, Inc., ING Investment Management Americas, Directed Services, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC.



ISSUER includes the company with respect to which the proxy is solicited, and any other entity which you know to be affiliated therewith, such as a pension plan, joint venture, subsidiary or parent, or company under common control.

MATERIAL BUSINESS RELATIONSHIP means (1) participation in a joint venture, (2) revenues to ING of $1 million or more per year, or (3) ownership by ING of more than 5% of the outstanding securities of the ISSUER.



** Please fax or email to Karla Bos at 480-477-2744 or karla.bos@ingfunds.com **

EXHIBIT 3
to the
ING Funds
Proxy Voting Procedures



                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY




                         --------------------------------
                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003
                           As amended August 21, 2003
                         --------------------------------






I.       INTRODUCTION



         ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to proxies for the Funds over which they have day-to-day portfolio management responsibility.



         The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.



In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.



         The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.



         Unless otherwise noted, proxies will be voted in all instances.

II.      ROLES AND RESPONSIBILITIES



         A.       Proxy Coordinator



The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the proxy Coordinator will call a meeting of the Proxy Group.



         B.       Agent



         An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.



         The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.



         The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.



(1)      Proxy Group



The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.



A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.



A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.



For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.



If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.



If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.



         D.       Investment Professionals



The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.



1.       VOTING PROCEDURES



         a. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.



                              (2) ROUTINE MATTERS



The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.



         -        Matters Requiring Case-by-Case Consideration



The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.



Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.



The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.



                  1.       Votes in Accordance with Agent Recommendation



                  In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

                  2.       Non-Votes



                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.



                  3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.



                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.



                  4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.



IV.      CONFLICTS OF INTEREST



         In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.



For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.



The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.



V.       REPORTING AND RECORD RETENTION



The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

APPENDIX 1
to the
ADVISERS' PROXY VOTING PROCEDURES



PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:



                NAME                                              TITLE OR AFFILIATION
Stanley D. Vyner                      Chief Investment Risk Officer and Executive Vice President of ING
                                      Investments, LLC

Karla J. Bos                          Acting Proxy Coordinator

Kimberly A. Anderson                  Vice President and Assistant Secretary, ING Investments, LLC

Maria Anderson                        Assistant Vice President - Manager Fund Compliance of ING Funds Services,
                                      LLC

Michael J. Roland                     Executive Vice President and Chief Financial Officer of ING Investments, LLC

J. David Greenwald                    Vice President - Fund Compliance of ING Fund Services, LLC

Megan L. Dunphy, Esq.                 Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.               Counsel, ING Americas US Legal Services

EXHIBIT 4



to the
ING Funds
Proxy Voting Procedures




                    ----------------------------------------
                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 29, 2003
                          As amended September 24, 2003
                    ----------------------------------------









I.       INTRODUCTION



         The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.



         Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.



The Adviser, in exercising its delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Adviser will not subordinate the interest of beneficial owners to unrelated objectives.



1.       GUIDELINES



         The following Guidelines are grouped according to the types of proposals generally presented to shareholders: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues.



         In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.



                    PROPOSAL                                                            GUIDELINES
--------------------------------------------------------------------------------------------------
THE BOARD OF DIRECTORS

Voting on director nominees in uncontested elections                                   CASE-BY-CASE
                                                                                       ------------
-
-
-

                    PROPOSAL                                                            GUIDELINES
--------------------------------------------------------------------------------------------------
Separating Chairman and CEO                                                            CASE-BY-CASE
                                                                                       ------------
Shareholder proposals seeking a majority of independent directors                          For

Shareholder proposals asking that board audit, compensation, and/or
nominating committees be composed exclusively of independent directors                     FOR

Shareholder proposals requiring directors to own a minimum amount of company
stock in order to qualify as a director or to remain on the board                       CASE-BY-CASE

Term of Office

         -        Shareholder proposals to limit the tenure of outside directors         AGAINST

Age Limits

         -        Shareholder proposals to impose a mandatory retirement age for           For
                  outside directors

Director and Officer Indemnification and Liability Protection                           Case-by-Case

         -        Limit or eliminate entirely directors' and officers' liability         AGAINST
                  for monetary damages for violating the duty of care

         -        Proposals that would expand coverage beyond just legal                 AGAINST
                  expenses to Against acts, such as negligence, that are more serious violations of fiduciary obligation than mere
                  carelessness

         -        Proposals providing such expanded coverage in cases when a               For
                  director's or officer's legal defense was unsuccessful if:

                  (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

                  (2) Only if the director's legal expenses would be covered PROXY CONTESTS

Voting for director nominees in contested elections                                     Case-by-Case
Reimburse proxy solicitation expenses                                                   Case-by-Case

                    PROPOSAL                                                            GUIDELINES
--------------------------------------------------------------------------------------------------
AUDITORS

                                                                                           For

                             Ratifying Auditors

Non-Audit Services

         -        Approval of auditors when total non-audit fees exceed the             Case-by-Case
                  total of audit fees, audit-related fees and permissible tax fees

Auditor Independence

         -        Shareholder proposals asking companies to prohibit their              Case-by-Case
                  auditors from engaging in non-audit services or capping the level of non-audit services

Audit Firm Rotation

         -        Shareholder proposals asking for mandatory audit firm rotation         Against

PROXY CONTEST DEFENSES

Board Structure: Staggered vs. Annual Elections

         -        Proposals to classify                                                  Against

         -        Proposals to repeal classified boards and to elect all                   For
                  directors annually

Shareholder Ability to Remove Directors

         -        Proposals that provide that directors may be removed only for          Against
                  cause

         -        Proposals to restore shareholder ability to remove directors             For
                  with or without cause

         -        Proposals that provide that only continuing directors may              Against
                  elect replacement to fill board vacancies

         -        Proposals that permit shareholders to elect directors to fill            For
                  board vacancies

Cumulative Voting

         -        Proposals to eliminate cumulative voting                               Against

         -        Proposals to restore or permit cumulative voting                      Case-by-Case

Shareholder Ability to Call Special Meetings

         -        Proposals to restrict or prohibit shareholder ability to call          Against
                  special meetings

         -        Proposals that remove restrictions on the right of                     For
                  shareholders to act independently of management

Shareholder Ability to Act by Written Consent

         -        Proposals to restrict or prohibit shareholder ability to take          Against
                  action by written consent

                    PROPOSAL                                                            GUIDELINES
--------------------------------------------------------------------------------------------------
         -        Proposals to allow or make easier shareholder action by               For
                  written consent

Shareholder Ability to Alter the Size of the Board

         -        Proposals that seek to fix the size of the board                      Case-by-Case

         -        Proposals that give management the ability to alter the size          Against
                  of the board without shareholder approval

                            TENDER OFFER DEFENSES

Poison Pills

         -        Proposals that ask a company to submit its poison pill for               For
                  shareholder ratification

         -        Shareholder Proposals to redeem a company's poison pill               Case-by-Case

         -        Management Proposals to ratify a poison pill                          Case-by-Case

Fair Price Provisions

         -        Proposals to adopt fair price provisions                              Case-by-Case

         -        Fair price provisions with shareholder vote requirements              Against
                  greater than a majority of disinterested shares

Greenmail

         -        Proposals to adopt antigreenmail charter or bylaw amendments          For
                  or otherwise restrict a company's ability to make
                  greenmail payments

         -        Antigreenmail proposals when they are bundled with other              Case-by-Case
                  charter or bylaw amendments

Pale Greenmail                                                                          Case-by-Case

Unequal Voting Rights

         -        Dual-class exchange offers                                             Against

         -        Dual-class recapitalizations                                           Against

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

         -        Management proposals to require a supermajority shareholder to         Against
                  approve charter and bylaw amendments

         -        Shareholder proposals to lower supermajority shareholder vote          For
                  requirements for charter and bylaw amendments

Supermajority Shareholder Vote Requirement to Approve Mergers

         -        Management proposals to require a supermajority shareholder            Against
                  vote to approve mergers and other significant business

                    PROPOSAL                                                            GUIDELINES
--------------------------------------------------------------------------------------------------
                  combinations

         -        Shareholder proposals to lower supermajority shareholder vote            For
                  requirements for mergers and other significant business
                  combinations

White Squire Replacements                                                                  For

MISCELLANEOUS GOVERNANCE PROVISIONS

Shareholder proposals to adopt confidential voting, use independent                        For
tabulators, and use independent inspectors of election

Management proposals to adopt confidential voting                                          For

Equal Access

         - Shareholder proposals that would allow significant company For shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board

Bundled or "Conditioned" Proxy Proposals                                                Case-by-Case

Shareholder Advisory Committees                                                         Case-by-Case

CAPITAL STRUCTURE

                         Common Stock Authorization

         -        Proposals to increase the number of shares of common stock,           Case-by-Case
                  taking into consideration whether intention exists to
                  significantly dilute shareholders proportionate interest or to be unduly dilutive to shareholders' proportionate interest

         -        Proposals to increase the number of authorized shares of the           Against
                  class of stock that has superior voting rights in companies that have dual-class capitalization structures

Stock Distributions: Splits and Dividends

         -        Management proposals to increase common share authorization              For
                  for a stock split, provided that the increase in
                  authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns

Reverse Stock Splits

         -        Management proposals to implement a reverse stock split when             For
                  the number of shares authorized for issue is
                  proportionately reduced

         -        Proposals to implement a reverse stock split that do not              Case-by-Case
                  proportionately reduce the number of shares of
                  authorized for issue

                    PROPOSAL                                                            GUIDELINES
--------------------------------------------------------------------------------------------------
         Preferred Stock

         -        Proposals authorizing the creation of new classes of preferred         Against
                  stock with unspecified voting, conversion, dividend
                  distribution, and other rights ("blank check" preferred stock)

         -        Proposals to create blank check preferred stock in cases where           For
                  the company expressly states that the stock will not be used as a takeover defense

         -        Proposals to authorize preferred stock in cases where the                 For
                  company specified the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock
                  appear reasonable

         -        Proposals to increase the number of blank check preferred             Case-by-Case
                  shares after analyzing the number of preferred shares
                  available for issue given a company's industry performance in terms of shareholder returns

Shareholder proposals to have blank check preferred stock placements, other                For
than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification

Management Proposals to Reduce the Par Value of Common Stock                               For

Shareholder Proposals that Seek Preemptive Rights                                       Case-by-Case

Debt Restructuring                                                                      Case-by-Case

Share Repurchase Programs                                                                  For

Tracking Stock                                                                          Case-by-Case

EXECUTIVE AND DIRECTOR COMPENSATION                                                     Case-by-Case

Management Proposals Seeking Approval to Reprice Options                                Case-by-Case

Director Compensation                                                                   Case-by-Case

Employee Stock Purchase Plans                                                           Case-by-Case

OBRA-Related Compensation Proposals

-        Amendments that Place a Cap on Annual Grants or Amend                             For
         Administrative Features

-        Amendments to Add Performance-Based Goals                                         For

-        Amendments to Increase Shares and Retain Tax Deductions Under OBRA             Case-by-Case

-        Approval of Cash or Cash-and-Stock Bonus Plan                                     For

Shareholder Proposals to Limit Executive and Director Pay

-        Proposals that seek additional disclosure of director pay                         For
         information

-        Proposals that seek additional disclosure of executive pay                        For
         information

                    PROPOSAL                                                            GUIDELINES
--------------------------------------------------------------------------------------------------
         -        All other proposals that seek to limit executive and director         Case-by-Case
                  pay Golden and Tin Parachutes

         -        Shareholder proposals to have golden and tin parachutes                  For
                  submitted for shareholder ratification

         -        All proposals to ratify or cancel golden or tin parachutes            Case-by-Case


Employee Stock Ownership Plans (ESOPs)                                                     For

401(k) Employee Benefit Plans                                                              For

                                                                                           For

         Shareholder proposals to expense stock options, unless company has already publicly committed to expensing options by a specific date

                           STATE OF INCORPORATION

Voting on State Takeover Statutes                                                       Case-by-Case

Voting on Reincorporation Proposals                                                     Case-by-Case

MERGERS AND CORPORATE RESTRUCTURINGS

                                                                                        Case-by-Case

                          Mergers and Acquisitions

Corporate Restructuring                                                                 Case-by-Case

Spinoffs                                                                                Case-by-Case

Asset Sales                                                                             Case-by-Case

Liquidations                                                                            Case-by-Case

Appraisal Rights                                                                           For

Changing Corporate Name                                                                    For

Adjournment of Meeting

         -        Proposals to adjourn a meeting when the primary proposal is              For
                  also voted FOR


                             MUTUAL FUND PROXIES

Election of Directors                                                                  CASE-BY-CASE
                                                                                       ------------

                    PROPOSAL                                                            GUIDELINES
--------------------------------------------------------------------------------------------------
Converting Closed-end Fund to Open-end Fund                                             Case-by-Case

Proxy Contests                                                                          Case-by-Case

Investment Advisory Agreements                                                          Case-by-Case

Approving New Classes or Series of Shares                                                  For

Preferred Stock Proposals                                                               Case-by-Case

1940 Act Policies                                                                       Case-by-Case

Changing a Fundamental Restriction to Nonfundamental Restriction                        Case-by-Case

Change Fundamental Investment Objective to Nonfundamental                               Case-by-Case

Name Rule Proposals                                                                     Case-by-Case

Disposition of Assets/Termination/Liquidation                                           Case-by-Case

Changes to the Charter Document                                                         Case-by-Case

Changing the Domicile of a Fund                                                         Case-by-Case

Change in Fund's Subclassification                                                      Case-by-Case

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder                For
Approval

Distribution Agreements                                                                 Case-by-Case

Master-Feeder Structure                                                                    For

Mergers                                                                                 Case-by-Case

Shareholder Proposals to Establish Director Ownership Requirement                        Against

Reimburse Shareholder for Expenses Incurred                                             Case-by-Case

Terminate the Investment Advisor                                                        Case-by-Case

SOCIAL AND ENVIRONMENTAL ISSUES                                                         Case-by-Case



--------
17 Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board at issue. No provision in these Procedures is intended to impose any duty upon the particular Board with respect to any other Fund.

18 The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

                       STATEMENT OF ADDITIONAL INFORMATION


                               SEPTEMBER 30, 2003


                              ING SERIES FUND, INC.


      CLASS O SHARES OF ING TECHNOLOGY FUND, ING INDEX PLUS LARGECAP FUND, ING INDEX PLUS MIDCAP FUND, ING INDEX PLUS SMALLCAP FUND.


      This Statement of Additional Information (the "SAI") is not a Prospectus, but is incorporated by reference, in, and should be read in conjunction with, the current Class O Prospectus dated September 30, 2003, for ING Series Fund, Inc. (the "Company"), which has been filed with the U.S. Securities and Exchange Commission (the "SEC"). Capitalized terms not defined in this SAI are used as defined in the Prospectuses.

      The Company is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. The Company currently has authorized the following series :

              ING International Growth Fund (International Growth)
                            ING Growth Fund (Growth)
                     ING Small Company Fund (Small Company)
                        ING Technology Fund (Technology)
               ING Index Plus LargeCap Fund (Index Plus LargeCap)
                 ING Index Plus MidCap Fund (Index Plus MidCap)
               ING Index Plus SmallCap Fund (Index Plus SmallCap)
                 ING Value Opportunity Fund (Value Opportunity)
                          ING Balanced Fund (Balanced)
                 ING Growth and Income Fund (Growth and Income)
                              ING Bond Fund (Bond)
                        ING Government Fund (Government)
                   ING Aeltus Money Market Fund (Money Market)
       ING Strategic Allocation Growth Fund (Strategic Allocation Growth)
     ING Strategic Allocation Balanced Fund (Strategic Allocation Balanced)
       ING Strategic Allocation Income Fund (Strategic Allocation Income)


This SAI discusses ING Technology Fund, ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund, ING and Index Plus SmallCap Funds (each a "Fund" and collectively, the "Funds").



THE FUNDS' FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORTS THEREON, INCLUDED IN THE ANNUAL REPORTS, ARE INCORPORATED BY REFERENCE IN THIS SAI. A FREE COPY OF THE ANNUAL REPORTS AND THE PROSPECTUS IS AVAILABLE UPON REQUEST BY WRITING TO: ING SERIES FUND, INC., 7337 DOUBLETREE RANCH ROAD, SCOTTSDALE, AZ 85258-2034, OR BY CALLING:
1-800-992-0180.

                                TABLE OF CONTENTS



HISTORY OF ING SERIES FUND, INC.........................................     3
ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES.........................     4
INVESTMENT TECHNIQUES AND RISK FACTORS..................................     8
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS..............................    49
INVESTMENT ADVISORY AGREEMENTS..........................................    49
SUB-ADVISORY AGREEMENTS.................................................    53
ADMINISTRATIVE SERVICES AGREEMENT.......................................    55
CUSTODIAN...............................................................    56
TRANSFER AGENT..........................................................    56
INDEPENDENT AUDITORS....................................................    56
PRINCIPAL UNDERWRITER...................................................    56
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS.....................    58
BROKERAGE ALLOCATION AND TRADING POLICIES...............................    60
CODE OF ETHICS..........................................................    62
PROXY VOTING PROCEDURES.................................................    62
SHAREHOLDER ACCOUNTS AND SERVICES.......................................    63
NET ASSET VALUE.........................................................    64
CALCULATION OF PERFORMANCE DATA.........................................    71
PERFORMANCE COMPARISONS.................................................    73
FINANCIAL STATEMENTS....................................................    74
APPENDIX A - Proxy Voting Procedures and Guidelines.....................    75


                        HISTORY OF ING SERIES FUND, INC.

      ING Series Fund, Inc. ("the Company") is a Maryland Corporation registered as an open-end management investment company. The Company was organized in June 1991 and currently consists of the following separately managed, diversified series:

                                    FUND NAME

                         ING International Growth Fund
                         ING Growth Fund
                         ING Small Company Fund
                         ING Technology Fund
                         ING Index Plus LargeCap Fund
                         ING Index Plus MidCap Fund
                         ING Index Plus SmallCap Fund
                         ING Value Opportunity Fund
                         ING Balanced Fund
                         ING Growth and Income Fund
                         ING Bond Fund ING Government Fund
                         ING Aeltus Money Market Fund
                         ING Strategic Allocation Growth Fund
                         ING Strategic Allocation Balanced Fund
                         ING Strategic Allocation Income Fund


      Incorporation The Company was incorporated under the laws of Maryland on June 17, 1991.


      SERIES AND CLASSES The Company currently offers multiple series. ING Technology Fund, ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund, and ING Index Plus SmallCap Fund are offered through this SAI and the corresponding Prospectus.



      The Board of Directors (the "Board") has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of each Fund currently are classified into multiple classes, not all of which are offered through this SAI. Each class of shares has the same rights, privileges and preferences, except with respect to:
(a) the effect of sales charges, if any, for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class;
(d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class. Only Class O shares are offered through this SAI and the corresponding Prospectus.



      Capital Stock Fund shares are fully paid and nonassessable when issued. Class O shares have no preemptive or conversion rights. Each share of a Fund has the same rights to share in dividends declared by a Fund for that share class. Upon liquidation of any Fund, shareholders in that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


      Voting Rights Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters except matters affecting only the interests of one Fund or one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

      Shareholder Meetings The Company is not required, and does not intend, to hold annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940, as amended (1940
Act). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

      1940 Act Classification The Company is an open-end management investment company, as that term is defined under the 1940 Act. Each Fund is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.



              ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

      The investment objectives and certain investment policies of each Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without the approval of a majority of the outstanding voting securities of that Fund. This means the lesser of (a) 67% of the shares of a Fund present at a shareholders' meeting if the holders of more than 50% of the shares of that Fund then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.

      As a matter of fundamental policy, a Fund will not:

(1) hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of a Fund's total assets. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities are excluded from this restriction;


(2) except for ING Technology Fund, concentrate its investments in any one industry, although a Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. In addition, for purposes of this restriction, for ING Strategic Allocation Growth, ING Strategic Allocation Balanced and ING Strategic Allocation Income Funds (collectively referred to as the "Strategic Allocation Funds"), real estate stocks will be classified as separate industries according to property type, such as apartment, retail, office and industrial. This limitation will not apply to any Fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


(3) make loans, except that, to the extent appropriate under its investment program, a Fund may (i) purchase bonds, debentures or other debt instruments, including short-term obligations; (ii) enter into repurchase transactions; and (iii) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

(4) issue any senior security (as defined in the 1940 Act), except that (i) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (iii) a Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions;
      (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (v) subject to certain fundamental restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act;

(5) purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, a Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; or (ii) a Fund may acquire real estate as a result of ownership of securities or other interests (this could occur for example if a Fund holds a security that is collateralized by an interest in real estate and the security defaults);

(6) invest in commodity contracts, except that a Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into transactions in financial and index futures contracts and related options; and may enter into forward currency contracts;

(7) borrow money, except that (i) a Fund may enter into certain futures contracts and options related thereto; (ii) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (iii) for temporary emergency purposes, a Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made; and (iv) for purposes of leveraging, a Fund may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of that Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If, at any time, the value of that Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, that Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test; and

(8) act as an underwriter of securities, except to the extent that, in connection with the disposition of portfolio securities by a Fund, that Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (1933 Act).

      The Board has adopted the following other investment restrictions which may be changed by the Board and without shareholder vote. A Fund will not:


      (1) except for ING Technology Fund, make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund, as described in this SAI and in the Prospectus;



      (2) invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof);


      (3) invest in companies for the purpose of exercising control or management;

      (4) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;


      (5) invest more than 15% (10% for ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments, LLC (ING

            Investments), the Funds' investment adviser, Aeltus Investment Management, Inc. (ING Aeltus), Sub-Adviser to all Funds except ING Technology Fund; or AIC Asset Management, LLC (AIC), Sub-Adviser to ING Technology Fund, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and



      (6) invest more than 15% (10% for ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund) of the total value of its assets in high-yield bonds (securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Service, Inc. (Moody's), or, if unrated, considered by the Sub-Adviser to be of comparable quality.



      Where a Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change. With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by S&P, a division of the McGraw-Hill Companies. The Sub-Advisers believe that the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. Industry classifications may be changed from time to time to reflect changes in the market place.





      ING Technology Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in the information technology industry sector. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



      ING Index Plus LargeCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



      ING Index Plus MidCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's MidCap 400 Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



      ING Index Plus SmallCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's SmallCap 600 Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

                   INVESTMENT TECHNIQUES AND RISK FACTORS

      The chart below sets out certain investment techniques that each Fund may employ. Descriptions of these techniques and associated risk factors follow the chart.

                                                 ING TECHNOLOGY    ING INDEX PLUS   ING INDEX PLUS   NG INDEX PLUS
  ASSET CLASSES/ INVESTMENT TECHNIQUES                FUND         LARGECAP FUND      MIDCAP FUND    SMALLCAP FUND
  ------------------------------------                ----         -------------      -----------   --------------
   EQUITIES,
   Common Stock                                        X                 X                 X               X


   Convertible Securities                              X                 X                 X               X

   Preferred Stock                                     X                 X                 X               X

   FOREIGN INVESTMENTS
      ADRs / EDRs/ GDRs                                X                 X                 X               X

   Eurodollar Convertible Securities                   X                 X                 X               X
   Eurodollar/Yankee Dollar Instruments                X                 X                 X               X
   Foreign Currency Exchange Transactions              X                 X                 X               X
   Foreign and Emerging Market Securities(1)           X                 X                 X               X
   International Debt Securities(2)                    X                 X                 X               X
   FIXED INCOME
   Corporate Debt Securities(3)                        X                 X                 X               X
   Floating or Variable Rate Instruments(4)            X                 X                 X               X
   High Yield Securities(5)                            X                 X                 X               X
   Short-Term Investments                              X                 X                 X               X
   Savings Association Obligations                     X                 X                 X               X
   Interest/Principal Only Stripped                    X                 X                 X               X



(1) Because the Funds may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. A Fund will not, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof).



(2) ING Technology Fund may only invest in investment grade debt securities, which are debt securities with a Standard & Poor's Corporation (S&P) or Moody's Investor's Service, Inc. (Moody's) rating of BBB/Baa or above or, if unrated, are considered by AIC to be of comparable quality.



(3) While corporate debt securities generally have maturities of ten years or more, the Funds may purchase corporate debt securities which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.



(4) Variable rate demand instruments held by a Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be received through demand.


(5) A Fund will not invest more than 15% (10% for ING Index Plus LargeCap Fund, ING Index MidCap Fund and ING Index Plus SmallCap Fund) of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody's or, if unrated, considered by the Sub-Adviser to be of comparable quality).

                                                 ING TECHNOLOGY    ING INDEX PLUS   ING INDEX PLUS   NG INDEX PLUS
  ASSET CLASSES/ INVESTMENT TECHNIQUES                FUND         LARGECAP FUND      MIDCAP FUND    SMALLCAP FUND
  ------------------------------------                ----         -------------      -----------   --------------

   Mortgage Backed Securities
   United States Government Securities                 X                 X                 X               X
   OTHER INVESTMENTS
   Asset Backed Securities (non-Mortgage)              X                 X                 X               X
   Banking Industry Obligations                        X                 X                 X               X
   Derivatives(6)                                      X                 X                 X               X


   Dealer Options                                                        X                 X               X
   Financial Futures Contracts and Related                               X                 X               X
   Options
   Foreign Currency Options                                              X                 X               X
   Forward Currency Contracts                                            X                 X               X
                                                                         X                 X               X
   Forward Foreign Currency  Contracts

   INDEX-, CURRENCY-, AND EQUITY-LINKED                X                 X                 X               X
   SECURITIES
                                                       X                 X                 X               X
   Options on Futures(7)
   Over the Counter Options                                              X                 X               X
                                                       X                 X                 X               X

   PUT AND CALL OPTIONS(8)                             X                 X                 X               X
   Stock Index Options                                 X                 X                 X               X
   Straddles                                           X                 X                 X               X
   Warrants                                            X                 X                 X               X
   IPOs                                                X                 X                 X               X
   Other Investment Companies                          X                 X                 X               X
   Private Funds                                       X



(6) For purposes other than hedging, a Fund will invest no more than 5% of its assets in derivatives that at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters and interest-only and principal-only debt instruments. Each Fund may invest up to 30% of its assets in lower risk derivatives for hedging purposes or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Asset-backed securities other than described above, STRIPS (Separate Trading of Registered Interest and Principal Securities) and forward exchange contracts are not subject to this 30% limitation.



(7) A Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of a Fund's total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets at market value, at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.



(8) Each Fund is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. A Fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. No Fund may buy options if more than 3% of its assets immediately following such purchase would consist of put options. The Funds may purchase call and sell put options on equity securities only to close out positions previously opened. No Fund will write a call option on a security unless the call is "covered' (i.e. it already owns the underlying security). A Fund may purchase put options when ING Investments, ING Aeltus or AIC, in the case of ING Technology Fund, believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security.

                                                 ING TECHNOLOGY    ING INDEX PLUS   ING INDEX PLUS   NG INDEX PLUS
  ASSET CLASSES/ INVESTMENT TECHNIQUES                FUND         LARGECAP FUND      MIDCAP FUND    SMALLCAP FUND
  ------------------------------------                ----         -------------      -----------   --------------


   Real Estate Securities                              X                 X                 X               X
   Restricted and Illiquid  Securities(9)              X                 X                 X               X
   TBA Sale Commitments                                X                 X                 X               X
   Zero Coupon and Pay-In-Kind                         X                 X                 X               X
   Supranational Agencies(10)                                            X                 X               X
   INVESTMENT TECHNIQUES
   Borrowing (11)                                      X                 X                 X               X

   Lending of Portfolio(12) Securities                 X                 X                 X               X
   Repurchase Agreements(13)                           X                 X                 X               X

   Securities, Interest Rate and Currency Swaps        X                 X                 X               X
   Temporary Defensive Positions                       X                 X                 X               X








(9) A Fund will not invest more than 15% (ING Index Plus LargeCap Fund, Index Plus MidCap Fund and ING Index Plus SmallCap Fund) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, or securities offered pursuant to
      Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered ING Investments, ING Aeltus or shall determine whether a particular security is deemed to be liquid based in the trading markets for the specific security and other factors.


(10) Each Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government.



(11) Each Fund may borrow up to 5% of the value of its assets from a bank for temporary or emergency purposes. The Funds may borrow for leveraging purposes only if after the borrowing, the value of the Funds' net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings.



(12) Each Fund may lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.



(13) Repurchase Agreements maturing in more than seven days will not exceed 10% of the total assets of a Fund.

                                                 ING TECHNOLOGY    ING INDEX PLUS   ING INDEX PLUS   NG INDEX PLUS
  ASSET CLASSES/ INVESTMENT TECHNIQUES                FUND         LARGECAP FUND      MIDCAP FUND    SMALLCAP FUND
  ------------------------------------                ----         -------------      -----------   --------------

   Short Sales(14)                                     X                 X                 X               X
   When-Issued Securities and Delayed-Delivery         X                 X                 X               X
   Transactions




(14) A Fund will not, except for ING Technology Fund, make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund, as described in this SAI and in the Prospectus.

EQUITY INVESTMENTS; CONVERTIBLES

COMMON AND PREFERRED STOCKS


      Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives the Fund the right to vote on issues affecting the company's organization and operations. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Common stock and preferred stock are subject to a decline in the stock market or in the value of the issuing company and preferred stocks have price risk and some interest rate and credit risk.



CONVERTIBLE SECURITIES


      A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion valueThe market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Funds because the Funds purchase such securities for their equity characteristics.





FOREIGN INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS, EUROPEAN DEPOSITARY RECEIPTS AND GLOBAL DEPOSITARY RECEIPTS

      Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts
(GDRs), which are similar to EDRs although they may be held through foreign clearing agents such as

Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

EURODOLLAR CONVERTIBLE SECURITIES

      Eurodollar convertible securities are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Each Fund may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities, which are not listed, or represented by ADRs listed, on such exchanges. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States.

EURODOLLAR/YANKEE DOLLAR INSTRUMENTS

      Each Fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

      A Fund that invests in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, and therefore may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. Such Fund may either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean Won -- at a future date. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


      Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of each Fund as a regulated investment company under the Internal Revenue Code Foreign Mortgage Related Securities of 1986, as amended (the "Code").


FOREIGN AND EMERGING MARKET SECURITIES

      Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in possible liability to the purchaser.

      As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

      Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.


      Although the Funds will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Investment Adviser or Sub-Adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Funds on these investments. The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less-established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

INTERNATIONAL DEBT SECURITIES


      International debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depositary Receipts. These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities or zero coupon securities.



      In determining whether to invest in debt obligations of foreign issuers, a Fund will consider the relative yields of foreign and domestic high yield securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Fund's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.



      Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of a Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the Securities Act of 1933, as amended, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended. The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Investment Adviser or Sub-Adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.


      Restrictions on Foreign Investments. Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

      The manner, in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund that invests in such countries. For example, a Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

      Substantial limitations may exist in certain countries with respect to a Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. No more than 15% of a Fund's net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

      Brady Bonds. Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, the Dominican Republic, Mexico, the Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.


FIXED INCOME SECURITIES



DEBT SECURITIES



      Each Fund may invest in debt securities. The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.



















CORPORATE DEBT SECURITIES

      Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in "High Yield Securities" below.

FLOATING OR VARIABLE RATE INSTRUMENTS

      Each Fund may invest in variable rate demand and floating rate instruments. Variable rate demand instruments held by a Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. A Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days, which cannot be disposed of promptly within seven business days in the usual course of business, without taking a reduced price, will be treated as illiquid securities.

HIGH YIELD SECURITIES


      High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's, S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by the Sub-Adviser.


      These securities include:

      (a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S&P;

      (b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

      (c)   any securities convertible into any of the foregoing.


      Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in a Fund's net asset values. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing a Fund's objectives, ING Investments or the Sub-Adviser seeks to identify situations in which ING Investments or the Sub-Adviser believes that future developments will enhance the creditworthiness and the ratings of the issuer.


      Some of the risks associated with high-yield bonds include:

      Sensitivity to Interest Rate and Economic Changes High-yield bonds are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.

      Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and a Fund's net asset values. Furthermore, in the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

      Payment Expectations High-yield bonds present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

      Liquidity and Valuation Risks Some issues of high-yield bonds may be traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.


      Limitations of Credit Ratings The credit ratings assigned to high-yield bonds may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the Sub-Adviser primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of a Fund's investment objective may be more dependent on the Sub-Adviser's own credit analysis than might be the case for a fund which does not invest in these securities.























































































SHORT-TERM INVESTMENTS

      Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

      A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers plays an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

      For foreign banks, there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

      In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

SAVINGS ASSOCIATION OBLIGATIONS

      The certificates of deposit (interest-bearing time deposits) in which a Fund may invest are issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.





































INTEREST/PRINCIPAL ONLY STRIPPED MORTGAGE BACKED SECURITIES

      STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of STRIPS are generally more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.











UNITED STATES GOVERNMENT SECURITIES

      Investments in U.S. Government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. Government securities are instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself if the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such agencies or instrumentalities only when the Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

OTHER INVESTMENTS

ASSET BACKED SECURITIES (NON-MORTGAGE)

      Each Fund may invest in non-mortgage asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

      Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

      The collateral behind certain asset-backed securities (such as CARs and CARDs) tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

      The coupon rate, of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.


BANKING INDUSTRY OBLIGATIONS


      Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

      A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers plays an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.


      In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.


DERIVATIVES

      DEALER OPTIONS Certain risks are specific to dealer options and exchange-traded options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

      Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

      The Staff of the SEC takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS

      A Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

      A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

      Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

      The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

      When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends (as well as expenses associated with creating the hedge). If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.


      Investments in futures contracts on fixed income securities involve the risk that if ING Investment's or the Sub-Adviser's judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.


      Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

      Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

      "Margin" is the amount of funds that must be deposited by a Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a Fund's futures contracts. A margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

      If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to a Fund. These daily payments to and from a Fund are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, each Fund will mark-to-market the current value of its open futures contracts. Each Fund expects to earn interest income on its initial margin deposits.

      When a Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

      A Fund can buy and write (sell) options on futures contracts.

         Potential Lack of a Liquid Secondary Market   Prior to exercise or
expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Fund will establish a futures or option position only if there appears to be a liquid secondary market, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability to effectively hedge its portfolio, or the relevant portion thereof.

         The trading of futures and options contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         FOREIGN CURRENCY OPTIONS A Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to a Fund's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by a Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.


         FORWARD FOREIGN CURRENCY CONTRACTS Forward contracts for foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. A Fund may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency, which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. Each Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the Sub-Adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Fund may experience losses or gains on both the underlying security and the cross currency hedge.


         Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

         The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

         At or before the maturity of a forward exchange contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.


         The cost of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Sub-Adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.


         Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

         INDEX-, CURRENCY- AND EQUITY-LINKED SECURITIES "Index-linked" notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Composite Stock Price Index. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

         Index and currency-linked securities are derivative instruments that may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Adviser or Sub-Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Adviser or Sub-Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.



         OPTIONS ON FUTURES



         A futures option gives a Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by the Fund.



         OVER THE COUNTER OPTIONS



         The staff of the SEC has taken the position that purchased over-the-counter options ("OTC Options") and the assets used as cover for written OTC Options are illiquid securities. A Fund will write OTC Options only with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System ("primary dealers"). In connection with these special arrangements, the Fund intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Investment Adviser. Under these special arrangements, the Fund will enter into contracts with primary dealers that provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." "Strike price" refers to the price at which an option will be exercised. "Cover assets" refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund. Under such circumstances, the Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Fund might pay more to repurchase the OTC Option contract than the Fund would pay to close out a similar exchange traded option.



         PUT AND CALL OPTIONS A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of ING Investments or ING Aeltus.


         The Funds will not write call options on when-issued securities. The Funds purchase call options on primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

         So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

         When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

         An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

         A Fund may write calls on and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or [market indices] is that a Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, a Fund might occasionally not be able to close the option because of insufficient activity in the options market.

         In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

         If a put option is sold by a Fund, the Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

         The purchase of put options may be used to protect a Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options may also be used by the Fund when it does not hold the underlying security.

         The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of that Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect a closing transaction at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

         FOREIGN FUTURES CONTRACTS AND FOREIGN OPTIONS Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on, or subject to, the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (NFA), nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

         Additional Restrictions on the Use of Futures and Option Contracts
CFTC regulations require that to prevent a Fund from being a commodity pool the Funds enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, each Fund expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Fund in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for futures contracts and premiums for options will not exceed 5% of a Fund's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

         Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.


         The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.


         At or before the maturity of a forward exchange contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.


         The cost of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Sub-Adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.


         Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

         Swap Transactions   The interest rate swaps, currency swaps and other
types of swap agreements, including swaps on securities and indices in which a Fund may invest are described in the Prospectuses. A Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         Risks of Investing in Options   There are several risks associated with
transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

         In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.

WARRANTS

         A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

INITIAL PUBLIC OFFERINGS

         Initial Public Offerings (IPOs) occur when a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

         The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Funds' sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Funds. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Funds' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

         The effect of an IPO investment can have a magnified impact on the Funds' performance when the Funds' asset bases are small. Consequently, IPOs may constitute a significant portion of the Funds' returns particularly when the Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Funds' assets as it increases in size and, therefore, have a more limited effect on the Funds' performance.

There can be no assurance that IPOs will continue to be available for the Funds to purchase. The number or quality of IPOs available for purchase by the Funds may vary, decrease or entirely disappear. In some cases, the Funds may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Funds to realize a profit.

OTHER INVESTMENT COMPANIES

            Each Fund may invest up to 10% of its assets in other investment companies. A Fund may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as that Fund. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

EXCHANGE TRADED FUNDS (ETFS).

         Exchange Traded Funds ("ETFs") are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

PRIVATE FUNDS

         U.S. or foreign private limited partnerships or other investment funds, which are referred to as Private Funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the Fund's entire investment in the Private Fund.

         Private investment funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Fund owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Fund receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.

         The pooled investments allow the Fund to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Fund significantly. However, the Fund bears any expenses incurred by the trust. In addition, the Fund assumes the liquidity risks generally associated the privately offered pooled investments.

         Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and "qualified purchasers" or "qualified institutional buyers" for privately offered securities.

         The Fund cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

         Private investment funds also include investments certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed income investments.

REAL ESTATE SECURITIES

         Investments in real estate securities include interests in real estate investment trusts ("REITs"), real estate development, real estate operating companies, ("REOCs") and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both. A REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing.

         Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

RESTRICTED AND ILLIQUID SECURITIES


         Each Fund may invest in a restricted security or an illiquid security if the Investment Adviser or a Sub-Adviser believes that it presents an attractive investment opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the Investment Adviser or a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition.


         Because of the nature of these securities, a considerable period of time may elapse between a Fund's decision to dispose of these securities and the time when a Fund is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A) may be negotiated at the time such securities are purchased by a Fund. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when a Fund would be permitted to sell them. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by a Fund at a time when such resale would be desirable. Securities that are not readily marketable will be valued by a Fund in good faith pursuant to procedures adopted by the Company's Board of Directors.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under a Fund's procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

TBA SALE COMMITMENTS

         Each Fund may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

ZERO COUPON AND PAY-IN-KIND SECURITIES

         Zero coupon and deferred interest securities, are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

         The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Fund may realize no return on its investment, because these securities do not pay cash interest.

GOVERNMENT TRUST CERTIFICATES

         Government may invest in Government Trust Certificates, which represent an interest in a government trust, the property of which consists of (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's.

SUPRANATIONAL AGENCIES


         Securities of supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.


INVESTMENT TECHNIQUES

BORROWING

         If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint.

         When a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

         Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, each Fund may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities provided that the value of the loaned securities does not exceed 33 1/3% of the Fund's total assets. No lending may be made with any companies affiliated with the Investment Adviser. These loans earn income for the Funds and are collateralized by cash, securities or letters of credit. The Funds might experience a loss if the financial institution defaults on the loan. The Funds seek to mitigate this risk through contracted indemnification upon default.

         The borrower at all times during the loan must maintain with the Funds cash or cash equivalent collateral or provide to the Funds an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Funds any interest paid on such securities, and the Funds may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Funds or the borrower at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. The Fund could incur losses in connection with the investment of such cash collateral.

REPURCHASE AGREEMENTS

         Repurchase agreements may be considered to be loans by the Funds for purposes of the 1940 Act. Each repurchase agreement must be collateraltized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Adviser or Sub-Adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of a Fund.




SECURITIES, INTEREST RATE AND CURRENCY SWAPS

          Interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices in which a Fund may invest are described in the Prospectuses. A Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

SHORT SALES AGAINST THE BOX

           If a Fund sells short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

TEMPORARY DEFENSIVE POSITIONS


         A Fund may invest in short-term, high-quality debt instruments and in U.S. Government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) to invest cash flow pending the Investment Adviser's or ING Aeltus' determination to do so within the investment guidelines and policies of the Fund; (iii) to permit the Fund to meet redemption requests; and (iv) to take a temporary defensive position. Although it is expected that a Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Fund may invest for temporary defensive purposes include (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. The Funds will invest in short-term instruments that do not have a maturity of greater than one year.


WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY SECURITIES

         In order to secure prices or yields deemed advantageous at the time the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Funds may also enter into forward commitments. The Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Fund will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be "marked to market" daily. Each Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, a Fund may realize a capital gain or loss. When a Fund engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

         When the time comes to pay for the securities acquired on a delayed delivery basis, a Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Depending on market conditions, the Funds could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.

         MATURITY POLICIES

         The average dollar-weighted maturity of securities in Money Market's portfolio will not exceed ninety days. In addition, all investments in Money Market's portfolio will have a maturity at the time of purchase, as defined under the federal securities laws, of 397 calendar days or less.

                             MANAGEMENT OF THE FUNDS



Set forth in the table below is information about each Director of the Company



                                                                                   NUMBER OF
                                                TERM OF           PRINCIPAL        PORTFOLIOS IN
                                               OFFICE AND       OCCUPATION(S)      FUND COMPLEX         OTHER BOARD
                          POSITION(S) HELD     LENGTH OF      DURING THE PAST 5    OVERSEEN BY      MEMBERSHIPS HELD BY
 NAME, ADDRESS AND AGE        WITH FUND      TIME SERVED(1)         YEARS          DIRECTOR****           DIRECTOR
------------------------  -----------------  --------------  --------------------  ---------------  ---------------------
DIRECTORS WHO ARE "INTERESTED PERSONS"

J. SCOTT FOX(2)           Director           Since 1997      President and Chief         54         Mr. Fox serves as
10 State House Square                                        Executive Officer                      director of the
Hartford, Connecticut                                        (April 2001 to                         board of IPC
06107                                                        present), Managing                     Financial Network,
Date of Birth:                                               Director and Chief                     Inc.  (January 2001
02/01/1955                                                   Operating Officer                      to present)
                                                             (April 1994 to
                                                             April 2001), Chief
                                                             Financial Officer
                                                             (April 1994 to July
                                                             2001), Aeltus
                                                             Investment
                                                             Management, Inc.;
                                                             Executive Vice
                                                             President (April
                                                             2001 to present),
                                                             Director, Chief
                                                             Operating Officer
                                                             (February 1995 to
                                                             present), Chief
                                                             Financial Officer,
                                                             Managing Director
                                                             (February 1995 to
                                                             April 2001), Aeltus
                                                             Capital, Inc;
                                                             Senior Vice
                                                             President -
                                                             Operations, Aetna
                                                             Life Insurance and
                                                             Annuity Company,
                                                             March 1997 to
                                                             December 1997.

                                                                                   NUMBER OF
                                                TERM OF           PRINCIPAL        PORTFOLIOS IN
                                               OFFICE AND       OCCUPATION(S)      FUND COMPLEX         OTHER BOARD
                          POSITION(S) HELD     LENGTH OF      DURING THE PAST 5    OVERSEEN BY      MEMBERSHIPS HELD BY
 NAME, ADDRESS AND AGE        WITH FUND      TIME SERVED(1)         YEARS          DIRECTOR****           DIRECTOR
------------------------  -----------------  --------------  --------------------  ---------------  ---------------------
THOMAS J. MCINERNEY(3)    Director           February 2001   Chief Executive             161        Director,
7337 E. Doubletree                           - Present       Officer, ING U.S.                      Hemisphere, Inc.
Ranch Rd.                                                    Financial Services                     (May 2003 -
Scottsdale, Arizona                                          (September 2001 -                      Present); Trustee,
85258                                                        Present); General                      ING Investors Trust
Date of Birth:                                               Manager and Chief                      (February 2002 -
05/05/1956                                                   Executive Officer,                     Present); Director,
                                                             ING U.S. Worksite                      Equitable Life
                                                             Financial Services                     Insurance Co.,
                                                             (December 2000 -                       Golden American
                                                             Present); Member,                      Life Insurance Co.,
                                                             ING Americas                           Life Insurance
                                                             Executive Committee                    Company of Georgia,
                                                             (2001 - Present);                      Midwestern United
                                                             President, Chief                       Life Insurance Co.,
                                                             Executive Officer                      ReliaStar Life
                                                             and Director of                        Insurance Co.,
                                                             Northern Life                          Security Life of
                                                             Insurance Company                      Denver, Security
                                                             (March 2001 -                          Connecticut Life
                                                             October 2002), ING                     Insurance Co.,
                                                             Aeltus Holding                         Southland Life
                                                             Company, Inc. (2000                    Insurance Co., USG
                                                             - Present), ING                        Annuity and Life
                                                             Retail Holding                         Company, and United
                                                             Company (1998 -                        Life and Annuity
                                                             Present), ING Life                     Insurance Co. Inc
                                                             Insurance and                          (March 2001 -
                                                             Annuity Company                        Present); Trustee,
                                                             (September 1997 -                      Ameribest Life
                                                             November 2002) and                     Insurance Co.,
                                                             ING Retirement                         (2001-2003);
                                                             Holdings, Inc.                         Trustee, First
                                                             (1997 - Present).                      Columbine Life
                                                             Formerly, General                      Insurance Co.,
                                                             Manager and Chief                      (2001-2002); Member
                                                             Executive Officer,                     of the Board,
                                                             ING Worksite                           National Commission
                                                             Division (December                     on Retirement
                                                             2000 - October                         Policy, Governor's
                                                             2001), President,                      Council on Economic
                                                             ING-SCI, Inc.                          Competitiveness and
                                                             (August 1997 -                         Technology of
                                                             December 2000);                        Connecticut,
                                                             President, Aetna                       Connecticut
                                                             Financial Services                     Business and
                                                             (August 1997 -                         Industry
                                                             December 2000);                        Association,
                                                             Head of National                       Bushnell;
                                                             Accounts, Core                         Connecticut Forum;
                                                             Sales and                              Metro Hartford
                                                             Marketing, Aetna                       Chamber of
                                                             U.S. Healthcare                        Commerce; and is
                                                             (April 1996 - March                    Chairman, Concerned
                                                             1997).                                 Citizens for
                                                                                                    Effective
                                                                                                    Government.

                                                                                   NUMBER OF
                                                TERM OF           PRINCIPAL        PORTFOLIOS IN
                                               OFFICE AND       OCCUPATION(S)      FUND COMPLEX         OTHER BOARD
                          POSITION(S) HELD     LENGTH OF      DURING THE PAST 5    OVERSEEN BY      MEMBERSHIPS HELD BY
 NAME, ADDRESS AND AGE        WITH FUND      TIME SERVED(1)         YEARS          DIRECTOR****           DIRECTOR
------------------------  -----------------  --------------  --------------------  ---------------  ---------------------
DIRECTORS WHO ARE NOT "INTERESTED PERSONS"

ALBERT E. DEPRINCE, JR.   Director           June 1998 -     Director, Business    54               None
3029 St. Johns Drive                         Present         and Economic
Murfreesboro, Tennessee                                      Research Center,
37129                                                        August 1999 to
Date of Birth:                                               present, and
04/24/1941                                                   Professor of
                                                             Economics and
                                                             Finance, Middle
                                                             Tennessee State
                                                             University, August
                                                             1991 to present.

MARIA T. FIGHETTI         Director           April 1994 -    Associate             54               None
325 Piermont Road                            Present         Commissioner for
Closter, New Jersey                                          Contract
07624                                                        Management, Health
Date of Birth:                                               Services, New York
09/07/1943                                                   City Department of
                                                             Mental Health,
                                                             Mental Retardation
                                                             and Alcohol
                                                             Services July 1973
                                                             to October 2002.

SIDNEY KOCH               Director           April 1994 -    Financial Adviser,    54               None
455 East 86th Street                         Present         self-employed,
New York, New York 10028                                     January 1993 to
Date of Birth:                                               present.
04/22/1935

CORINE T. NORGAARD        Director           June 1991 -     Dean of the Barney    54               Director, Mass
556 Wormwood Hill                            Present         School of Business,                    Mutual Corporate
Mansfield Center,                                            University of                          Investors (April
Connecticut 06250                                            Hartford, August                       1997 - Present)
Date of Birth:                                               1996 to present.
06/20/1937

                                                                                   NUMBER OF
                                                TERM OF           PRINCIPAL        PORTFOLIOS IN
                                               OFFICE AND       OCCUPATION(S)      FUND COMPLEX         OTHER BOARD
                          POSITION(S) HELD     LENGTH OF      DURING THE PAST 5    OVERSEEN BY      MEMBERSHIPS HELD BY
 NAME, ADDRESS AND AGE        WITH FUND      TIME SERVED(1)         YEARS          DIRECTOR****           DIRECTOR
------------------------  -----------------  --------------  --------------------  ---------------  ---------------------
EDWARD T. O'DELL          Director           June 2002 -     Formerly,             54               None
7337 E. Doubletree                           Present         Partner/Chairman,
Ranch Rd.                                                    Financial Service
Scottsdale, Arizona                                          Group, Goodwin
85258                                                        Procter LLP (June
Date of Birth:                                               1966 to September
11/26/1935                                                   2000); Chairman,
                                                             Committee I -
                                                             International Bar
                                                             Association (1995
                                                             to 1999).

JOSEPH E. OBERMEYER (4)   Director           January 2003    President,            54               None
9909 NE 4th Avenue Rd.                       - Present       Obermeyer &
Miami Shores, FL 33138                                       Associates, Inc.
Date of Birth:                                               (November 1999 to
10/24/1957                                                   present) and Senior
                                                             Manager, Arthur
                                                             Anderson, LLP (1995
                                                             - October 1999).



(1)   Directors serve until their successors are duly elected and qualified.



(2) Mr. Fox is an "interested person", as defined by the 1940 Act, because of his relationship with Aeltus Investment Management, Inc, an affiliate of ING Investments, LLC.



(3) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his relationship with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.



(4)   Mr. Obermeyer was elected to the Board on January 1, 2003.



**** FOR THE PURPOSES OF THIS TABLE, "FUND COMPLEX" MEANS THE FOLLOWING INVESTMENT COMPANIES: ING EQUITY TRUST; ING FUNDS TRUST; ING INVESTMENT FUNDS, INC.; ING INVESTORS TRUST; ING MAYFLOWER TRUST; ING MUTUAL FUNDS; ING PRIME RATE TRUST; ING SENIOR INCOME FUND; ING VARIABLE INSURANCE TRUST; ING VARIABLE PRODUCTS TRUST; ING EMERGING MARKETS FUND, INC.; ING VP NATURAL RESOURCES TRUST; USLICO SERIES FUND, ING PARTNERS, INC.; ING VP BALANCED PORTFOLIO, INC.; ING STRATEGIC ALLOCATION PORTFOLIO, INC.; ING GET FUNDS; ING VP BOND PORTFOLIO; ING VP MONEY MARKET PORTFOLIO; ING VARIABLE FUNDS, INC.; ING VARIABLE PORTFOLIOS, INC.; AND ING SERIES FUND, INC.

OFFICERS



         Information about the ING Funds' officers are set forth in the table below:



                              POSITIONS HELD WITH THE   TERM OF OFFICE AND LENGTH   PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE         COMPANY                   OF TIME SERVED              THE LAST FIVE YEARS (1)
----------------------------  ------------------------  --------------------------  -----------------------------------
JAMES M. HENNESSY             President, Chief          February 2002 - Present     President and Chief Executive
7337 E. Doubletree Ranch Rd.  Executive Officer and                                 Officer, ING Capital Corporation,
Scottsdale, Arizona 85258     Chief Operating Officer                               LLC, ING Funds Services, LLC, ING
Date of Birth:  04/09/1949                                                          Advisors, Inc., ING Investments,
                                                                                    LLC, Lexington Funds Distributor,
                                                                                    Inc., Express America T.C., Inc.
                                                                                    and EAMC Liquidation Corp.
                                                                                    (December 2001 - Present);
                                                                                    Executive Vice President and
                                                                                    Chief Operating Officer and ING
                                                                                    Funds Distributor, LLC (June 2000
                                                                                    - Present).  Formerly, Executive
                                                                                    Vice President and Chief
                                                                                    Operating Officer, ING
                                                                                    Quantitative Management, Inc.
                                                                                    (October 2001 - September 2002),
                                                                                    Senior Executive Vice President
                                                                                    (June 2000 - December 2000) and
                                                                                    Secretary (April 1995 - December
                                                                                    2000), ING Capital Corporation,
                                                                                    LLC, ING Funds Services, LLC, ING
                                                                                    Investments, LLC, ING Advisors,
                                                                                    Inc., Express America T.C., Inc.
                                                                                    and EAMC Liquidation Corp.;
                                                                                    Executive Vice President, ING
                                                                                    Capital Corporation, LLC and its
                                                                                    affiliates (May 1998 - June
                                                                                    2000); and Senior Vice President,
                                                                                    ING Capital Corporation, LLC and
                                                                                    its affiliates (April 1995 -
                                                                                    April 1998).

MICHAEL J. ROLAND             Executive Vice            April 2002 - Present        Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.  President, Assistant                                  Financial Officer and Treasurer,
Scottsdale, Arizona 85258     Secretary                                             ING Funds Services, LLC, ING
Date of Birth:  05/30/1958                                                          Funds Distributor, LLC, ING
                              Principal Financial       February 2002 -- Present    Advisors, Inc., ING Investments,
                              Officer                                               LLC, Inc., Lexington Funds
                                                                                    Distributor, Inc., Express
                                                                                    America T.C., Inc. and EAMC
                                                                                    Liquidation Corp. (December 2001
                                                                                    - Present).  Formerly, Executive
                                                                                    Vice President, Chief Financial
                                                                                    Officer and Treasurer ING
                                                                                    Quantitative Management (December
                                                                                    2001 - September 2002), Senior
                                                                                    Vice President, ING Funds
                                                                                    Services, LLC, ING Investments,
                                                                                    LLC and ING Funds Distributor,
                                                                                    LLC (June 1998 - December 2001)
                                                                                    and Chief Financial Officer of
                                                                                    Endeavor Group (April 1997 - June
                                                                                    1998).

                              POSITIONS HELD WITH THE   TERM OF OFFICE AND LENGTH   PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE         COMPANY                   OF TIME SERVED              THE LAST FIVE YEARS (1)
----------------------------  ------------------------  --------------------------  -----------------------------------
STANLEY D. VYNER              Executive Vice President  February 2002 - Present     Executive Vice President, ING
7337 E. Doubletree Ranch Rd.                                                        Advisors, Inc. and ING
Scottsdale, Arizona 85258                                                           Investments, LLC (July 2000 -
Date of Birth:  05/14/1950                                                          Present) and Chief Investment
                                                                                    Officer of the International
                                                                                    Portfolios, ING Investments, LLC
                                                                                    (July 1996 - Present).  Formerly,
                                                                                    President and Chief Executive
                                                                                    Officer, ING Investments, LLC
                                                                                    (August 1996 - August 2000).

ROBERT S. NAKA                Senior  Vice   President  February 2002 - Present     Senior Vice President and
7337 E. Doubletree Ranch Rd.  and Assistant Secretary                               Assistant Secretary, ING Funds
Scottsdale, Arizona 85258                                                           Services, LLC, ING Funds
Date of Birth:  06/17/1963                                                          Distributor, LLC, ING Advisors,
                                                                                    Inc., ING Capital Corporation,
                                                                                    LLC, ING Investments, LLC
                                                                                    (October 2001 - Present) and
                                                                                    Lexington Funds Distributor, Inc.
                                                                                    (December 2001 - Present).
                                                                                    Formerly, Senior Vice President
                                                                                    and Assistant Secretary, ING
                                                                                    Quantitative Management, Inc.
                                                                                    (October 2001 - September 2002),
                                                                                    Vice President, ING Investments,
                                                                                    LLC (April 1997 - October 1999),
                                                                                    ING Funds Services, LLC (February
                                                                                    1997 - August 1999) and Assistant
                                                                                    Vice President, ING Funds
                                                                                    Services, LLC (August 1995 -
                                                                                    February 1997).

KIMBERLY A. ANDERSON          Vice President            February 2002 - Present     Vice President and Secretary, ING
7337 E. Doubletree Ranch Rd.                                                        Funds Services, LLC, ING Funds
Scottsdale, Arizona 85258                                                           Distributor, LLC, ING Advisors,
Date of Birth:  07/25/1964    Secretary                 February  2003 - September  Inc., ING Investments, LLC
                                                        2003                        (October 2001 - Present) and
                                                                                    Lexington Funds Distributor, Inc.
                                                                                    (December 2001 - Present).
                                                                                    Formerly, Vice President, ING
                                                                                    Quantitative Management, Inc.
                                                                                    (October 2001 - September 2002);
                                                                                    Assistant Vice President, ING
                                                                                    Funds Services, LLC (November
                                                                                    1999 - January 2001) and has held
                                                                                    various other positions with ING
                                                                                    Funds Services, LLC for more than
                                                                                    the last five years.

THERESA K. KELETY             Secretary                 September 2003 - Present    Joined ING in April 2003 as
7337 E. Doubletree Ranch Rd.                                                        Counsel specializing in
Scottsdale, Arizona                                                                 securities law, particularly the
85258                                                                               1940 Act and the Advisers Act;
Date of Birth:                                                                      prior to joining ING, practiced
02/28/1963                                                                          for nine years with private law
                                                                                    firms, including with Shearman &
                                                                                    Sterling beginning in 2000 and
                                                                                    previously with Sutherland Asbill
                                                                                    & Brennan, specializing in legal
                                                                                    issues arising under the 1940
                                                                                    Act, the Advisers Act, and NASD
                                                                                    regulations applicable to mutual
                                                                                    funds.

                              POSITIONS HELD WITH THE   TERM OF OFFICE AND LENGTH   PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE         COMPANY                   OF TIME SERVED              THE LAST FIVE YEARS (1)
----------------------------  ------------------------  --------------------------  -----------------------------------
DAVID GREENWALD               Vice-President            August 2003 - Present       Vice President of Mutual Fund
7337 E. Doubletree Ranch Rd.                                                        Compliance of ING Funds Services,
Scottsdale, Arizona 85258                                                           LLC (May 2003 - Present).
Date of Birth:                                                                      Formerly Assistant Treasurer and
09/24-1957                                                                          Director of Mutual Fund
                                                                                    Compliance and Operations of
                                                                                    American Skandia, A Prudential
                                                                                    Financial Company (October 1996 -
                                                                                    May 2003).

ROBYN L. ICHILOV              Vice President and        February 2002 - Present     Vice President, ING Funds
7337 E. Doubletree Ranch Rd.  Treasurer                                             Services, LLC (October 2001 -
Scottsdale, Arizona 85258                                                           Present) and ING Investments, LLC
Date of Birth:  09/25/1967                                                          (August 1997 - Present);
                                                                                    Accounting Manager, ING
                                                                                    Investments, LLC (November 1995 -
                                                                                    Present).

LAUREN D. BENSINGER           Vice President            March 2003 - Present        Vice President and Chief
7337 E. Doubletree Ranch Rd.                                                        Compliance Officer, ING Funds
Scottsdale, Arizona 85258                                                           Distributor, LLC. (July 1995 -
Date of Birth:  02/06/1954                                                          Present); Vice President
                                                                                    (February 1996 - Present) and
                                                                                    Chief Compliance Officer (October
                                                                                    2001 - Present) ING Investments,
                                                                                    LLC; Vice President and Chief
                                                                                    Compliance Officer, ING Advisors,
                                                                                    Inc. (July 2000 - Present), Vice
                                                                                    President and Chief Compliance
                                                                                    Officer, ING Quantitative
                                                                                    Management, Inc. (July 2000 -
                                                                                    September 2002), and Vice
                                                                                    President, ING Fund Services, LLC
                                                                                    (July 1995 - Present).

TODD MODIC                    Vice President            September 2003 - Present    Director of Financial Reporting,
7337 E. Doubletree Ranch Rd.                                                        ING Investments, LLC (March 2001
Scottsdale, Arizona 85258     Assistant Vice President  April  2002  -   September  - Present).  Formerly, Director
Date of Birth:  11/03/1967                              2003                        of Financial Reporting, Axient
                                                                                    Communications, Inc. (May 2000 -
                                                                                    January 2001) and Director of
                                                                                    Finance, Rural/Metro Corporation
                                                                                    (March 1995 - May 2000).

MARIA M. ANDERSON             Assistant Vice President  April 2002 - Present        Assistant Vice President, ING
7337 E. Doubletree Ranch Rd.                                                        Funds Services, LLC (October 2001
Scottsdale, Arizona 85258                                                           - Present).  Formerly, Manager of
Date of Birth:  05/29/1958                                                          Fund Accounting and Fund
                                                                                    Compliance, ING Investments, LLC
                                                                                    (September 1999 - November 2001);
                                                                                    Section Manager of Fund
                                                                                    Accounting, Stein Roe Mutual
                                                                                    Funds (July 1998 - August 1999);
                                                                                    and Financial Reporting Analyst,
                                                                                    Stein Roe Mutual Funds (August
                                                                                    1997 - July 1998).

                              POSITIONS HELD WITH THE   TERM OF OFFICE AND LENGTH   PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE         COMPANY                   OF TIME SERVED              THE LAST FIVE YEARS (1)
----------------------------  ------------------------  --------------------------  -----------------------------------
SUSAN KINENS                  Assistant Vice            March 2003 - Present        Assistant Vice President and
7337 E. Doubletree Ranch Rd.  President and Assistant                               Assistant Secretary, ING Funds
Scottsdale, Arizona 85258     Secretary                                             Services, LLC (December 2002 -
Date of Birth:  12/31/1976                                                          Present); and has held various
                                                                                    other positions with ING Funds
                                                                                    Services, LLC for the last five
                                                                                    years.



(1) The following documents the evolution of the name of each corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
  LLC)



ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim
  Investments, LLC)



ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim
  Investments, LLC)



ING Pilgrim Investments, LLC (February 2001 - formed)



ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim
  Investments, Inc.)



Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments, Inc.)



Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America
  Investments, Inc.)



Pilgrim America Investments, Inc. (April 1995 - name changed from Newco Advisory
  Corporation)



Newco Advisory Corporation (December 1994 - incorporated)



**Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment
  Management Corporation)



ING Funds Distributor, LLC. (October 2002)



ING Funds Distributor, Inc. (October 2002 - merged into ING Funds Distributor,
  LLC)



ING Funds Distributor, LLC (October 2002 - formed)



ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
  Securities, Inc.)



Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
  Inc.)



Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America
  Securities, Inc.)



Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
  Distributors Corporation)



Newco Distributors Corporation (December 1994 -incorporated)


ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)



ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington Management Corporation)



ING Lexington Management Corporation (October 2000 - name changed from Lexington Management Corporation)



Lexington Management Corporation (December 1996 - incorporated)



ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)



ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)



ING Pilgrim Group, LLC (February 2001 - formed)



ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group, Inc.)



Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group,
  Inc.)



Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group, Inc.)



Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group,
  Inc.)



Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings
  Management Corporation)



Newco Holdings Management Corporation (December 1994 - incorporated)



ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital
  Corporation, LLC)



ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim Capital
  Corporation, LLC)



ING Pilgrim Capital Corporation, LLC (February 2001 - formed)



ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
  Capital Corporation)



Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim Holdings
  Corporation)



Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
  Holdings, Inc.)



Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
  Corporation)



Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
  Capital Corporation)



Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital
  Corporation)



Pilgrim America Capital Corporation (April 1997 - incorporated)



ING Quantitative Management, Inc. (September 2002 - Dissolved)



ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim
  Quantitative Management, Inc.)



ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from Market
  Systems Research Advisors)



Market Systems Research Advisors, Inc. (November 1986 - incorporated)

BOARD OF DIRECTORS

      The Board governs each Fund and is responsible for protecting the interests of the shareholders. The Directors are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.

Committees

      The Board has an Audit Committee whose function is to meet with the independent auditors of each Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists Dr. DePrince, Ms. Fighetti, Mr. Koch, Ms. Norgaard, Mr. O'Dell, and Mr. Obermeyer (collectively the "Independent Directors"). Ms. Norgaard currently serves as Chairman and Ms. Fighetti currently serves as Vice Chairman of the Committee. The Audit Committee held four (4) meetings during the calendar year ended December 31, 2002.

      The Board has formed a Contract Committee whose function is to consider, evaluate and make recommendations to the full Board of Directors concerning contractual arrangements with service providers to the Funds and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any Fund or its shareholders. The Contract Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Ms. Norgaard, Mr. Obermeyer and Mr. O'Dell. Mr. Koch currently serves as Chairman and Dr. DePrince currently serves as Vice Chairman of the Committee. The Contract Committee held two (2) meetings during the calendar year ended December 31, 2002.

      The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. The Nominating Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Ms. Norgaard, Mr. Obermeyer and Mr. O'Dell. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held four (4) meetings during the calendar year ended December 31, 2002.

      The Board has established a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management. The Valuation Committee currently consists of Mr. Koch, Dr. DePrince, Ms. Fighetti, Ms. Norgaard, Mr. Obermeyer and Mr. O'Dell. The Valuation Committee held fifteen (15) meetings during the calendar year ended December 31, 2002.

DIRECTOR OWNERSHIP OF SECURITIES

      Set forth below is the dollar range of equity securities owned by each Director.











                                                                                                   AGGREGATE DOLLAR RANGE
                                                                                                   OF EQUITY SECURITIES IN
                                                                                                       ALL REGISTERED
                                                                                                    INVESTMENT COMPANIES
                                         Index Plus                                                OVERSEEN BY DIRECTOR IN
                                          LargeCap     Index Plus MidCap    Index Plus SmallCap     FAMILY OF INVESTMENT
                       Technology Fund      Fund             Fund                  Fund                   COMPANIES
                       ---------------      ----             ----                  ----                   ---------
INDEPENDENT DIRECTORS

Albert E. DePrince,         None         $50,001 -         $10,001 -       $10,001 - $50,000(*)       Over $100,000 (*)
Jr.                                     $100,000 (*)      $50,000(*)
Maria T. Fighetti           None         $50,001 -           None                  None            $50,001 - $100,000 (*)
                                        $100,000 (*)

David L. Grove(1)           None            Over             None                  None               Over $100,000 (*)
                                        $100,000 (*)

Sidney Koch                 None        $1 - $10,000         None                  None                  $1 - $10,000
Edward T. O'Dell(2)         None            None           $10,001 -       $10,001 - $50,000(*)     $50,001 - $100,000(*)
                                                          $50,000(*)

Corine T. Norgaard          None            None             None                  None                     None
DIRECTORS WHO ARE "INTERESTED PERSONS"

J. Scott Fox              $10,001 -       $10,001            None                  None                 Over $100,000
                           $50,000        -$50,000
Thomas McInerney            None         $50,001 -           None                  None              $50,001 - $100,000
                                          $100,000



(*)   Held in a deferred compensation account.


(1)   David L.Grove resigned from the Board effective March 31, 2003.


(2)   Edward T. O'Dell became a Director on June 1, 2002.

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

      Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership as of June 30, 2003 in securities of the ING Funds' investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the ING Funds (not including registered investment companies).

                             NAME OF OWNERS
     NAME OF DIRECTOR       AND RELATIONSHIP                                             VALUE OF      PERCENTAGE OF
                               TO DIRECTOR         COMPANY         TITLE OF CLASS       SECURITIES         CLASS
                               -----------         -------         --------------       ----------         -----
Albert E. DePrince, Jr.            N/A               N/A                N/A                 $0              N/A
Maria T. Fighetti                  N/A               N/A                N/A                 $0              N/A
David L. Grove(1)                  N/A               N/A                N/A                 $0              N/A
Sidney Koch                        N/A               N/A                N/A                 $0              N/A
Corine T. Norgaard                 N/A               N/A                N/A                 $0              N/A
Edward T. O'Dell(2)                N/A               N/A                N/A                 $0              N/A
Joseph Obermeyer(3)                N/A               N/A                N/A                 $0              N/A

(1)   David L. Grove resigned from the Board effective March 31, 2003.

(2)   Edward T. O'Dell became a Director on June 1, 2002.

(3)   Joseph Obermeyer became a Director on January 1, 2003.

COMPENSATION OF DIRECTORS


      During the fiscal year of the Funds ended May 31, 2003, members of the Board who are also directors, officers or employees of ING and its affiliates were not entitled to any compensation from the Company. For the fiscal year of the Funds ended May 31, 2003, the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors was entitled to receive pension or retirement benefits.


                               COMPENSATION TABLE


                                                     PENSION OR
                                                     RETIREMENT             TOTAL
                                                      BENEFITS          COMPENSATION
                                  AGGREGATE          ACCRUED AS       FROM THE COMPANY
        NAME OF PERSON           COMPENSATION       PART OF FUND      AND FUND COMPLEX
           POSITION            FROM THE COMPANY       EXPENSES        PAID TO DIRECTORS
           --------            ----------------       --------        -----------------
Albert E. DePrince, Jr.*           $22,272               N/A              $126,500
Director
Maria T. Fighetti*                 $24,225               N/A              $137,500
Director, Chairman Audit
Committee**
David L. Grove(1)                  $19,183               N/A              $108,889
Director
Sidney Koch                        $23,226               N/A              $132,000
Director, Chairman Contract
Committee
Corine Norgaard                    $22,842               N/A              $129,750
Director, Chairman Audit
Committee
Joseph E. Obermeyer                 $4,936               N/A               $25,000
Director
Edward T. O'Dell*(2)               $24,558               N/A              $139,500
Director
Richard G. Scheide ***                $0                 N/A                 $0
Director


      (1)   David L. Grove resigned from the Board effective March 31, 2003.

      (2)   Edward T. O'Dell became a Director on June 1, 2002.


      * During the fiscal year ended May 31, 2003, Ms. Fighetti, Mr. O'Dell, Dr. DePrince and Mr. Obermeyer deferred $27,000 $111,500 $65,250, and $7,160 respectively, of their compensation from the Fund Complex. Prior to 1997, Dr. Grove participated in a deferred compensation plan (the "Original Plan") pursuant to which compensation he received as a director for certain subsidiaries of Aetna Inc. and subsequently received as a Director of one or more of the Funds was deferred. Under the terms of the Original Plan, any amounts owed to Dr. Grove were a liability of Aetna Inc. Upon the sale of certain subsidiaries of Aetna Inc. to ING, ING assumed the liability for these amounts. In connection with the termination of the Original Plans Dr. Grove received a payment on March 14, 2002 in the amount of $846,641.12.


      ** Ms. Fighetti replaced Mr. Scheide as Chairperson of the Audit Committee as of April 2001

      ***   Mr. Scheide retired as Director effective May 31, 2002.

      The Board has adopted a retirement policy under which each Independent Director is subject to mandatory retirement as of the later of (i) the March 31 next occurring after he or she attains the age of 72 and (ii) the date his or her successor is elected or appointed to the Board, provided that each Independent Director under the age of 72 as of March 31, 2002 who held office as of that date may, upon the vote of the other Independent Directors, be granted up to three one-year extensions commencing as of the March 31 next occurring after he or she attains the age of 72.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


      Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Fund without the consent or approval of shareholders. As of September 2, 2003, no person owned beneficially or of record more than 25% of the Class O shares of any of the ING Funds.



      As September 2, 2003, no person owned beneficially or of record more than 5% of the outstanding Class O shares of the ING Funds, except as follows:



                                                 CLASS AND
                                                  TYPE OF       PERCENTAGE    PERCENTAGE
NAME OF FUND      NAME AND ADDRESS               OWNERSHIP       OF CLASS      OF FUND
------------      ----------------               ---------       --------      -------
                  CONOR MURPHY
ING Index Plus    441 E. 53RD STREET  APT 2B    Class O
LargeCap Fund     NEW YORK NY  10022-5122       Shareholder        7.81%        0.13%



      As of September 2, 2003, officers and Directors of the Company owned less than 1% of the outstanding shares of any of the Funds.


                         INVESTMENT ADVISORY AGREEMENTS

            The investment adviser for the Funds is ING Investments, LLC ("Investment Adviser" or "ING Investments"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. The Investment Adviser, subject to the authority of the Directors of the Funds, has the overall responsibility for the management of each Fund's portfolio subject to delegation of certain responsibilities to another other investment adviser, Aeltus Investment Management, Inc. ("ING Aeltus" or the "Sub-Adviser") as Sub-Adviser to all the Funds. The Investment Adviser and ING Aeltus are direct, wholly owned subsidiaries of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.

      On February 26, 2001, the name of the Investment Adviser changed from "ING Pilgrim Investments, Inc." to "ING Pilgrim Investments, LLC." On March 1, 2002, the name of the Investment Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Prior to March 1, 2002, ING Aeltus served as investment adviser to all the Funds.

      The Investment Adviser serves pursuant to an Investment Management Agreement between the Investment Adviser and the Funds. The Investment Management Agreement requires the Investment Adviser to oversee the provision of all investment advisory and portfolio management services for each of the Funds. Pursuant to sub-advisory agreements (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") the Investment Adviser has delegated certain management responsibilities

ING Aeltus and AIC. The Investment Adviser oversees the investment management of each Sub-Adviser for the Funds.


      The Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board, investment advice and investment services to the Funds and to furnish advice and recommendations with respect to investment of each Fund's assets and the purchase or sale of its portfolio securities. The Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Funds for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Agreement.

      After an initial term through December 31, 2002, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

      In connection with each annual approval, the Board is provided with qualitative and quantitative information to assist it in evaluating whether to approve the continuance of the Agreements. In approving the Investment Management Agreement through December 31, 2003, the Board was advised by independent counsel, and considered a number of factors, including, but not limited to: (1) the short-term and long-term performance of each Fund in absolute terms and relative to objective benchmark indexes and other comparable mutual funds; (2) the nature and quality of the services provided by ING Investments; (3) the fees charged under the Investment Management Agreement for each Fund including a comparison to fees paid by other comparable mutual funds;
(4) the reasonableness of the compensation paid to ING Investments under the Investment Management Agreement; (5) the profitability to ING Investments and its affiliates; (6) the personnel, capabilities and operations and financial condition of ING Investments; and (7) the expense ratio of each Fund in absolute terms and relative to other comparable mutual funds. The Board also reviewed information provided by ING Investments relating to its compliance systems, disaster recovery plans and personal trading policies and internal monitoring procedures. In addition, the Board considered the total services provided by ING Funds Services, LLC, an affiliate of ING Investments, as the administrator for all the Funds as well as the fees the administrator receives for such services.

      In reviewing the terms of the Investment Management Agreement and each Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management Agreement and Sub-Advisory Agreements, the Independent Directors were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management Agreement and Sub-Advisory Agreements are in the interests of the Funds and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of each Fund, including the unanimous vote of the Independent Directors, approved the Investment Management Agreement and Sub-Advisory Agreements.

      The Investment Management Agreement may be terminated without penalty with not less than 60 days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).


      As of June 30, 2003, the Investment Adviser had assets under management of over $35.0 billion.


      The Investment Adviser bears the expense of providing its services and pays the fees of the Sub-Advisers. For its services, each Fund pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:

                           Advisory Fee            Assets
                           ------------            ------
ING Technology Fund           1.050%         ON FIRST $500 MILLION
                              1.025%         ON NEXT $500 MILLION
                              1.000%            OVER $1 BILLION

Index Plus LargeCap           0.450%         ON FIRST $500 MILLION
                              0.425%         ON NEXT $250 MILLION
                              0.400%         ON NEXT $1.25 BILLION
                              0.375%            OVER $2 BILLION

Index Plus MidCap             0.450%         ON FIRST $500 MILLION
                              0.425%         ON NEXT $250 MILLION
                              0.400%         ON NEXT $1.25 BILLION
                              0.375%            OVER $2 BILLION

Index Plus SmallCap           0.450%         ON FIRST $500 MILLION
                              0.425%         ON NEXT $250 MILLION
                              0.400%         ON NEXT $1.25 BILLION
                              0.375%            OVER $2 BILLION



For the period June 1, 2002 through May 31, 2003, investment advisory fees paid to ING Investments were as follows:



                       Total Investment                    Net Advisory
Fund name               Advisory Fees       Waiver          Fees Paid
---------               -------------       ------          ---------
Technology               $   160,156      $   195,606      $   (35,450)
Index Plus LargeCap      $ 1,545,868      $    46,614      $ 1,499,254
Index Plus MidCap        $   273,680      $   235,200      $    38,480
Index Plus SmallCap      $    78,745      $   243,796      $  (165,051)


For the period March 1, 2002 through May 31, 2002, investment advisory fees paid to ING Investments were as follows:

                         Total Investment                 Net Advisory
Fund name                  Advisory Fees      Waiver        Fees Paid
---------                  -------------      ------        ---------
Technology                   $  39,562      $  30,133       $   9,429
Index Plus LargeCap          $ 472,870      ($    199)      $ 473,068
Index Plus MidCap            $  61,839      $  27,195       $  34,344
Index Plus SmallCap          $  14,361      $  30,492       ($ 16,131)


      For the period November 1, 2002 through February 28, 2002, November 1, 2001 through February 28, 2002 and the years ended October 31, 2001, October 31, 2000 and October 31, 1999 investment advisory fees were paid to ING Aeltus (investment adviser to the Funds prior to March 1, 2002) as follows:


Period November 1, 2001 through February 28, 2002:

                         Total Investment                 Net Advisory
Fund name                  Advisory Fees      Waiver       Fees Paid
---------                  -------------      ------       ---------
Index Plus LargeCap          $ 580,896      $     881      $ 580,015
Index Plus MidCap            $  43,423      $  44,303      ($    880)
Index Plus SmallCap          $  15,631      $  43,342      ($ 27,711)

      Year Ended October 31, 2001

                         Total Investment                   Net Advisory
Fund Name                 Advisory Fees        Waiver        Fees Paid
---------                 -------------        ------        ---------
Technology                   120,273           98,194           22,079
Index Plus LargeCap        1,864,439            8,750        1,855,689
Index Plus MidCap             87,400           87,400                0
Index Plus SmallCap           44,024           44,024                0

Year Ended October 31, 2000

                         Total Investment                   Net Advisory
Fund Name                 Advisory Fees        Waiver        Fees Paid
---------                 -------------        ------        ---------
Technology*                   88,092           82,590            5,502
Index Plus LargeCap        1,741,347                0        1,741,347
Index Plus MidCap             54,436           54,436                0
Index Plus SmallCap           40,415           40,415                0

Year Ended October 31, 1999

                         Total Investment                    Net Advisory
Fund Name                  Advisory Fees       Waiver         Fees Paid
---------                  -------------       ------         ---------
Index Plus LargeCap          667,633           73,563          594,070
Index Plus MidCap             42,217           42,217                0
Index Plus SmallCap           35,558           35,558                0

* Technology commenced operations March 1, 2000




                          EXPENSE LIMITATION AGREEMENTS

      The Investment Adviser has entered into expense limitation agreements with the following Funds, pursuant to which ING has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, ING will assume other expenses so that the total annual ordinary operating expenses of the Funds (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the normal course of each Fund's business, and expenses of any counsel or other persons or services retained by the Fund's Directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser do not exceed:

                            Expense
Fund                         Limit
----                         -----
Technology                   1.75
Index Plus LargeCap          0.95
Index Plus MidCap            1.00
Index Plus SmallCap          1.00

      Each Fund set forth above may at a later date reimburse ING for management fees waived and other expenses assumed by ING during the previous 36 months, but only if, after such reimbursement, that Fund's expense ratio does not exceed the percentage described above. ING will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

      Each expense limitation agreement provides that these expense limitations shall continue until the date set forth in the table below. Thereafter, each agreement will automatically renew for a one-year term unless ING provides written notice of the termination of the agreement to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or it may be terminated by that Fund, without payment of any penalty, upon ninety (90) days prior written notice to ING.

Fund                       Termination Date
----                       ----------------
Technology                   May 31, 2004
Index Plus LargeCap          May 31, 2004
Index Plus MidCap            May 31, 2004
Index Plus SmallCap          May 31, 2004

                             SUB-ADVISORY AGREEMENTS

      The Investment Management Agreement for each Fund provides that the Investment Adviser, with the approval of a Fund's Board of Directors, may select and employ a Sub-Adviser for the Fund, and shall monitor the Sub-Advisers' investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Directors and officers of a Fund who are employees of the Investment Adviser or its affiliates and office rent of a Fund. The Sub-Advisers pay all of their expenses arising from the performance of their obligations under the Sub-Advisory Agreements.

      Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Funds are borne by the Funds, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Funds under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Funds who are not employees of the Investment Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

      The Sub-Advisory Agreements may be terminated without payment of any penalties by the Investment Adviser, the Directors, on behalf of a Fund, or the shareholders of a Fund upon 60 days prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect through December 31, 2003 and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board of Directors, on behalf of a Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of a Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.


      Pursuant to the Sub-Advisory Agreements between the Investment Adviser and ING Aeltus, ING Aeltus acts as Sub-Adviser to all the Funds except ING Technology Fund. In this capacity, ING Aeltus, subject to the supervision and control of the Investment Adviser and the Board of Directors, on behalf of the Fund, manages the Funds' portfolio investments consistently with the Funds' investment objectives, and executes any of the Funds' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by the Investment Adviser. ING Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3602. ING Aeltus is a wholly owned subsidiary of ING Groep N.V.



      As of June 30, 2003, ING Aeltus had assets under management of over $41.5 billion.



      Pursuant to a Sub-Advisory Agreement between the Investment Adviser and AIC LLC (AIC) 100 Pine Street, Suite 420, San Francisco, California 94111 a Delaware limited liability company, serves as Sub-Adviser to the Technology Fund. Effective April 30, 2002, the owners of Elijah Asset Management LLC sold a 75% interest in the company to a wholly owned U.S. subsidiary of AIC Limited. As a result of the transaction, the name of AIC was changed from Elijah Asset Management LLC. In its capacity as Sub-Adviser to the Technology Fund, AIC, subject to the supervision and control of the Investment Adviser and the Board of Directors, on behalf of the Fund, manages the Fund's portfolio of investments consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. AIC is controlled by and is an indirect subsidiary of AIC Limited. AIC Limited is a privately held mutual fund manager with over $15 billion (Canadian) in assets under management, headquartered in Burlington, Ontario, Canada.



      As of June 30, 2003, AIC had more than $130 million in assets under management.


      For the following Funds, as compensation to each Sub-Adviser for its services, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:

                          Sub-Advisory
                              Fee *                Assets
                              -----                ------
Technology                   0.500%

Index Plus LargeCap          0.203%         ON FIRST $500 MILLION
                             0.191%         ON NEXT $250 MILLION
                             0.180%         ON NEXT $1.25 BILLION
                             0.169%            OVER $2 BILLION

Index Plus MidCap            0.203%         ON FIRST $500 MILLION
                             0.191%         ON NEXT $250 MILLION
                             0.180%         ON NEXT $1.25 BILLION
                             0.169%            OVER $2 BILLION

Index Plus SmallCap          0.203%         ON FIRST $500 MILLION
                             0.191%         ON NEXT $250 MILLION
                             0.180%         ON NEXT $1.25 BILLION
                             0.169%            OVER $2 BILLION

   *  As a percentage of average net assets


      For the period June 1, 2002, through May 31, 2003, ING paid Aeltus Investment Management as Sub-Adviser the following:



    FUND NAME                       SUB-ADVISORY FEES PAID
    ---------                       ----------------------
Index Plus LargeCap                       $695,638
Index Plus MidCap                         $123,155
Index Plus SmallCap                       $ 35,435



      For the period March 1, 2002 through May 31, 2002, ING paid ING Aeltus, in its capacity as Sub-Adviser, the following:


     FUND NAME                      SUB-ADVISORY FEES PAID
     ---------                      ----------------------
Index Plus LargeCap                       $212,791
Index Plus MidCap                          $27,693
Index Plus SmallCap                        $6,462


For the year ended October 31, 2001 and for the period March 1, 2000 to October 31, 2000 ING Aeltus, as the former investment adviser to the Fund, paid AIC sub-advisory fees of $57,445 and $41,718, respectively for its services to ING Technology Fund. For the fiscal period ended May 31, 2002, ING Aeltus paid AIC (formerly Elijah Asset Management LLC) sub-advisory fees of $42,073 for its services to ING Technology Fund. For the fiscal period ended May 31, 2003, ING paid AIC Sub-Advisory fees of $69,161 for its services to ING Technology Fund.


                        ADMINISTRATIVE SERVICES AGREEMENT


      ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for all the Funds pursuant to Administrative Services Agreements. Subject to the supervision of the Board of Directors, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by the Investment Adviser under the Investment Management Agreements, the custodian for the Funds under the Custodian Agreements, the transfer agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as a liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of the Investment Adviser. Prior to April 1, 2002, for the Fixed Income Funds, and May 1, 2002, for the Equity Funds, ING Aeltus provided administrative services to the Funds pursuant to administrative agreements. The services provided by ING Aeltus included: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the SEC and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semiannual and annual reports to shareholders; (5) calculating NAV; (6) the preparation of certain shareholder communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Board.


      For its services, the Administrator is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.


      For the period June 1, 2002 through May 31, 2003, administrative service fees were paid to ING Funds Services, LLC as follows:



                         Total
                     Administrative        Administrator      Net Administrative
Fund Name            Services Fees             Waiver         Services Fees Paid
---------            -------------             ------         ------------------
Technology Fund           $ 12,203               $0               $ 12,203
Index Plus LargeCap       $274,820               $0               $274,820
Index Plus MidCap         $ 48,655               $0               $ 48,655
Index Plus SmallCap       $ 13,999               $0               $ 13,999



      For the period November 1, 2001 through October 31, 2002, November 1, 2001 through March 31, 2002 and the fiscal years ended October 31, 2001, 2000 and 1999, administrative services fees paid to ING Aeltus (in its capacity as the former administrator to the Funds) were as follows:


November 1, 2002 through May 31, 2002

                             Total
                         Administrative     Administrator     Net Administrative
Fund Name                Services Fees         Waiver         Services Fees Paid
---------                -------------         ------         ------------------
Technology Fund            $  8,163              $0               $  8,163
Index Plus LargeCap        $226,969              $0               $226,969
Index Plus MidCap          $ 22,238              $0               $ 22,238
Index Plus SmallCap        $  6,428              $0               $  6,428

For the years ended October 31, 2001 and October 31, 2000, administrative services fees paid to ING Aeltus as follows:


                           YEAR ENDED OCTOBER 31, 2001

                                TOTAL                                NET
                           ADMINISTRATIVE    ADMINISTRATOR      ADMINISTRATIVE
        FUND NAME           SERVICES FEES        WAIVER       SERVICES FEES PAID
        ---------           -------------        ------       ------------------
Technology*                     11,455                0              11,455
Index Plus LargeCap            414,320                0             414,320
Index Plus MidCap               19,422           10,977               8,445
Index Plus SmallCap              9,783            9,783                   0

                           YEAR ENDED OCTOBER 31, 2000

Technology*                      8,390                0               8,390
Index Plus LargeCap            386,966                0             386,966
Index Plus MidCap               12,097            5,902               6,195
Index Plus SmallCap              8,981            8,981                   0

* Technology commenced operations March 1, 2000

                                    CUSTODIAN

      As of June 1, 2003, Bank of New York, One Wall Street, New York, New York, serves as custodian of the Funds. The custodian does not participate in determining the investment policies of a Fund nor in deciding which securities are purchased or sold by a Fund. A Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian. For portfolio securities that are purchased and held outside the U.S., Bank of New York has entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.

                                 TRANSFER AGENT

      DST Systems, Inc, 330 West 9th Street, Kansas City, Missouri 64105-1514 serves as the transfer agent dividend-paying agent to the Funds.

                                  LEGAL COUNSEL

      Legal matters for the Company are passed upon by Goodwin Procter, LLP, Exchange Place, 53 State Street, Boston, MA, 02109.

                              INDEPENDENT AUDITORS

      KPMG LLP serves as the independent auditors for the Funds. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with the review of SEC filings. KPMG LLP is located at 99 High Street, Boston Massachusetts 02110. Prior to April 1, 2003, the Funds were audited by other independent accountants.

                              PRINCIPAL UNDERWRITER

      Shares of the Funds are distributed by ING Funds Distributor, LLC ("ING Funds Distributor" or the "Distributor") pursuant to an Underwriting Agreement between the Fund and the Distributor. The Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. The Funds and the Distributor have agreed to indemnify each other against certain liabilities. The Underwriting Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Directors who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Directors or a majority of the outstanding voting securities of the Funds. See the Prospectus for information on how to purchase and sell shares of the Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor is not an expense of the Funds and have no effect on the net asset value of the Funds. ING Funds Distributor, LLC, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, is a Delaware corporation and is an indirect wholly owned subsidiary of ING Groep N.V. and an affiliate of ING. Prior to January 1, 2002, Aeltus Capital, Inc. ("ACI"), 10 State House Square, Hartford, Connecticut 06103-3602, was the distributor for the Funds.


For the period June 1, 2002 through May 31, 2003, fees were paid to ING Funds Distributor, LLC as follows:



         Fund name           Total Underwriting Fees
         ---------           -----------------------
Technology                           $ 56,584
Index Plus LargeCap                  $784,739
Index Plus MidCap                    $184,373
Index Plus SmallCap                  $ 67,612


For the period January 1, 2002 through May 31, 2002, fees were paid to ING Funds Distributor LLC as follows:

Fund name                Total Underwriting Fees
---------                -----------------------
Technology                       $ 21,303
Index Plus LargeCap              $398,842
Index Plus MidCap                $ 53,011
Index Plus SmallCap              $ 14,365

      For the period January 1, 2002 through March 31, 2002, Shareholder Service fees were paid to ING Funds Distributor, LLC as follows:

Fund name                 Total Underwriting Fees
---------                 -----------------------
Bond                             $35,904

For the period November 1, 2001 through December 31, 2001 and the years ended October 31, 2001, 2000 and 1999, Shareholder Services fees were paid to ACI (principal underwriter to the Funds prior to January 1, 2002) as follows:

November 1, 2001 through December 31, 2001

Fund name                Total Underwriting Fees
---------                -----------------------
Bond                            $ 23,936
Technology                      $  8,039
Index Plus LargeCap             $166,957
Index Plus MidCap               $ 14,325
Index Plus SmallCap             $  3,789
International Growth            $ 29,442

      For the years ended October 31, 2001 and October 31, 2000, underwriting fees were paid as follows:

                                TOTAL UNDERWRITING FEES
                        Year Ended October    Year Ended October
      FUND NAME              31, 2001              31, 2000
      ---------              --------              --------
International Growth          239,192              239,877
Technology*                    50,267               39,961
Bond                           97,266               46,968
Index Plus LargeCap         1,072,427              993,925
Index Plus MidCap              65,737               31,681
Index Plus SmallCap            19,699               15,048

      * Technology commenced operations on March 1, 2000.

               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

      Class O shares are subject to a Shareholder Services Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class O Shareholder Services Plan, ING Funds Distributor is paid a servicing fee at an annual rate of 0.25% of the average daily net assets of the Class O shares of each Fund. The Service Fee may be used by ING Funds Distributor to compensate ING DIRECT Securities Inc. for servicing and maintaining shareholder accounts. ING Funds Distributor or its affiliates may make payments to ING DIRECT Securities, Inc. in an amount up to 0.15% of the total Fund assets held in customer accounts that designate such firm as the selling broker-dealer. The value of a shareholder's investment will be unaffected by these payments.

      ING Funds Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Shareholder Services Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plans relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.

      The Shareholder Services Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. All persons who are under common control with the Funds could be deemed to have a financial interest in the Plan. No other interested person of the Funds has a financial interest in the Plan.

      In approving the Distribution and Shareholder Services Plans, the Board considered all the features of the distribution system, including 1) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth, 2) the services provided to the Funds and its shareholders by ING Funds Distributor, and 3) ING Funds Distributor's shareholder distribution-related expenses and costs.


      The Investment Adviser, the Sub-Advisers or their respective affiliates may make payments to securities dealers that enter into agreements providing ING Funds Distributor with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.07% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) ad the selling broker-dealer.


      Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the following Funds paid to ING Funds Distributor, LLC for the year ended March 31, 2003 were as follows:


 DISTRIBUTION EXPENSES       CLASS O
 ---------------------       -------
     ING Technology
Advertising                  $    33
Printing                     $   618
Salaries & Commissions       $ 4,964
Broker Servicing             $ 5,374
Miscellaneous                $ 2,063

 DISTRIBUTION EXPENSES       CLASS O
 ---------------------       -------
Total                        $13,052

ING Index Plus LargeCap
Advertising                  $    38
Printing                     $   720
Salaries & Commissions       $ 4,760
Broker Servicing             $ 8,865
Miscellaneous                $ 2,364
Total                        $16,747


 ING Index Plus MidCap
Advertising                  $    71
Printing                     $ 1,350
Salaries & Commissions       $ 9,772
Broker Servicing             $11,194
Miscellaneous                $ 4,958
Total                        $27,345

ING Index Plus SmallCap
Advertising                  $    38
Printing                     $   716
Salaries & Commissions       $ 5,748
Broker Servicing             $ 6,062
Miscellaneous                $ 2,860
Total                        $15,424


                        PURCHASE AND REDEMPTION OF SHARES

      Class O shares of the Company are purchased at the applicable NAV next determined after a purchase order is received. Class O shares are redeemed at the applicable NAV next determined after a redemption request is received, as described in the Prospectus.

      Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the SEC, as a result of which (i) disposal by a Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine fairly the value of its net assets; or (c) the SEC by order so permits for the protection of shareholders of a Fund.

      Certain brokers or other designated intermediaries such as third party administrators or plan trustees may accept purchase and redemption orders on behalf of the Funds. The transfer agent will be deemed to have received such an order when the broker or the designee has accepted the order. Customer orders are priced at the NAV next computed after such acceptance. Such order may be transmitted to the Funds or their agents several hours after the time of the acceptance and pricing.

      Any written request to redeem shares in amounts in excess of $100,000 must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company or a member of a national securities exchange. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

      A Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, a Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder of a Fund in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the SEC. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

      Purchases and exchanges should be made for investment purposes only. The Funds reserve the right to reject any specific purchase or exchange request. In the event a Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.

      The Funds are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Funds define a "market timer" as an individual, or entity acting on behalf of one or more individuals, if (i) the individual or entity makes three or more exchange requests out of any Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to -1/2 of 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

                    BROKERAGE ALLOCATION AND TRADING POLICIES


      Subject to the supervision of the Board, ING Aeltus (or AIC, in the case of ING Technology Fund) has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is ING Aeltus' and AIC's policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. ING Aeltus (or AIC, in the case of ING Technology
Fund) may also consider the sale of shares of the Funds and of other investment companies advised by ING Aeltus as a factor in the selection of brokerage firms to execute the Funds' portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to ING Aeltus' and AIC's duty to obtain best execution.



      ING Aeltus (or AIC, in the case of ING Technology Fund) receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades on behalf of a Fund, the providing of equipment used to communicate research information and specialized consultations with Company personnel with respect to computerized systems and data furnished to the Funds as a component of other research services. ING Aeltus and AIC consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. It is the policy of ING Aeltus and AIC, in selecting a broker to effect a particular transaction, to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided.

      Research services furnished by brokers through whom the Funds effect securities transactions may be used by ING Aeltus in servicing all of its accounts; not all such services will be used by ING Aeltus or AIC to benefit the Funds.



      Consistent with federal law, ING Aeltus or AIC may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The judgment of ING Aeltus and AIC, as to whether and how it will obtain the specific brokerage and research services, will be based upon an analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect ING Aeltus' or AIC's opinion as to which services and which means of payment are in the long-term best interests of the Funds.



      ING Aeltus may buy or sell the same security at or about the same time for a Fund and another advisory client of ING Aeltus, including clients in which affiliates of ING Aeltus have an interest. AIC may also buy or sell the same security at or about the same time for a Fund and another advisory client of AIC, including clients in which affiliates of AIC have an interest. Either ING Aeltus or AIC, as the case may be, normally will aggregate the respective purchases or sales (including initial public offerings or IPOs), and then allocate as nearly as practicable on a pro rata basis in proportion to the amount to be purchased or sold. In the event that allocation is done other than on a pro rata basis, the main factors to be considered in determining the amounts to be allocated are the respective investment objectives of a Fund and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.


Brokerage commissions were paid as follows:


Fund Name                      June 1, 2003 through May 31, 2003
---------                      ---------------------------------
Technology                                  $ 59,897
Index Plus LargeCap                         $456,116
Index Plus MidCap                           $172,526
Index Plus SmallCap                         $ 84,023


Fund Name                    November 1, 2001 through May 31, 2002
---------                    -------------------------------------
Technology                                  $ 38,378
Index Plus LargeCap                         $616,286
Index Plus MidCap                           $ 33,832
Index Plus SmallCap                         $  2,502

                          FOR YEAR ENDED     FOR YEAR ENDED       FOR YEAR ENDED
     FUND NAME           OCTOBER 31, 2001   OCTOBER 31, 2000     OCTOBER 31, 1999
     ---------           ----------------   ----------------     ----------------
Technology*                   31,542              24,168                 N/A
Balanced                     179,504             155,698             106,837
Index Plus LargeCap          938,360             760,175             278,464
Index Plus                    40,785              16,000              11,440
MidCap
Index Plus SmallCap           17,767              12,082               7,225

*Technology commenced operations on March 1, 2000.

      For the period ended November 1, 2001 through October 31, 2002, period ended November 1, 2001 through May 31, 2002 and period ended November 1, 2001 through March 31 2002, commissions in the amount listed below were paid with respect to portfolio transactions directed to certain brokers because of research services:

      Period ended November 1, 2001 through May 31, 2002:

                        COMMISSIONS PAID ON
   COMPANY NAME         TOTAL TRANSACTIONS
   ------------         ------------------
Technology                  $  2,352
Index Plus LargeCap         $179,550
Index Plus MidCap           $      0
Index Plus SmallCap         $      0

      For the year ended October 31, 2001, commissions in the amounts listed below were paid with respect to portfolio transactions directed to certain brokers because of research services:

                           COMMISSIONS PAID ON
    COMPANY NAME           TOTAL TRANSACTIONS
    ------------           ------------------
International Growth           $ 44,518
Technology                     $  7,199
Index Plus LargeCap            $264,657
Index Plus MidCap              $    510
Index Plus SmallCap            $      0

      The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

                                 CODE OF ETHICS


      The Funds, the Investment Adviser and ING Funds Distributor, LLC have an adopted Code of Ethics (in compliance with Rule 17j-1 under the 1940 Act) governing personal trading activities of all Directors and officers of the Funds and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against a Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Funds' Compliance Officer or her designee and to report all transactions on a regular basis. ING Aeltus and AIC (for ING Technology Fund) have each adopted their own Codes of Ethics to govern the personal trading activities of its personnel.


                             PROXY VOTING PROCEDURES

      The Board of Directors of the Fund (the "Board") has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund's portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures which require the Adviser to vote proxies in accordance with the Fund's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Fund, including the procedures of the Adviser, is attached hereto as Appendix A. Beginning on or about August 31, 2004, and no later than August 31st annually thereafter, information regarding how the Fund votes proxies relating to portfolio securities for the one year period ending June 30th will be made available through the ING Funds' website (www.ingfunds.com) or by accessing the SEC's EDGAR database ( www.sec.gov).

                        SHAREHOLDER ACCOUNTS AND SERVICES


Systematic Investment

      The Systematic Investment feature, using the EFT capability, allows you to make automatic monthly investments in any Fund. On the application, you may select the amount of money to be moved and the Fund in which it will be invested. In order to elect EFT, you must first have established an account, subject to the minimum amount specified in the Prospectuses. Thereafter, the minimum monthly Systematic Investment is currently $50 per Fund, and we reserve the right to increase that amount. EFT transactions will be effective 15 days following the receipt by the Transfer Agent of your application. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your shares. Payment of redemption proceeds will be held until a Systematic Investment has cleared, which may take up to 12 calendar days.

Shareholder Information

      The Fund's transfer agent will maintain your account information. Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of cancelled checks.

      Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one consolidated statement.

Automatic Cash Withdrawal Plan

      The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from a Fund to your designated bank account on a monthly basis. To enroll in this plan, you must have a minimum balance of $10,000 in a Fund. Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month. There may be tax consequences associated with these transactions. Please consult your tax adviser.

Cross Investing

      Cross investing may only be made in a Fund that has been previously established with the minimum investment. To request information or to initiate a transaction under either or both of these features, please call 1-866-BUY-FUND (866-289-3863).

      Dividend Investing You may elect to have dividend and/or capital gains distributions automatically invested in another Fund.

      Systematic Exchange You may establish an automatic exchange of shares from one Fund to another. The exchange will occur on or about the 15th day of each month. Because this transaction is treated as an exchange, the policies related to the exchange privilege apply. There may be tax consequences associated with these exchanges. Please consult your tax adviser.

SIGNATURE GUARANTEE

      A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

      A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by notaries public. The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.


                                 NET ASSET VALUE

      The NAV per share is computed by dividing Class O's pro-rata share of a Fund's net assets less any liabilities specifically attributable to Class O by the total number of shares outstanding for Class O. A Fund's net assets include, among other things, the market value of any securities held by the Fund, any dividends or interest accrued but not collected, other assets adjusted by certain liabilities incurred for the benefit of the Fund, such as payables for securities purchased and certain accrued expenses.

      Securities of the Funds are generally valued by independent pricing services which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Readily marketable securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market are valued at the mean of the current bid and asked prices as reported by independent pricing sources. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation, and all securities in Money Market, will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

      Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities used in computing the NAV of the shares of a Fund are determined as of the earlier of such market close or the closing time of the NYSE. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the NYSE, or when the foreign market on which such securities trade is closed but the NYSE is open, which will not be reflected in the computation of NAV. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

                               TAX CONSIDERATIONS


      The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and their shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Code, Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this SAI, all of which are subject to change, which change may be retroactive.


      Each Fund intends to qualify as a regulated investment company under the Code. To so qualify and to be taxed as a regulated investment company, each Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

      The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income, that qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

      The status of the Funds as regulated investment companies does not involve government supervision of management or of their investment practices or policies. As a regulated investment company, a Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund currently intends to make distributions in accordance with the calendar year distribution requirement.

      If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund's distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

      Distributions

      Dividends of investment company taxable income (including net short-term capital gains) generally are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction, and also may be eligible for federal income taxation at long-term capital gain rates in the case of individual shareholders, to the extent attributable to a Fund's dividend income from certain corporations, and if other applicable requirements are met, including, in the case of corporate dividends received deduction, a requirement that the dividends must have been paid by a U.S. corporation. However, the alternative minimum tax applicable to corporations may reduce the benefit of the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

      Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

      Distributions by a Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

      Original Issue Discount


      Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.


      Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

      Foreign Currency Transactions

      Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

      Passive Foreign Investment Companies

      A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute assets which produce passive (i.e., investment type) income or held for the production of passive income or 75% or more of its gross income is passive income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

      A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that involves marking to market the Funds' PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

      Foreign Withholding Taxes

      Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by an individual shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

      Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.





      Options and Hedging Transactions

      The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code
Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

      Certain options and financial contracts in which the Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

      Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

      A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

      Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed before the end of the 30th day after the close of the Fund's taxable year, if certain conditions are met.

      Requirements relating to each Fund's tax status as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options and foreign currency forward contracts.

      Short Sales Against the Box

      If a Fund sells short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

      Other Investment Companies

      It is possible that by investing in other investment companies, a Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to each Fund may limit the extent to which each Fund will be able to invest in other investment companies.

      Sale or Other Disposition of Shares

      Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

      [In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.]

      Backup Withholding

      Each Fund generally will be required to withhold federal income tax at a rate equal to the fourth lowest tax rate applicable to unmarried individuals (currently 28%) ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish a Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as a Fund may require (2) the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect, (3) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (4) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

      Foreign Shareholders

      Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short term capital gains) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

      Other Taxes

      Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in a Fund.

                         CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN


      Each Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                P(1 + T)(n) = ERV

Where:  P    = a hypothetical initial payment of $1,000,
        T    = the average annual total return,
        n    = the number of years, and
        ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

            These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) QUOTATION

      Each Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                               P(1 + T)(n) = ATVD


Where:  P =   a hypothetical initial payment of $1,000,
        T     = the average annual total return (after taxes on distributions),
        n     = the number of years, and
        ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemptions.


      All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

      From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) QUOTATION

      Each Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(DR)


Where: P       = a hypothetical initial payment of $1,000,
       T       = the average annual total return (after taxes on distributions),
       n       = the number of years, and
       ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions and redemption.


      All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

      From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).





      A Fund may also from time to time advertise its yield based on a 30-day or 90-day period ended on a date other than the most recent balance sheet included in the Fund's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a 30-day or 90-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      A Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for a Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of a Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income.

ADDITIONAL PERFORMANCE QUOTATIONS

      Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge, if any, but may also show total return without giving effect to that charge. Total returns and yields are based on past results and are not necessarily a prediction of future performance.

                             PERFORMANCE COMPARISONS

      In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class O Shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.

      Class O shares were first offered on August 1, 2001. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Currently only International Growth Fund, Technology Fund, Bond Fund, Index Plus Large Cap Fund, Index Plus Mid Cap Fund and Index Plus Small Cap Fund offer Class O shares to the public.


      Total Return Quotations as of May 31, 2003:


      The average total returns from commencement of operations to May 31, 2002, is as follows:


FUND NAME                  1 YEAR          5 YEARS     SINCE INCEPTION   INCEPTION DATE*
---------                  ------          -------     ---------------   ---------------
TECHNOLOGY
  Class O                   -19.58           N/A           -22.78%       08/06/2001
  Class O (after            -19.58                         -22.78%
  taxes on                                   N/A
  distributions)
  Class O (after            -12.73                         -19.03%
  taxes on
  distributions and                          N/A
  sale of Fund shares)
INDEX PLUS LARGECAP
  Class O                    N/A             N/A           -11.34%       08/01/2001
  Class O (after             N/A                           -11.69%
  taxes on                                   N/A
  distributions)
  Class O (after             N/A                            -9.77%
  taxes on
  distributions and                          N/A
  sale of Fund shares)
INDEX PLUS MIDCAP
  Class O                    N/A             N/A            -2.58%       08/01/2001
  Class O (after             N/A                            -2.76%
  taxes on                                   N/A
  distributions)
  Class O (after             N/A                            -2.27%
  taxes on
  distributions and                          N/A
  sale of Fund shares)

FUND NAME                  1 YEAR          5 YEARS     SINCE INCEPTION   INCEPTION DATE*
---------                  ------          -------     ---------------   ---------------
INDEX PLUS SMALLCAP
  Class O                    N/A             N/A            -1.93%       08/01/2001
  Class O (after             N/A                            -2.06%
  taxes on                                   N/A
  distributions)
  Class O (after             N/A                            -1.68%
  taxes on
  distributions and
  sale of Fund shares)                       N/A


* The inception dates above represent the commencement of operations, which may not coincide with the effective date of the post-effective amendment to the registration statement through which the Funds were added.

                              FINANCIAL STATEMENTS

The Financial Statements and the independent auditors' reports, thereon, appearing in the Company's Annual Reports for the periods ended March 31, 2003 are incorporated by reference into this SAI. The company's annual and Semi-Annual Reports are available upon request and without charge by calling 1-800-992-0180.

                                   APPENDIX A

ING FUNDS


                            -----------------------


                    PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 29, 2003
                          As amended September 24, 2003


                            -----------------------


I.    INTRODUCTION



The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. Only the Board may amend these Procedures and Guidelines. The Board shall review these Procedures at its discretion, and make any revisions thereto as deemed appropriate by the Board.



(1)   DELEGATION OF VOTING AUTHORITY



The Board hereby delegates to ING Investments, LLC (the "Adviser") the authority and responsibility to vote all proxies with respect to all portfolio securities of each Fund, in accordance with the then-current Procedures and Guidelines approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies, as it deems appropriate. The President or Chief Financial Officer of a Fund may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board.



When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.



(2)   APPROVAL AND REVIEW OF PROCEDURES



      The Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 3. The Board hereby approves such procedures.



Any material changes to the Adviser's proxy voting procedures must be approved by the Board prior to voting any Fund proxies in accordance with such amended procedures. The President or Chief Financial Officer of the Adviser may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board of the Fund.



(3)   VOTING PROCEDURES AND GUIDELINES


--------------------------

(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board at issue. No provision in these Procedures is intended to impose any duty upon the particular Board with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

The Guidelines that are set forth in Exhibit 4 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.



Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser's proxy procedures.



                              (1) ROUTINE MATTERS



The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.



      -     Matters Requiring Case-by-Case Consideration



The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.



Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.



The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.



            1. Votes in Accordance with Agent Recommendation



            In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.



            2. Non-Votes



            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.



            3. Votes Contrary to Procedures and Guidelines, or Agent
               Recommendation, where applicable, or Where No Recommendation is Provided by Agent.



            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will request that each member of the Proxy Group and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined the Adviser's proxy voting procedures), in substantially the form attached hereto as Exhibit 2.

      If Counsel determines that a conflict of interest appears to exist with respect to any of member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as directed by the Guidelines, or in accordance with the recommendation of the Agent, where applicable. Cases in which any member of the Proxy Group or an Investment Professional has failed to complete and return a Conflicts Report shall be treated as if a conflict of interest appears to exist.



      If Counsel determines that each member of the Proxy Group has completed and returned a Conflicts Report and there does not appear to be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.



V.    CONFLICTS OF INTEREST



      In any case in which a member of the Proxy Group has failed to complete and return a Conflicts Report, or in which there appears to be a conflict of interest with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the Agent will be directed to vote in accordance with the Guidelines, or the Agent's recommendation, where applicable, so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which the Adviser or certain other related parties may be deemed to have a conflict of interest.



(1)   REPORTING AND RECORD RETENTION



      (1)   Reporting by the Funds



            Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.



      (2)   Reporting to the Boards



            At each regularly scheduled meeting, the Board will receive a report from the adviser's Proxy Coordinator indicating each proxy proposal
            (1) that was voted contrary to the Guidelines or the recommendation of the Agent, if applicable; and (2) for which the Proxy Group initially recommended a vote contrary to the Guidelines, or the recommendation of the Agent where applicable, but which was ultimately voted in accordance with the Guideline or the recommendation of the Agent in accordance with Section V hereof. Such report shall indicate the name of the issuer, the substance of the proposal, and the reasons for voting, or recommending a vote, contrary to the Guidelines or the recommendation of the Agent, if applicable.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES



                         ING VP BALANCED PORTFOLIO, INC.
                    ING STRATEGIC ALLOCATION PORTFOLIOS, INC.
                                  ING GET FUNDS
                              ING VP BOND PORTFOLIO
                          ING VP MONEY MARKET PORTFOLIO
                               ING VARIABLE FUNDS
                          ING VARIABLE PORTFOLIOS, INC.
                              ING SERIES FUND, INC.





Effective: July 29, 2003

EXHIBIT 2



TO THE
                                    ING Funds
                             Proxy Voting Procedures



                            FORM OF CONFLICTS REPORT

            FORM OF CONFLICT OF INTEREST REPORT - PROXY GROUP MEMBERS
                          PROXY VOTING OF THE ING FUNDS




ISSUER:
MEETING DATE:



1. To your knowledge, do you, or anyone in your immediate household, have a personal relationship of any sort with the Issuer, its officers, directors, or employees, or might you, or anyone in your immediate household, be affected by the outcome of the proxy proposal?
      EXPLANATION:                                                 YES   NO
                                                                   [ ]   [ ]



2. To your knowledge, (1) does any ING Entity have a material business relationship with the Issuer or (2) is any ING Entity actively seeking to have a material business relationship with the Issuer?
      EXPLANATION:                                                 YES    NO
                                                                   [ ]   [ ]



3. Have you, or, to your knowledge, anyone else employed by an ING Entity, been contacted by any person or organization, including another ING employee or affiliate, with a recommendation or request that a proxy be voted for (or against) a particular proposal with respect to the Issuer? This includes communications from the Issuer or its Affiliates, from a shareholder, or from a commercial, union or any other special interest group, but would not include routine communications from proxy solicitors.
      EXPLANATION:                                                 YES    NO
                                                                   [ ]   [ ]



4. Are you aware of any other information that might lead a reasonable person to conclude that an ING Entity appears to have a conflict of interest with respect to the proxy proposal?
      EXPLANATION:                                                 YES    NO
                                                                   [ ]   [ ]



NAME:                                                     DATE:



CERTIFICATION: As a member of the Proxy Group, I understand that I have a fiduciary duty to vote Fund proxies solely in the best interests of the Fund(s) and its (their) shareholders. I certify that my recommendation with respect to the vote on the proxy proposal relating to the Issuer noted above is based solely on this criterion.



Definitions:



AFFILIATE means (A) any company directly or indirectly owning, controlling, or holding with power to vote, 5% or more of the outstanding voting securities of the issuer; (B) any company 5 % or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by the issuer; (C) any company directly or indirectly controlling, controlled by, or under common control with, the issuer; (D) any officer, director, partner, copartner, or employee of the issuer; (E) if the issuer is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if the issuer is an unincorporated investment company not having a board of directors, the depositor thereof.



ING ENTITY means all direct and indirect subsidiaries, joint ventures and business units of ING Groep N.V., including, but not limited to, ING Investments, LLC., ING Funds Distributor, LLC, Aeltus Investment Management, Inc., ING Investment Management Americas, Directed Services, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC.



ISSUER includes the company with respect to which the proxy is solicited, and any other entity which you know to be affiliated therewith, such as a pension plan, joint venture, subsidiary or parent, or company under common control.

MATERIAL BUSINESS RELATIONSHIP means (1) participation in a joint venture, (2) revenues to ING of $1 million or more per year, or (3) ownership by ING of more than 5% of the outstanding securities of the ISSUER.



** Please fax or email to Karla Bos at 480-477-2744 or karla.bos@ingfunds.com **

         EXHIBIT 3
         to the
         ING Funds
         Proxy Voting Procedures



                              ING INVESTMENTS, LLC,



                             DIRECTED SERVICES, INC.



                                       AND



ING LIFE INSURANCE AND ANNUITY COMPANY





                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003
                           As amended August 21, 2003







I.       INTRODUCTION



         ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to proxies for the Funds over which they have day-to-day portfolio management responsibility.



         The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.



In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.



         The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.



         Unless otherwise noted, proxies will be voted in all instances.

II.      ROLES AND RESPONSIBILITIES



         A.       Proxy Coordinator



The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the proxy Coordinator will call a meeting of the Proxy Group.



         B.       Agent



         An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.



         The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.



         The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.



    (1) Proxy Group



The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.



A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.

A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.



For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.



If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.



If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.



         D.       Investment Professionals



The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.



1.       VOTING PROCEDURES



         a. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.



                              (2) ROUTINE MATTERS



The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.



         -        Matters Requiring Case-by-Case Consideration



The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.



Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.



The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.



         1.       Votes in Accordance with Agent Recommendation

         In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.



         2.       Non-Votes



         The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.



         3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.



         If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.



         4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.



IV.      CONFLICTS OF INTEREST



         In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.



For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.



The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.



V.       REPORTING AND RECORD RETENTION



The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund.

(3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision.
(4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

APPENDIX 1



to the



                        ADVISERS' PROXY VOTING PROCEDURES



PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:



      NAME                                              TITLE OR AFFILIATION
Stanley D. Vyner                  Chief Investment Risk Officer and Executive Vice President of ING Investments, LLC

Karla J. Bos                      Acting Proxy Coordinator

Kimberly A. Anderson              Vice President and Assistant Secretary, ING Investments, LLC

Maria Anderson                    Assistant Vice President - Manager Fund Compliance of ING Funds Services, LLC

Michael J. Roland                 Executive Vice President and Chief Financial Officer of ING Investments, LLC

J. David Greenwald                Vice President - Fund Compliance of ING Fund Services, LLC

Megan L. Dunphy, Esq.             Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.           Counsel, ING Americas US Legal Services

EXHIBIT 4
to the
ING Funds
Proxy Voting Procedures





                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 29, 2003
                          As amended September 24, 2003









I.    INTRODUCTION




      The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.



      Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.



The Adviser, in exercising its delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Adviser will not subordinate the interest of beneficial owners to unrelated objectives.



1.    GUIDELINES

      The following Guidelines are grouped according to the types of proposals generally presented to shareholders: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues.

      In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.


                     PROPOSAL                                                                                      GUIDELINES
                     --------                                                                                      ----------

THE BOARD OF DIRECTORS

Voting on director nominees in uncontested elections                                                              CASE-BY-CASE

-

-

-


                     PROPOSAL                                                                                      GUIDELINES
                     --------                                                                                      ----------

Separating Chairman and CEO                                                                                       CASE-BY-CASE

Shareholder proposals seeking a majority of independent directors                                                     For

Shareholder proposals asking that board audit, compensation, and/or nominating
committees be composed exclusively of independent directors                         FOR

Shareholder proposals requiring directors to own a minimum amount of company
stock in order to qualify as a director or to remain on the board                   CASE-BY-CASE

Term of Office

            -     Shareholder proposals to limit the tenure of outside directors
                                                                                    AGAINST

Age Limits

            -     Shareholder proposals to impose a mandatory retirement age for
                  outside directors                                                                                   For

Director and Officer Indemnification and Liability Protection                                                     Case-by-Case

            -     Limit or eliminate entirely directors' and officers' liability                                     AGAINST
                  for monetary damages for violating the duty of care

            -     Proposals that would expand coverage beyond just legal                                             Against
                  expenses to acts, such as negligence, that are more
                  serious violations of fiduciary obligation than mere
                  carelessness

            -     Proposals providing such expanded coverage in cases when a                                          For
                  director's or officer's legal defense was unsuccessful if:

                  (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

                  (2)   Only if the director's legal expenses would be covered

PROXY CONTESTS

Voting for director nominees in contested elections                                                               Case-by-Case

Reimburse proxy solicitation expenses                                                                             Case-by-Case


                     PROPOSAL                                                                                      GUIDELINES
                     --------                                                                                      ----------
                                                                                                                      For
AUDITORS


                               Ratifying Auditors
Non-Audit Services

      -     Approval of auditors when total non-audit fees exceed the total of                                    Case-by-Case
            audit fees, audit-related fees and permissible tax fees

Auditor Independence
                                                                                                                  Case-by-Case
      -     Shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or capping the level of non-audit services

Audit Firm Rotation

      -     Shareholder proposals asking for mandatory audit firm rotation                                           Against

PROXY CONTEST DEFENSES

Board Structure: Staggered vs. Annual Elections

      -     Proposals to classify                                                                                    Against

      -     Proposals to repeal classified boards and to elect all directors                                          For
            annually

Shareholder Ability to Remove Directors

      -     Proposals that provide that directors may be removed only for cause                                      Against

      -     Proposals to restore shareholder ability to remove directors with or                                      For
            without cause

      -     Proposals that provide that only continuing directors may elect                                          Against
            replacement to fill board vacancies

      -     Proposals that permit shareholders to elect directors to fill board                                       For
            vacancies

Cumulative Voting

      -     Proposals to eliminate cumulative voting                                                                 Against

      -     Proposals to restore or permit cumulative voting                                                      Case-by-Case

Shareholder Ability to Call Special Meetings

      -     Proposals to restrict or prohibit shareholder ability to call                                            Against
            special meetings

      -     Proposals that remove restrictions on the right of shareholders to                                        For
            act independently of management

Shareholder Ability to Act by Written Consent

      -     Proposals to restrict or prohibit shareholder ability to take action                                    Against
            by written consent


                     PROPOSAL                                                                                      GUIDELINES
                     --------                                                                                      ----------

      -     Proposals to allow or make easier shareholder action by written                                           For
            consent

Shareholder Ability to Alter the Size of the Board

      -     Proposals that seek to fix the size of the board                                                      Case-by-Case

      -     Proposals that give management the ability to alter the size of the                                      Against
            board without shareholder approval


                              TENDER OFFER DEFENSES
Poison Pills

      -     Proposals that ask a company to submit its poison pill for                                                For
            shareholder ratification

      -     Shareholder Proposals to redeem a company's poison pill                                               Case-by-Case

      -     Management Proposals to ratify a poison pill                                                          Case-by-Case

Fair Price Provisions
                                                                                                                  Case-by-Case
      -     Proposals to adopt fair price provisions

      -     Fair price provisions with shareholder vote requirements greater                                         Against
            than a majority of disinterested shares

Greenmail

      -     Proposals to adopt antigreenmail charter or bylaw amendments or                                           For
            otherwise restrict a company's ability to make greenmail payments

      -     Antigreenmail proposals when they are bundled with other charter or                                   Case-by-Case
            bylaw amendments

Pale Greenmail

Unequal Voting Rights
                                                                                                                    Against
      -     Dual-class exchange offers

      -     Dual-class recapitalizations                                                                            Against

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

      -     Management proposals to require a supermajority shareholder to                                          Against
            approve charter and bylaw amendments

      -     Shareholder proposals to lower supermajority shareholder vote
            requirements for charter and bylaw amendments                                                             For

Supermajority Shareholder Vote Requirement to Approve Mergers

      -     Management proposals to require a supermajority shareholder vote to                                     Against
            approve mergers and other significant business


                     PROPOSAL                                                                                      GUIDELINES
                     --------                                                                                      ----------

            combinations

      -     Shareholder proposals to lower supermajority shareholder vote                                             For
            requirements for mergers and other significant business combinations

White Squire Replacements                                                                                             For

MISCELLANEOUS GOVERNANCE PROVISIONS

Shareholder proposals to adopt confidential voting, use independent tabulators,                                       For
and use independent inspectors of election

Management proposals to adopt confidential voting                                                                     For

Equal Access

      -     Shareholder proposals that would allow significant company                                                For
            shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board

Bundled or "Conditioned" Proxy Proposals                                                                          Case-by-Case

Shareholder Advisory Committees                                                                                   Case-by-Case

CAPITAL STRUCTURE


                           Common Stock Authorization

      -     Proposals to increase the number of shares of common stock, taking                                    Case-by-Case
            into consideration Case-by-Case whether intention exists to significantly dilute shareholders proportionate interest or to be unduly dilutive to shareholders' proportionate interest

      -     Proposals to increase the number of authorized shares of the class                                    Case-by-Case
            of stock that has Against superior voting rights in companies that have dual-class capitalization structures

Stock Distributions: Splits and Dividends

      -     Management proposals to increase common share authorization for a                                         For
            stock split, provided that For the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns

Reverse Stock Splits

      -     Management proposals to implement a reverse stock split when the                                          For
            number of shares authorized for issue is proportionately reduced

      -     Proposals to implement a reverse stock split that do not                                              Case-by-Case
            proportionately reduce the number of shares of authorized for issue


                     PROPOSAL                                                                                      GUIDELINES
                     --------                                                                                      ----------

Preferred Stock

      -     Proposals authorizing the creation of new classes of preferred stock                                    Against
            with unspecified Against voting, conversion, dividend distribution, and other rights ("blank check" preferred stock)

      -     Proposals to create blank check preferred stock in cases where the                                        For
            company expressly states For that the stock will not be used as a takeover defense

      -     Proposals to authorize preferred stock in cases where the company                                         For
            specified the voting, For dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

      -     Proposals to increase the number of blank check preferred shares                                      Case-by-Case
            after analyzing the number Case-by-Case of preferred shares available for issue given a company's industry performance in terms of shareholder returns

Shareholder proposals to have blank check preferred stock placements, other than                                      For
those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification

Management Proposals to Reduce the Par Value of Common Stock                                                          For

Shareholder Proposals that Seek Preemptive Rights                                                                 Case-by-Case

Debt Restructuring                                                                                                Case-by-Case

Share Repurchase Programs                                                                                             For

Tracking Stock                                                                                                    Case-by-Case

EXECUTIVE AND DIRECTOR COMPENSATION                                                                               Case-by-Case

Management Proposals Seeking Approval to Reprice Options                                                          Case-by-Case

Director Compensation                                                                                             Case-by-Case

Employee Stock Purchase Plans                                                                                     Case-by-Case

OBRA-Related Compensation Proposals

      -     Amendments that Place a Cap on Annual Grants or Amend Administrative                                      For
            Features

      -     Amendments to Add Performance-Based Goals                                                                 For

      -     Amendments to Increase Shares and Retain Tax Deductions Under OBRA                                    Case-by-Case

      -     Approval of Cash or Cash-and-Stock Bonus Plan                                                             For

Shareholder Proposals to Limit Executive and Director Pay

      -     Proposals that seek additional disclosure of director pay                                                 For
            information

      -     Proposals that seek additional disclosure of executive pay information                                    For


                     PROPOSAL                                                                                      GUIDELINES
                     --------                                                                                      ----------



      -     All other proposals that seek to limit executive and director pay                                     Case-by-Case

Golden and Tin Parachutes

      -     Shareholder proposals to have golden and tin parachutes submitted                                         For
            for shareholder ratification

      -     All proposals to ratify or cancel golden or tin parachutes                                            Case-by-Case

Employee Stock Ownership Plans (ESOPs)                                                                                For

401(k) Employee Benefit Plans                                                                                         For

                                                                                                                      For
      Shareholder proposals to expense stock options, unless company has already publicly committed to expensing options by a specific date


                             STATE OF INCORPORATION

Voting on State Takeover Statutes                                                                                 Case-by-Case

Voting on Reincorporation Proposals                                                                               Case-by-Case

MERGERS AND CORPORATE RESTRUCTURINGS

                                                                                                                  Case-by-Case
                            Mergers and Acquisitions

Corporate Restructuring                                                                                           Case-by-Case

Spinoffs                                                                                                          Case-by-Case

Asset Sales                                                                                                       Case-by-Case

Liquidations                                                                                                      Case-by-Case

Appraisal Rights                                                                                                      For

Changing Corporate Name                                                                                               For

Adjournment of Meeting

      -     Proposals to adjourn a meeting when the primary proposal is also                                          For
            voted FOR


                               MUTUAL FUND PROXIES

Election of Directors                                                                                             CASE-BY-CASE


                     PROPOSAL                                                                                      GUIDELINES
                     --------                                                                                      ----------

Converting Closed-end Fund to Open-end Fund                                                                       Case-by-Case

Proxy Contests                                                                                                    Case-by-Case

Investment Advisory Agreements                                                                                    Case-by-Case

Approving New Classes or Series of Shares                                                                             For

Preferred Stock Proposals                                                                                         Case-by-Case

1940 Act Policies                                                                                                 Case-by-Case

Changing a Fundamental Restriction to Nonfundamental Restriction                                                  Case-by-Case

Change Fundamental Investment Objective to Nonfundamental                                                         Case-by-Case

Name Rule Proposals                                                                                               Case-by-Case

Disposition of Assets/Termination/Liquidation                                                                     Case-by-Case

Changes to the Charter Document                                                                                   Case-by-Case

Changing the Domicile of a Fund                                                                                   Case-by-Case

Change in Fund's Subclassification                                                                                Case-by-Case

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder                                           For
Approval

Distribution Agreements                                                                                           Case-by-Case

Master-Feeder Structure                                                                                               For

Mergers                                                                                                           Case-by-Case

Shareholder Proposals to Establish Director Ownership Requirement                                                  Against


Reimburse Shareholder for Expenses Incurred                                                                       Case-by-Case

Terminate the Investment Advisor                                                                                  Case-by-Case

SOCIAL AND ENVIRONMENTAL ISSUES                                                                                   Case-by-Case


                                     PART C:
                                OTHER INFORMATION

Item 23.  Exhibits

(a)(1)            Articles of Amendment and Restatement (14)

(a)(2)            Articles of Amendment (14)

(a)(3)            Articles of Amendment dated September 2, 2003. (17)

(b)               Amended and Restated By-Laws (1)

(c) Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) (2)

(d)(1) Form of Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. (2)

(d)(2) Form of Sub-Advisory Agreement among ING Series Fund, Inc., ING Investments, LLC and Aeltus Investment Management, Inc. (Aeltus) (2)

(d)(3) Form of Interim Sub-Advisory Agreement among ING Series Fund, Inc., ING Investments, LLC and AIC Asset Management, LLC, on behalf of the ING Technology Fund (14)

(d)(4) Restated Expense Limitation Agreement effective August 1, 2003, between ING Investments, LLC and ING Series Fund, Inc.
                  (17)

(e)(1)            Form of Underwriting Agreement between ING Series Fund, Inc.
                  and ING Funds Distributor, Inc. (2)

(e)(2)            Master Selling Dealer Agreement (1)

(f)               Directors' Deferred Compensation Plan (3)

(g)(1)            Form of Recordkeeping Agreement between ING Series Fund, Inc.
                  and State Street Bank and Trust Company (2)

(h)(1) Form of Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. (2)

(h)(2) Financial Guarantee Agreement among ING Series Fund, Inc., Aeltus and MBIA Insurance Corporation (MBIA) (4)

(h)(3)            First Amendment to Financial Guarantee Agreement (5)

(h)(4)            Second Amendment to Financial Guarantee Agreement (6)

(h)(5)            Third Amendment to Financial Guarantee Agreement (7)

(h)(6)            Fourth Amendment to Financial Guarantee Agreement (2)

(h)(7)            Fifth Amendment to Financial Guarantee Agreement (2)

(h)(8)            Sixth Amendment to Financial Guarantee Agreement (14)

(h)(9) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF I (8)

(h)(10) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon Analytical Services, LLC (Russell/Mellon), on behalf of PPF I (8)

(h)(11) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF II (8)

(h)(12) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PP II (8)

(h)(13) Custodian Service Agreement between ING Series Fund, Inc., and Mellon Bank N.A., on behalf of PPF III (9)

(h)(14) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF III (9)

(h)(15) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A. on behalf of PPF IV (10)

(h)(16) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF IV (10)

(h)(17) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of IPPF (1)

(h)(18) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of IPPF (1)

(h)(19) Custodian Service and Monitoring Agreement among ING Series Fund, Inc., MBIA and State Street Bank and Trust Company (14)

(i)               Opinion of Goodwin Procter, LLP (17)

(j)(1)            Consent of KPMG, LLP (17)

(j)(2)            Consent of Goodwin Procter, LLP (17)

(k)               Not applicable

(l)               Not applicable

(m)(1) Form of Amended and Restated Distribution and Shareholder Services Plan (Class A) (2)

(m)(2) Form of Amended and Restated Distribution and Shareholder Services Plan (Class B) (2)

(m)(3) Form of Amended and Restated Distribution and Shareholder Services Plan (Class C) (2)

(m)(4) Form of Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) (6)

(m)(5) Form of Amended and Restated Distribution and Shareholder Services Plan (Class O) (2)

(m)(6)            Shareholder Service and Distribution Plan for Class R
                  Shares. (17)

(n)               Multiple Class Plan as of June 25, 2003 (17)

(o)               Not applicable

(p)(1)            Form of Pilgrim Group of Funds and Advisers Code of Ethics (2)

(p)(2)            Aeltus Investment Management, Inc. Code of Ethics (12)

(p)(3)            AIC Asset Management, LLC Code of Ethics (14)

(q) Powers of Attorney for Mmes Fighetti and Norgaard and Messrs. Fox, Hennessy, Roland, DePrince, Jr., Koch, McInerney, O'Dell and Obermeyer. (17)

(1) Incorporated herein by reference to Post Effective Amendment No. 46 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on December 15, 2000.

(2) Incorporated herein by reference to Post Effective Amendment No. 52 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on February 27, 2002.

(3) Incorporated herein by reference to Post Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on January 16, 1998.

(4) Incorporated herein by reference to Post Effective Amendment No. 34 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on October 6, 1999.

(5) Incorporated herein by reference to Post Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on July 18, 2000.

(6) Incorporated herein by reference to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on August 29, 2000.

(7) Incorporated herein by reference to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on February 28, 2001.

(8) Incorporated herein by reference to Post Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on December 16, 1999.

(9) Incorporated herein by reference to Post Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on June 28, 2000.

(10) Incorporated herein by reference to Post Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on September 27, 2000.

(11) Incorporated herein by reference to Post Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on August 29, 2001.

(12) Incorporated herein by reference to Post Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on April 5, 2001.

(13) Incorporated herein by reference to Post Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on September 26, 1997.

(14) Incorporated herein by reference to Post Effective Amendment No. 54 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on July 24, 2002.

(15) Incorporated herein by reference to Post Effective Amendment No. 53 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on May 29, 2002.

(16) Incorporated herein by reference to Post Effective Amendment No. 57 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on February 28, 2002.

(17)              Filed herein.

Item 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         ING Series Fund, Inc. is a Maryland corporation for which separate financial statements are filed. As of September 2, 2003, ING Life Insurance and Annuity Company (ILIAC) and its affiliates had the following interest in the series of the ING Series Fund, Inc., through direct ownership or through one of ILIAC's separate accounts:

                                                              % ILIAC
                                                              -------
                                                              Class I
ING Strategic Allocation Balanced Fund
(Crossroads)                                                  25.82

ING Strategic Allocation Income Fund
(Legacy)                                                      47.27

ILIAC is an indirect wholly owned subsidiary of ING Groep, N.V.

         As of September 2, 2003, ING National Trust (the "Trust") had the following interest in the series of the ING Series Fund, Inc., through direct ownership or through one of the Trust's separate accounts:

                                                % National Trust
                                                ----------------
                                                     Class A
ING Balanced Fund                                     36.70
ING Growth Fund                                       28.42
ING Index Plus LargeCap Fund                          35.42
ING Index Plus MidCap Fund                            29.79
ING Index Plus SmallCap Fund                          30.94
ING Strategic Allocation Growth Fund
(Ascent)                                              38.38
ING Strategic Allocation Income Fund
(Legacy)                                              48.02
ING Value Opportunity                                 61.44

         ING National Trust is a wholly owned subsidiary of ING Groep, N.V.

         A list of persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

ITEM 25.          INDEMNIFICATION

         Article 12, Section (d) of the Registrant's form of Articles of Amendment and Restatement, incorporated herein by reference to Exhibit (a) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2003.

         Section XI.B of the Form of Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of the Administrator.

         Section 8 of the Form of Underwriting Agreement, incorporated herein by reference to Exhibit (e.1) to Registrant's Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of the Underwriter, its several officers and directors, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act of 1933.

         Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and
(2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights that those provided by statute.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF ADVISER

         Information as to the directors and officers of ING Investments, LLC (formerly, ING Pilgrim Investments, LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in it application for registration as a investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

         Information as to the directors and officers of Aeltus Investment Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-9046) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

         Information as to the directors and officers of AIC Asset Management, LLC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-56227) filed under the Investment Adviser's Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 27.          PRINCIPAL UNDERWRITER

         (a) ING Funds Distributor, LLC (formerly, ING Funds Distributor, Inc.) is the principal underwriter for ING Series Fund, Inc. ING Mutual Funds; ING Funds Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Equity Trust; ING Senior Income Fund; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds, ING VP Growth and Income Portfolio; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Generation Portfolios, Inc. and ING GET Fund.

         (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

         (c) Not applicable

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Series Fund, Inc., (b) the Investment Adviser, (c) the Distributor, (d) the Custodians, (e) the Transfer Agent, and (f) the Sub-Advisers. The address of each is as follows:

(a)      ING Series Fund, Inc.
         7337 East Doubletree Ranch Road
         Scottsdale, Arizona 85258

(b)      ING Investments, LLC
         7337 East Doubletree Ranch Road
         Scottsdale, Arizona 85258

(c)      ING Funds Distributor, LLC
         7337 East Doubletree Ranch Road
         Scottsdale, Arizona 85258

(d)      State Street Bank and Trust Company
         801  Pennsylvania Avenue
         Kansas, MO 64105

         Brown Brothers Harriman & Co.
         40 Water Street
         Boston, Massachusetts 02109-3661

(e)      DST Systems, Inc.
         P.O. Box 419386
         Kansas City, Missouri 64141

(f)      Aeltus Investment Management, Inc.
         10 State House Square
         Hartford, Connecticut 06103-3602

         AIC  Asset Management, LLC
         100 Pine Street, Suite 420
         San Francisco, CA 94111

ITEM 29.          MANAGEMENT SERVICES

         Not applicable.

ITEM 30.          UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 30th day of September, 2003.

                              ING SERIES FUND, INC.

                                    By: /s/ Theresa K. Kelety
                                       -----------------------------------------
                                       Theresa K. Kelety
                                       Secretary

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

          SIGNATURE                        TITLE                    DATE
          ---------                        -----                    ----

____________________________      Director                    September 30, 2003
      J. Scott Fox*


                                  President and Chief
____________________________      Executive officer           September 30, 2003
     James M. Hennessy*
                                  Executive Vice President
                                  and Principal Financial
                                  Officer                     September 30, 2003
____________________________
     Michael J. Roland*


____________________________      Director                    September 30, 2003
  Albert E. DePrince, Jr.*


____________________________      Director                    September 30, 2003
     Maria T. Fighetti*



                                  Director                    September 30, 2003

______________________________
      Sidney Koch*


______________________________                 Director                             September 30, 2003
  Thomas J. McInerney*


______________________________                 Director                             September 30, 2003
  Corine T. Norgaard*


______________________________                 Director                             September 30, 2003
   Joseph Obermeyer*

                                               Director                             September 30, 2003
______________________________
   Edward T. O'Dell*

*By: /s/ Theresa K. Kelety
     ---------------------
     Theresa K. Kelety
     Attorney-in-Fact**

**   Executed pursuant to powers of attorney for J. Scott Fox, James M.
Hennessy, Michael J. Roland, Albert E. DePrince, Jr., Maria T. Fighetti, Sidney Koch, Thomas J. McInerney, Corine T. Norgaard and Edward T. O'Dell filed herein.

                                  EXHIBIT INDEX

EXHIBIT NUMBER             NAME OF EXHIBIT

(a)(3)                     Articles of Amendment dated September 2, 2003

(d)(4) Form of Restated Expense Limitation Agreement effective August 1, 2003, between ING Investments, LLC and ING Series Fund, Inc.

(i)                        Opinion of Goodwin Procter, LLP dated September 25,
                           2003.

(j)(1)                     Consent of KPMG, LLP

(j)(2)                     Consent of Goodwin Procter, LLP dated September 25,
                           2003

(m)(6)                     Shareholder Service and Distribution Plan for
                           Class R Shares

(n)                        Multiple Class Plan as of June 25, 2003

(q) Powers of Attorney for Albert E. DePrince, Jr., Director dated September 24, 2003, James M. Hennessy, President and Chief Executive Officer dated September 24, 2003, Maria T. Fighetti, Director, dated September 24, 2003, J. Scott Fox, Director, dated September 24, 2003, Sidney Koch, Director, dated September 24, 2003, Edward T. O'Dell, Director, dated September 24, 2003, for Corine T. Norgaard, Director, dated September 24, 2003, Joseph Obermeyer, Director, dated September 24, 2003, Michael J. Roland, Director, dated September 24, 2003, and Thomas J. McInerney, Director, dated September 24, 2003.